UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-01582

THE ENTERPRISE GROUP OF FUNDS, INC.

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

Enterprise Capital Management, Inc.

3343 Peachtree Road

Atlanta, Georgia 30326

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 – April 30, 2005

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Enterprise Group of

Funds, Inc.

2005 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

THE ENTERPRISE GROUP OF FUNDS, INC. SEMI-ANNUAL REPORT

April 30, 2005

ENTERPRISE CAPITAL APPRECIATION FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,051.10	$8.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00
Class B
Actual	1,000.00	1,048.50	10.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class C
Actual	1,000.00	1,048.60	10.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class Y
Actual	1,000.00	1,053.90	5.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.60%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE DEEP VALUE FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,081.80	$7.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50
Class B
Actual	1,000.00	1,079.70	10.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class C
Actual	1,000.00	1,079.70	10.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class Y
Actual	1,000.00	1,084.00	5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.50%, 2.05%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE EQUITY FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$996.60	$7.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00
Class B
Actual	1,000.00	963.50	10.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class C
Actual	1,000.00	963.50	10.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class Y
Actual	1,000.00	969.00	5.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.60%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE EQUITY INCOME FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,060.00	$7.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50
Class B
Actual	1,000.00	1,056.90	10.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class C
Actual	1,000.00	1,057.30	10.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class Y
Actual	1,000.00	1,062.30	5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.50%, 2.05%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,042.40	$8.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.12	8.75
Class B
Actual	1,000.00	1,039.40	11.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class C
Actual	1,000.00	1,039.50	11.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class Y
Actual	1,000.00	1,044.40	6.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.75%, 2.30%, 2.30% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,033.70	$8.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.12	8.75
Class B
Actual	1,000.00	1,031.00	11.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class C
Actual	1,000.00	1,031.00	11.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class Y
Actual	1,000.00	1,035.60	6.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.75%, 2.30%, 2.30% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE GOVERNMENT SECURITIES FUND

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,012.10	$6.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class B
Actual	1,000.00	1,009.40	8.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class C
Actual	1,000.00	1,008.60	8.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class Y
Actual	1,000.00	1,013.60	3.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.25%, 1.80%, 1.80% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE GROWTH FUND

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,018.60	$7.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.91	7.95
Class B
Actual	1,000.00	1,016.30	10.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.18	10.69
Class C
Actual	1,000.00	1,016.10	10.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.18	10.69
Class Y
Actual	1,000.00	1,021.40	5.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.71

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.59%, 2.14%, 2.14% and 1.14%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE GROWTH AND INCOME FUND

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,050.90	$7.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50
Class B
Actual	1,000.00	1,048.10	10.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class C
Actual	1,000.00	1,047.70	10.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class Y
Actual	1,000.00	1,053.10	5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.50%, 2.05%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE HIGH-YIELD BOND FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$990.10	$6.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51
Class B
Actual	1,000.00	988.50	9.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.62	9.25
Class C
Actual	1,000.00	987.50	9.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.62	9.25
Class Y
Actual	1,000.00	992.40	4.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.30%, 1.85%, 1.85% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE INTERNATIONAL GROWTH FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,057.40	$9.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.62	9.25
Class B
Actual	1,000.00	1,053.80	12.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.89	11.98
Class C
Actual	1,000.00	1054.30	12.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.89	11.98
Class Y
Actual	1,000.00	1,059.50	7.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.00

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.85%, 2.40%, 2.40% and 1.40%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE MANAGED FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,035.10	$7.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class B
Actual	1,000.00	1031.80	10.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.88	9.99
Class C
Actual	1,000.00	1,031.90	10.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.88	9.99
Class Y
Actual	1,000.00	1,036.50	5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.45%, 2.00%, 2.00% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE MERGERS AND ACQUISITIONS FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,036.40	$8.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.41	8.45
Class B
Actual	1,000.00	1,032.60	11.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.69	11.18
Class C
Actual	1,000.00	1,033.50	11.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.69	11.18
Class Y
Actual	1,000.00	1,038.50	6.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.21

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.69%, 2.24%, 2.24% and 1.24%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE MONEY MARKET FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,008.30	$3.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class B
Actual	1,000.00	1,008.30	3.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class C
Actual	1,000.00	1,008.30	3.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class Y
Actual	1,000.00	1,008.30	3.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 0.70%,0.70%,0.70% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE MULTI-CAP GROWTH FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,065.30	$10.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.88	9.99
Class B
Actual	1,000.00	1,060.90	13.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.15	12.72
Class C
Actual	1,000.00	1,062.70	13.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.15	12.72
Class Y
Actual	1,000.00	1,065.40	7.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.11	7.75

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 2.00%, 2.55%, 2.55% and 1.55%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE SHORT DURATION BOND FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,008.80	$4.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class B
Actual	1,000.00	1,005.10	8.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class C
Actual	1,000.00	1,005.10	8.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class Y
Actual	1,000.00	1,009.00	3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 0.90%, 1.65%, 1.65% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE SMALL COMPANY GROWTH FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$979.20	$8.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class B
Actual	1,000.00	976.60	10.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	976.70	10.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class Y
Actual	1,000.00	981.70	5.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.65%, 2.20%, 2.20% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE SMALL COMPANY VALUE FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,049.50	$8.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00
Class B
Actual	1,000.00	1,046.70	10.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class C
Actual	1,000.00	1,046.60	10.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class Y
Actual	1,000.00	1,052.70	5.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.60%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE STRATEGIC ALLOCATION FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,023.90	$7.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50
Class B
Actual	1,000.00	1,021.00	10.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class C
Actual	1,000.00	1,021.00	10.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class Y
Actual	1,000.00	1,026.30	5.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.50%, 2.05%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE TAX - EXEMPT INCOME FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,013.40	$5.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	1,010.70	8.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class C
Actual	1,000.00	1,010.60	8.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class Y
Actual	1,000.00	1,015.60	3.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.10%, 1.65%, 1.65% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE TECHNOLOGY FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$937.40	$9.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.37	9.49
Class B
Actual	1,000.00	934.40	11.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class C
Actual	1,000.00	935.50	11.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class Y
Actual	1,000.00	938.90	6.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.90%, 2.45%, 2.45% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ENTERPRISE TOTAL RETURN FUND

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 - 4/30/05
Class A
Actual	$1,000.00	$1,007.40	$6.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76
Class B
Actual	1,000.00	1,005.60	9.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.37	9.49
Class C
Actual	1,000.00	1,005.70	9.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.37	9.49
Class Y
Actual	1,000.00	1,009.80	4.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios of 1.35%, 1.90%, 1.90% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.1%)
Hotels, Restaurants & Leisure (9.1%)
Four Seasons Hotels, Inc.	123,438	$7,834,610
MGM Mirage, Inc.*	49,280	3,440,237
Royal Caribbean Cruises Ltd.	101,437	4,262,383
Starbucks Corp.*	86,227	4,269,961
Wynn Resorts Ltd.*	42,259	2,237,191
Yum! Brands, Inc.	118,274	5,554,147

		27,598,529

Household Durables (5.0%)
Harman International Industries, Inc.	13,908	1,092,891
KB Home	61,520	3,506,640
Lennar Corp., Class A	94,245	4,850,790
Lennar Corp., Class B	4,898	234,663
MDC Holdings, Inc.	52,222	3,414,274
Toll Brothers, Inc.*	29,710	2,252,018

		15,351,276

Media (0.2%)
Pixar*	12,080	552,539

Multiline Retail (1.2%)
Target Corp.	81,835	3,797,144

Specialty Retail (2.7%)
Lowe’s Cos., Inc.	155,318	8,093,621

Textiles, Apparel & Luxury Goods (1.9%)
Nike, Inc., Class B	76,623	5,885,413

Total Consumer Discretionary		61,278,522

Consumer Staples (6.4%)
Beverages (0.7%)
PepsiCo, Inc.	40,226	2,238,175

Food & Staples Retailing (1.9%)
CVS Corp.	52,315	2,698,408
Walgreen Co.	69,456	2,990,775

		5,689,183

Household Products (3.8%)
Procter & Gamble Co.	211,923	11,475,630

Total Consumer Staples		19,402,988

Energy (3.7%)
Energy Equipment & Services (1.1%)
Schlumberger Ltd.	50,326	3,442,802

Oil & Gas (2.6%)
Exxon Mobil Corp.	140,713	8,024,862

Total Energy		11,467,664

Financials (16.5%)
Capital Markets (4.8%)
Goldman Sachs Group, Inc.	65,943	7,042,053
UBS AG (Registered)	96,514	7,750,074

		14,792,127

Commercial Banks (0.4%)
UCBH Holdings, Inc.	69,666	1,095,846

Consumer Finance (4.3%)
SLM Corp.	275,710	13,134,825

Diversified Financial Services (2.8%)
Chicago Mercantile Exchange	18,197	3,557,877
Citigroup, Inc.	107,713	5,058,203

		8,616,080

Real Estate (1.0%)
St. Joe Co. (The)	42,371	2,948,598

Thrifts & Mortgage Finance (3.2%)
Countrywide Financial Corp.	267,020	$9,663,454

Total Financials		50,250,930

Health Care (29.5%)
Biotechnology (6.8%)
Genentech, Inc.*	293,977	20,854,728

Health Care Equipment & Supplies (6.0%)
Medtronic, Inc.	91,106	4,801,286
St. Jude Medical, Inc.*	113,138	4,415,776
Zimmer Holdings, Inc.*	112,334	9,146,235

		18,363,297

Health Care Providers & Services (10.9%)
Aetna, Inc.	14,966	1,098,055
PacifiCare Health Systems, Inc.*	21,671	1,295,059
Quest Diagnostics, Inc.	44,715	4,730,847
UnitedHealth Group, Inc.	260,414	24,611,727
WellPoint, Inc.*	11,089	1,416,620

		33,152,308

Pharmaceuticals (5.8%)
Johnson & Johnson	130,746	8,973,098
Pfizer, Inc.	205,538	5,584,468
Sanofi-Aventis (ADR)	72,000	3,194,640

		17,752,206

Total Health Care		90,122,539

Industrials (15.4%)
Aerospace & Defense (5.0%)
General Dynamics Corp.	42,216	4,434,791
Lockheed Martin Corp.	75,301	4,589,596
United Technologies Corp.	60,253	6,128,935

		15,153,322

Air Freight & Logistics (3.2%)
FedEx Corp.	116,367	9,885,377

Industrial Conglomerates (4.8%)
General Electric Co.	403,819	14,618,248

Machinery (2.4%)
Caterpillar, Inc.	83,068	7,314,137

Total Industrials		46,971,084

Information Technology (5.7%)
Communications Equipment (2.6%)
QUALCOMM, Inc.	230,538	8,043,471

Computers & Peripherals (1.5%)
Dell, Inc.*	129,799	4,520,899

Software (1.6%)
Electronic Arts, Inc.*	89,665	4,787,214

Total Information Technology		17,351,584

Utilities (1.1%)
Electric Utilities (1.1%)
TXU Corp.	38,643	3,315,183

Total Utilities		3,315,183

Total Common Stocks (98.4%) (Cost $241,141,668)		300,160,494

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.6%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $1,911,207)	$1,911,207	$1,911,207

Total Investments (99.0%) (Cost/Amortized Cost $243,052,875)		302,071,701
Other Assets Less Liabilities (1.0%)		2,953,365

Net Assets (100%)		$305,025,066

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$134,728,841
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$107,393,953

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,312,321
Aggregate gross unrealized depreciation	(3,734,093)

Net unrealized appreciation	$58,578,228

Federal income tax cost of investments	$243,493,473

For the six months ended April 30, 2005, the Fund incurred approximately $478 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $69,820,271 of which $44,538,402 expires in the year of 2009 and $25,281,869 expires in the year 2010.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.0%)
Automobiles (0.5%)
Winnebago Industries, Inc.	8,200	$238,948

Distributors (0.8%)
Genuine Parts Co.	8,100	347,490

Hotels, Restaurants & Leisure (4.0%)
Carnival Corp.	8,900	435,032
GTECH Holdings Corp.	6,100	149,267
Royal Caribbean Cruises Ltd.	10,600	445,412
Wendy’s International, Inc.	17,600	755,568

		1,785,279

Household Durables (2.2%)
Stanley Works	23,200	998,296

Leisure Equipment & Products (2.3%)
Brunswick Corp.	6,300	264,600
Mattel, Inc.	41,300	745,465

		1,010,065

Media (0.8%)
Gannett Co., Inc.	4,300	331,100

Multiline Retail (3.3%)
Dollar General Corp.	38,600	785,510
Family Dollar Stores, Inc.	10,600	285,988
May Department Stores Co.	11,600	406,928

		1,478,426

Specialty Retail (2.1%)
Advance Auto Parts, Inc.*	8,600	458,810
Weight Watchers International, Inc.*	11,800	492,650

		951,460

Total Consumer Discretionary		7,141,064

Consumer Staples (10.9%)
Food Products (2.4%)
ConAgra Foods, Inc.	13,700	366,475
Dean Foods Co.*	21,200	728,432

		1,094,907

Tobacco (8.5%)
Altria Group, Inc.	14,100	916,359
Imperial Tobacco Group plc (ADR)	14,200	823,742
Loews Corp.-Carolina Group	13,800	434,700
Reynolds American, Inc.	6,500	506,805
UST, Inc.	24,400	1,117,520

		3,799,126

Total Consumer Staples		4,894,033

Energy (10.2%)
Oil & Gas (10.2%)
BP plc (ADR)	13,600	828,240
ChevronTexaco Corp.	9,700	504,400
ConocoPhillips.	10,000	1,048,500
EnCana Corp. (New York Exchange)	3,400	217,124
Marathon Oil Corp.	18,700	870,859
Occidental Petroleum Corp.	16,000	1,104,000

Total Energy		4,573,123

Financials (22.5%)
Commercial Banks (4.6%)
Bank of America Corp.	16,300	734,152
South Financial Group, Inc.	17,000	448,630
TCF Financial Corp.	14,800	374,292
Wells Fargo & Co.	8,400	503,496

		2,060,570

Consumer Finance (2.8%)
MBNA Corp.	29,400	$580,650
SLM Corp.	13,900	662,196

		1,242,846

Diversified Financial Services (1.6%)
Citigroup, Inc.	15,200	713,792

Insurance (6.6%)
Allstate Corp.	15,700	881,712
Axis Capital Holdings Ltd.	6,200	164,920
Hartford Financial Services Group, Inc.	7,800	564,486
Willis Group Holdings Ltd.	13,100	438,195
XL Capital Ltd., Class A	12,800	899,840

		2,949,153

Real Estate (2.0%)
American Financial Realty Trust (REIT)	32,000	490,560
Equity Office Properties Trust (REIT)	12,900	405,963

		896,523

Thrifts & Mortgage Finance (4.9%)
MGIC Investment Corp.	8,000	472,000
Peoples Bank/Connecticut	13,000	539,890
Radian Group, Inc.	10,500	466,515
Washington Mutual, Inc.	16,800	694,176

		2,172,581

Total Financials		10,035,465

Health Care (14.0%)
Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	17,900	664,090
Hillenbrand Industries, Inc.	7,100	392,062

		1,056,152

Health Care Providers & Services (6.4%)
CIGNA Corp.	3,400	312,732
Service Corp. International	33,900	238,656
Triad Hospitals, Inc.*	10,600	543,250
Universal Health Services, Inc., Class B	5,000	283,700
Well Choice, Inc.*	10,000	562,000
Well Point, Inc.*	7,100	907,025

		2,847,363

Pharmaceuticals (5.2%)
Bristol-Myers Squibb Co.	20,500	533,000
Pfizer, Inc.	22,400	608,608
Schering-Plough Corp.	27,400	571,838
Valeant Pharmaceuticals International	16,000	332,000
Wyeth	6,500	292,110

		2,337,556

Total Health Care		6,241,071

Industrials (9.5%)
Aerospace & Defense (2.5%)
Boeing Co.	5,100	303,552
Goodrich Corp.	13,300	535,990
Honeywell International, Inc.	8,200	293,232

		1,132,774

Air Freight & Logistics (0.7%)
Ryder System, Inc.	8,300	306,519

Commercial Services & Supplies (0.5%)
Pitney Bowes, Inc.	5,000	223,600

Electrical Equipment (3.4%)
American Power Conversion Corp.	37,800	917,028

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Emerson Electric Co.	9,400	$589,098

		1,506,126

Industrial Conglomerates (0.5%)
Tyco International Ltd.	8,000	250,480

Machinery (0.7%)
ITT Industries, Inc.	3,400	307,564

Road & Rail (1.2%)
Burlington Northern Santa Fe Corp.	10,900	525,925

Total Industrials		4,252,988

Information Technology (1.5%)
Communications Equipment (1.5%)
Nokia OYJ (ADR)	40,800	651,984

Total Information Technology		651,984

Materials (1.1%)
Chemicals (0.6%)
Lyondell Chemical Co.	11,900	298,571

Paper & Forest Products (0.5%)
International Paper Co.	6,300	216,027

Total Materials		514,598

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc.	9,600	343,680

Total Telecommunication Services		343,680

Utilities (8.4%)
Electric Utilities (7.1%)
American Electric Power Co., Inc.	12,700	447,294
CenterPoint Energy, Inc.	20,100	237,984
Entergy Corp.	17,500	$1,282,750
FirstEnergy Corp.	8,600	374,272
Pinnacle West Capital Corp.	12,400	519,560
Xcel Energy, Inc.	19,100	328,138

		3,189,998

Multi-Utilities & Unregulated Power (1.3%)
Duke Energy Corp.	19,600	572,124

Total Utilities		3,762,122

Total Common Stocks (94.9%) (Cost $40,966,097)		42,410,128

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (5.1%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $2,259,436)	$2,259,436	2,259,436

Total Investments (100.0%) (Cost/Amortized Cost $43,225,533)		44,669,564
Other Assets Less Liabilities (0.0%)		14,534

Net Assets (100%)		$44,684,098

*	Non-income producing.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$40,349,809
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$39,430,383

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,988,881
Aggregate gross unrealized depreciation	(1,631,468)

Net unrealized appreciation	$1,357,413

Federal income tax cost of investments	$43,312,151

For the six months ended April 30, 2005, the Fund incurred approximately $144 as brokerage commissions with Bernstein (Sanford

C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $556,374 which expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.1%)
Automobiles (0.9%)
Harley-Davidson, Inc.	29,300	$1,377,686

Hotels, Restaurants & Leisure (3.2%)
Starbucks Corp.*	102,900	5,095,608

Internet & Catalog Retail (10.0%)
Amazon.com, Inc.*	243,150	7,868,334
eBay, Inc.*	257,600	8,173,648

		16,041,982

Media (8.0%)
Pixar*	148,800	6,806,112
XM Satellite Radio Holdings, Inc., Class A*	215,555	5,979,496

		12,785,608

Total Consumer Discretionary		35,300,884

Consumer Staples (5.6%)
Food & Staples Retailing (5.6%)
Wal-Mart Stores, Inc.	77,200	3,639,208
Walgreen Co.	123,600	5,322,216

Total Consumer Staples		8,961,424

Financials (14.2%)
Commercial Banks (2.1%)
Commerce Bancorp, Inc./New Jersey	122,000	3,414,780

Insurance (12.1%)
Aflac, Inc.	46,160	1,876,404
American International Group, Inc.	54,350	2,763,697
Progressive Corp.	160,180	14,619,629

		19,259,730

Total Financials		22,674,510

Health Care (10.0%)
Biotechnology (10.0%)
Amgen, Inc.*	55,200	3,213,192
Genentech, Inc.*	180,900	12,833,046

Total Health Care		16,046,238

Industrials (7.1%)
Commercial Services & Supplies (4.6%)
Apollo Group, Inc., Class A*	102,100	$7,363,452

Industrial Conglomerates (2.5%)
General Electric Co.	110,500	4,000,100

Total Industrials		11,363,552

Information Technology (41.8%)
Communications Equipment (6.9%)
Cisco Systems, Inc.*	199,400	3,445,632
QUALCOMM, Inc.	218,400	7,619,976

		11,065,608

Computers & Peripherals (10.5%)
Dell, Inc.*	174,900	6,091,767
Network Appliance, Inc.*	406,500	10,825,095

		16,916,862

Internet Software & Services (12.2%)
Google, Inc., Class A*	25,400	5,588,000
Yahoo!, Inc.*	402,600	13,893,726

		19,481,726

Semiconductors & Semiconductor Equipment (7.4%)
Maxim Integrated Products, Inc.	170,900	6,391,660
Xilinx, Inc.	201,100	5,417,634

		11,809,294

Software (4.8%)
Electronic Arts, Inc.*	116,800	6,235,952
Symantec Corp.*	77,400	1,453,572

		7,689,524

Total Information Technology		66,963,014

Total Common Stocks (100.8%) (Cost $136,633,178)		161,309,622

Total Investments (100.8%) (Cost $136,633,178)		161,309,622
Other Assets Less Liabilities (-0.8%)		(1,310,451)

Net Assets (100%)		$159,999,171

*	Non-income producing.

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$13,578,137
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$21,687,332

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,696,339
Aggregate gross unrealized depreciation	(17,033,874)

Net unrealized appreciation	$24,662,465

Federal income tax cost of investments	$136,647,157

For the six months ended April 30, 2005, the Fund incurred approximately $619 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $68,645,621 of which $2,766,987 expires in the year 2008, $15,780,945 expires in the year 2009, $6,582,827 expires in the year 2010, $30,667,632 expires in the year 2011, and $12,847,230 expires in the year 2012.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Automobiles (1.5%)
DaimlerChrysler AG.	59,600	$2,347,644
Ford Motor Co.	30,900	281,499

		2,629,143

Hotels, Restaurants & Leisure (2.1%)
Harrah’s Entertainment, Inc.	32,000	2,099,840
Starwood Hotels & Resorts Worldwide, Inc.	31,100	1,689,974

		3,789,814

Household Durables (1.3%)
Stanley Works	55,200	2,375,256

Leisure Equipment & Products (0.9%)
Mattel, Inc.	89,700	1,619,085

Media (1.5%)
Reuters Group plc (ADR)	22,800	1,004,340
Thomson Corp.	51,500	1,703,105

		2,707,445

Specialty Retail (1.1%)
Limited Brands	89,400	1,939,086

Textiles, Apparel & Luxury Goods (1.5%)
V.F. Corp.	47,100	2,665,389

Total Consumer Discretionary		17,725,218

Consumer Staples (5.3%)
Food & Staples Retailing (0.8%)

Albertson’s, Inc.	69,300	1,371,447

Food Products (3.6%)
Archer-Daniels-Midland Co.	74,700	1,343,853
Cadbury Schweppes plc (ADR)	53,400	2,170,710
Kellogg Co.	44,600	2,004,770
Kraft Foods, Inc., Class A	29,000	939,890

		6,459,223

Household Products (0.9%)
Procter & Gamble Co.	29,900	1,619,085

Total Consumer Staples		9,449,755

Energy (12.3%)
Oil & Gas (12.3%)
BP plc (ADR)	41,800	2,545,620
ChevronTexaco Corp.	54,300	2,823,600
ConocoPhillips	27,500	2,883,375
El Paso Corp.	174,600	1,744,254
Exxon Mobil Corp.	48,800	2,783,064
Kerr-McGee Corp.	34,100	2,646,160
Occidental Petroleum Corp.	43,600	3,008,400
Sunoco, Inc.	15,300	1,518,678
Unocal Corp.	36,600	1,996,530

Total Energy		21,949,681

Financials (25.2%)
Capital Markets (2.1%)
Credit Suisse Group (ADR)	20,500	863,460
Morgan Stanley	55,400	2,915,148

		3,778,608

Commercial Banks (3.9%)
ABN AMRO Holding N.V. (ADR)	64,700	1,543,095
Bank of America Corp.	40,100	1,806,104
U.S. Bancorp.	63,000	1,757,700
Wells Fargo & Co.	30,300	1,816,182

		6,923,081

Diversified Financial Services (3.1%)
Citigroup, Inc.	30,600	1,436,976
GATX Corp.	54,600	1,786,512
ING Groep N.V. (ADR)	84,974	$2,329,138

		5,552,626

Insurance (12.2%)
Allstate Corp.	50,700	2,847,312
Chubb Corp.	38,600	3,156,708
Cincinnati Financial Corp.	58,325	2,346,998
Lincoln National Corp.	58,900	2,648,733
Mercury General Corp.	43,550	2,302,053
Nationwide Financial Services, Inc.	61,900	2,193,117
PartnerReinsurance Ltd.	22,500	1,311,300
Sun Life Financial, Inc.	75,700	2,355,784
UnumProvident Corp.	158,500	2,650,120

		21,812,125

Real Estate (3.9%)
First Industrial Realty Trust, Inc. (REIT)	32,800	1,252,960
Friedman, Billings, Ramsey Group, Inc., Class A (REIT)	58,100	702,429
General Growth Properties, Inc. (REIT)	73,500	2,874,585
Trizec Properties, Inc. (REIT)	110,200	2,202,898

		7,032,872

Total Financials.		45,099,312

Health Care (6.3%)
Pharmaceuticals (6.3%)
Bristol-Myers Squibb Co.	91,600	2,381,600
GlaxoSmithKline plc (ADR)	67,200	3,396,960
Johnson & Johnson.	47,100	3,232,473
Merck & Co., Inc.	65,500	2,220,450

Total Health Care		11,231,483

Industrials (15.9%)
Aerospace & Defense (4.6%)
Goodrich Corp.	78,100	3,147,430
Northrop Grumman Corp.	45,700	2,506,188
Raytheon Co.	70,400	2,647,744

		8,301,362

Air Freight & Logistics (0.5%)
TPG NV (ADR)	31,300	854,177

Building Products (0.5%)
Masco Corp.	26,800	843,932

Commercial Services & Supplies (2.6%)
R.R. Donnelley & Sons Co. (New York Exchange)	86,700	2,853,297
Waste Management, Inc.	61,600	1,754,984

		4,608,281

Electrical Equipment (0.9%)
Rockwell Automation, Inc.	35,000	1,618,050

Industrial Conglomerates (3.2%)
General Electric Co.	83,700	3,029,940
Textron, Inc.	36,100	2,720,135

		5,750,075

Machinery (1.5%)
Eaton Corp.	9,000	528,300
Volvo AB (ADR)	53,100	2,148,957

		2,677,257

Road & Rail (1.0%)
Union Pacific Corp.	28,700	1,834,791

Trading Companies & Distributors (1.1%)
Wolseley plc (ADR)	46,900	1,912,113

Total Industrials		28,400,038

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (0.6%)
Communications Equipment (0.6%)
Nokia OYJ (ADR)	65,900	$1,053,082

Total Information Technology		1,053,082

Materials (8.3%)
Chemicals (7.5%)
Air Products & Chemicals, Inc.	41,360	2,429,073
Dow Chemical Co.	58,400	2,682,312
DuPont (E.I.) de Nemours & Co.	55,700	2,624,027
Olin Corp.	78,900	1,399,686
PPG Industries, Inc.	39,900	2,695,245
Rohm & Haas Co.	37,700	1,645,982

		13,476,325

Metals & Mining (0.8%)
Worthington Industries, Inc.	87,900	1,429,254

Total Materials.		14,905,579

Telecommunication Services (4.6%)
Diversified Telecommunication Services (4.6%)
ALLTEL Corp.	40,900	2,329,664
Cable & Wireless plc (ADR)	112,200	775,302
Sprint Corp.	75,700	1,685,082
Telecom Corp. of New Zealand Ltd. (ADR)	72,600	2,582,382
Verizon Communications, Inc.	23,900	855,620

Total Telecommunication Services		8,228,050

Utilities (6.5%)
Electric Utilities (3.6%)
Alliant Energy Corp.	20,200	532,068
TECO Energy, Inc.	168,300	2,795,463
TXU Corp.	26,551	2,277,810
Westar Energy, Inc.	41,700	$954,930

		6,560,271

Multi-Utilities & Unregulated Power (2.9%)
Duke Energy Corp.	110,200	3,216,738
Oneok, Inc.	67,200	1,939,392

		5,156,130

Total Utilities		11,716,401

Total Common Stocks (94.9%) (Cost $152,089,310)		169,758,599

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (4.1%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $7,381,457)	$7,381,457	7,381,457

Total Investments (99.0%) (Cost/Amortized Cost $159,470,767)		177,140,056
Other Assets Less Liabilities (1.0%)		1,808,976

Net Assets (100%)		$178,949,032

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$91,295,914
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$67,407,941

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,004,780
Aggregate gross unrealized depreciation	(4,611,804)

Net unrealized appreciation	$17,392,976

Federal income tax cost of investments	$159,747,080

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (4.0%)
KBC Groupe S.A.	19,550	$1,556,388

Bermuda (3.6%)
ACE Ltd.	10,800	463,968
Catlin Group Ltd.	85,000	621,928
XL Capital Ltd., Class A	4,200	295,260

		1,381,156

Canada (7.9%)
Bank of Nova Scotia	38,227	1,218,135
Manulife Financial Corp.	23,156	1,064,111
National Bank of Canada	9,600	400,921
Sun Life Financial, Inc.	12,000	375,601

		3,058,768

Denmark (1.3%)
Danske Bank A/S	17,700	522,171

France (8.3%)
Assurances Generales de France	12,570	1,011,326
BNP Paribas S.A.	10,700	707,891
Credit Agricole S.A.	33,236	864,412
Societe Generale	6,600	659,683

		3,243,312

Germany (1.9%)
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	6,500	717,952

Ireland (2.9%)
Depfa Bank plc*	71,900	1,112,092

Japan (11.8%)
Aiful Corp.	10,300	771,821
Aiful Corp.*	5,150	377,039
Leopalace21 Corp.	46,300	712,500
Promise Co., Ltd.	11,800	766,778
Sumitomo Mitsui Financial Group, Inc.	163	1,057,633
UFJ Holdings, Inc.*	171	903,344

		4,589,115

Netherlands (5.2%)
ABN AMRO Holding N.V.	33,920	830,619
ING Groep N.V. (CVA)	44,070	1,208,622

		2,039,241

Spain (1.9%)
Banco Santander Central Hispano S.A.	62,699	735,076

Switzerland (4.2%)
Credit Suisse Group*	38,900	1,641,703

United Kingdom (11.5%)
Aviva plc	71,800	810,972
Barclays plc	98,400	1,013,294
Old Mutual plc	370,000	892,228
Prudential plc	47,607	429,076
Royal & Sun Alliance Insurance Group plc	200,000	289,563
Royal Bank of Scotland Group plc	35,000	1,056,425

		4,491,558

United States (34.0%)
Bank of America Corp.	38,486	1,733,409
Chubb Corp.	12,600	1,030,428
Citigroup, Inc.	32,800	1,540,288
Fannie Mae	17,500	944,125
Freddie Mac	16,400	1,008,928
Goldman Sachs Group, Inc.	5,000	$533,950
Hartford Financial Services Group, Inc.	12,900	933,573
JPMorgan Chase & Co.	41,400	1,469,286
Lehman Brothers Holdings, Inc.	8,600	788,792
MetLife, Inc.	28,400	1,104,760
Radian Group, Inc.	15,000	666,450
St. Paul Travelers Cos., Inc.	22,402	801,992
Wachovia Corp.	13,000	665,340

		13,221,321

Total Common Stocks (98.5%) (Cost $30,931,470)		38,309,853

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.8%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $311,503)	$311,503	311,503

Total Investments (99.3%) (Cost/Amortized Cost $31,242,973)		38,621,356
Other Assets Less Liabilities (0.7%)		284,853

Net Assets (100%)		$38,906,209

Market Sector Diversification

As a Percentage of Total Equity Investments

Capital Markets		7.7%
Commercial Banks
Diversified Banks	39.3%

Total Commercial Banks		39.3
Consumer Finance		4.0
Diversified Financial Services		12.0
Insurance
Life & Health Insurance	10.1
Multi-line Insurance	7.9
Property & Casualty Insurance	8.4
Reinsurance	1.9

Total Insurance		28.3
Real Estate		1.9
Thrifts & Mortgage Finance		6.8

		100.0%

*	Non-income producing.

Glossary:

CVA — Dutch Certification

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,700,615
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,343,342

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,267,728
Aggregate gross unrealized depreciation	(1,207,408)

Net unrealized appreciation	$7,060,320

Federal income tax cost of investments	$31,561,036

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Bermuda (2.7%)
Ingersoll-Rand Co., Class A	2,760	$212,161
XL Capital Ltd., Class A	3,300	231,990

		444,151

Finland (2.0%)
Sampo OYJ, A shares	23,620	329,621

France (6.2%)
BNP Paribas S.A.	5,640	370,601
Schneider Electric S.A.	4,280	307,758
Societe Television Francaise 1	4,600	130,050
Vivendi Universal S.A.*	6,820	205,844

		1,014,253

Germany (1.7%)
Deutsche Telekom AG (Registered)	14,960	280,033

Hong Kong (1.1%)
China Mobile (Hong Kong) Ltd.	51,000	176,634

Ireland (1.4%)
Kerry Group plc, Class A	9,780	237,359

Japan (3.2%)
Asahi Glass Co., Ltd.	23,000	254,959
Canon, Inc. (ADR)	5,010	260,720

		515,679

Netherlands (1.6%)
Royal Dutch Petroleum Co. (N.Y. Shares)	4,390	255,718

South Korea (6.9%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	21,400	382,028
Kookmin Bank (ADR)	6,460	276,165
Samsung Electronics Co., Ltd. (Non-Voting)	1,590	475,198

		1,133,391

Sweden (2.5%)
Sandvik AB	10,370	404,623

Switzerland (1.1%)
Novartis AG (Registered)	3,130	152,234
STMicroelectronics N.V.	2,360	33,178

		185,412

United Kingdom (9.1%)
BG Group plc	27,480	212,691
BP plc	74,580	760,631
Dixons Group plc	116,100	314,870
Reckitt Benckiser plc	6,100	197,241

		1,485,433

United States (55.7%)
3M Co.	1,460	111,646
Aflac, Inc.	12,650	514,222
Anadarko Petroleum Corp.	1,400	102,256
Apache Corp.	1,960	110,328
Avocent Corp.*	2,320	58,325
CarMax, Inc.*	7,500	204,600
Cisco Systems, Inc.*	9,430	162,950
Citigroup, Inc.	12,990	610,010
Devon Energy Corp.	2,580	116,539
Eli Lilly & Co.	8,770	512,782
Fannie Mae	8,650	466,667
Illinois Tool Works, Inc.	1,590	133,274
Lexmark International, Inc., Class A*	4,780	331,971
Medtronic, Inc.	6,560	$345,712
Mellon Financial Corp.	9,020	249,764
Merrill Lynch & Co., Inc.	6,880	371,038
Microsoft Corp.	11,200	283,360
Noble Energy, Inc.	2,340	150,041
PepsiCo, Inc.	7,450	414,518
Pfizer, Inc.	21,290	578,449
Praxair, Inc.	8,550	400,397
Regal Entertainment Group, Class A	5,530	112,204
Tiffany & Co.	11,240	338,886
Toyota Motor Corp.	11,900	435,553
Wal-Mart Stores, Inc.	14,410	679,287
Walgreen Co.	9,250	398,305
Walt Disney Co.	9,730	256,872
Washington Post Co., Class B	250	216,063
WellPoint, Inc.*	3,480	444,570

		9,110,589

Total Common Stocks (95.2%) (Cost $14,704,562)		15,572,896

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Certificate of Deposit (0.1%)
Shore Bank
2.38%, 12/26/05	$20,242	20,103

Commercial Paper (0.2%)
Economic Development Certificate, 2.93%, 8/31/05 †	20,657	20,657
Shared Interest Promissory Note, 1.70%, 3/31/07 †	10,000	10,000

		30,657

Time Deposit (4.4%)
JPMorgan Chase Nassau
2.39%, 5/2/05	709,653	709,653

Total Short-Term Debt Securities (4.7%) (Cost/Amortized Cost $760,552)		760,413

Total Investments (99.9%) (Cost/Amortized Cost $15,465,114)		16,333,309
Other Assets Less Liabilities (0.1%)		20,635

Net Assets (100%)		$16,353,944

Market Sector Diversification

As a Percentage of Total Equity Investments

Consumer Discretionary	14.2%
Consumer Staples	12.4
Energy	11.0
Financials	22.0
Health Care	13.0
Industrials	11.6
Information Technology	10.3
Materials	2.6
Telecommunications Services	2.9

100.0%

*	Non-income producing.

†	Securities (totaling $30,657 or 0.19% of net assets) valued at fair value.

Glossary:

ADR — American Depositary Receipt

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,645,844
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,031,242

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,360,035
Aggregate gross unrealized depreciation	(514,711)

Net unrealized appreciation	$845,324

Federal income tax cost of investments	$15,487,985

The Fund has a net capital loss carryforward of $551,118 of which $394,997 expires in the year 2010 and $156,121 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (97.3%)
Agency CMO (2.7%)
Government National Mortgage Association
6.000%, 6/16/32	$5,568,574	$5,814,426

U.S. Government Agencies (94.6%)
Federal Home Loan Mortgage Corp.
7.000%, 9/1/17	87,724	92,754
7.000%, 10/1/17	71,437	75,533
10.000%, 10/1/18	120,284	134,568
4.500%, 5/1/19	9,730,919	9,642,339
10.000%, 7/1/20	233,836	263,029
10.000%, 10/1/20	151,729	170,862
6.500%, 7/1/21	714,252	742,828
9.000%, 10/1/22	299,485	330,250
4.857%, 11/1/32 (1)	2,915,452	2,957,512
6.000%, 10/1/34	3,660,045	3,759,160
Federal National Mortgage Association
5.500%, 1/1/09	224,037	229,450
6.500%, 2/1/09	13,057	13,622
5.500%, 6/1/09	411,424	423,507
7.000%, 3/1/14	174,871	185,506
8.000%, 11/1/16	835,492	911,086
6.500%, 8/1/19	867,209	903,709
9.500%, 8/1/20	60,196	65,378
9.500%, 10/1/20	171,197	185,932
5.500%, 2/1/23	5,434,901	5,502,098
5.500%, 8/1/23	7,156,456	7,244,937
6.000%, 11/1/28	2,067,676	2,124,559
7.000%, 11/1/30	170,485	180,049
5.676%, 6/1/32 (1)	1,647,344	1,701,963
4.674%, 11/1/32 (1)	3,509,239	3,534,366
4.806%, 12/1/32 (1)	3,418,671	3,454,163
4.561%, 2/1/33 (1)	5,594,438	5,607,085
4.116%, 4/1/33 (1)	6,804,440	6,733,467
4.388%, 4/1/33 (1)	4,348,687	4,330,955
4.218%, 5/1/33 (1)	8,955,138	9,099,040
4.229%, 5/1/33 (1)	7,796,816	7,922,295
5.500%, 7/1/33	7,534,877	7,608,810
4.500%, 9/1/33	6,363,461	6,148,007
4.095%, 10/1/33 (1)	10,684,446	10,531,216
Government National Mortgage Association
9.000%, 8/15/16	$1,042	$1,155
7.000%, 12/15/27	556,098	589,200
6.500%, 8/15/28	108,637	113,779
6.000%, 1/15/29	940,495	970,686
7.000%, 6/15/29	272,576	288,802
7.000%, 10/15/29	497,307	526,909
3.000%, 3/20/32 (1)	1,508,868	1,484,549
5.500%, 12/15/32	10,865,071	11,063,173
5.000%, 5/15/33	19,026,286	19,014,184
5.000%, 6/15/33	12,014,056	12,006,415
5.000%, 7/15/33	36,729,679	36,706,319
5.000%, 9/15/33	5,067,226	5,064,004
5.000%, 3/15/34	9,189,686	9,183,841
5.500%, 6/15/34	6,813,739	6,937,973

		206,761,024

Total Government Securities		212,575,450

Total Long-Term Debt Securities (97.3%) (Cost $209,506,095)		212,575,450

SHORT-TERM DEBT SECURITIES:
Time Deposit (2.8%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $6,136,879)	6,136,879	6,136,879

Total Investments (100.1%) (Cost/Amortized Cost $215,642,974)		218,712,329
Other Assets Less Liabilities (-0.1%)		(220,410)

Net Assets (100%)		$218,491,919

(1)	Floating rate security. Rate disclosed is as of April 30, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
U.S. Government securities	$11,338,394
Net Proceeds of Sales and Redemptions:
U.S. Government securities	$20,515,983

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,685,704
Aggregate gross unrealized depreciation	(616,349)

Net unrealized appreciation	$3,069,355

Federal income tax cost of investments	$215,642,974

The Fund has a net capital loss carryforward of $22,367 which expires in the year 2012.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.7%)
Hotels, Restaurants & Leisure (4.5%)
Carnival Corp.	262,496	$12,830,804
Marriott International, Inc., Class A	75,200	4,718,800
McDonald’s Corp.	1,598,989	46,866,368

		64,415,972

Internet & Catalog Retail (1.0%)
eBay, Inc.*	453,000	14,373,690

Media (3.7%)
Omnicom Group, Inc.	431,687	35,786,852
Walt Disney Co.	662,489	17,489,710

		53,276,562

Multiline Retail (3.2%)
Kohl’s Corp.*	953,823	45,401,975

Specialty Retail (2.3%)
Bed Bath & Beyond, Inc.*	908,350	33,799,703

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	182,200	13,994,782

Total Consumer Discretionary		225,262,684

Consumer Staples (16.3%)
Beverages (3.5%)
PepsiCo, Inc.	908,350	50,540,594

Household Products (6.0%)
Colgate-Palmolive Co.	701,200	34,912,748
Procter & Gamble Co.	952,375	51,571,106

		86,483,854

Personal Products (6.8%)
Estee Lauder Cos., Inc. (The), Class A	664,100	25,508,081
Gillette Co.	1,374,810	70,995,189

		96,503,270

Total Consumer Staples		233,527,718

Energy (12.5%)
Energy Equipment & Services (5.5%)
Halliburton Co.	576,700	23,984,953
Schlumberger Ltd.	796,062	54,458,601

		78,443,554

Oil & Gas (7.0%)
ConocoPhillips	688,275	72,165,634
Exxon Mobil Corp.	504,600	28,777,338

		100,942,972

Total Energy		179,386,526

Financials (3.1%)
Consumer Finance (2.1%)
American Express Co.	581,388	30,639,148

Insurance (1.0%)
American International Group, Inc.	275,300	13,999,005

Total Financials		44,638,153

Health Care (25.6%)
Biotechnology (7.0%)
Amgen, Inc.*	731,288	42,568,274
Genentech, Inc.*	806,854	57,238,223

		99,806,497

Health Care Equipment & Supplies (6.3%)
Boston Scientific Corp.*	1,429,110	42,273,074
Medtronic, Inc.	900,000	47,430,000

		89,703,074

Health Care Providers & Services (1.9%)
Caremark Rx, Inc.*	693,197	$27,762,540

Pharmaceuticals (10.4%)
Abbott Laboratories	308,400	15,160,944
Eli Lilly & Co.	1,124,410	65,744,253
Johnson & Johnson	1,000,000	68,630,000

		149,535,197

Total Health Care		366,807,308

Industrials (12.6%)
Air Freight & Logistics (1.9%)
United Parcel Service, Inc., Class B	389,800	27,796,638

Industrial Conglomerates (7.2%)
3M Co.	643,395	49,200,416
General Electric Co.	1,480,000	53,576,000

		102,776,416

Machinery (3.5%)
Caterpillar, Inc.	261,500	23,025,075
Illinois Tool Works, Inc.	327,062	27,414,337

		50,439,412

Total Industrials		181,012,466

Information Technology (10.8%)
Communications Equipment (4.5%)
Juniper Networks, Inc.*	1,300,000	29,367,000
QUALCOMM, Inc.	600,000	20,934,000
Research In Motion Ltd.*	205,700	13,249,137

		63,550,137

IT Services (1.8%)
Paychex, Inc.	855,700	26,184,420

Semiconductors & Semiconductor Equipment (1.5%)
Maxim Integrated Products, Inc.	568,600	21,265,640

Software (3.0%)
Oracle Corp.*	3,754,958	43,407,314

Total Information Technology		154,407,511

Total Common Stocks (96.6%) (Cost $1,296,438,630)		1,385,042,366

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.6%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $50,805,529)	$50,805,529	50,805,529

Total Investments (100.2%) (Cost/Amortized Cost $1,347,244,159)		1,435,847,895
Other Assets Less Liabilities (-0.2%)		(2,562,788)

Net Assets (100%)		$1,433,285,107

*	Non-income producing.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$422,316,923
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$569,608,514

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,325,509
Aggregate gross unrealized depreciation	(84,829,738)

Net unrealized appreciation	$84,495,771

Federal income tax cost of investments	$1,351,352,124

For the six months ended April 30, 2005, the Portfolio incurred approximately $31,573 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $307,350,892 of which $44,731,469 expires in the year 2009, $201,878,890 expires in the year 2010, and $60,740,533 in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (1.1%)
Johnson Controls, Inc.	38,900	$2,134,443

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	9,600	469,248

Internet & Catalog Retail (1.2%)
IAC/InterActiveCorp*	100,600	2,187,044

Media (8.3%)
Clear Channel Communications, Inc.	52,100	1,664,074
Dex Media, Inc.	46,300	1,013,970
Omnicom Group, Inc.	32,700	2,710,830
Time Warner, Inc.*	186,600	3,136,746
Tribune Co.	44,700	1,725,420
Univision Communications, Inc., Class A*	57,000	1,498,530
Viacom, Inc., Class B	105,300	3,645,486

		15,395,056

Multiline Retail (0.9%)
Kohl’s Corp.*	35,700	1,699,320

Specialty Retail (0.9%)
Advance Auto Parts, Inc.*	9,000	480,150
Office Depot, Inc.*	63,400	1,241,372

		1,721,522

Total Consumer Discretionary		23,606,633

Consumer Staples (6.0%)
Food & Staples Retailing (4.7%)
Albertson’s, Inc.	142,200	2,814,138
Costco Wholesale Corp.	88,600	3,595,388
Kroger Co.*	143,900	2,269,303

		8,678,829

Household Products (1.3%)
Kimberly-Clark Corp.	40,000	2,498,000

Total Consumer Staples		11,176,829

Energy (3.5%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.	7,300	322,076

Oil & Gas (3.3%)
Exxon Mobil Corp.	66,400	3,786,792
Marathon Oil Corp.	52,200	2,430,954

		6,217,746

Total Energy		6,539,822

Financials (24.4%)
Capital Markets (4.8%)
Mellon Financial Corp.	127,100	3,519,399
Morgan Stanley	103,000	5,419,860

		8,939,259

Commercial Banks (5.8%)
Fifth Third Bancorp.	56,600	2,462,100
PNC Financial Services Group, Inc.	45,700	2,432,611
Wells Fargo & Co.	100,100	5,999,994

		10,894,705

Diversified Financial Services (7.2%)
Citigroup, Inc.	188,000	8,828,480
JPMorgan Chase & Co.	131,500	4,666,935

		13,495,415

Insurance (4.3%)
Aflac, Inc.	38,200	1,552,830
Allstate Corp.	38,900	2,184,624
American International Group, Inc.	38,600	1,962,810
Hartford Financial Services Group, Inc.	27,400	$1,982,938
Willis Group Holdings Ltd.	6,900	230,805

		7,914,007

Thrifts & Mortgage Finance (2.3%)
Freddie Mac	68,400	4,207,968

Total Financials		45,451,354

Health Care (20.8%)
Biotechnology (2.7%)
Cephalon, Inc.*	31,900	1,400,410
Genzyme Corp.*	49,400	2,895,334
Millennium Pharmaceuticals, Inc.*	88,600	776,136

		5,071,880

Health Care Equipment & Supplies (0.9%)
Medtronic, Inc.	26,000	1,370,200
Waters Corp.*	10,000	396,300

		1,766,500

Health Care Providers & Services (5.7%)
Medco Health Solutions, Inc.*	50,700	2,584,179
UnitedHealth Group, Inc.	57,300	5,415,423
WellPoint, Inc.*	20,300	2,593,325

		10,592,927

Pharmaceuticals (11.5%)
Allergan, Inc.	64,200	4,519,038
Bristol-Myers Squibb Co.	63,700	1,656,200
Johnson & Johnson	112,700	7,734,601
Mylan Laboratories, Inc.	150,350	2,480,775
Wyeth	111,300	5,001,822

		21,392,436

Total Health Care		38,823,743

Industrials (9.0%)
Aerospace & Defense (2.8%)
Lockheed Martin Corp.	46,600	2,840,270
Northrop Grumman Corp.	42,100	2,308,764

		5,149,034

Building Products (2.3%)
Masco Corp.	136,200	4,288,938

Machinery (2.1%)
Illinois Tool Works, Inc.	47,500	3,981,450

Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	69,300	3,343,725

Total Industrials		16,763,147

Information Technology (8.8%)
Computers & Peripherals (1.2%)
Hewlett-Packard Co.	110,000	2,251,700

Electronic Equipment & Instruments (1.1%)
Mettler-Toledo International, Inc.*	42,600	1,953,210

Semiconductors & Semiconductor Equipment (1.5%)
Applied Materials, Inc.*	104,000	1,546,480
Xilinx, Inc.	47,900	1,290,426

		2,836,906

Software (5.0%)
Microsoft Corp.	220,600	5,581,180
Oracle Corp.*	211,300	2,442,628
VERITAS Software Corp.*	67,300	1,385,707

		9,409,515

Total Information Technology		16,451,331

Materials (1.5%)
Construction Materials (1.5%)
Martin Marietta Materials, Inc.	51,600	2,837,484

Total Materials		2,837,484

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (4.4%)
Diversified Telecommunication Services (1.3%)
SBC Communications, Inc.	103,300	$2,458,540

Wireless Telecommunication Services (3.1%)
Nextel Communications, Inc., Class A*	205,400	5,749,146

Total Telecommunication Services		8,207,686

Utilities (7.3%)
Electric Utilities (5.6%)
American Electric Power Co., Inc.	50,700	1,785,654
Exelon Corp.	97,900	4,846,050
FirstEnergy Corp.	68,300	2,972,416
Pepco Holdings, Inc.	39,600	858,132

		10,462,252

Gas Utilities (0.6%)
NiSource, Inc.	50,400	1,171,296

Multi-Utilities & Unregulated Power (1.1%)
Sempra Energy	48,100	1,942,278

Total Utilities		13,575,826

Total Common Stocks (98.4%) (Cost $161,965,793)		183,433,855

SHORT-TERM DEBT SECURITIES:
Time Deposit (1.9%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $ 3,503,448)	$3,503,448	$3,503,448

Total Investments (100.3%) (Cost/Amortized Cost $ 165,469,241)		186,937,303
Other Assets Less Liabilities (-0.3%)		(466,656)

Net Assets (100%)		$186,470,647

*	Non-income producing.

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$37,575,966
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$39,858,423

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,682,132
Aggregate gross unrealized depreciation	(6,425,085)

Net unrealized appreciation	$21,257,047

Federal income tax cost of investments	$165,680,256

For the six months ended April 30, 2005, the Fund incurred approximately $4,755 as brokerage commissions with UBS AG, and $714 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

The Fund has a net capital loss carryforward of $39,204,774 of which $10,429,419 expires in the year of 2010 and $28,775,355 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.1%)
Diversified Financial Services (0.1%)
Leucadia National Corp.	5,419	$188,473

Total Financials		188,473

Health Care (0.5%)
Health Care Equipment & Supplies (0.5%)
Dade Behring Holdings, Inc.*	16,833	1,038,091

Total Health Care		1,038,091

Information Technology (0.0%)
Computers & Peripherals (0.0%)
ATSI Holdings, Inc.*†	4,056	—

Total Information Technology		—

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Nextlink Communications, Inc.
Escrow Shares*†	850,000	—
Nextlink Communications, Inc.
Escrow Shares*†	250,000	—
Telewest Global, Inc.*.	15,196	281,734
XO Communications, Inc.*	960	1,920

Total Telecommunication Services		283,654

Total Common Stocks (0.7%) (Cost $3,038,169)		1,510,218

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (29.5%)
Auto Components (0.6%)
TRW Automotive, Inc.
9.375%, 2/15/13	$1,397,000	1,445,895

Distributors (1.4%)
AmeriGas Partners LP
8.875%, 5/20/11	1,250,000	1,356,250
7.250%, 5/20/15 §	350,000	350,000
Buhrmann U.S., Inc.
8.250%, 7/1/14	1,550,000	1,550,000

		3,256,250

Hotels, Restaurants & Leisure (8.3%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	975,000	1,011,563
Boyd Gaming Corp.
7.750%, 12/15/12	1,500,000	1,575,000
Caesars Entertainment, Inc.
9.375%, 2/15/07	550,000	587,813
7.875%, 3/15/10	850,000	930,750
8.125%, 5/15/11	1,350,000	1,512,000
Intrawest Corp.
7.500%, 10/15/13	950,000	945,250
John Q. Hammons Hotels LP
8.875%, 5/15/12	600,000	639,000
Landry’s Restaurants Inc.
7.500%, 12/15/14 §	1,100,000	1,023,000
Mandalay Resort Group, Series B
10.250%, 8/1/07	1,575,000	1,728,562
MGM Mirage, Inc.
9.750%, 6/1/07	1,175,000	1,266,062
6.750%, 8/1/07	550,000	563,750
6.000%, 10/1/09	600,000	591,750
8.500%, 9/15/10	1,100,000	1,199,000
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	$600,000	$598,500
7.125%, 8/15/14	75,000	75,281
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	1,650,000	1,798,500
Seneca Gaming Corp.
7.250%, 5/1/12	700,000	693,000
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	1,600,000	1,754,000
Station Casinos, Inc.
6.875%, 3/1/16	700,000	707,000

		19,199,781

Household Durables (1.2%)
Interface, Inc.
10.375%, 2/1/10	1,200,000	1,284,000
K Hovnanian Enterprises, Inc.
6.000%, 1/15/10	425,000	414,375
Sealy Mattress Co.
8.250%, 6/15/14	950,000	959,500

		2,657,875

Internet & Catalog Retail (0.6%)
FTD, Inc.
7.750%, 2/15/14	1,288,000	1,281,560

Media (10.8%)
Adelphia Communications Corp.
8.375%, 2/1/08 (h)	250,000	215,000
7.750%, 1/15/09 (h)	50,000	42,750
7.875%, 5/1/09 (h)	250,000	210,625
9.375%, 11/15/09 (h)	600,000	528,000
10.875%, 10/1/10 (h)	250,000	218,750
American Media Operations, Inc.
8.875%, 1/15/11	1,125,000	1,144,687
Block Communications, Inc.
9.250%, 4/15/09	1,475,000	1,552,437
Cablevision Systems Corp.
8.000%, 4/15/12 §	350,000	345,188
CBD Media, Inc.
8.625%, 6/1/11	425,000	421,813
Corus Entertainment, Inc.
8.750%, 3/1/12	2,200,000	2,332,000
CSC Holdings, Inc.
7.250%, 7/15/08	200,000	200,000
8.125%, 7/15/09	1,200,000	1,230,000
7.625%, 4/1/11	1,575,000	1,598,625
Dex Media East LLC Finance Co.
9.875%, 11/15/09	450,000	492,750
12.125%, 11/15/12	975,000	1,146,844
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13	1,489,000	1,652,790
Dex Media, Inc.
8.000%, 11/15/13	900,000	927,000
DirecTV Holdings LLC
8.375%, 3/15/13	625,000	676,562
Echostar DBS Corp.
6.375%, 10/1/11	300,000	296,250
6.625%, 10/1/14 §	1,050,000	1,018,500
Emmis Operating Co.
6.875%, 5/15/12	850,000	839,375
Houghton Mifflin Co.
8.250%, 2/1/11	1,375,000	1,375,000
Imax Corp.
9.625%, 12/1/10	1,350,000	1,427,625
Inmarsat Finance plc
7.625%, 6/30/12	50,000	51,250

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Mediacom LLC
9.500%, 1/15/13	$800,000	$766,000
Primedia, Inc.
8.875%, 5/15/11	1,075,000	1,112,625
R.H. Donnelley Corp.
6.875%, 1/15/13 §	325,000	322,563
R.H. Donnelley Finance Corp. I
10.875%, 12/15/12	1,150,000	1,313,875
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	1,175,000	1,201,437
Videotron Ltee
6.875%, 1/15/14	375,000	369,375

		25,029,696

Multiline Retail (1.2%)
J.C. Penney Co., Inc.
8.000%, 3/1/10	775,000	848,625
7.650%, 8/15/16	1,025,000	1,109,562
7.950%, 4/1/17	275,000	303,188
Saks, Inc.
8.250%, 11/15/08	525,000	555,188

		2,816,563

Specialty Retail (3.2%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12	475,000	467,875
8.000%, 3/15/14	550,000	503,250
Autonation, Inc.
9.000%, 8/1/08	675,000	734,062
Gap, Inc.
9.550%, 12/15/08	1,150,000	1,328,953
Jo-Ann Stores, Inc.
7.500%, 3/1/12	1,975,000	2,014,500
Michaels Stores, Inc.
9.250%, 7/1/09	1,000,000	1,052,500
PETCO Animal Supplies, Inc.
10.750%, 11/1/11	131,000	145,410
Sonic Automotive, Inc.
8.625%, 8/15/13	1,150,000	1,138,500

		7,385,050

Textiles, Apparel & Luxury Goods (2.2%)
Fruit of the Loom Ltd.
8.875%, 4/15/06 †(h)	299,749	—
INVISTA
9.250%, 5/1/12 §	900,000	959,625
Levi Strauss & Co.
7.730%, 4/1/12 §(l)	725,000	667,000
Perry Ellis International, Inc.
8.875%, 9/15/13	1,600,000	1,624,000
Phillips-Van Heusen Corp.
7.250%, 2/15/11	1,525,000	1,525,000
8.125%, 5/1/13	325,000	334,750

		5,110,375

Total Consumer Discretionary		68,183,045

Consumer Staples (6.6%)
Beverages (0.4%)
Constellations Brands, Inc.
8.125%, 1/15/12	470,000	481,750
Cott Beverages, Inc.
8.000%, 12/15/11	450,000	472,500

		954,250

Food & Staples Retailing (1.5%)
Delhaize America, Inc.
7.375%, 4/15/06	125,000	128,317
8.125%, 4/15/11	50,000	55,121
Ingles Markets, Inc.
8.875%, 12/1/11	2,150,000	2,144,625
Jean Coutu Group PJC, Inc.
7.625%, 8/1/12	$1,100,000	$1,091,750

		3,419,813

Food Products (1.4%)
Chiquita Brands International, Inc.
7.500%, 11/1/14	425,000	388,875
Dole Foods Co.
8.625%, 5/1/09	993,000	1,045,133
Pilgrim’s Pride Corp.
9.250%, 11/15/13	625,000	696,875
Smithfield Foods, Inc.
7.625%, 2/15/08	1,155,000	1,198,312

		3,329,195

Household Products (2.2%)
Central Garden & Pet Co.
9.125%, 2/1/13	1,800,000	1,935,000
Johnsondiversey Holdings, Inc.
9.625%, 5/15/12 (e)	1,375,000	1,395,625
Spectrum Brands, Inc.
8.500%, 10/1/13	1,625,000	1,669,687

		5,000,312

Personal Products (1.1%)
Chattem, Inc.
7.000%, 3/1/14	175,000	176,750
Elizabeth Arden, Inc.
7.750%, 1/15/14	1,350,000	1,360,125
NBTY, Inc.
8.625%, 9/15/07	1,000,000	1,002,500

		2,539,375

Total Consumer Staples		15,242,945

Energy (4.5%)
Energy Equipment & Services (1.4%)
Grant Prideco, Inc.
9.625%, 12/1/07	575,000	628,188
Hanover Compressor Co.
(Zero Coupon), 3/31/07	400,000	344,000
Hanover Equipment Trust, Series 01-B
8.750%, 9/1/11	1,700,000	1,782,875
Key Energy Services, Inc.
8.375%, 3/1/08	350,000	362,250
Universal Compression, Inc.
7.250%, 5/15/10	250,000	253,750

		3,371,063

Oil & Gas (3.1%)
Chesapeake Energy Corp.
8.125%, 4/1/11	225,000	236,250
6.625%, 1/15/16 §	650,000	640,250
Citgo Petroleum Corp.
6.000%, 10/15/11	725,000	705,063
El Paso Corp.
7.000%, 5/15/11	625,000	590,625
7.875%, 6/15/12	1,350,000	1,319,625
Ferrellgas LP
6.750%, 5/1/14	100,000	95,000
Stone Energy Corp.
6.750%, 12/15/14	325,000	308,750
Teekay Shipping Corp.
8.875%, 7/15/11	1,600,000	1,792,000
Williams Cos., Inc.
7.125%, 9/1/11	1,125,000	1,172,812
YPF Sociedad Anonima
9.125%, 2/24/09	250,000	272,500

		7,132,875

Total Energy		10,503,938

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (6.2%)
Commercial Banks (0.4%)
Western Financial Bank
9.625%, 5/15/12	$800,000	$868,000

Diversified Financial Services (3.0%)
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	1,040,000	1,146,600
Dollar Financial Group, Inc.
9.750%, 11/15/11	1,900,000	1,995,000
Refco Finance Holdings LLC
9.000%, 8/1/12 §	1,825,000	1,971,000
Riddell Bell Holdings, Inc.
8.375%, 10/1/12 §	1,350,000	1,360,125
Ucar Finance, Inc.
10.250%, 2/15/12	450,000	470,250

		6,942,975

Real Estate (2.8%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	1,300,000	1,391,000
Host Marriott LP (REIT)
9.500%, 1/15/07	600,000	639,000
7.000%, 8/15/12	250,000	252,500
7.125%, 11/1/13	1,000,000	1,012,500
La Quinta Properties, Inc. (REIT)
7.000%, 8/15/12	600,000	612,000
Meristar Hospitality Corp. (REIT)
9.125%, 1/15/11	925,000	929,625
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	1,700,000	1,708,500

		6,545,125

Total Financials		14,356,100

Health Care (5.0%)
Health Care Equipment & Supplies (1.4%)
Fisher Scientific International, Inc.
8.125%, 5/1/12	1,520,000	1,685,589
Leiner Health Products, Inc.
11.000%, 6/1/12	600,000	633,000
WH Holdings Ltd./ WH Capital Corp.
9.500%, 4/1/11	825,000	878,625

		3,197,214

Health Care Providers & Services (3.6%)
Alderwoods Group, Inc.
7.750%, 9/15/12 §	1,425,000	1,474,875
AmerisourceBergen Corp.
8.125%, 9/1/08	650,000	702,812
Beverly Enterprises, Inc.
7.875%, 6/15/14	350,000	383,250
Carriage Services, Inc.
7.875%, 1/15/15 §	925,000	929,625
HCA, Inc.
7.250%, 5/20/08	150,000	158,940
6.950%, 5/1/12	150,000	156,364
Healthsouth Corp.
8.500%, 2/1/08	475,000	475,000
7.625%, 6/1/12	375,000	360,000
IASIS Healthcare Capital Corp.
8.750%, 6/15/14	800,000	822,000
Service Corp. International
6.750%, 4/1/16	550,000	523,875
Tenet Healthcare Corp.
9.250%, 2/1/15 §	900,000	900,000
U.S. Oncology, Inc.
9.000%, 8/15/12	1,250,000	1,306,250

		8,192,991

Pharmaceuticals (0.0%)
Vicar Operating, Inc.
9.875%, 12/1/09	$100,000	$108,375

Total Health Care		11,498,580

Industrials (9.8%)
Aerospace & Defense (1.8%)
Argo-Tech Corp.
9.250%, 6/1/11	1,200,000	1,284,000
Bombardier, Inc.
6.750%, 5/1/12 §	1,100,000	990,000
Esterline Technologies Corp.
7.750%, 6/15/13	650,000	679,250
L-3 Communications Corp.
5.875%, 1/15/15	575,000	547,687
Moog, Inc.
6.250%, 1/15/15	650,000	643,500

		4,144,437

Building Products (1.0%)
Building Materials Corp. of America
7.750%, 7/15/05	375,000	375,000
Goodman Global Holdings Co., Inc.
7.875%, 12/15/12 §	1,625,000	1,430,000
Nortek, Inc.
8.500%, 9/1/14	600,000	531,000
Ply Gem Industries, Inc.
9.000%, 2/15/12	65,000	56,225

		2,392,225

Commercial Services & Supplies (1.2%)
Adesa, Inc.
7.625%, 6/15/12	75,000	73,125
Allied Waste North America Series B
8.875%, 4/1/08	750,000	770,625
5.750%, 2/15/11 §	325,000	285,188
7.250%, 3/15/15 §	300,000	273,000
Corrections Corp. of America
7.500%, 5/1/11	900,000	928,125
United Rentals North America, Inc.
6.500%, 2/15/12	425,000	404,812

		2,734,875

Construction & Engineering (0.1%)
Integrated Electrical Services, Inc., Series C
9.375%, 2/1/09	250,000	198,750

Electrical Equipment (1.2%)
Dresser, Inc.
9.375%, 4/15/11	1,950,000	2,037,750
General Cable Corp.
9.500%, 11/15/10	150,000	159,000
Thomas & Betts Corp.
7.250%, 6/1/13	500,000	540,402

		2,737,152

Industrial Conglomerates (0.8%)
Horizon Lines LLC
9.000%, 11/1/12 §	525,000	552,563
Trinity Industries, Inc.
6.500%, 3/15/14	1,350,000	1,296,000

		1,848,563

Machinery (3.2%)
Briggs & Stratton Corp.
8.875%, 3/15/11	1,250,000	1,437,500
Case New Holland, Inc.
9.250%, 8/1/11 §	1,300,000	1,326,000
9.250%, 8/1/11 §	875,000	892,500

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Douglas Dynamics LLC
7.750%, 1/15/12 §	$1,000,000	$980,000
Dresser-Rand Group, Inc.
7.375%, 11/1/14 §	550,000	536,250
Flowserve Corp.
12.250%, 8/15/10	1,683,000	1,817,640
Navistar International Corp. Series B
9.375%, 6/1/06	250,000	257,500
6.250%, 3/1/12 §	200,000	176,000

		7,423,390

Road & Rail (0.2%)
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250%, 6/15/07	350,000	371,000

Trading Companies & Distributors (0.3%)
Noble Group Ltd.
6.625%, 3/17/15 §	800,000	713,126

Total Industrials		22,563,518

Information Technology (2.4%)
Aerospace & Defense (0.4%)
Titan Corp.
8.000%, 5/15/11	975,000	1,016,438

Communications Equipment (0.5%)
American Towers, Inc.
7.250%, 12/1/11	1,100,000	1,127,500

Office Electronics (1.5%)
Xerox Corp.
9.750%, 1/15/09	775,000	879,625
7.125%, 6/15/10	375,000	392,812
7.625%, 6/15/13	200,000	213,500
7.200%, 4/1/16	1,825,000	1,934,500

		3,420,437

Total Information Technology		5,564,375

Materials (12.1%)
Chemicals (3.2%)
Equistar Chemicals LP
10.625%, 5/1/11	900,000	1,003,500
FMC Corp.
10.250%, 11/1/09	350,000	386,750
Hercules, Inc.
6.750%, 10/15/29	1,500,000	1,458,750
Huntsman International LLC
9.875%, 3/1/09	125,000	134,375
Nalco Co.
7.750%, 11/15/11	900,000	918,000
8.875%, 11/15/13	500,000	512,500
Nova Chemicals Corp.
6.500%, 1/15/12	600,000	606,750
Pioneer Cos., Inc.
6.590%, 12/31/06 (l)	16,560	16,643
PQ Corp.
7.500%, 2/15/13 §	325,000	315,250
Rockwood Specialties Group, Inc.
7.500%, 11/15/14 §	1,825,000	1,770,250
Westlake Chemical Corp.
8.750%, 7/15/11	260,000	282,750

		7,405,518

Construction Materials (1.2%)
Texas Industries, Inc.
10.250%, 6/15/11	2,025,000	2,273,063
U.S. Concrete, Inc.
8.375%, 4/1/14	$450,000	$435,375

		2,708,438

Containers & Packaging (1.4%)
Ball Corp.
6.875%, 12/15/12	50,000	51,375
Owens-Brockway Glass Container, Inc.
8.750%, 11/15/12	1,175,000	1,280,750
Owens-Illinois, Inc.
7.350%, 5/15/08	1,025,000	1,053,187
7.500%, 5/15/10	475,000	488,063
Stone Container Finance
7.375%, 7/15/14	375,000	345,000

		3,218,375

Metals & Mining (3.0%)
AK Steel Corp.
7.875%, 2/15/09	800,000	734,000
7.750%, 6/15/12	250,000	222,500
Foundation PA Coal Co.
7.250%, 8/1/14	275,000	282,562
International Steel Group, Inc.
6.500%, 4/15/14	250,000	248,125
Ispat Inland ULC
9.750%, 4/1/14	844,000	964,270
Massey Energy Co.
6.625%, 11/15/10	900,000	900,000
Novelis, Inc.
7.250%, 2/15/15 §	1,800,000	1,741,500
Peabody Energy Corp.
6.875%, 3/15/13	250,000	258,750
Steel Dynamics, Inc.
9.500%, 3/15/09	1,325,000	1,417,750
United States Steel LLC
10.750%, 8/1/08	211,000	237,375

		7,006,832

Paper & Forest Products (3.3%)
Bowater, Inc.
6.500%, 6/15/13	400,000	363,000
Buckeye Technologies, Inc.
8.000%, 10/15/10	80,000	78,400
8.500%, 10/1/13	1,100,000	1,144,000
Georgia-Pacific Corp.
8.875%, 2/1/10	400,000	444,000
8.125%, 5/15/11	1,450,000	1,585,937
9.500%, 12/1/11	1,300,000	1,521,000
Mercer International, Inc.
9.250%, 2/15/13	550,000	506,000
Neenah Paper, Inc.
7.375%, 11/15/14 §	900,000	855,000
Newark Group, Inc.
9.750%, 3/15/14	825,000	812,625
Norske Skog Canada Ltd.
7.375%, 3/1/14	200,000	188,000

		7,497,962

Total Materials		27,837,125

Telecommunication Services (9.5%)
Diversified Telecommunication Services (3.6%)
AT&T Corp.
9.050%, 11/15/11	1,075,000	1,226,844
Citizens Communications Co.
6.250%, 1/15/13	825,000	769,312
Hawaiian Telcom Communications, Inc.
9.750%, 5/1/13 §	300,000	298,125
MCI, Inc.
7.735%, 5/1/14	2,450,000	2,652,125

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Pathnet, Inc.
12.250%, 4/15/08 †(h)	$250,000	$—
Qwest Corp.
9.125%, 3/15/12 §	825,000	874,500
Qwest Services Corp.
13.500%, 12/15/10 §	2,236,000	2,515,500
Williams Communications Group, Inc.
11.700%, 8/1/08 †(h)	750,000	—

		8,336,406

Wireless Telecommunication Services (5.9%)
American Cellular Corp.
10.000%, 8/1/11	1,600,000	1,496,000
Crown Castle International Corp.
9.375%, 8/1/11	350,000	383,250
10.750%, 8/1/11	100,000	107,000
7.500%, 12/1/13	800,000	852,000
Intelsat Bermuda Ltd.
7.805%, 1/15/12 §(l)	500,000	501,250
8.250%, 1/15/13 §	450,000	453,375
8.625%, 1/15/15 §	1,375,000	1,395,625
New Skies Satellites N.V.
9.125%, 11/1/12 §	800,000	800,000
Nextel Communications, Inc.
5.950%, 3/15/14	2,000,000	2,025,000
Panamsat Corp.
9.000%, 8/15/14	1,121,000	1,165,840
Rogers Wireless, Inc.
9.625%, 5/1/11	1,300,000	1,475,500
7.500%, 3/15/15	1,575,000	1,616,344
SBA Communications Corp.
8.500%, 12/1/12 §	1,150,000	1,198,875
Zeus Special Subsidiary, Ltd.
0.000%, 2/1/15 §(e)	225,000	136,125

		13,606,184

Total Telecommunication Services		21,942,590

Utilities (8.9%)
Electric Utilities (5.5%)
CMS Energy Corp.
9.875%, 10/15/07	650,000	701,188
8.900%, 7/15/08	600,000	639,000
7.500%, 1/15/09	675,000	691,875
7.750%, 8/1/10	775,000	796,312
Edison Mission Energy
9.875%, 4/15/11	950,000	1,073,500
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14 §	550,000	522,500
Midwest Generation LLC
8.750%, 5/1/34	1,450,000	1,580,500
MSW Energy Holdings LLC/ MSW Energy Finance Co., Inc.
8.500%, 9/1/10	1,675,000	1,725,250
Nevada Power Co.
6.500%, 4/15/12	600,000	610,500
5.875%, 1/15/15 §	325,000	315,250
Sierra Pacific Resources
8.625%, 3/15/14	1,500,000	1,590,000
TECO Energy, Inc.
7.500%, 6/15/10	700,000	747,250
Texas Genco Financing Corp. LLC
6.875%, 12/15/14 §	1,625,000	1,592,500

		12,585,625

Gas Utilities (0.1%)
ANR Pipeline Co.
8.875%, 3/15/10	300,000	325,425

Multi-Utilities & Unregulated Power (3.3%)
AES Corp.
9.500%, 6/1/09	$1,025,000	$1,112,125
8.875%, 2/15/11	600,000	646,500
8.750%, 5/15/13 §	900,000	974,250
Dynegy Holdings, Inc.
9.875%, 7/15/10 §	200,000	202,000
NRG Energy, Inc.
8.000%, 12/15/13 §	1,915,000	1,934,150
Reliant Energy, Inc.
9.250%, 7/15/10	1,150,000	1,175,875
9.500%, 7/15/13	450,000	466,875
Southern Natural Gas Co.
8.875%, 3/15/10	1,075,000	1,168,417

		7,680,192

Total Utilities		20,591,242

Total Long-Term Debt Securities (94.5%) (Cost $213,368,838)		218,283,458

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09*†	350	112,140

Total Health Care		112,140

Industrials (0.0%)
Transportation Infrastructure (0.0%)
TBS Shipping International Ltd.,
Series A, $0.00, expiring 2/14/07*†	12,063	—
Series B, $0.00, expiring 2/15/07*†	2,807	—
Series C $0.00, expiring 2/15/07*†	3,311	—

Total Industrials		—

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications,
$23.70, expiring 12/27/06*†	5,584	—
$0.14, expiring 1/31/07*†	850	—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc.,
$0.01, expiring 4/15/08*†	500	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01 expiring 4/15/08*†	250	—
XO Communications, Inc.,
$6.25, expiring 1/16/10*	1,922	673
$7.50, expiring 1/16/10*	1,441	317
$10.00, expiring 1/16/10*	1,441	191

		1,181

Wireless Telecommunication Services (0.0%)
e.Spire Communications, Inc.,	800	—
$7.15, expiring 11/1/05*†(b)

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

	Number of Warrants	Value (Note 1)
Leap Wireless International, Inc.,
$96.80, expiring 4/15/10*†(b)	5,000	$—
		—

Total Telecommunication Services		1,181

Total Warrants (0.0%) (Cost $8,416)		113,321

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.2%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $5,118,461)	$5,118,461	5,118,461

Total Investments (97.4%) (Cost/Amortized Cost $ 221,533,884)		225,025,458
Other Assets Less Liabilities (2.6%)		5,898,148

Net Assets (100%)		$230,923,606

*	Non-income producing.

†	Securities (totaling $112,140 or 0.05% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2005, the market value of these securities amounted to $38,512,403 or 16.68% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating rate security. Rate disclosed is as of April 30, 2005.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$46,661,154
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$61,163,595

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,920,619
Aggregate gross unrealized depreciation	(5,622,729)

Net unrealized appreciation	$3,297,890

Federal income tax cost of investments	$221,727,568

The Fund has a net capital loss carryforward of $23,518,371 of which $1,964,706 expires in the year 2008, $7,075,069 expires in the year 2009, $11,007,057 expires in the year 2010, and $3,471,539 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.6%)
Coca-Cola Amatil Ltd. (ADR)	82,481	$1,051,633

Denmark (2.0%)
Danske Bank A/S (ADR)	44,600	1,293,400

France (11.2%)
BNP Paribas S.A. (ADR)	42,607	1,399,845
L’Oreal S.A. (ADR)	144,111	2,068,771
Sanofi-Aventis (ADR)	50,884	2,257,723
Total S.A. (ADR)	14,774	1,638,584

		7,364,923

Germany (5.5%)
E.On AG (ADR)	58,914	1,667,266
SAP AG (ADR)	18,665	735,961
Siemens AG (ADR)	16,530	1,215,286

		3,618,513

Hong Kong (4.1%)
Johnson Electric Holdings Ltd. (ADR)	124,925	1,118,079
Sun Hung Kai Properties Ltd. (ADR)	167,715	1,602,751

		2,720,830

Ireland (5.3%)
Allied Irish Banks plc (ADR)	32,623	1,333,302
CRH plc	85,849	2,133,416

		3,466,718

Italy (4.7%)
ENI S.p.A. (ADR)	14,062	1,764,218
Luxottica Group S.p.A. (ADR)	28,850	574,692
SanPaolo IMI S.p.A. (ADR)	25,168	746,483

		3,085,393

Japan (20.4%)
Aiful Corp.(ADR)	23,300	652,095
Asahi Glass Co., Ltd. (ADR)	9,600	1,064,175
Dai Nippon Printing Co., Ltd. (ADR)	32,000	1,027,270
Eisai Co., Ltd. (ADR)	31,182	1,035,243
Fuji Photo Film Co., Ltd. (ADR)	19,300	638,251
Hitachi, Ltd. (ADR)	19,200	1,127,424
Komatsu Ltd. (ADR)	39,129	1,103,958
Mitsubishi Tokyo Financial Group, Inc. (ADR)	104,380	902,887
Nidec Corp. (ADR)	26,000	765,180
Seven-Eleven Japan Co., Ltd. (ADR)	42,000	1,186,962
Sony Corp. (ADR)	42,246	1,550,851
Sumitomo Mitsui Financial Group, Inc. (ADR)	263,000	1,699,611
Toto Ltd. (ADR)	7,900	673,173

		13,427,080

Netherlands (4.0%)
ING Groep N.V. (ADR)	95,587	2,620,040

Norway (1.0%)
Yara International ASA (ADR)*	47,589	633,276

Singapore (2.1%)
Singapore Telecommunications Ltd. (ADR)	90,000	1,409,607

Spain (2.4%)
Telefonica S.A. (ADR)	31,232	1,592,832

Switzerland (8.5%)
Credit Suisse Group (ADR)	40,121	$1,689,897
Nestle S.A. (ADR) (Registered)	31,586	2,068,883
Roche Holding AG (ADR).	30,901	1,861,785

		5,620,565

Taiwan (3.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	281,617	2,424,722

United Kingdom (18.5%)
Barclays plc (ADR)	17,853	740,900
BG Group plc (ADR)	38,482	1,502,722
BP plc (ADR)	37,815	2,302,933
GlaxoSmithKline plc (ADR)	43,905	2,219,398
Legal & General Group plc (ADR)	108,923	1,084,361
Reed Elsevier plc (ADR)	42,697	1,685,678
Rio Tinto plc (ADR)	14,780	1,782,468
Rolls-Royce Group plc (ADR)	38,900	886,920

		12,205,380

United States (3.7%)
Carnival Corp.	17,500	855,400
Schlumberger Ltd.	23,400	1,600,794

		2,456,194

Total Common Stocks (98.7%) (Cost $59,319,933).		64,991,106

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.3%)
JPMorgan Chase Nassau	$211,284	211,284

2.39%, 5/2/05
(Amortized Cost $ 211,284)
Total Investments (99.0%) (Cost/Amortized Cost $ 59,531,217)		65,202,390
Other Assets Less Liabilities (1.0%)		648,047

Net Assets (100.0%)		$65,850,437

Market Sector Diversification

As a Percentage of Total Equity Investments

Consumer Discretionary	11.0%
Consumer Staples	8.0
Energy	13.6
Financials	24.3
Health Care	11.3
Industrials	8.1
Information Technology	9.5
Materials	7.0
Telecommunications Services	4.6
Utilities	2.6

100.0%

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$37,257,645
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$51,716,713

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,274,401
Aggregate gross unrealized depreciation	(1,715,320)

Net unrealized appreciation	$5,559,081

Federal income tax cost of investments	$59,643,309

For the six months ended April 30, 2005, the Fund incurred approximately $19,092 as brokerage commissions with State Street Global Markets, an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $35,186,867 of which $1,978,902 expires in the year 2008, $14,426,348 expires in the year 2009, $9,766,643 expires in the year 2010, and $9,014,974 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.3%)
Hotels, Restaurants & Leisure (0.6%)
CBRL Group, Inc.	9,600	$369,888
Harrah’s Entertainment, Inc.	4,500	295,290

		665,178

Household Durables (0.8%)
D.R. Horton, Inc.	19,399	591,670
Yankee Candle Co., Inc.*	12,500	347,375

		939,045

Media (3.6%)
Cablevision Systems New York Group, Class A*	7,200	186,840
Citadel Broadcasting Corp.*	30,200	379,614
Comcast Corp., Special Class A*	15,700	498,161
Lamar Advertising Co., Class A*	12,800	478,464
Time Warner, Inc.*	106,900	1,796,989
Viacom, Inc., Class B	19,000	657,780

		3,997,848

Multiline Retail (0.3%)
Dollar Tree Stores, Inc.*	12,000	293,880

Specialty Retail (3.5%)
Chico’s FAS, Inc.*	9,600	246,048
Christopher & Banks Corp.	7,200	112,464
Gap, Inc.	16,900	360,815
Lowe’s Cos., Inc.	18,100	943,191
Michaels Stores, Inc.	27,800	922,960
O’Reilly Automotive, Inc.*	7,650	392,598
Pacific Sunwear of California, Inc.*	20,550	464,635
PETCO Animal Supplies, Inc.*	12,200	381,860
Staples, Inc.	7,400	141,118

		3,965,689

Textiles, Apparel & Luxury Goods (0.5%)
Columbia Sportswear Co.*	8,200	352,600
Liz Claiborne, Inc.	6,800	240,924

		593,524

Total Consumer Discretionary		10,455,164

Consumer Staples (4.8%)
Beverages (1.0%)
PepsiCo, Inc.	19,900	1,107,236

Food & Staples Retailing (0.7%)
Rite Aid Corp.*	71,600	259,908
Safeway, Inc.*	13,300	283,157
Wal-Mart Stores, Inc.	6,500	306,410

		849,475

Food Products (0.7%)
General Mills, Inc.	9,100	449,540
Kellogg Co.	8,800	395,560

		845,100

Household Products (0.9%)
Procter & Gamble Co.	18,100	980,115

Personal Products (0.5%)
Gillette Co.	10,300	531,892

Tobacco (1.0%)
Altria Group, Inc.	17,200	1,117,828

Total Consumer Staples		5,431,646

Energy (6.4%)
Energy Equipment & Services (1.7%)
ENSCO International, Inc.	7,100	231,460
GlobalSantaFe Corp.	22,300	749,280
Schlumberger Ltd.	13,100	896,171

		1,876,911

Oil & Gas (4.7%)
Chesapeake Energy Corp.	32,400	$623,376
ConocoPhillips	11,900	1,247,715
Exxon Mobil Corp.	29,700	1,693,791
Noble Energy, Inc.	14,600	936,152
Petro-Canada	7,800	432,744
XTO Energy, Inc.	13,433	405,274

		5,339,052

Total Energy		7,215,963

Financials (11.1%)
Capital Markets (2.3%)
E*Trade Financial Corp.*	49,100	545,501
Federated Investors, Inc., Class B	2,200	62,590
Merrill Lynch & Co., Inc.	21,300	1,148,709
Northern Trust Corp.	14,800	666,444
State Street Corp.	5,300	245,019

		2,668,263

Commercial Banks (2.2%)
Bank of America Corp.	43,300	1,950,232
Zions Bancorp.	7,400	518,222

		2,468,454

Consumer Finance (0.3%)
American Express Co.	6,000	316,200

Diversified Financial Services (2.0%)
Citigroup, Inc.	40,900	1,920,664
Principal Financial Group	9,500	371,260

		2,291,924

Insurance (1.8%)
Ambac Financial Group, Inc.	3,950	264,057
American International Group, Inc.	10,400	528,840
Gallagher (Arthur J.) & Co.	15,900	442,656
St. Paul Travelers Cos., Inc.	22,260	796,908

		2,032,461

Mutual Funds (0.7%)
MidCap SPDR Trust Series 1	6,700	776,664

Real Estate (0.6%)
Simon Property Group, Inc. (REIT)	9,800	647,486

Thrifts & Mortgage Finance (1.2%)
Freddie Mac	5,100	313,752
Golden West Financial Corp.	9,600	598,368
Sovereign Bancorp, Inc.	22,300	458,711

		1,370,831

Total Financials		12,572,283

Health Care (10.9%)
Biotechnology (0.6%)
Genzyme Corp.*	10,700	627,127

Health Care Equipment & Supplies (3.1%)
Baxter International, Inc.	16,200	601,020
Cooper Cos., Inc.	4,750	320,863
Diagnostic Products Corp.	6,900	334,650
Edwards Lifesciences Corp.*	6,000	264,240
Fisher Scientific International, Inc.*	9,200	546,296
Kinetic Concepts, Inc.*	800	49,160
Medtronic, Inc.	21,700	1,143,590
Waters Corp.*	4,600	182,298

		3,442,117

Health Care Providers & Services (2.5%)
Coventry Health Care, Inc.*	8,100	554,283
Dendrite International, Inc.*	10,500	161,910
HCA, Inc.	13,400	748,256
Health Net, Inc.*	30,300	1,031,109
Triad Hospitals, Inc.*	7,400	379,250

		2,874,808

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (4.7%)
Abbott Laboratories	28,300	$1,391,228
Biovail Corp.*	23,400	323,856
Eli Lilly & Co.	8,900	520,383
OSI Pharmaceuticals, Inc.*	5,800	274,543
Pfizer, Inc.	31,800	864,006
Schering-Plough Corp.	47,900	999,673
Wyeth	22,700	1,020,138

		5,393,827

Total Health Care		12,337,879

Industrials (8.5%)
Aerospace & Defense (2.9%)
Engineered Support Systems	11,700	413,244
European Aeronautic Defence & Space Co. (b)	18,846	534,270
General Dynamics Corp.	4,700	493,735
Precision Castparts Corp.	8,400	618,744
Rockwell Collins, Inc.	4,900	224,812
United Technologies Corp.	9,700	986,684

		3,271,489

Commercial Services & Supplies (1.0%)
Career Education Corp.*	10,200	320,688
ITT Educational Services, Inc.*	7,500	344,850
Waste Connections, Inc.*	12,200	429,684

		1,095,222

Electronic Equipment & Instruments (0.2%)
Garmin Ltd.	5,000	197,500

Industrial Conglomerates (2.4%)
General Electric Co.	49,000	1,773,800
Tyco International Ltd.	28,900	904,859

		2,678,659

Machinery (1.5%)
Caterpillar, Inc.	4,300	378,615
Ingersoll-Rand Co., Class A	10,500	807,135
Oshkosh Truck Corp.	4,100	308,115
Parker-Hannifin Corp.	4,200	251,748

		1,745,613

Road & Rail (0.2%)
Yellow Roadway Corp.*	5,800	284,200

Trading Companies & Distributors (0.3%)
Fastenal Co.	6,200	332,072

Total Industrials		9,604,755

Information Technology (10.8%)
Communications Equipment (1.7%)
Cisco Systems, Inc.*	46,700	806,976
Corning, Inc.*	31,600	434,500
Motorola, Inc.	15,100	231,634
Polycom, Inc.*	32,300	492,898

		1,966,008

Computers & Peripherals (1.0%)
Dell, Inc.*	24,600	856,818
SanDisk Corp.*	10,400	246,480
Seagate Technology*†	5,700	—

		1,103,298

Electronic Equipment & Instruments (1.1%)
Benchmark Electronics, Inc.*	9,800	264,992
CDW Corp.	6,350	347,282
Symbol Technologies, Inc.	28,600	382,382
Tektronix, Inc.	8,800	190,608

		1,185,264

Internet Software & Services (0.6%)
Ask Jeeves, Inc.*	1,200	32,628
Yahoo!, Inc.*	18,800	$648,788

		681,416

IT Services (1.4%)
Affiliated Computer Services, Inc., Class A*	2,500	119,175
DST Systems, Inc.*	4,400	199,760
First Data Corp.	16,300	619,889
Fiserv, Inc.*	15,100	638,730

		1,577,554

Semiconductors & Semiconductor Equipment (2.5%)
Cabot Microelectronics Corp.*	4,800	138,192
Intel Corp.	29,800	700,896
International Rectifier Corp.*	5,000	212,700
Lam Research Corp.*	10,200	261,630
Maxim Integrated Products, Inc.	9,000	336,600
Texas Instruments, Inc.	26,900	671,424
Varian Semiconductor Equipment Associates, Inc.*	12,100	451,209

		2,772,651

Software (2.5%)
Electronic Arts, Inc.*	12,800	683,392
Microsoft Corp.	85,600	2,165,680

		2,849,072

Total Information Technology		12,135,263

Materials (2.7%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	15,700	922,061
DuPont (E.I.) de Nemours & Co .	22,900	1,078,819

		2,000,880

Metals & Mining (0.9%)
Alcoa, Inc	26,400	766,128
Freeport-McMoRan Copper & Gold, Inc., Class B	9,000	311,940

		1,078,068

Total Materials		3,078,948

Telecommunication Services (0.8%)
Wireless Telecommunication Services (0.8%)
Nextel Communications, Inc., Class A*	31,500	881,685

Total Telecommunication Services		881,685

Utilities (0.8%)
Electric Utilities (0.8%)
PG&E Corp.	25,100	871,472

Total Utilities		871,472

Total Common Stocks (66.1%) (Cost $69,867,738)		74,585,058

	Principal Amount
LONG TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.7%)
Asset-Backed Securities (0.7%)
Capital Auto Receivables Asset Trust,
Series 02-1 A4
4.160%, 7/16/07	$94,683	94,715
Capital One Auto Finance Trust,
Series 02-B A4A
3.320%, 4/15/09	250,000	249,027
Discover Card Master Trust I,
Series 05-1 A
2.964%, 9/16/10 (l)	85,000	84,821
MBNA Credit Card Master Note Trust,
Series 02-A1 A1
4.950%, 6/15/09	200,000	203,787

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Nissan Auto Receivables Owner Trust,
Series 02-B A4
4.600%, 9/17/07	$112,677	$113,052
Onyx Acceptance Auto Trust,
Series 01-D A4
4.320%, 10/15/08	84,215	84,247

		829,649

Non-Agency CMO (2.0%)
Asset Securitization Corp.,
Series 97-D4 A1D
7.490%, 4/14/29	144,928	152,793
Bear Stearns Commercial Mortgage Securities,
Series 01-TOP2 A2
6.480%, 2/15/35	200,000	218,369
Series 03-T12 A4
4.680%, 8/13/39	150,000	149,106
Chase Commercial Mortgage Securities Corp.,
Series 98-2 A2
6.390%, 11/18/30	145,000	154,063
Greenwich Capital Commercial Funding Corp.,
Series 03-C2 A4
4.915%, 1/5/36	150,000	151,198
Series 04-GG1 A7
5.317%, 6/10/36 (l)	200,000	206,884
LB-UBS Commercial Mortgage Trust,
Series 02-C1 A4
6.462%, 3/15/31	180,000	198,965
Morgan Stanley Capital I,
Series 98-WF1 A2
6.550%, 3/15/30	172,616	181,227
Morgan Stanley Dean Witter Capital I,
Series 01-TOP1 A4
6.660%, 2/15/33	75,000	82,270
Series 01-TOP3 A4
6.390%, 7/15/33	200,000	217,963
Series 02-HQ A3
6.510%, 4/15/34	45,000	49,454
Series 01-TOPS A4
6.390%, 10/15/35	200,000	218,549
Series 02-TOP7 A2
5.980%, 1/15/39	200,000	214,808
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	50,000	53,078

		2,248,727

Total Asset-Backed and Mortgage-Backed Securities		3,078,376

Consumer Discretionary (1.0%)
Automobiles (0.2%)
DaimlerChrysler NA Holdings Corp.
7.200%, 9/1/09	100,000	105,981
Ford Motor Credit Co.
7.250%, 10/25/11	110,000	101,673

		207,654

Hotels, Restaurants & Leisure (0.0%)
Yum! Brands, Inc.
7.650%, 5/15/08	45,000	49,184

		49,184

Household Durables (0.2%)
Centex Corp.
5.800%, 9/15/09	100,000	103,411
Pulte Homes, Inc.
6.250%, 2/15/13	75,000	78,950

		182,361

Internet & Catalog Retail (0.1%)
IAC/InterActiveCorp
7.000%, 1/15/13	$75,000	$79,627

Media (0.4%)
Clear Channel Communications
6.000%, 11/1/06	50,000	50,819
COX Communications, Inc.
7.125%, 10/1/12	50,000	55,558
Grupo Televisa S.A.
8.500%, 3/11/32	20,000	23,600
News America Holdings, Inc.
7.750%, 1/20/24	75,000	88,838
TCI Communications, Inc.
8.750%, 8/1/15	50,000	63,767
7.125%, 2/15/28	50,000	58,101
Time Warner, Inc.
7.700%, 5/1/32	100,000	123,227

		463,910

Specialty Retail (0.1%)
Lowe’s Cos., Inc.
6.500%, 3/15/29	50,000	57,574
Staples, Inc.
7.375%, 10/1/12	50,000	58,077

		115,651

Total Consumer Discretionary		1,098,387

Consumer Staples (0.4%)
Beverages (0.1%)
PepsiAmericas, Inc.
6.500%, 2/1/06	75,000	76,442

Food & Staples Retailing (0.0%)
Wal-Mart Stores, Inc.
8.000%, 9/15/06	50,000	52,635

Food Products (0.2%)
Archer-Daniels-Midland Co.
8.875%, 4/15/11	30,000	36,574
ConAgra Foods, Inc.
7.875%, 9/15/10	100,000	115,305
General Mills, Inc.
6.000%, 2/15/12	23,000	24,748
Kraft Foods, Inc.
4.625%, 11/1/06	35,000	35,252
Unilever Capital Corp.
5.900%, 11/15/32	25,000	26,897

		238,776

Tobacco (0.1%)
Altria Group, Inc.
7.000%, 11/4/13	55,000	60,737
7.750%, 1/15/27	25,000	29,347

		90,084

Total Consumer Staples		457,937

Energy (0.8%)
Energy Equipment & Services (0.0%)
Halliburton Co.
5.500%, 10/15/10	15,000	15,612
Transocean, Inc.
6.625%, 4/15/11	35,000	38,354

		53,966

Oil & Gas (0.8%)
Burlington Resources Finance Co.
7.400%, 12/1/31	25,000	30,780
Canadian Natural Resources Ltd.
6.450%, 6/30/33	25,000	27,354
ChevronTexaco Capital Co.
3.500%, 9/17/07	75,000	74,164

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	$80,000	$88,083
Kinder Morgan, Inc.
6.500%, 9/1/12	70,000	76,479
Motiva Enterprises LLC
5.200%, 9/15/12 §	125,000	129,129
Murphy Oil Corp.
6.375%, 5/1/12	50,000	55,314
Northern Border Partners LP
8.875%, 6/15/10	40,000	47,258
Pemex Project Funding Master Trust
9.125%, 10/13/10	90,000	104,400
9.500%, 9/15/27 §	50,000	62,150
Tosco Corp.
7.625%, 5/15/06	70,000	72,575
Valero Energy Corp.
7.500%, 4/15/32	80,000	94,481

		862,167

Total Energy		916,133

Financials (2.7%)
Capital Markets (0.4%)
Goldman Sachs Group, Inc.
6.875%, 1/15/11	100,000	110,519
Merrill Lynch & Co., Inc.
6.000%, 2/17/09	150,000	158,126
Morgan Stanley
6.750%, 4/15/11	150,000	165,679

		434,324

Commercial Banks (0.3%)
Bank of America Corp.
10.200%, 7/15/15	50,000	69,377
Bayerische Landesbank NY
5.650%, 2/1/09	35,000	36,719
First Union National Bank
7.875%, 2/15/10	100,000	114,621
Mizuho Financial Group Cayman Ltd.
5.790%, 4/15/14 §	100,000	103,452
National Australia Bank Ltd.
8.600%, 5/19/10	25,000	29,495
Royal Bank of Scotland Group plc
6.375%, 2/1/11	35,000	38,372

		392,036

Consumer Finance (0.2%)
General Motors Acceptance Corp.
6.875%, 8/28/12	75,000	64,609
HSBC Finance Corp.
6.375%, 10/15/11	125,000	136,119

		200,728

Diversified Financial Services (0.6%)
Canadian Oil Sands Ltd.
7.900%, 9/1/21 §	50,000	62,077
Citigroup, Inc.
5.000%, 9/15/14	212,000	213,400
General Electric Capital Corp.
6.125%, 2/22/11	180,000	194,877
John Hancock Global Funding II
7.900%, 7/2/10 §	100,000	115,554
UFJ Finance Aruba AEC
6.750%, 7/15/13	100,000	110,228

		696,136

Insurance (1.0%)
Ace Capital Trust II
9.700%, 4/1/30	100,000	135,040
American General Corp.
7.500%, 8/11/10	175,000	196,532
AmerUs Group Co.
6.950%, 6/15/05	50,000	50,159
Berkley (WR) Corp.
5.875%, 2/15/13	$30,000	$31,043
Dai-Ichi Mutual Life Insurance Co.
5.730%, 3/17/14 §	100,000	102,556
Fidelity National Financial, Inc.
7.300%, 8/15/11	40,000	43,449
Hartford Financial Services Group, Inc.
7.900%, 6/15/10	50,000	56,644
Liberty Mutual Insurance
7.697%, 10/15/97 §	60,000	67,011
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	50,000	47,206
Mercury General Corp.
7.250%, 8/15/11	75,000	83,235
Prudential Insurance Co. of America
6.375%, 7/23/06 §	100,000	103,113
RenaissanceReinsurance Holdings Ltd.
5.875%, 2/15/13	90,000	94,114
Safeco Corp.
4.875%, 2/1/10	30,000	30,418
XL Capital (Europe) plc
6.500%, 1/15/12	60,000	64,348

		1,104,868

Real Estate (0.2%)
AMB Property LP
7.500%, 6/30/18	70,000	81,331
Duke Realty Corp. (REIT)
5.250%, 1/15/10	50,000	51,062
Healthcare Realty Trust, Inc. (REIT)
8.125%, 5/1/11	25,000	29,029
Liberty Property LP
8.500%, 8/1/10	50,000	58,247

		219,669

Total Financials		3,047,761

Government Securities (16.0%)
Foreign Governments (0.1%)
Republic of South Africa
6.500%, 6/2/14	15,000	16,200
Republic of Trinidad & Tobago
9.750%, 7/1/20 §	50,000	67,500

		83,700

U.S. Government Agencies (10.0%)
Federal Home Loan Bank
5.750%, 5/15/12	35,000	37,855
Federal Home Loan Mortgage Corp.
7.000%, 7/15/05	690,000	695,247
5.500%, 9/15/11	400,000	424,636
6.000%, 8/1/16	310,950	322,490
6.500%, 1/1/17	443,834	462,255
5.500%, 9/1/19	691,782	708,898
7.000%, 6/1/29	18,283	19,295
6.000%, 7/1/34	408,806	419,877
6.000%, 5/15/20 TBA	130,000	134,713
Federal National Mortgage Association
6.525%, 6/1/09	230,582	246,220
7.125%, 6/15/10	400,000	451,913
6.970%, 10/1/10	239,852	265,323
6.030%, 5/1/11	239,496	256,236
5.885%, 11/1/11	181,573	195,860
5.636%, 12/1/11	239,958	253,493
6.114%, 2/1/12	241,688	261,374
5.907%, 4/1/12	178,844	191,675
7.000%, 2/1/16	171,052	180,196
5.000%, 5/1/18	353,203	355,996
5.000%, 2/1/19	1,039,769	1,047,994
5.000%, 5/1/19	600,486	605,235
5.000%, 11/1/33	417,361	413,583

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 5/1/34	$490,824	$486,382
Government National Mortgage Association
7.000%, 1/15/28	29,801	31,575
7.000%, 3/15/28	26,585	28,168
7.000%, 4/15/28	40,324	42,725
7.000%, 6/15/28	106,097	112,413
6.500%, 8/15/28	364,048	381,281
6.500%, 10/15/28	6,460	6,766
7.000%, 12/15/28	18,646	19,755
7.000%, 2/15/29	47,998	50,855
7.000%, 8/15/31	48,063	50,923
7.000%, 10/15/31	135,281	143,334
6.500%, 11/15/31	232,897	243,922
7.000%, 2/15/32	45,248	47,941
6.000%, 9/15/32	405,333	418,345
6.000%, 6/15/33	64,853	66,935
5.000%, 7/15/33	770,589	770,099
5.000%, 9/15/33	416,908	416,875

		11,268,658

U.S. Treasuries (5.9%)
U.S. Treasury Bonds
7.500%, 11/15/16	325,000	417,473
9.125%, 5/15/18	100,000	146,445
8.750%, 8/15/20	200,000	292,938
7.875%, 2/15/21	675,000	927,123
8.125%, 5/15/21	830,000	1,165,891
6.250%, 8/15/23	580,000	697,042
U.S. Treasury Notes Inflation Indexed
1.875%, 7/15/13	929,071	957,669
U.S. Treasury Notes
7.000%, 7/15/06	2,000,000	2,082,110

		6,686,691

Total Government Securities		18,039,049

Health Care (0.1%)
Health Care Providers & Services (0.0%)
Cardinal Health, Inc.
7.000%, 10/15/26	25,000	27,607

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
4.750%, 10/1/06	30,000	30,422
Schering-Plough Corp.
5.550%, 12/1/13	30,000	31,131

		61,553

Total Health Care		89,160

Industrials (0.4%)
Aerospace & Defense (0.1%)
McDonnell Douglas Corp.
6.875%, 11/1/06	75,000	77,880

Airlines (0.2%)
American Airlines, Inc.,
Series 99-1
7.024%, 10/15/09	75,000	76,568
Series 03-1
3.857%, 7/9/10	13,412	13,087
Continental Airlines, Inc.,
Series 01-1
6.703%, 6/15/21	100,822	95,735

		185,390

Building Products (0.0%)
Masco Corp.
5.875%, 7/15/12	50,000	53,073

Machinery (0.0%)
Caterpillar, Inc.
6.550%, 5/1/11	$50,000	$55,192

Road & Rail (0.1%)
Erac USA Finance Co.
8.000%, 1/15/11§	90,000	104,824

Total Industrials		476,359

Materials (0.5%)
Chemicals (0.1%)
Dow Chemical Co.
6.000%, 10/1/12	50,000	54,152
Monsanto Co.
7.375%, 8/15/12	50,000	58,140
Potash Corp. of Saskatchewan, Inc.
7.750%, 5/31/11	25,000	28,839

		141,131

Containers & Packaging (0.1%)
Temple-Inland, Inc.
7.875%, 5/1/12	50,000	57,436

Metals & Mining (0.1%)
Alcoa, Inc.
6.500%, 6/1/11	75,000	82,703

Paper & Forest Products (0.2%)
International Paper Co.
6.750%, 9/1/11	100,000	109,095
Westvaco Corp.
7.950%, 2/15/31	40,000	50,662
Weyerhaeuser Co.
6.750%, 3/15/12	25,000	26,689
7.950%, 3/15/25	25,000	29,257
Willamette Industries, Inc.
7.000%, 2/1/18	25,000	27,684

		243,387

Total Materials		524,657

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
BellSouth Corp.
4.750%, 11/15/12	45,000	44,766
British Telecommunications plc
8.875%, 12/15/30	50,000	68,277
CenturyTel, Inc.
7.875%, 8/15/12	25,000	28,403
Deutsche Telekom International Finance BV
8.500%, 6/15/10	25,000	28,994
France Telecom S.A.
8.000%, 3/1/11	100,000	115,244
SBC Communications, Inc.
5.875%, 8/15/12	50,000	53,099
Singapore Telecommunications Ltd.
7.375%, 12/1/31 §	100,000	125,709
Telecom Italia Capital S.A.
6.000%, 9/30/34 §	50,000	49,526
Verizon Global Funding Corp.
7.375%, 9/1/12	170,000	196,036

		710,054

Wireless Telecommunication Services (0.1%)
AT&T Wireless Services, Inc.
8.750%, 3/1/31	50,000	68,188
Vodafone Group plc
7.750%, 2/15/10	50,000	56,924

		125,112

Total Telecommunication Services		835,166

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (0.8%)
Electric Utilities (0.6%)
Alabama Power Co.
5.875%, 12/1/22	$50,000	$53,443
Alliant Energy Resources, Inc.
9.750%, 1/15/13	25,000	32,515
American Electric Power Co., Inc.
6.125%, 5/15/06	41,000	41,900
CenterPoint Energy Resources Corp.
6.500%, 2/1/08	75,000	78,802
Florida Power & Light Co.
5.850%, 2/1/33	25,000	27,296
Florida Power Corp.
5.900%, 3/1/33	50,000	52,033
Midamerican Energy Holdings Co.
7.520%, 9/15/08	30,000	32,592
NSTAR
8.000%, 2/15/10	75,000	85,907
Old Dominion Electric Cooperative
6.250%, 6/1/11	105,000	114,579
Oncor Electric Delivery Co.
6.375%, 5/1/12	30,000	32,624
Peco Energy Co.
4.750%, 10/1/12	30,000	30,179
Pennsylvania Electric Co.
6.625%, 4/1/19	25,000	27,191
Southern California Edison Co.
5.000%, 1/15/14	35,000	35,433
Wisconsin Energy Corp.
6.500%, 4/1/11	35,000	38,223

		682,717

Gas Utilities (0.0%)
Duke Energy Field Services LLC
5.750%, 11/15/06	35,000	35,797

Multi-Utilities & Unregulated Power (0.2%)
Consolidated Natural Gas Co.
5.375%, 11/1/06	50,000	50,915
Energen Corp.
7.625%, 12/15/10	50,000	56,544
PSEG Power LLC
7.750%, 4/15/11	75,000	86,105
SCANA Corp.
6.250%, 2/1/12	30,000	32,652

		226,216

Total Utilities		944,730

Total Long Term Debt Securities (26.2%) (Cost $28,990,722)		29,507,715

SHORT-TERM DEBT SECURITIES:
Government Securities (1.1%)
Federal Home Loan Bank
2.74%, 5/13/05 (o)	500,000	499,505
2.85%, 6/13/05 (o)	500,000	498,265
U.S. Treasury Bill
2.50%, 5/5/05#	95,000	94,967
2.56%, 5/26/05#	80,000	79,852
2.55%, 6/16/05#	40,000	39,867

Total Government Securities		1,212,456

Time Deposit (6.4%)
JPMorgan Chase Nassau
2.39%, 5/2/05	$7,274,221	$7,274,221

Total Short-Term Debt Securities (7.5%) (Amortized Cost $8,486,677)		8,486,677

Total Investments (99.8%) (Cost/Amortized Cost $107,345,137)		112,579,450
Other Assets Less Liabilities (0.2%)		229,016

Net Assets (100%)		$112,808,466

*	Non-income producing.

†	Securities (totaling $0.00 or 0.0% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2005, the market value of these securities amounted to $1,092,601 or 0.97% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(l)	Floating rate security. Rate disclosed is as of April 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of April 30, 2005.

Glossary:

REIT — Real Estate Investment Trust

CMO — Collateralized Mortgage Obligation

TBA — Security is subject to delayed delivery.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

At April 30, 2005 the Fund had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 4/30/05	Unrealized Depreciation
U.S. 5 Year Treasury Notes	8	June-05	855,968	867,625	$(11,657)
U.S. 10 Year Treasury Notes	41	June-05	4,548,294	4,568,297	(20,003)

					$(31,660)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$37,182,286
U.S. Government securities	3,485,819

$40,668,105

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$54,574,914

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,678,482
Aggregate gross unrealized depreciation	(3,099,639)

Net unrealized appreciation	$2,578,843

Federal income tax cost of investments	$110,000,607

For the six months ended April 30, 2005, the Fund incurred approximately $40 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $32,851,186 of which $2,270,285 expires in the year 2009 and $30,580,901 expires in the year 2010.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Auto Components (0.8%)
Beru AG	10,000	$916,446
Midas, Inc.*	55,000	1,189,100
Modine Manufacturing Co.	6,000	162,480
Raytech Corp.*	32,500	43,875
Tenneco Automotive, Inc.*	6,000	76,980

		2,388,881

Hotels, Restaurants & Leisure (2.8%)
Argosy Gaming Co.*	98,000	4,502,120
Aztar Corp.*	100,000	2,731,000
Churchill Downs, Inc.	30,000	1,137,000
Dover Downs Gaming & Entertainment, Inc.	5,541	66,658
John Q. Hammons Hotels, Inc.*	8,000	174,000

		8,610,778

Household Durables (0.0%)
Fedders Corp.	25,000	49,750

Media (10.3%)
Acme Communications, Inc.*	65,000	267,865
Cablevision Systems New York Group, Class A*	108,000	2,802,600
E.W. Scripps Co., Class A	6,000	305,580
Fisher Communications, Inc.*	30,837	1,481,409
Granite Broadcasting Corp.*	100,000	20,000
Gray Television, Inc.	20,000	263,000
Insight Communications Co., Inc.*	40,000	448,400
Interactive Data Corp.*	5,000	100,250
Interep National Radio Sales, Inc., Class A*	10,000	5,800
Liberty Corp.	8,500	308,210
Liberty Media Corp., Class A*	200,000	2,008,000
Lin TV Corp., Class A*	92,000	1,434,280
McClatchy Co., Class A	2,600	183,820
Media General, Inc., Class A	15,000	919,200
Paxson Communications Corp.*	125,000	96,250
Primedia, Inc.*	250,000	1,105,000
Pulitzer, Inc.	140,000	8,911,000
Rogers Communications, Inc., Class B	73,000	2,099,480
Salem Communications Corp., Class A*	6,000	115,320
Sinclair Broadcast Group, Inc., Class A	50,000	383,000
Tribune Co.	20,000	772,000
UnitedGlobalCom, Inc., Class A*	350,000	3,132,500
Vivendi Universal S.A. (ADR)	80,000	2,372,000
Walt Disney Co.	78,000	2,059,200
Young Broadcasting, Inc., Class A*	83,000	624,160

		32,218,324

Multiline Retail (0.6%)
May Department Stores Co.	35,000	1,227,800
Neiman-Marcus Group, Inc., Class A	4,000	393,280
Saks, Inc.*	2,000	34,080
Sears Holdings Corp.*	1,000	135,247
ShopKo Stores, Inc.*	7,000	167,720

		1,958,127

Specialty Retail (0.3%)
Brookstone, Inc.*	5,000	98,850
Circuit City Stores, Inc.	3,000	47,400
CSK Auto Corp.*	13,000	201,630
Electronics Boutique Holdings Corp.*	1,000	$55,730
Toys R US, Inc.*	14,000	354,900

		758,510

Total Consumer Discretionary		45,984,370

Consumer Staples (7.4%)
Beverages (0.6%)
Allied Domecq plc	34,600	1,812,348

Food & Staples Retailing (0.7%)
NeighborCare, Inc.*	35,000	1,005,200
Pathmark Stores, Inc.*	10,000	77,200
Spartan Stores, Inc.*	8,000	91,440
Topps Co., Inc.	115,000	991,300

		2,165,140

Food Products (4.5%)
Campbell Soup Co.	12,000	356,880
Dreyer’s Grand Ice Cream Holdings, Inc.	135,009	10,923,578
Flowers Foods, Inc.	4,000	115,360
Griffin Land & Nurseries, Inc.*	16,225	405,625
H.J. Heinz Co.	40,000	1,474,000
Tootsie Roll Industries, Inc.	24,720	763,354

		14,038,797

Personal Products (1.6%)
Gillette Co.	95,000	4,905,800

Total Consumer Staples		22,922,085

Energy (3.8%)
Energy Equipment & Services (0.1%)
RPC, Inc.	21,000	305,340

Oil & Gas (3.7%)
General Maritime Corp.*	2,000	87,700
Kaneb Services LLC.	125,000	5,352,500
Magnum Hunter Resources, Inc.*	60,000	865,800
Patina Oil & Gas Corp.	20,000	768,000
Premcor, Inc.	35,000	2,315,250
Tel Offshore Trust	870	6,394
Unocal Corp.	40,000	2,182,000

		11,577,644

Total Energy		11,882,984

Financials (5.2%)
Capital Markets (1.1%)
Deutsche Bank AG (Registered)	11,000	901,340
Mellon Financial Corp.	10,000	276,900
SWS Group, Inc.	145,000	2,117,000

		3,295,240

Commercial Banks (3.1%)
First Republic Bank	7,500	234,675
Gold Banc Corp., Inc.	40,000	553,200
Hibernia Corp., Class A	100,000	3,123,000
Riggs National Corp.	300,000	5,859,000

		9,769,875

Consumer Finance (0.3%)
American Express Co.	14,000	737,800

Diversified Financial Services (0.1%)
BKF Capital Group, Inc.	8,000	267,680
Instinet Group, Inc.*	15,000	78,750

		346,430

Insurance (0.3%)
Argonaut Group, Inc.*	9,000	177,030
CNA Surety Corp.*	60,000	788,400

		965,430

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.3%)
Flushing Financial Corp.	22,000	$359,920
Independence Community Bank Corp.	8,000	285,440
New York Community Bancorp, Inc.	20,000	354,000

		999,360

Total Financials		16,114,135

Health Care (6.8%)
Biotechnology (0.0%)
Biosource International, Inc.*	10,000	99,000
Transkaryotic Therapies, Inc.*	1,200	40,656

		139,656

Health Care Equipment & Supplies (3.4%)
Bio-Rad Laboratories, Inc., Class A*	500	24,170
Biosite, Inc.*	10,000	570,000
Cholestech Corp.*	6,000	61,680
Closure Medical Corp.*	86,090	2,314,960
CNS, Inc.	2,000	37,580
Conmed Corp.*	16,400	487,408
CTI Molecular Imaging, Inc.*	152,000	3,120,560
DJ Orthopedics, Inc.*	6,000	150,900
Encore Medical Corp.*	6,000	25,020
Exactech, Inc.*	25,000	342,250
ICU Medical, Inc.*	20,000	708,600
Inamed Corp.*	7,000	425,880
Kensey Nash Corp.*	10,000	274,800
Lifecore Biomedical, Inc.*	30,000	369,300
Orthofix International N.V.*	2,000	94,000
Regeneration Technologies, Inc.*	65,000	597,350
Schick Technologies, Inc.*	20,000	350,200
Thermo Electron Corp.*	15,000	374,700
Thoratec Corp.*	25,000	323,750
Young Innovations, Inc.	2,000	72,780

		10,725,888

Health Care Providers & Services (1.2%)
Accredo Health, Inc.*	50,000	2,265,000
Beverly Enterprises, Inc.*	90,000	1,054,800
NWH, Inc.	11,000	161,260
Priority Healthcare Corp., Class B*	8,000	182,240

		3,663,300

Pharmaceuticals (2.2%)
Bristol-Myers Squibb Co.	25,000	650,000
Collagenex Pharmaceuticals, Inc.*	5,000	21,850
Eon Labs, Inc.*	205,000	6,125,400

		6,797,250

Total Health Care		21,326,094

Industrials (9.2%)
Aerospace & Defense (2.9%)
Fairchild Corp., Class A*	20,000	47,200
Herley Industries, Inc.*	55,000	997,150
Honeywell International, Inc.	7,000	250,320
Kaman Corp., Class A	50,000	644,000
Sequa Corp., Class A*	7,500	388,125
Sequa Corp., Class B*	6,000	312,000
SNECMA*	5,000	118,122
United Defense Industries, Inc.	85,000	6,288,300

		9,045,217

Building Products (0.3%)
Griffon Corp.*	40,000	767,600
Water Pik Technologies Inc.*	15,000	282,300

		1,049,900

Commercial Services & Supplies (0.4%)
GP Strategies Corp.*	4,200	$32,340
Republic Services, Inc.	30,000	1,038,000
Rollins, Inc.	5,250	103,635

		1,173,975

Electrical Equipment (2.3%)
Cooper Industries Ltd., Class A	45,000	2,864,700
Penn Engineering & Manufacturing Corp.	103,300	1,870,763
SL Industries, Inc.*	50,000	740,000
Thomas & Betts Corp.*	55,000	1,711,600

		7,187,063

Machinery (2.3%)
Ampco-Pittsburgh Corp.	7,000	85,610
Baldwin Technology Co.*	61,000	182,390
CIRCOR International, Inc.	30,000	714,300
Flowserve Corp.*	20,000	555,200
ITT Industries, Inc.	35,000	3,166,100
Tennant Co.	6,000	213,240
Thomas Industries, Inc.	50,000	1,973,500
Watts Water Technologies, Inc., Class A	10,000	312,500

		7,202,840

Road & Rail (1.0%)
USF Corp.	70,000	2,984,100

Total Industrials		28,643,095

Information Technology (7.1%)
Aerospace & Defense (0.7%)
Titan Corp.*	125,000	2,243,750

Communications Equipment (0.6%)
Belden CDT, Inc.	58,000	1,063,720
FalconStor Software, Inc.*	115,000	652,050

		1,715,770

Computers & Peripherals (0.0%)
StorageNetworks, Inc. †*	600,000	—

Internet Software & Services (1.1%)
Ask Jeeves, Inc.*	95,000	2,583,050
DoubleClick, Inc.*	70,000	562,800
PEC Solutions, Inc.*	22,551	345,707

		3,491,557

IT Services (0.1%)
Sungard Data Systems, Inc.*	11,000	367,400

Semiconductors & Semiconductor Equipment (0.2%)
Monolithic System Technology, Inc.*	100,000	591,000

Software (4.4%)
AMICAS, Inc.	15,000	47,550
Ascential Software Corp.*	350,000	6,464,500
Borland Software Corp.*	155,000	900,550
Concord Communications, Inc.*	22,420	368,809
Creo Products, Inc.*	222,000	3,556,440
Mobius Management Systems, Inc.*	55,000	357,500
VERITAS Software Corp.*	90,000	1,853,100

		13,548,449

Total Information Technology		21,957,926

Materials (1.9%)
Chemicals (0.9%)
Acetex Corp.*	20,000	132,276
Hercules, Inc.*	50,000	661,500
MacDermid, Inc.	3,000	91,050
Sensient Technologies Corp.	95,000	1,900,950

		2,785,776

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.9%)
Greif, Inc., Class A	34,500	$2,393,265
Myers Industries, Inc.	15,000	144,150
Packaging Dynamics Corp.	24,000	328,320

		2,865,735

Metals & Mining (0.1%)
Gold Fields Ltd. (ADR)	40,000	398,000

Total Materials		6,049,511

Telecommunication Services (6.9%)
Diversified Telecommunication Services (4.9%)
AT&T Corp.	150,000	2,869,500
Cincinnati Bell, Inc.*	210,000	840,000
Commonwealth Telephone Enterprises, Inc.*	30,000	1,393,800
D&E Communications, Inc.	23,000	191,360
Equant N.V. (N.Y. Shares)*	22,500	123,975
MCI, Inc.	220,000	5,836,600
Qwest Communications International, Inc.*	100,000	342,000
Sprint Corp.	160,000	3,561,600

		15,158,835

Wireless Telecommunication Services (2.0%)
Dobson Communications Corp.*	17,000	34,000
Price Communications Corp.*	60,000	1,018,800
Rural Cellular Corp., Class A*	18,000	93,060
Telesystem International Wireless, Inc.*	30,000	460,500
U.S. Cellular Corp.*	86,900	4,014,780
Western Wireless Corp., Class A*	20,000	783,800

		6,404,940

Total Telecommunication Services		21,563,775

Utilities (2.2%)
Electric Utilities (1.3%)
CH Energy Group, Inc.	13,000	554,450
DPL, Inc.	23,000	585,120
Duquesne Light Holdings, Inc.	50,000	879,500
Northeast Utilities	75,000	1,373,250
NSTAR	10,000	541,400
Unisource Energy Corp.	10,000	312,500

		4,246,220

Gas Utilities (0.3%)
Laclede Group, Inc.	1,000	27,370
SEMCO Energy, Inc.*	60,000	$314,400
Southwest Gas Corp.	23,000	562,810

		904,580

Multi-Utilities & Unregulated Power (0.6%)
Energy East Corp.	1,000	26,020
Mirant Corp.*	75,000	27,375
Public Service Enterprise Group, Inc.	30,000	1,743,000

		1,796,395

Total Utilities		6,947,195

Total Common Stocks (65.3%) (Cost $196,874,189)		203,391,170

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Securities (26.7%)
U.S. Treasury Bills
2.54%, 5/12/05	$53,292,000	53,246,992
2.55%, 6/16/05	20,000,000	19,933,599
2.65%, 6/23/05	10,000,000	9,960,421

Total Government Securities		83,141,012

Time Deposit (7.8%)
JPMorgan Chase Nassau
2.39%, 5/2/05	24,520,410	24,520,410

Total Short-Term Debt Securities (34.5%) (Amortized Cost $107,661,422)		107,661,422

Total Investments (99.8%) (Cost/Amortized Cost $304,535,611)		311,052,592
Other Assets Less Liabilities (0.2%)		530,876

Net Assets (100%)		$311,583,468

*	Non-income producing.

†	Securities (totaling $0.00 or 0.0% of net assets) valued at fair value.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$228,210,554
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$165,495,735

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,382,761
Aggregate gross unrealized depreciation	(7,376,397)

Net unrealized appreciation	$6,006,364

Federal income tax cost of investments	$305,046,228

For the six months ended April 30, 2005, the Fund incurred approximately $165,906 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (18.8%)
American Express Centurion
2.80%, 5/3/05	$15,000,000	$15,000,000
Bank of New York
3.36%, 2/23/06	5,000,000	5,000,100
Bank of the West
2.77%, 5/2/05	15,000,000	15,000,000
Citibank N.A.
2.89%, 6/7/05	3,000,000	3,000,000
Suntrust Bank
3.01%, 6/28/05	15,000,000	15,000,120
Washington Mutual Bank FA
3.06%, 7/14/05	15,000,000	14,999,654

Total Certificates of Deposit		67,999,874

Commercial Paper (44.7%)
Bank of America Corp.
2.70%, 6/20/05	5,000,000	4,980,972
Bank of America N.A.
2.82%, 2/2/06	10,000,000	10,000,000
Barclays U.S. Funding Corp.
2.28%, 5/16/05	5,000,000	4,994,938
Bear Stearns Cos., Inc.
2.99%, 7/6/05	14,000,000	13,922,487
CIT Group, Inc.
2.92%, 8/10/05	5,000,000	4,959,039
Citigroup Global Markets Holdings, Inc.
2.47%, 6/2/05	2,000,000	1,995,484
2.83%, 11/28/05	10,000,000	10,000,000
Clipper Receivables Corp.
1.48%, 5/2/05	15,000,000	14,998,767
General Electric Capital Corp.
2.28%, 5/16/05	6,000,000	5,993,925
3.04%, 7/21/05	5,000,000	4,965,575
Goldman Sachs Group
3.06%, 11/1/05	5,000,000	4,922,567
International Lease Finance Corp.
2.98%, 6/13/05	10,000,000	9,963,688
New Center Asset Trust
1.48%, 5/2/05	15,000,000	14,998,771
Rabobank USA Finance Corp.
2.28%, 5/12/05	4,940,000	4,936,241
Skandinaviska Enskilda Banken
2.88%, 8/3/05 §	10,000,000	9,924,539
SLM Corp.
1.47%, 5/2/05	15,000,000	14,998,775
Societe Generale North America, Inc.
2.56%, 6/6/05	10,000,000	9,973,800
State Street Corp.
1.40%, 5/2/05	15,000,000	14,998,838

Total Commercial Paper		161,528,406

Government Securities (24.2%)
Federal Home Loan Bank
1.38%, 5/2/05	29,225,000	29,222,754
1.66%, 5/16/05	8,400,000	8,400,000
Federal Home Loan Mortgage Corp.
3.08%, 10/7/05	7,400,000	7,400,000
Federal National Mortgage Association
1.43%, 5/2/05	35,000,000	34,997,229
2.87%, 6/9/05	7,400,000	7,399,775

Total Government Securities		87,419,758

Promissory Notes (2.2%)
Goldman Sachs Group
3.00%, 7/18/05	$8,000,000	$8,000,000

Variable Rate Securities (10.5%)
Caterpillar Financial Services Corp.
3.25%, 7/9/05 (l)	6,000,000	6,000,000
General Electric Capital Corp.
3.07%, 5/17/06 (l)	3,850,000	3,850,000
HSBC Finance Corp.
3.33%, 6/17/05 (l)	12,300,000	12,304,799
Merrill Lynch & Co., Inc.
3.06%, 4/10/06 (l)	2,000,000	2,000,000
Morgan Stanley
3.07%, 8/15/05 (l)	8,000,000	8,003,510
Royal Bank of Canada
2.93%, 11/7/08 (l)	6,000,000	6,000,000

Total Variable Rate Securities		38,158,309

Total Investments (100.4%) (Amortized Cost $363,106,347)		363,106,347

Other Assets Less Liabilities (-0.4%)		(1,309,377)

Net Assets (100%)		$361,796,970

Federal Income Tax Cost of Investments		$363,106,347

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2005, the market value of these securities amounted to $9,924,539 or 2.74% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating rate security. Rate disclosed is as of April 30, 2005.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MULTI-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.1%)
Hotels, Restaurants & Leisure (4.9%)
Carnival Corp.	13,580	$663,791
Marriott International, Inc., Class A.	9,100	571,025
McDonald's Corp.	82,659	2,422,735

		3,657,551

Internet & Catalog Retail (1.0%)
eBay, Inc.*	23,400	742,482

Media (3.7%)
Omnicom Group, Inc.	22,339	1,851,903
Walt Disney Co.	34,242	903,989

		2,755,892

Multiline Retail (3.2%)
Kohl’s Corp.*	49,301	2,346,727

Specialty Retail (2.3%)
Bed Bath & Beyond, Inc.*	46,938	1,746,563

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	9,400	722,014

Total Consumer Discretionary		11,971,229

Consumer Staples (16.0%)
Beverages (3.5%)
PepsiCo, Inc.	46,938	2,611,630

Household Products (6.0%)
Colgate-Palmolive Co.	36,209	1,802,846
Procter & Gamble Co.	49,257	2,667,267

		4,470,113

Personal Products (6.5%)
Estee Lauder Cos., Inc. (The), Class A	29,600	1,136,936
Gillette Co.	71,029	3,667,938

		4,804,874

Total Consumer Staples		11,886,617

Energy (12.5%)
Energy Equipment & Services (5.5%)
Halliburton Co.	29,800	1,239,382
Schlumberger Ltd.	41,175	2,816,782

		4,056,164

Oil & Gas (7.0%)
ConocoPhillips	35,523	3,724,586
Exxon Mobil Corp.	26,100	1,488,483

		5,213,069

Total Energy		9,269,233

Financials (3.1%)
Consumer Finance (2.1%)
American Express Co.	29,996	1,580,789

Insurance (1.0%)
American International Group, Inc.	14,265	725,375

Total Financials		2,306,164

Health Care (26.0%)
Biotechnology (6.9%)
Amgen, Inc.*	37,787	2,199,581
Genentech, Inc.*	41,439	2,939,683

		5,139,264

Health Care Equipment & Supplies (6.5%)
Boston Scientific Corp.*	73,902	2,186,021
Medtronic, Inc.	49,989	2,634,421

		4,820,442

Health Care Providers & Services (1.9%)
Caremark Rx, Inc.*	35,818	1,434,511

Pharmaceuticals (10.7%)
Abbott Laboratories	15,900	$781,644
Eli Lilly & Co.	58,010	3,391,845
Johnson & Johnson	54,909	3,768,404

		7,941,893

Total Health Care		19,336,110

Industrials (12.8%)
Air Freight & Logistics (2.0%)
United Parcel Service, Inc., Class B	20,143	1,436,397

Industrial Conglomerates (7.3%)
3M Co.	33,260	2,543,392
General Electric Co.	79,903	2,892,489

		5,435,881

Machinery (3.5%)
Caterpillar, Inc.	13,533	1,191,581
Illinois Tool Works, Inc.	16,921	1,418,318

		2,609,899

Total Industrials		9,482,177

Information Technology (10.8%)
Communications Equipment (4.5%)
Juniper Networks, Inc.*	71,118	1,606,556
QUALCOMM, Inc.	28,498	994,295
Research In Motion Ltd.*	10,700	689,187

		3,290,038

IT Services (1.8%)
Paychex, Inc.	44,238	1,353,683

Semiconductors & Semiconductor Equipment (1.5%)
Maxim Integrated Products, Inc.	29,388	1,099,111

Software (3.0%)
Oracle Corp.*	194,009	2,242,744

Total Information Technology		7,985,576

Total Common Stocks (97.3%) (Cost $73,184,109)		72,237,106

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.4%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $2,545,025)	$2,545,025	2,545,025

Total Investments (100.7%) (Cost/Amortized Cost $75,729,134)		74,782,131
Other Assets Less Liabilities (-0.7%)		(555,276)

Net Assets (100%)		$74,226,855

*	Non-income producing.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MULTI-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$110,039,624
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$120,475,894

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,989,943
Aggregate gross unrealized depreciation	(4,016,131)

Net unrealized depreciation	$(1,026,188)

Federal income tax cost of investments	$75,808,319

For the six months ended April 30, 2005, the Fund incurred approximately $24,119 as brokerage commissions with Fred Alger, and $1,932 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

The Fund has a net capital loss carryforward of $138,631,976 of which $30,913,832 expires in the year 2008, $73,520,656 expires in the year 2009, and $34,197,488 in the year 2010.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (26.3%)
Asset-Backed Securities (19.8%)
Ameriquest Mortgage Securities, Inc.,
Series 03-6 M1
3.780%, 5/25/33 (l)	$600,000	$604,005
Amortizing Residential Collateral Trust,
Series 02-BC10 A3
3.450%, 1/25/33 (l)	13,380	13,388
Amresco Residential Securities Mortgage Loan Trust,
Series 98-2 M1F
6.745%, 6/25/28	114,430	114,385
Atherton Franchisee Loan Funding,
Series 98-A A2
6.720%, 5/15/20 (b)	440,861	443,307
Capital One Multi-Asset Execution Trust,
Series 03-C1 C1
5.504%, 3/15/11 (l)	250,000	264,742
Series 03-C2 C2
4.320%, 4/15/09	250,000	250,878
Centex Home Equity,
Series 04-D MV3
4.020%, 12/25/49 (l)	750,000	757,783
Chase Credit Card Master Trust,
Series 01-4 C
3.854%, 11/17/08 (b)(l)	750,000	757,010
Circuit City Credit Card Master Trust,
Series 03-2 CTFS
6.954%, 4/15/11 (b)(l)	600,000	615,438
Citibank Credit Card Issuance Trust,
Series 02-C3 C3
4.150%, 12/15/09 (l)	220,000	224,802
Countrywide Asset-Backed Certificates,
Series 01-1 MV2
3.970%, 7/25/31 (l)	61,099	61,150
DVI Receivables Corp.,
Series 03-1 D1
4.938%, 3/12/11 †(l)	160,268	—
First National Master Note Trust,
Series 03-1 C
4.554%, 8/15/08 (l)	500,000	503,951
Ford Credit Auto Owner Trust,
Series 03-A B2
3.364%, 8/15/07 (l)	250,000	250,955
Home Equity Asset Trust,
Series 02-5 A3
3.540%, 5/25/33 (l)	31,962	32,169
Lehman ABS Manufactured Housing Contract,
Series 01-B A3
4.350%, 5/15/14	181,806	177,333
Long Beach Mortgage Loan Trust,
Series 03-1 M1
3.940%, 3/25/33 (l)	250,000	251,056
Morgan Stanley ABS Capital I,
Series 04-HE4 M3
4.520%, 5/25/34 (l)	300,000	299,985
World Financial Network Credit Card Master Trust,
Series 04-B C
3.604%, 7/15/10	600,000	601,045

		6,223,382

Non-Agency CMO (6.5%)
Bank of America Mortgage Securities,
Series 03-B 2A2
4.413%, 3/25/33 (l)	218,205	217,735
3.292%, 10/25/33 (l)	$507,054	$509,944
Series 04-A 1A1
3.481%, 2/25/34 (l)	805,608	801,870
Series 04-K 2A1
4.437%, 12/25/34 (l)	47,387	47,099
FFCA Secured Lending Corp.
Series 98-1 A1B
6.730%, 7/18/13 (b)	221,151	228,237
Sequoia Mortgage Trust,
Series 6A
3.300%, 4/19/27 (l)	226,044	224,467

		2,029,352

Total Asset-Backed and Mortgage-Backed Securities		8,252,734

Consumer Discretionary (8.8%)
Auto Components (2.5%)
BorgWarner, Inc.
7.000%, 11/1/06	750,000	775,525

Automobiles (1.0%)
DaimlerChrysler NA Holdings Corp.
3.470%, 5/24/06 (l)	300,000	300,251

Diversified Financial Services (1.8%)
Ford Motor Credit Co.
3.920%, 9/28/07 (l)	600,000	574,301

Household Durables (1.9%)
Lennar Corp.
3.347%, 8/20/07 (l)	600,000	601,388

Media (1.6%)
Time Warner, Inc.
5.625%, 5/2/05	500,000	500,031

Total Consumer Discretionary		2,751,496

Consumer Staples (2.3%)
Beverages (2.3%)
PepsiCo, Inc.
3.200%, 5/15/07	750,000	739,227

Total Consumer Staples		739,227

Financials (13.0%)
Commercial Banks (3.5%)
RBS Capital Trust IV
3.893%, 9/29/49 (l)	600,000	608,055
Wells Fargo & Co.
3.120%, 8/15/08	500,000	483,392

		1,091,447

Consumer Finance (4.7%)
General Motors Acceptance Corp.
4.500%, 7/15/06	1,000,000	978,043
International Lease Finance Corp.
5.120%, 6/1/05	250,000	250,378
John Deere Capital Corp.
3.625%, 5/25/07	250,000	247,170

		1,475,591

Diversified Financial Services (3.2%)
CIT Group, Inc.
6.625%, 6/15/05	300,000	301,198
3.280%, 9/20/07 (l)	700,000	701,457

		1,002,655

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (1.6%)
MetLife, Inc.
3.911%, 5/15/05	$500,000	$500,200

Total Financials		4,069,893

Government Securities (25.1%)
U.S. Government Agencies (6.1%)
Federal National Mortgage Association
2.750%, 8/11/06	500,000	493,914
4.563%, 5/1/33 (l)	562,063	558,474
3.700%, 6/1/34 (l)	432,335	430,386
4.275%, 7/1/34 (l)	439,164	439,413

		1,922,187

U.S. Treasuries (19.0%)
U.S. Treasury Notes
3.125%, 1/31/07	6,000,000	5,950,314

Total Government Securities		7,872,501

Health Care (0.9%)
Pharmaceuticals (0.9%)
Pfizer, Inc.
2.500%, 3/15/07	300,000	292,013

Total Health Care		292,013

Industrials (1.1%)
Airlines (1.1%)
Delta Air Lines, Inc.
3.911%, 1/25/08 (l)	339,617	340,062

Total Industrials		340,062

Telecommunication Services (1.6%)
Wireless Telecommunication Services (1.6%)
Cingular Wireless LLC
5.625%, 12/15/06	500,000	510,462

Total Telecommunication Services		510,462

Utilities (5.0%)
Electric Utilities (3.1%)
Northern States Power Co.
2.875%, 8/1/06	750,000	739,424
Pacific Gas & Electric Co.
3.820%, 4/3/06 (l)	214,000	214,485

		953,909

Gas Utilities (1.9%)
Sempra Energy
3.318%, 5/21/08 (l)	600,000	601,567

Total Utilities		1,555,476

Total Long-Term Debt Securities (84.1%) (Cost $26,622,111)		26,383,864

SHORT-TERM DEBT SECURITIES:
Government Securities (6.4%)
Federal Home Loan Bank
2.87%, 5/11/05 (o)	1,000,000	999,125
Federal National Mortgage Association
2.98%, 6/2/05 (o)	350,000	349,048
2.89%, 6/8/05 (o)	650,000	647,972

Total Government Securities		1,996,145

Time Deposit (4.1%)
JPMorgan Chase Nassau
2.39%, 5/2/05	$1,297,407	$1,297,407

Total Short-Term Debt Securities (10.5%) (Amortized Cost $3,293,552)		3,293,552

Total Investments (94.6%) (Cost/Amortized Cost $29,915,663)		29,677,416
Other Assets Less Liabilities (5.4%)		1,700,390

Net Assets (100%)		$31,377,806

†	Securities (totaling $0.00 or 0.0% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating rate security. Rate disclosed is as of April 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of April 30, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,881,654
U.S. Government securities	5,952,188

$10,833,842

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,580,626

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,486
Aggregate gross unrealized depreciation	(333,733)

Net unrealized depreciation	$(238,247)

Federal income tax cost of investments	$29,915,663

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.1%)
Auto Components (0.5%)
Gentex Corp.	16,000	$519,360

Hotels, Restaurants & Leisure (4.0%)
Alliance Gaming Corp.*	103,900	1,184,460
Nevada Gold & Casinos, Inc.*	42,200	527,078
Shuffle Master, Inc.*	88,625	2,232,464

		3,944,002

Household Durables (5.5%)
Tempur-Pedic International, Inc.*	113,100	2,159,079
Universal Electronics, Inc.*	192,925	3,162,041

		5,321,120

Leisure Equipment & Products (1.9%)
SCP Pool Corp.	55,500	1,808,190

Media (1.9%)
Lions Gate Entertainment Corp.*	188,500	1,820,910

Specialty Retail (6.3%)
Build-A-Bear Workshop, Inc.*	77,575	2,079,785
Cabela’s, Inc., Class A*	73,100	1,456,883
Genesco, Inc.*	101,800	2,619,314

		6,155,982

Total Consumer Discretionary		19,569,564

Consumer Staples (2.3%)
Food Products (2.3%)
Delta & Pine Land Co.	90,700	2,285,640

Total Consumer Staples		2,285,640

Energy (13.1%)
Energy Equipment & Services (10.5%)
Maverick Tube Corp.*	40,000	1,163,600
NS Group, Inc.*	31,975	919,601
Patterson-UTI Energy, Inc.	166,000	3,979,020
Tetra Technologies, Inc.*	37,000	1,000,110
Unit Corp.*	81,800	3,137,848

		10,200,179

Oil & Gas (2.6%)
Enterra Energy Trust †	38,300	672,261
OMI Corp.	101,200	1,840,828

		2,513,089

Total Energy		12,713,268

Financials (3.6%)
Consumer Finance (0.7%)
Cash America International, Inc.	45,925	681,986

Diversified Financial Services (0.5%)
Primus Guaranty Ltd.*	44,300	505,020

Insurance (2.0%)
Philadelphia Consolidated Holdings Corp.*	26,700	2,002,500

Thrifts & Mortgage Finance (0.4%)
Bank Atlantic Bancorp, Inc., Class A	20,900	356,554

Total Financials		3,546,060

Health Care (20.2%)
Biotechnology (0.9%)
deCODE genetics, Inc.*	127,800	690,120
Dendreon Corp.*	44,000	203,280

		893,400

Health Care Equipment & Supplies (12.1%)
American Medical Systems Holdings, Inc.*	135,600	2,367,576
Arrow International, Inc.	30,350	$1,005,799
Cooper Cos., Inc.	33,500	2,262,925
DJ Orthopedics, Inc.*	44,900	1,129,235
Inamed Corp.*	29,600	1,800,864
Respironics, Inc.*	46,200	2,919,378
Thoratec Corp.*	17,400	225,330

		11,711,107

Health Care Providers & Services (6.2%)
American Healthways, Inc.*	50,475	1,885,241
Centene Corp.*	33,200	924,620
Eclipsys Corp.*	113,300	1,530,683
Horizon Health Corp.*	41,700	1,708,866

		6,049,410

Pharmaceuticals (1.0%)
Medicis Pharmaceutical Corp., Class A	35,525	998,253

Total Health Care		19,652,170

Industrials (10.2%)
Commercial Services & Supplies (7.1%)
Corrections Corp. of America*	43,900	1,661,615
Duratek, Inc.*	85,625	1,983,931
Waste Connections, Inc.*	93,500	3,293,070

		6,938,616

Electrical Equipment (1.6%)
General Cable Corp.*	123,700	1,502,955

Machinery (1.5%)
Actuant Corp., Class A*	34,725	1,478,938

Total Industrials		9,920,509

Information Technology (22.5%)
Communications Equipment (2.0%)
C-COR, Inc.*	125,800	831,538
Tekelec*	83,800	1,140,518

		1,972,056

Computers & Peripherals (2.5%)
Applied Films Corp.*	46,200	1,104,642
Unova, Inc.*	75,625	1,343,100

		2,447,742

Electronic Equipment & Instruments (3.0%)
Anixter International, Inc.*	9,700	358,124
Littelfuse, Inc.*	17,250	464,715
OYO Geospace Corp.*	20,900	388,531
RadiSys Corp.*	124,400	1,741,600

		2,952,970

Internet Software & Services (1.6%)
eCollege.com, Inc.*	49,700	553,658
Internet Capital Group, Inc.*	103,100	568,081
Kintera, Inc.*†	123,300	468,478

		1,590,217

IT Services (2.2%)
Global Payments, Inc.	32,200	2,085,272

Semiconductors & Semiconductor Equipment (2.0%)
Integrated Device Technology, Inc.*	177,200	1,896,040

Software (9.2%)
Altiris, Inc.*	63,950	1,041,746
Ansys, Inc.*	62,950	1,916,198
Datastream Systems, Inc.*	336,485	1,968,437
Factset Research Systems, Inc.	70,250	1,950,140
Netsmart Technologies, Inc.*	70,708	681,625
RADWARE Ltd.*	63,920	1,397,930

		8,956,076

Total Information Technology		21,900,373

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.8%)
Chemicals (0.5%)
Headwaters, Inc.*	16,125	$515,516

Industrial Conglomerates (3.3%)
Aleris International, Inc.*	149,325	3,204,515

Total Materials		3,720,031

Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
EMS Technologies, Inc.*	75,978	857,792

Total Telecommunication Services		857,792

Total Common Stocks (96.7%) (Cost $99,395,174)		94,165,407

SHORT-TERM DEBT SECURITIES:
Time Deposit (2.7%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $2,649,570)	$2,649,570	$2,649,570

Total Investments (99.4%) (Cost/Amortized Cost $102,044,744)		96,814,977
Other Assets Less Liabilities (0.6%)		537,965

Net Assets (100%)		$97,352,942

*	Non-income producing.

†	Securities (totaling $1,140,739 or 1.17% of net assets) valued at fair value.

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$126,680,448
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$136,932,636

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,374,898
Aggregate gross unrealized depreciation	(10,604,665)

Net unrealized depreciation	$(5,229,767)

Federal income tax cost of investments	$102,044,744

The Fund has a net capital loss carryforward of $13,056,557 of which $2,177,379 expires in the year 2009, $1,549,187 expires in the year 2010, and $9,329,991 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (31.9%)
Auto Components (4.4%)
BorgWarner, Inc.	142,800	$6,528,816
Dana Corp.	120,000	1,370,400
Federal-Mogul Corp.*	30,000	16,200
Midas, Inc.*	325,000	7,026,500
Modine Manufacturing Co.	200,000	5,416,000
Raytech Corp.*	180,000	243,000
Standard Motor Products, Inc.	148,000	1,343,840
Strattec Security Corp.*	21,000	1,070,790
Tenneco Automotive, Inc.*	127,000	1,629,410
Transpro, Inc.*	110,000	726,000

		25,370,956

Automobiles (0.5%)
Coachmen Industries, Inc.	24,800	284,952
Fleetwood Enterprises, Inc.*	300,000	2,292,000
Monaco Coach Corp.	36,000	510,480

		3,087,432

Hotels, Restaurants & Leisure (6.3%)
Aztar Corp.*	250,000	6,827,500
Canterbury Park Holding Corp.*	30,000	486,300
Churchill Downs, Inc.	50,000	1,895,000
Denny’s Corp.*	25,000	101,250
Dover Downs Gaming & Entertainment, Inc.	105,866	1,273,568
Dover Motorsports, Inc.	205,000	936,850
Gaylord Entertainment Co.*	207,000	8,280,000
Kerzner International Ltd.*	58,000	3,195,220
La Quinta Corp.*	369,000	3,210,300
Magna Entertainment Corp., Class A*	320,000	1,676,800
Marcus Corp.	10,000	191,500
Pinnacle Entertainment, Inc.*	120,000	1,819,200
Six Flags, Inc.*	280,000	1,092,000
Steak n Shake Co.*	97,000	1,753,760
Triarc Cos., Inc.,
Class A	95,500	1,322,675
Class B	175,000	2,247,000
Wyndham International, Inc., Class A*	135,000	135,000

		36,443,923

Household Durables (1.8%)
Cavalier Homes, Inc.*	160,000	664,000
Cavco Industries, Inc.*	83,000	2,199,500
Champion Enterprises, Inc.*	260,000	2,454,400
Department 56, Inc.*	64,000	834,560
Fedders Corp.	320,000	636,800
Jarden Corp.*	2,250	100,508
National Presto Industries, Inc.	29,000	1,131,000
Nobility Homes, Inc.	6,300	128,526
Palm Harbor Homes, Inc.*	40,000	681,600
Skyline Corp.	33,000	1,191,300
Southern Energy Homes, Inc.*	15,000	84,750
Syratech Corp.*	400	16

		10,106,960

Internet & Catalog Retail (0.0%)
Valuevision Media, Inc., Class A*	6,300	62,370

Leisure Equipment & Products (0.2%)
Marine Products Corp.	76,000	995,600

Media (16.6%)
Acme Communications, Inc.*	110,000	453,310
Beasley Broadcasting Group, Inc., Class A*	56,000	882,560
Belo Corp., Class A	140,000	3,280,200
Cablevision Systems New York Group, Class A*	388,000	$10,068,600
Crown Media Holdings, Inc., Class A*	80,000	700,000
E.W. Scripps Co., Class A	114,000	5,806,020
Emmis Communications Corp., Class A*	14,000	216,020
Fisher Communications, Inc.*	70,000	3,362,800
Gemstar-TV Guide International, Inc.*	310,000	1,193,500
Granite Broadcasting Corp.*	200,000	40,000
Gray Television, Inc.	240,000	3,156,000
Gray Television, Inc.	64,000	789,760
Interactive Data Corp.*	154,000	3,087,700
Interep National Radio Sales, Inc., Class A*	85,000	49,300
Journal Register Co.*	216,400	3,423,448
Lakes Entertainment, Inc.*	250,000	3,682,500
Lee Enterprises, Inc.	58,500	2,428,335
Liberty Corp.	108,000	3,916,080
Liberty Media Corp., Class A*	30,000	301,200
Lin TV Corp., Class A*	205,000	3,195,950
Martha Stewart Living Omnimedia, Class A*	6,000	121,380
McClatchy Co., Class A	54,000	3,817,800
Media General, Inc., Class A	151,500	9,283,920
Meredith Corp.	1,000	47,000
Nelson (Thomas), Inc.	138,000	3,309,240
News Corp., Class A	30,000	458,400
Nexstar Broadcasting Group, Inc., Class A*	42,000	244,860
Paxson Communications Corp.*	450,000	346,500
Pegasus Communications Corp.*	50,000	436,000
Penton Media, Inc.*	302,500	72,600
Primedia, Inc.*	725,000	3,204,500
Pulitzer, Inc.	148,900	9,477,485
Rogers Communications, Inc., Class B	206,000	5,924,560
Salem Communications Corp., Class A*	75,000	1,441,500
Sinclair Broadcast Group, Inc., Class A	280,000	2,144,800
Spanish Broadcasting System, Class A*	80,000	668,000
UnitedGlobalCom, Inc., Class A*	258,809	2,316,340
Value Line, Inc.	16,000	630,400
World Wrestling Entertainment, Inc.	45,000	481,050
Young Broadcasting, Inc., Class A*	185,000	1,391,200

		95,850,818

Multiline Retail (0.7%)
Neiman-Marcus Group, Inc.,
Class A	2,000	196,640
Class B	40,000	3,888,000

		4,084,640

Specialty Retail (0.7%)
Aaron Rents, Inc., Class A	3,000	57,870
Autonation, Inc.*	40,000	730,800
Big 5 Sporting Goods Corp.	12,000	286,680
Bowlin Travel Centers, Inc.*	63,000	121,590
Cabela’s, Inc., Class A*	1,000	19,930
CSK Auto Corp.*	127,000	1,969,770
Earl Scheib, Inc.*	120,000	373,200
Gander Mountain Co.*	6,000	62,400
Pep Boys Manny, Moe & Jack	21,000	297,780

		3,920,020

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.7%)
Hartmarx Corp.*	125,000	$1,078,750
Levcor International, Inc.*	30,000	61,500
Movado Group, Inc.	60,000	964,200
Wolverine World Wide, Inc.	81,000	1,643,490

		3,747,940

Total Consumer Discretionary		183,670,659

Consumer Staples (7.0%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*	49,800	996,000
Brown-Forman Corp., Class B	7,600	421,800
Vermont Pure Holdings Ltd.*	10,000	19,000

		1,436,800

Food & Staples Retailing (1.3%)
Ingles Markets, Inc., Class A	200,000	2,586,000
Topps Co., Inc.	255,000	2,198,100
Weis Markets, Inc.	77,000	2,918,300

		7,702,400

Food Products (3.4%)
Corn Products International, Inc.	205,000	4,514,100
Del Monte Foods Co.*	75,000	782,250
Farmer Brothers Co.	25,000	547,500
Flowers Foods, Inc.	205,000	5,912,200
Griffin Land & Nurseries, Inc.*	63,000	1,575,000
Hain Celestial Group, Inc.*	30,000	532,500
JM Smucker Co.	75,000	3,721,500
John B. Sanfilippo & Son, Inc.*	2,000	44,920
Ralcorp Holdings, Inc.	55,000	2,179,100

		19,809,070

Household Products (1.4%)
Church & Dwight Co., Inc.	98,250	3,538,965
Energizer Holdings, Inc.*	18,000	1,025,460
Katy Industries, Inc.*	179,500	497,215
Oil-Dri Corp. of America	160,000	2,800,000
Spectrum Brands, Inc.*	500	18,220

		7,879,860

Personal Products (0.6%)
Elizabeth Arden, Inc.*	30,000	657,000
Revlon, Inc., Class A*	290,680	854,599
Weider Nutrition International, Inc.*	545,000	2,190,900

		3,702,499

Total Consumer Staples		40,530,629

Energy (0.3%)
Energy Equipment & Services (0.3%)
Lufkin Industries, Inc.	3,000	88,260
RPC, Inc.	40,950	595,413
W-H Energy Services, Inc.*	35,000	770,700

Total Energy		1,454,373

Financials (4.5%)
Capital Markets (0.4%)
Noel Group Liquidating Trust Units*†	15,000	—
SWS Group, Inc.	150,000	2,190,000

		2,190,000
Commercial Banks (0.3%)
First Republic Bank	36,000	1,126,440
Sterling Bancorp/New York	36,600	842,166

		1,968,606

Diversified Financial Services (1.9%)
BKF Capital Group, Inc.	76,000	2,542,960
Epoch Holding Corp.*	506,000	2,317,480
GATX Corp.	191,000	6,249,520
National Patent Development Corp.*	35,000	$96,250

		11,206,210

Insurance (1.3%)
Argonaut Group, Inc.*	122,000	2,399,740
CNA Surety Corp.*	290,000	3,810,600
Midland Co.	27,500	863,500
Phoenix Cos., Inc.	20,000	226,600

		7,300,440

Real Estate (0.2%)
Gyrodyne Co. of America, Inc.*	21,500	876,125

Thrifts & Mortgage Finance (0.4%)
Crazy Woman Creek Bancorp, Inc.‡	51,000	793,050
Flushing Financial Corp.	102,000	1,668,720

		2,461,770

Total Financials		26,003,151

Health Care (7.0%)
Biotechnology (0.5%)
Digene Corp.*	3,000	57,150
Invitrogen Corp.*	40,000	2,930,800

		2,987,950

Commercial Services & Supplies (1.3%)
Chemed Corp.	99,200	7,027,328

Health Care Equipment & Supplies (4.6%)
Align Technology, Inc.*	60,000	505,200
ArthroCare Corp.*	4,500	132,210
Biolase Technology, Inc.	20,000	131,600
Biosite, Inc.*	15,500	883,500
CNS, Inc.	20,300	381,437
Conmed Corp.*	20,000	594,400
Dentsply International, Inc.	8,000	437,280
DJ Orthopedics, Inc.*	10,000	251,500
Edwards Lifesciences Corp.*	25,000	1,101,000
Encore Medical Corp.*	12,000	50,040
Exactech, Inc.*	40,000	547,600
ICU Medical, Inc.*	39,000	1,381,770
Inamed Corp.*	60,500	3,680,820
Inverness Medical Innovations, Inc.*	80,000	1,884,800
Kensey Nash Corp.*	10,000	274,800
Lifecore Biomedical, Inc.*	10,000	123,100
Orthofix International N.V.*	10,000	470,000
Patterson Cos., Inc.*	20,000	1,011,000
Regeneration Technologies, Inc.*	35,000	321,650
Schick Technologies, Inc.*	30,000	525,300
Sybron Dental Specialties, Inc.*	295,000	10,988,750
Thermo Electron Corp.*	1,000	24,980
Thoratec Corp.*	50,000	647,500
Young Innovations, Inc.	6,000	218,340

		26,568,577

Health Care Providers & Services (0.6%)
Henry Schein, Inc.*	20,000	750,200
NWH, Inc.	1,000	14,660
OCA, Inc.*	1,000	4,060
Odyssey HealthCare, Inc.*	8,000	91,440
Owens & Minor, Inc.	50,000	1,450,500
Priority Healthcare Corp., Class B*	55,000	1,252,900

		3,563,760

Pharmaceuticals (0.0%)
Collagenex Pharmaceuticals, Inc.*	15,000	65,550

Total Health Care		40,213,165

Industrials (26.2%)
Aerospace & Defense (6.2%)
AAR Corp.*	56,000	824,880
Aviall, Inc.*	140,000	4,095,000

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Curtiss-Wright Corp., Class B	76,000	$4,120,720
Fairchild Corp., Class A*	400,000	944,000
GenCorp, Inc.	470,000	8,934,700
Kaman Corp., Class A	248,000	3,194,240
Lockheed Martin Corp.	1,000	60,950
Moog, Inc., Class A*	75,000	2,235,750
Precision Castparts Corp.	97,978	7,217,060
Sequa Corp.,
Class A*	33,000	1,707,750
Class B*	45,000	2,340,000

		35,675,050

Air Freight & Logistics (0.6%)
Park-Ohio Holdings Corp.*	235,000	3,322,900

Building Products (0.0%)
Water Pik Technologies Inc.*	4,000	75,280

Commercial Services & Supplies (2.8%)
Allied Waste Industries, Inc.*	190,000	1,518,100
GP Strategies Corp.*	35,000	269,500
Imagistics International, Inc.*	8,200	220,170
Nashua Corp.*	205,500	1,927,590
Republic Services, Inc.	102,000	3,529,200
Rollins, Inc.	420,000	8,290,800

		15,755,360

Construction & Engineering (0.1%)
Xanser Corp.*	200,000	538,000

Electrical Equipment (5.6%)
A.O. Smith Corp., Class A	11,000	298,100
Acuity Brands, Inc.	100,000	2,391,000
Ametek, Inc.	181,800	6,884,766
Baldor Electric Co.	115,000	2,863,500
C&D Technology, Inc.	10,000	70,300
Cooper Industries Ltd., Class A	33,000	2,100,780
Franklin Electric Co., Inc.	42,000	1,493,520
IntriCon Corp.*	162,000	333,720
Lamson & Sessions Co.*	155,500	1,471,030
MagneTek, Inc.*	135,000	488,700
Roper Industries, Inc.	12,000	812,040
Tech/Ops Sevcon, Inc.	65,000	360,750
Thomas & Betts Corp.*	413,000	12,852,560

		32,420,766

Industrial Conglomerates (1.3%)
Alleghany Corp.*	18,200	4,914,000
Standex International Corp.	60,000	1,572,000
Teleflex, Inc.	8,000	427,760
Tredegar Corp.	30,000	487,800

		7,401,560

Machinery (9.3%)
Ampco-Pittsburgh Corp.	61,000	746,030
Baldwin Technology Co.*	270,000	807,300
Barnes Group, Inc.	8,000	230,000
CIRCOR International, Inc.	173,300	4,126,273
Clarcor, Inc.	144,000	7,287,840
CNH Global N.V.	30,000	538,800
Crane Co.	150,000	3,840,000
CUNO, Inc.*	40,000	2,028,800
Donaldson Co., Inc.	74,000	2,201,500
Flowserve Corp.*	203,000	5,635,280
Gardner Denver, Inc.*	61,000	2,228,940
Gorman-Rupp Co.	53,750	1,075,000
Graco, Inc.	104,000	3,512,080
Idex Corp.	59,000	2,197,750
Lindsay Manufacturing Co.	35,000	653,100
Met-Pro Corp.	1,000	13,470
Navistar International Corp.*	59,000	1,742,270
Oshkosh Truck Corp.	10,000	751,500
Pentair, Inc.	25,000	994,500
Robbins & Myers, Inc.	145,000	$3,161,000
Tennant Co.	44,000	1,563,760
Thomas Industries, Inc.	68,500	2,703,695
Watts Water Technologies, Inc., Class A	183,500	5,734,375

		53,773,263

Trading Companies & Distributors (0.3%)
Huttig Building Products, Inc.*	90,000	936,000
Industrial Distribution Group, Inc.*	74,000	640,840

		1,576,840

Total Industrials		150,539,019

Information Technology (3.1%)
Aerospace & Defense (0.1%)
Titan Corp.*	25,000	448,750

Communications Equipment (0.7%)
Andrew Corp.*	110,000	1,349,700
Belden CDT, Inc.	82,000	1,503,880
Communications Systems, Inc.	100,800	1,040,256
FalconStor Software, Inc.*	30,000	170,100
Plantronics, Inc.	5,500	173,195
Stratos International, Inc.*	4,000	16,000
Sycamore Networks, Inc.*	15,000	50,400

		4,303,531

Computers & Peripherals (0.1%)
Unova, Inc.*	50,000	888,000

Electronic Equipment & Instruments (1.5%)
CTS Corp.	265,000	2,795,750
Fargo Electronics, Inc.*	28,000	406,000
Flir Systems, Inc.*	4,000	106,400
Gerber Scientific, Inc.*	160,000	1,132,800
Landauer, Inc.	27,000	1,224,450
Park Electrochemical Corp.	111,000	2,458,650
Paxar Corp.*	31,000	555,520

		8,679,570

Internet Software & Services (0.0%)
Jupitermedia Corp.*	1,500	19,065

IT Services (0.5%)
EdgewaterTechnology, Inc.*	426,000	1,801,980
Startek, Inc.	9,000	130,950
Tyler Technologies, Inc.*	120,000	693,600

		2,626,530

Semiconductors & Semiconductor Equipment (0.1%)
Monolithic System Technology, Inc.*	93,000	549,630

Software (0.1%)
Amicas, Inc.*	26,000	82,420
Ascential Software Corp.*	20,000	369,400
OpenTV Corp., Class A*	70,000	152,600

		604,420

Total Information Technology		18,119,496

Materials (8.7%)
Chemicals (5.1%)
Arch Chemicals, Inc.	2,000	51,560
Core Molding Technologies, Inc.*	400,000	2,476,000
Cytec Industries, Inc.	12,000	553,440
Ferro Corp.	148,000	2,681,760
Great Lakes Chemical Corp.	190,000	5,897,600
H.B. Fuller Co.	75,000	2,274,000
Hercules, Inc.*	351,500	4,650,345
MacDermid, Inc.	130,000	3,945,500
Material Sciences Corp.*	6,000	73,620
NewMarket Corp.*	50,000	742,500
Olin Corp.	45,000	798,300
Omnova Solutions, Inc.*	251,000	1,016,550

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Scotts Miracle-Gro Co., Class A*	5,500	$398,200
Sensient Technologies Corp.	200,000	4,002,000

		29,561,375

Containers & Packaging (3.1%)
Crown Holdings, Inc.*	15,000	225,750
Greif, Inc., Class A	137,000	9,503,690
Myers Industries, Inc.	413,000	3,968,930
Packaging Dynamics Corp.	200,000	2,736,000
Pactiv Corp.*	55,000	1,179,200

		17,613,570

Metals & Mining (0.3%)
Barrick Gold Corp.	47,000	1,049,040
GrafTech International Ltd.*	190,000	723,900
Kinross Gold Corp.*	16,000	85,600

		1,858,540

Paper & Forest Products (0.2%)
Schweitzer-Mauduit International, Inc.	40,000	1,168,800

Total Materials		50,202,285

Telecommunication Services (4.4%)
Diversified Telecommunication Services (1.4%)
Atlantic Tele-Network, Inc.	12,000	366,000
ATX Communications, Inc.*	70,001	210
Cincinnati Bell, Inc.*	790,000	3,160,000
Commonwealth Telephone Enterprises, Inc.*	72,000	3,345,120
D&E Communications, Inc.	147,049	1,223,448
Leap Wireless International, Inc.*†	110,000	—
McLeodUSA, Inc., Class A*	5,001	650

		8,095,428

Electrical Equipment (0.1%)
Alamosa Holdings, Inc.*	30,000	389,700

Wireless Telecommunication Services (2.9%)
AO VimpelCom (ADR)*	146,000	4,777,120
Centennial Communications Corp.*	100,000	1,150,000
Dobson Communications Corp.*	59,000	118,000
Nextel Partners, Inc., Class A*	78,000	1,834,560
Price Communications Corp.*	135,000	2,292,300
Rural Cellular Corp., Class A*	71,000	367,070
Triton PCS Holdings, Inc., Class A*	18,000	29,700
U.S. Cellular Corp.*	15,000	693,000
Western Wireless Corp., Class A*	135,000	5,290,650

		16,552,400

Total Telecommunication Services		25,037,528

Utilities (7.0%)
Electric Utilities (4.4%)
Allegheny Energy, Inc.*	60,000	1,466,400
CH Energy Group, Inc.	63,500	2,708,275
Duquesne Light Holdings, Inc.	405,000	7,123,950
El Paso Electric Co.*	374,400	$7,304,544
Maine & Maritimes Corp.	9,500	239,780
Otter Tail Corp.	27,000	662,580
Westar Energy, Inc.	250,000	5,725,000

		25,230,529

Gas Utilities (1.3%)
AGL Resources, Inc.	19,000	657,400
Atmos Energy Corp.	19,000	499,700
Nicor, Inc.	65,000	2,403,050
SEMCO Energy, Inc.*	50,000	262,000
Southern Union Co.*	84,945	2,033,583
Southwest Gas Corp.	72,000	1,761,840

		7,617,573

Multi-Utilities & Unregulated Power (0.7%)
Aquila, Inc.*	280,000	963,200
CMS Energy Corp.*	90,000	1,162,800
Florida Public Utilities Co.	25,332	459,776
Mirant Corp.*	50,000	18,250
Oneok, Inc.	50,000	1,443,000

		4,047,026

Water Utilities (0.6%)
SJW Corp.	90,000	3,442,500

Total Utilities		40,337,628

Total Common Stocks (100.1%) (Cost $419,161,037)		576,107,933

PREFERRED STOCKS:
Consumer Discretionary (0.7%)
Media (0.7%)
Granite Broadcasting Corp.,
12.75%, 4/1/09
(Cost $6,054,500)	9,000	4,050,000

Total Investments (100.8%) (Cost $425,215,537)		580,157,933
Other Assets Less Liabilities (-0.8%)		(4,488,018)

Net Assets (100%)		$575,669,915

*	Non-income producing.

†	Securities (totaling $0.00 or 0.0% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the six months ended April 30, 2005, were as follows:

Securities	Market Value October 31, 2004	Purchases at Cost	Sales at Cost	Market Value April 30, 2005	Dividend Income	Realized Gain
Crazy Woman Creek Bancorp, Inc.	$892,500	—	—	$793,050	$6,120	$—

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,006,477
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$39,088,290

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,323,551
Aggregate gross unrealized depreciation	(43,330,550)

Net unrealized appreciation	$149,993,001

Federal income tax cost of investments	$430,164,932

For the six months ended April 30, 2005, the Fund incurred approximately $46,454 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (0.1%)
Delphi Corp.	2,200	$7,260
Goodyear Tire & Rubber Co.*	700	8,309
Johnson Controls, Inc.	600	32,922

		48,491

Automobiles (0.4%)
Ford Motor Co.	5,900	53,749
General Motors Corp.	1,900	50,692
Harley-Davidson, Inc.	900	42,318

		146,759

Distributors (0.1%)
Genuine Parts Co.	600	25,740

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	1,700	83,096
Darden Restaurants, Inc.	500	15,000
Harrah’s Entertainment, Inc.	400	26,248
Hilton Hotels Corp.	1,300	28,379
International Game Technology	1,000	26,890
Marriott International, Inc., Class A	600	37,650
McDonald’s Corp.	4,000	117,240
Starbucks Corp.*	1,300	64,376
Starwood Hotels & Resorts Worldwide, Inc.	700	38,038
Wendy’s International, Inc.	400	17,172
Yum! Brands, Inc.	900	42,264

		496,353

Household Durables (0.5%)
Black & Decker Corp.	300	25,089
Centex Corp.	400	23,088
Fortune Brands, Inc.	500	42,290
KB Home	200	11,400
Leggett & Platt, Inc.	700	18,872
Newell Rubbermaid, Inc.	1,000	21,730
Pulte Homes, Inc.	400	28,580
Whirlpool Corp.	200	12,412

		183,461

Internet & Catalog Retail (0.3%)
eBay, Inc.*	3,800	120,574

Leisure Equipment & Products (0.2%)
Brunswick Corp.	300	12,600
Eastman Kodak Co.	900	22,500
Hasbro, Inc.	700	13,244
Mattel, Inc.	1,400	25,270

		73,614

Media (3.6%)
Clear Channel Communications, Inc.	1,700	54,298
Comcast Corp., Class A*	7,100	227,981
Gannett Co., Inc.	800	61,600
Interpublic Group of Cos., Inc.*	1,500	19,290
Knight Ridder, Inc.	300	19,410
McGraw-Hill Cos., Inc.	600	52,248
New York Times Co., Class A	500	16,680
News Corp., Class A	8,900	135,992
Omnicom Group, Inc.	100	8,290
Time Warner, Inc.*	14,700	247,107
Tribune Co.	900	34,740
Univision Communications, Inc., Class A*	800	21,032
Viacom, Inc., Class B	5,500	190,410
Walt Disney Co.	6,600	174,240

		1,263,318

Multiline Retail (1.1%)
Dollar General Corp.	800	$16,280
Family Dollar Stores, Inc.	600	16,188
Federated Department Stores, Inc.	500	28,750
J.C. Penney Co., Inc.	900	42,669
Kohl’s Corp.*	1,100	52,360
May Department Stores Co.	1,000	35,080
Nordstrom, Inc.	400	20,332
Sears Holdings Corp.*	320	43,277
Target Corp.	2,900	134,560

		389,496

Specialty Retail (2.2%)
Autonation, Inc.*	500	9,135
AutoZone, Inc.*	200	16,600
Bed Bath & Beyond, Inc.*	1,000	37,210
Best Buy Co., Inc.	1,000	50,340
Circuit City Stores, Inc.	700	11,060
Gap, Inc.	2,300	49,105
Home Depot, Inc.	7,100	251,127
Limited Brands	1,300	28,197
Lowe’s Cos., Inc.	2,500	130,275
Office Depot, Inc.*	1,100	21,538
OfficeMax, Inc.	300	9,744
RadioShack Corp.	500	12,485
Sherwin-Williams Co.	500	22,285
Staples, Inc.	2,250	42,907
Tiffany & Co.	500	15,075
TJX Cos., Inc.	1,600	36,240
Toys R US, Inc.*	500	12,675

		755,998

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	1,200	32,160
Jones Apparel Group, Inc.	500	15,225
Liz Claiborne, Inc.	400	14,172
Nike, Inc., Class B	700	53,767
V.F. Corp.	300	16,977

		132,301

Total Consumer Discretionary		3,636,105

Consumer Staples (10.2%)
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	2,500	117,175
Brown-Forman Corp., Class B	300	16,650
Coca-Cola Co.	7,200	312,768
Coca-Cola Enterprises, Inc.	1,100	22,330
Molson Coors Brewing Co.	280	17,290
Pepsi Bottling Group, Inc.	600	17,202
PepsiCo, Inc.	5,400	300,456

		803,871

Food & Staples Retailing (2.8%)
Albertson’s, Inc.	2,600	51,454
Costco Wholesale Corp.	1,500	60,870
CVS Corp.	1,300	67,054
Kroger Co.*	2,300	36,271
Safeway, Inc.*	1,500	31,935
SUPERVALU, Inc.	500	15,780
Sysco Corp.	2,100	72,660
Wal-Mart Stores, Inc.	10,800	509,112
Walgreen Co.	3,300	142,098

		987,234

Food Products (1.2%)
Archer-Daniels-Midland Co.	2,000	35,980
Campbell Soup Co.	1,100	32,714
ConAgra Foods, Inc.	1,600	42,800
General Mills, Inc.	1,200	59,280
Hershey (The) Co.	700	44,730
H.J. Heinz Co.	1,200	44,220
Kellogg Co.	1,100	49,445

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	500	$17,295
Sara Lee Corp.	2,500	53,475
Wm. Wrigley Jr. Co.	600	41,478

		421,417

Household Products (1.8%)
Clorox Co.	500	31,650
Colgate-Palmolive Co.	1,700	84,643
Kimberly-Clark Corp.	1,600	99,920
Procter & Gamble Co.	8,100	438,615

		654,828

Personal Products (0.7%)
Alberto-Culver Co.	300	13,350
Avon Products, Inc.	1,500	60,120
Gillette Co.	3,200	165,248

		238,718

Tobacco (1.4%)
Altria Group, Inc.	6,600	428,934
Reynolds American, Inc.	400	31,188
UST, Inc.	500	22,900

		483,022

Total Consumer Staples		3,589,090

Energy (8.2%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	1,100	48,532
BJ Services Co.	500	24,375
Halliburton Co.	1,600	66,544
Nabors Industries Ltd.*	500	26,935
National Oilwell Varco, Inc.*	600	23,844
Noble Corp.	400	20,360
Rowan Cos., Inc.	200	5,306
Schlumberger Ltd.	1,900	129,979
Transocean, Inc.*	1,000	46,370

		392,245

Oil & Gas (7.1%)
Amerada Hess Corp.	300	28,095
Anadarko Petroleum Corp.	800	58,432
Apache Corp.	1,000	56,290
Ashland, Inc.	200	13,448
Burlington Resources, Inc.	1,300	63,193
ChevronTexaco Corp.	6,700	348,400
ConocoPhillips	2,200	230,670
Devon Energy Corp.	1,600	72,272
El Paso Corp.	2,000	19,980
EOG Resources, Inc.	800	38,040
Exxon Mobil Corp.	20,400	1,163,412
Kerr-McGee Corp.	500	38,800
Kinder Morgan, Inc.	300	22,938
Marathon Oil Corp.	1,100	51,227
Occidental Petroleum Corp.	1,300	89,700
Sunoco, Inc.	200	19,852
Unocal Corp.	900	49,095
Valero Energy Corp.	800	54,824
Williams Cos., Inc.	1,700	28,934
XTO Energy, Inc.	1,000	30,170

		2,477,772

Total Energy		2,870,017

Financials (19.4%)
Capital Markets (2.6%)
Bank of New York Co., Inc.	2,500	69,850
Bear Stearns Cos., Inc.	300	28,398
Charles Schwab Corp.	3,700	38,295
E*Trade Financial Corp.*	1,300	14,443
Franklin Resources, Inc.	600	41,208
Goldman Sachs Group, Inc.	1,400	149,506
Janus Capital Group, Inc.	900	$11,691
Lehman Brothers Holdings, Inc.	900	82,548
Mellon Financial Corp.	1,300	35,997
Merrill Lynch & Co., Inc.	3,000	161,790
Morgan Stanley	3,600	189,432
Northern Trust Corp.	700	31,521
State Street Corp.	1,100	50,853
T. Rowe Price Group, Inc.	400	22,068

		927,600

Commercial Banks (5.7%)
AmSouth Bancorp	1,200	31,584
Bank of America Corp.	12,900	581,016
BB&T Corp.	1,800	70,578
Comerica, Inc.	600	34,356
Compass Bancshares, Inc.	400	17,208
Fifth Third Bancorp	1,700	73,950
Huntington Bancshares, Inc./Ohio	900	21,159
KeyCorp	1,300	43,108
M&T Bank Corp.	300	31,035
Marshall & Ilsley Corp.	700	29,848
National City Corp.	2,000	67,920
North Fork Bancorp, Inc.	1,550	43,633
PNC Financial Services Group, Inc.	900	47,907
Regions Financial Corp.	1,400	46,886
SunTrust Banks, Inc.	1,100	80,113
Synovus Financial Corp.	1,100	30,833
U.S. Bancorp	6,000	167,400
Wachovia Corp.	5,079	259,943
Wells Fargo & Co.	5,400	323,676
Zions Bancorp	300	21,009

		2,023,162

Consumer Finance (1.2%)
American Express Co.	3,800	200,260
Capital One Financial Corp.	800	56,712
MBNA Corp.	4,100	80,975
Providian Financial Corp.*	1,000	16,670
SLM Corp.	1,400	66,696

		421,313

Diversified Financial Services (3.7%)
CIT Group, Inc.	700	28,196
Citigroup, Inc.	16,700	784,232
JPMorgan Chase & Co.	11,316	401,605
Moody’s Corp.	400	32,856
Principal Financial Group	1,000	39,080

		1,285,969

Insurance (3.9%)
ACE Ltd.	900	38,664
Aflac, Inc.	1,600	65,040
Allstate Corp.	2,200	123,552
Ambac Financial Group, Inc.	300	20,055
American International Group, Inc.	8,300	422,055
Aon Corp.	1,100	22,935
Chubb Corp.	600	49,068
Cincinnati Financial Corp.	430	17,303
Hartford Financial Services Group, Inc.	900	65,133
Jefferson-Pilot Corp.	400	20,084
Lincoln National Corp.	600	26,982
Loews Corp.	500	35,440
Marsh & McLennan Cos., Inc.	1,600	44,848
MBIA, Inc.	500	26,190
MetLife, Inc.	2,400	93,360
Progressive Corp.	600	54,762
Prudential Financial, Inc.	1,700	97,155
Safeco Corp.	400	21,068
St. Paul Travelers Cos., Inc.	2,200	78,760
Torchmark Corp.	300	16,029

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
UnumProvident Corp.	1,100	$18,392
XL Capital Ltd., Class A	400	28,120

		1,384,995

Real Estate (0.6%)
Archstone-Smith Trust (REIT)	700	25,179
Equity Office Properties Trust (REIT)	1,400	44,058
Equity Residential Properties Trust (REIT)	1,000	34,350
Plum Creek Timber Co., Inc. (REIT)	600	20,724
Prologis Trust (REIT)	700	27,713
Simon Property Group, Inc. (REIT)	700	46,249

		198,273

Thrifts & Mortgage Finance (1.7%)
Countrywide Financial Corp.	1,900	68,761
Fannie Mae	3,100	167,245
Freddie Mac	2,200	135,344
Golden West Financial Corp.	900	56,097
MGIC Investment Corp.	300	17,700
Sovereign Bancorp, Inc.	1,200	24,684
Washington Mutual, Inc.	2,800	115,696

		585,527

Total Financials		6,826,839

Health Care (13.2%)
Biotechnology (1.2%)
Amgen, Inc.*	4,000	232,840
Applera Corp.- Applied Biosystems Group	700	14,840
Biogen Idec, Inc.*	1,100	39,864
Chiron Corp.*	500	17,075
Genzyme Corp.*	800	46,888
Gilead Sciences, Inc.*	1,300	48,230
MedImmune, Inc.*	900	22,833

		422,570

Health Care Equipment & Supplies (2.2%)
Bard (C.R.), Inc.	300	21,351
Bausch & Lomb, Inc.	200	15,000
Baxter International, Inc.	1,900	70,490
Becton, Dickinson & Co.	800	46,816
Biomet, Inc.	800	30,952
Boston Scientific Corp.*	2,500	73,950
Fisher Scientific International, Inc.*	400	23,752
Guidant Corp.	1,000	74,080
Hospira, Inc.*	500	16,775
Medtronic, Inc.	3,900	205,530
Millipore Corp.*	100	4,822
PerkinElmer, Inc.	500	9,250
St. Jude Medical, Inc.*	1,200	46,836
Stryker Corp.	1,100	53,405
Thermo Electron Corp.*	600	14,988
Waters Corp.*	400	15,852
Zimmer Holdings, Inc.*	800	65,136

		788,985

Health Care Providers & Services (2.5%)
Aetna, Inc.	900	66,033
AmerisourceBergen Corp.	400	24,512
Cardinal Health, Inc.	1,400	77,798
Caremark Rx, Inc.*	1,500	60,075
CIGNA Corp.	400	36,792
Express Scripts, Inc.*	200	17,928
HCA, Inc.	1,300	72,592
Health Management Associates, Inc., Class A	900	22,257
Humana, Inc.*	400	13,860
IMS Health, Inc.	800	19,184
Laboratory Corp. of America Holdings*	500	$24,750
Manor Care, Inc.	200	6,670
McKesson Corp.	1,000	37,000
Medco Health Solutions, Inc.*	900	45,873
Quest Diagnostics, Inc.	300	31,740
Tenet Healthcare Corp.*	1,700	20,349
UnitedHealth Group, Inc.	2,000	189,020
WellPoint, Inc.*	900	114,975

		881,408

Pharmaceuticals (7.3%)
Abbott Laboratories	5,000	245,800
Allergan, Inc.	400	28,156
Bristol-Myers Squibb Co.	6,200	161,200
Eli Lilly & Co.	3,600	210,492
Forest Laboratories, Inc.*	1,200	42,816
Johnson & Johnson	9,500	651,985
King Pharmaceuticals, Inc.*	900	7,200
Merck & Co., Inc.	7,000	237,300
Mylan Laboratories, Inc.	900	14,850
Pfizer, Inc.	23,800	646,646
Schering-Plough Corp.	4,700	98,089
Watson Pharmaceuticals, Inc.*	400	12,000
Wyeth	4,300	193,242

		2,549,776

Total Health Care		4,642,739

Industrials (11.4%)
Aerospace & Defense (2.2%)
Boeing Co.	2,700	160,704
General Dynamics Corp.	600	63,030
Goodrich Corp.	400	16,120
Honeywell International, Inc.	2,800	100,128
L-3 Communications Holdings, Inc.	400	28,388
Lockheed Martin Corp.	1,300	79,235
Northrop Grumman Corp.	1,200	65,808
Raytheon Co.	1,500	56,415
Rockwell Collins, Inc.	600	27,528
United Technologies Corp.	1,600	162,752

		760,108

Air Freight & Logistics (1.0%)
FedEx Corp.	1,000	84,950
Ryder System, Inc.	200	7,386
United Parcel Service, Inc., Class B	3,600	256,716

		349,052

Airlines (0.1%)
Southwest Airlines Co.	2,400	35,712

Building Products (0.2%)
American Standard Cos., Inc.	600	26,826
Masco Corp.	1,500	47,235

		74,061

Commercial Services & Supplies (0.9%)
Allied Waste Industries, Inc.*	1,100	8,789
Apollo Group, Inc., Class A*	500	36,060
Avery Dennison Corp.	400	20,940
Cendant Corp.	3,300	65,703
Cintas Corp.	400	15,436
Equifax, Inc.	500	16,825
H&R Block, Inc.	500	24,905
Monster Worldwide, Inc.*	400	9,204
Pitney Bowes, Inc.	700	31,304
R.R. Donnelley & Sons Co. (New York Exchange).	800	26,328
Robert Half International, Inc.	600	14,892
Waste Management, Inc.	1,800	51,282

		321,668

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.0%)
Fluor Corp.	300	$15,468

Electrical Equipment (0.4%)
American Power Conversion Corp.	400	9,704
Cooper Industries Ltd., Class A	300	19,098
Emerson Electric Co.	1,300	81,471
Rockwell Automation, Inc.	600	27,738

		138,011

Industrial Conglomerates (4.7%)
3M Co.	2,500	191,175
General Electric Co.	33,800	1,223,560
Textron, Inc.	400	30,140
Tyco International Ltd.	6,500	203,515

		1,648,390

Machinery (1.4%)
Caterpillar, Inc.	1,100	96,855
Cummins, Inc.	100	6,800
Danaher Corp.	900	45,567
Deere & Co.	800	50,032
Dover Corp.	700	25,452
Eaton Corp.	500	29,350
Illinois Tool Works, Inc.	900	75,438
Ingersoll-Rand Co., Class A	500	38,435
ITT Industries, Inc.	300	27,138
Navistar International Corp.*	300	8,859
PACCAR, Inc.	600	40,740
Pall Corp.	500	13,415
Parker-Hannifin Corp.	400	23,976

		482,057

Road & Rail (0.5%)
Burlington Northern Santa Fe Corp.	1,200	57,900
CSX Corp.	700	28,091
Norfolk Southern Corp.	1,300	40,820
Union Pacific Corp.	800	51,144

		177,955

Trading Companies & Distributors (0.0%)
Grainger (W.W.), Inc.	300	16,587

Total Industrials		4,019,069

Information Technology (14.3%)
Communications Equipment (2.4%)
ADC Telecommunications, Inc.*	2,900	6,583
Andrew Corp.*	600	7,362
Avaya, Inc.*	1,500	13,020
CIENA Corp.*	2,100	4,830
Cisco Systems, Inc.*	20,800	359,424
Comverse Technology, Inc.*	700	15,953
Corning, Inc.*.	4,400	60,500
JDS Uniphase Corp.*	5,000	7,400
Lucent Technologies, Inc.*	13,600	33,048
Motorola, Inc.	7,800	119,652
QUALCOMM, Inc.	5,200	181,428
Scientific-Atlanta, Inc.	500	15,290
Tellabs, Inc.*	1,600	12,416

		836,906

Computers & Peripherals (3.4%)
Apple Computer, Inc.*	2,600	93,756
Dell, Inc.*	7,800	271,674
EMC Corp.*	7,600	99,712
Gateway, Inc.*	1,400	4,774
Hewlett-Packard Co.	9,400	192,418
International Business Machines Corp.	5,200	397,176
Lexmark International, Inc., Class A*	400	27,780
NCR Corp.*	600	19,800
Network Appliance, Inc.*	1,200	$31,956
QLogic Corp.*	300	9,972
Sun Microsystems, Inc.*	10,500	38,115

		1,187,133

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	1,300	26,975
Jabil Circuit, Inc.*	500	13,800
Molex, Inc.	400	10,164
Sanmina-SCI Corp.*	1,800	7,218
Solectron Corp.*	3,300	10,890
Symbol Technologies, Inc.	800	10,696
Tektronix, Inc.	300	6,498

		86,241

Internet Software & Services (0.4%)
Yahoo!, Inc.*	4,200	144,942

IT Services (1.0%)
Affiliated Computer Services, Inc., Class A*	400	19,068
Automatic Data Processing, Inc.	1,900	82,536
Computer Sciences Corp.*	600	26,088
Electronic Data Systems Corp.	1,700	32,895
First Data Corp.	2,500	95,075
Fiserv, Inc.*	600	25,380
Paychex, Inc.	1,200	36,720
Sabre Holdings Corp., Class A	500	9,780
Sungard Data Systems, Inc.*	800	26,720
Unisys Corp.*	1,200	7,788

		362,050

Office Electronics (0.1%)
Xerox Corp.*	3,000	39,750

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	1,300	18,499
Altera Corp.*	1,100	22,803
Analog Devices, Inc.	1,200	40,932
Applied Materials, Inc.*	5,200	77,324
Broadcom Corp., Class A*	900	26,919
Freescale Semiconductor, Inc., Class B*	1,283	24,197
Intel Corp.	20,000	470,400
KLA-Tencor Corp.	600	23,412
Linear Technology Corp.	1,000	35,740
LSI Logic Corp.*	1,400	7,504
Maxim Integrated Products, Inc.	1,000	37,400
Micron Technology, Inc.*	2,100	20,391
National Semiconductor Corp.	1,200	22,896
Novellus Systems, Inc.*	500	11,715
NVIDIA Corp.*	600	13,164
PMC-Sierra, Inc.*	700	5,642
Teradyne, Inc.*	700	7,714
Texas Instruments, Inc.	5,500	137,280
Xilinx, Inc.	1,100	29,634

		1,033,566

Software (3.8%)
Adobe Systems, Inc.	800	47,576
Autodesk, Inc.	700	22,281
BMC Software, Inc.*	800	12,960
Citrix Systems, Inc.*	600	13,500
Computer Associates International, Inc.	1,800	48,420
Compuware Corp.*	1,400	8,330
Electronic Arts, Inc.*	1,000	53,390
Intuit, Inc.*	600	24,180
Mercury Interactive Corp.*	300	12,399
Microsoft Corp.	32,300	817,190
Novell, Inc.*	1,300	7,683
Oracle Corp.*	14,500	167,620

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Siebel Systems, Inc.*	1,800	$16,200
Symantec Corp.*	2,100	39,438
VERITAS Software Corp.*	1,400	28,826

		1,319,993

Total Information Technology		5,010,581

Materials (2.9%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	800	46,984
Dow Chemical Co.	3,000	137,790
DuPont (E.I.) de Nemours & Co.	3,200	150,752
Eastman Chemical Co.	300	16,200
Ecolab, Inc.	700	22,897
International Flavors & Fragrances, Inc.	300	11,370
Monsanto Co.	800	46,896
PPG Industries, Inc.	600	40,530
Praxair, Inc.	1,100	51,513
Rohm & Haas Co.	700	30,562
Sigma-Aldrich Corp.	100	5,843

		561,337

Construction Materials (0.0%)
Vulcan Materials Co.	400	21,216

Containers & Packaging (0.1%)
Ball Corp.	400	15,800
Sealed Air Corp.*	300	14,532
Temple-Inland, Inc.	400	13,500

		43,832

Metals & Mining (0.7%)
Alcoa, Inc.	2,800	81,256
Allegheny Technologies, Inc.	400	8,960
Freeport-McMoRan Copper & Gold, Inc., Class B	600	20,796
Newmont Mining Corp.	1,400	53,158
Nucor Corp.	500	25,550
Phelps Dodge Corp.	300	25,755
United States Steel Corp.	400	17,104

		232,579

Paper & Forest Products (0.5%)
Georgia-Pacific Corp.	900	30,843
International Paper Co.	1,500	51,435
Louisiana-Pacific Corp.	400	9,840
MeadWestvaco Corp.	600	17,670
Weyerhaeuser Co.	800	54,888

		164,676

Total Materials		1,023,640

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.8%)
ALLTEL Corp.	1,000	56,960
AT&T Corp.	2,400	45,912
BellSouth Corp.	5,900	156,291
CenturyTel, Inc.	500	15,345
Citizens Communications Co.	1,200	15,300
Qwest Communications International, Inc.*	6,200	21,204
SBC Communications, Inc .	10,400	247,520
Sprint Corp.	4,800	106,848
Verizon Communications, Inc.	8,800	315,040

		980,420

Wireless Telecommunication Services (0.3%)
Nextel Communications, Inc., Class A*	3,600	100,764

Total Telecommunication Services		1,081,184

Utilities (3.2%)
Electric Utilities (2.2%)
Allegheny Energy, Inc.*	500	$12,220
Ameren Corp.	600	31,020
American Electric Power Co., Inc.	1,300	45,786
CenterPoint Energy, Inc.	1,200	14,208
Cinergy Corp.	600	23,760
Consolidated Edison, Inc.	800	34,624
DTE Energy Co.	600	27,570
Edison International, Inc.	1,100	39,930
Entergy Corp.	700	51,310
Exelon Corp.	2,100	103,950
FirstEnergy Corp.	1,100	47,872
FPL Group, Inc.	1,200	48,984
PG&E Corp	1,200	41,664
Pinnacle West Capital Corp.	300	12,570
PPL Corp.	600	32,556
Progress Energy, Inc.	800	33,592
Southern Co.	2,400	79,080
TXU Corp.	700	60,053
Xcel Energy, Inc.	1,400	24,052

		764,801

Gas Utilities (0.1%)
KeySpan Corp.	600	22,758
NiSource, Inc.	1,000	23,240

		45,998

Multi-Utilities & Unregulated Power (0.9%)
AES Corp.*	2,200	35,376
Calpine Corp.*	2,000	3,580
Constellation Energy Group, Inc.	600	31,536
Dominion Resources, Inc.	1,100	82,940
Duke Energy Corp.	2,900	84,651
Public Service Enterprise Group, Inc.	800	46,480
Sempra Energy	800	32,304

		316,867

Total Utilities		1,127,666

Total Common Stocks (96.2%) (Cost $31,084,058)		33,826,930

	Principal Amount
LONG-TERM DEBT SECURITIES:
Government Security (3.1%)
U.S. Government Security (3.1%)
U.S. Treasury Notes
5.500%, 5/15/09
(Cost $1,155,938)	$1,048,000	1,114,073

SHORT-TERM DEBT SECURITIES:
Time Deposit (0.6%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $202,251)	202,251	202,251

Total Investments (99.9%) (Cost/Amortized Cost $32,442,247)		35,143,254
Other Assets Less Liabilities (0.1%)		18,036

Net Assets (100%)		$35,161,290

*	Non-income producing.

Glossary:

REIT — Real Estate Investment Trust

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,337,285
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,304,734

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,771,418
Aggregate gross unrealized depreciation	(2,849,499)

Net unrealized appreciation	$1,921,919

Federal income tax cost of investments	$33,221,335

For the six months ended April 30, 2005, the Fund incurred approximately $488 as brokerage commissions with UBS AG, an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Alabama (3.5%)
Mobile Water & Sewer Commissioners
5.250%, 1/1/18	$1,000,000	$1,080,880

Arizona (3.6%)
Salt River Projects Agricultural Improvement & Power District
6.000%, 1/1/09	1,000,000	1,104,620

California (9.0%)
Hacienda La Puente Unified School District,
Series B
5.250%, 8/1/23	1,500,000	1,637,055
Riverside Community College District,
Series A
5.500%, 8/1/29	1,000,000	1,114,060

		2,751,115

Colorado (5.9%)
Colorado Department of Transportation
6.000%, 6/15/15	1,000,000	1,140,400
Colorado Health Facilities Authority
5.500%, 9/1/16	600,000	656,838

		1,797,238

Florida (10.7%)
Coral Gables Health Facilities Authority
5.250%, 8/15/24	1,000,000	1,086,360
Miami-Dade County Expressway Authority,
Series B
5.250%, 7/1/26	1,000,000	1,083,840
Tampa Water & Sewer,
Series A
5.250%, 10/1/19	1,000,000	1,094,990

		3,265,190

Illinois (9.8%)
Chicago Skyway Toll Bridge
5.500%, 1/1/31	1,000,000	1,128,700
Cook County, Illinois,
Series A
5.125%, 11/15/26	1,000,000	1,047,190
Metropolitan Pier & Exposition Authority
5.250%, 12/15/28	800,000	839,408

		3,015,298

Louisiana (3.6%)
Jefferson Parish Drain Sale
5.000%, 11/1/10	1,000,000	1,089,990

Michigan (6.1%)
Grand Rapids & Kent County Joint Building Authority
5.250%, 12/1/11	500,000	556,570
Michigan Municipal Bond Authority
5.750%, 10/1/16	1,000,000	1,119,300
University of Michigan
2.850%, 12/1/19 (l)	200,000	200,000

		1,875,870

Missouri (3.8%)
Missouri State Health & Educational Facilities Authority
05.500%, 10/1/15	1,000,000	1,150,550

Nevada (7.7%)
Clark County School District,
5.500%, 6/15/13	1,300,000	1,475,344
Series A
7.000%, 6/1/11	$750,000	$894,772

		2,370,116

New York (3.6%)
New York State Dormitory Authority
5.250%, 7/1/30	1,000,000	1,104,230

Ohio (3.4%)
Hamilton County, Ohio Sales Tax
5.000%, 12/1/27	1,000,000	1,051,730

Pennsylvania (1.7%)
City of Erie,
Series E
5.125%, 11/15/17	500,000	536,795

Puerto Rico (1.8%)
Puerto Rico Electric Power Authority
5.000%, 7/1/17	500,000	562,115

South Carolina (4.4%)
South Carolina State Public Service Authority,
Series A
5.750%, 1/1/15	1,200,000	1,337,328

Tennessee (2.1%)
Dickson County
5.000%, 3/1/17	600,000	653,406

Texas (8.9%)
Harris County Health Facilities Development Corp.
Series A
5.750%, 7/1/14	1,000,000	1,105,620
Houston Utilities System Revenue
5.250%, 5/15/25	1,500,000	1,611,495

		2,717,115

Virginia (3.5%)
Fairfax County Economic Development Authority
5.000%, 4/1/22	1,000,000	1,068,870

Washington (5.4%)
Washington State
6.400%, 6/1/17	500,000	605,995
Series B
5.000%, 1/1/27	1,000,000	1,044,220

		1,650,215

Total Long-Term Debt Securities (98.5%) (Cost $28,089,084)		30,182,671

SHORT-TERM DEBT SECURITIES:
Time Deposit (0.0%)
JPMorgan Chase Nassau,
2.39%, 5/2/05
(Amortized Cost $260)	260	260

Total Investments (98.5%) (Cost/Amortized Cost $ 28,089,344)		30,182,931
Other Assets Less Liabilities (1.5%)		449,585

Net Assets (100%)		$30,632,516

(l)	Floating rate security. Rate disclosed is as of April 30, 2005.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,161,320
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,442,990

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,093,587
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$2,093,587

Federal income tax cost of investments	$28,089,344

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.5%)
Internet & Catalog Retail (11.1%)
eBay, Inc.*	51,700	$1,640,441
Netflix, Inc.*	193,800	2,240,328
Shanda Interactive Entertainment Ltd. (ADR)*	78,700	2,531,779

		6,412,548

Media (6.4%)
Harris Interactive, Inc.*	206,750	860,080
Sirius Satellite Radio, Inc.*	222,600	1,059,576
XM Satellite Radio Holdings, Inc., Class A*	62,900	1,744,846

		3,664,502

Total Consumer Discretionary		10,077,050

Industrials (5.2%)
Commercial Services & Supplies (1.4%)
Monster Worldwide, Inc.*	36,100	830,661

Electrical Equipment (3.8%)
Evergreen Solar, Inc.*	120,500	658,533
Hydrogenics Corp.*	107,000	401,250
Plug Power, Inc.*	203,000	1,126,650

		2,186,433

Total Industrials		3,017,094

Information Technology (72.2%)
Communications Equipment (11.2%)
Arris Group, Inc.*	270,100	2,050,059
Cisco Systems, Inc.*	37,000	639,360
Corning, Inc.*	104,400	1,435,500
Nokia OYJ (ADR)	39,300	628,014
QUALCOMM, Inc.	17,400	607,086
Research In Motion Ltd.*	17,250	1,111,072

		6,471,091

Computers & Peripherals (16.0%)
Apple Computer, Inc.*	64,400	2,322,264
Applied Films Corp.*	54,100	1,293,531
Dell, Inc.*	44,950	1,565,609
EMC Corp.*	50,400	661,248
PalmOne, Inc.*	101,150	2,167,644
Western Digital Corp.*	96,300	1,222,047

		9,232,343

Electronic Equipment & Instruments (5.3%)
Flextronics International Ltd.*	164,500	1,834,175
Mechanical Technology, Inc.*	151,400	658,590
Symbol Technologies, Inc.	42,800	572,236

		3,065,001

Internet Software & Services (10.0%)
Akamai Technologies, Inc.*	46,550	549,756
aQuantive, Inc.*	85,300	946,830
Netease.com (ADR)*	52,700	2,602,853
Yahoo!, Inc.*	47,600	1,642,676

		5,742,115

IT Services (2.8%)
Global Payments, Inc.	25,100	1,625,476

Semiconductors & Semiconductor Equipment (11.4%)
Cypress Semiconductor Corp.*	46,000	551,540
Intel Corp.	80,000	1,881,600
International Rectifier Corp.*	13,600	578,544
Microsemi Corp.*	77,800	1,316,376
Sirf Technology Holdings, Inc.*	55,600	634,396
Teradyne, Inc.*	45,600	502,512
Xilinx, Inc.	42,000	1,131,480

		6,596,448

Software (15.5%)
Cognos, Inc.*	14,350	$543,004
Hyperion Solutions Corp.*	15,050	612,083
Microsoft Corp.	111,300	2,815,890
Oracle Corp.*	220,300	2,546,668
Symantec Corp.*	60,800	1,141,824
TIBCO Software, Inc.*	177,000	1,263,780

		8,923,249

Total Information Technology		41,655,723

Telecommunication Services (4.0%)
Wireless Telecommunication Services (4.0%)
Nextel Partners, Inc., Class A*	96,450	2,268,504

Total Telecommunication Services		2,268,504

Total Common Stocks (98.9%) (Cost $57,473,137)		57,018,371

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.3%)
JPMorgan Chase Nassau
2.39%, 5/2/05
(Amortized Cost $754,295)	$754,295	754,295

Total Investments (100.2%) (Cost/Amortized Cost $58,227,432)		57,772,666
Other Assets Less Liabilities (-0.2%)		(86,793)

Net Assets (100%)		$57,685,873

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$84,961,762
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$95,903,418

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,225,524
Aggregate gross unrealized depreciation	(5,124,380)

Net unrealized depreciation	$(898,856)

Federal income tax cost of investments	$58,671,522

For the six months ended April 30, 2005, the Fund incurred approximately $71,598 as brokerage commissions with Fred Alger, and $11,409 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

The Fund has a net capital loss carryforward of $271,944,005 of which $17,383,905 expires in the year 2008, $206,262,599 expires in the year 2009, $48,249,389 expires in the year 2010, and $48,112 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.9%)
Asset-Backed Securities (0.8%)
Amortizing Residential Collateral Trust,
Series 02-BC4 A
3.310%, 7/25/32 (1)	$16,111	$16,150
Bank One Issuance Trust,
Series 02-A2 A2
4.160%, 1/15/08	75,000	75,033
Bear Stearns Asset Backed Securities, Inc.,
Series 01-3 A2
3.420%, 10/27/32 (1)	59,040	59,291
Carrington Mortgage Loan Trust,
Series 04-NC1 A2A
3.130%, 5/25/34 (1)	13,480	13,480
Centex Home Equity,
Series 04-A AV2
3.300%, 1/25/34 (1)	74,743	74,793
Chase Funding Loan Acquisition Trust,
Series 01-FF1 A2
3.260%, 4/25/31 (1)	31,091	31,099
Credit Suisse First Boston Mortgage Securities Corp.,
Series 02-P3 A
2.744%, 8/25/33 †(1)	209,432	210,413
First Alliance Mortgage Loan Trust,
Series 99-4 A2
3.370%, 3/20/31 (1)	16,624	16,629
GMAC Mortgage Corp. Loan Trust,
Series 99-HLTV A1
3.360%, 11/18/25 (1)	14,376	14,392
Merrill Lynch Mortgage Investors, Inc.,
Series 02-AFC1 AV1
3.220%, 4/25/31 (1)	8,523	8,640
Morgan Stanley ABS Capital I,
Series 03-HE2 A2
3.360%, 8/25/33 (1)	92,367	92,516
Quest Trust,
Series 04-X2 A1
3.580%, 6/25/34 §(1)	101,668	101,952

		714,388

Non-Agency CMO (3.1%)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.937%, 6/25/31 (1)	5,661	5,698
Series 02-5 6A
5.937%, 6/25/32 (1)	10,595	10,668
Series 03-8 1A1
4.254%, 1/25/34 (1)	289,820	288,087
Series 03-8 2A1
4.877%, 1/25/34 (1)	103,951	102,737
Series 03-8 4A1
4.725%, 1/25/34 (1)	157,071	154,281
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32	22,926	22,896
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-30 M
3.886%, 10/19/32 (1)	76,405	70,643
Series 04-7 5A2
3.290%, 5/25/34 (1)	27,725	27,614
Credit-Based Asset Servicing and Securitization,
Series 02-CB1 A2A
3.360%, 8/25/29 (1)	7,018	7,022
Series 02-CB6 2A1
3.520%, 1/25/33 (1)	$3,783	$3,784
First Horizon Asset Securities, Inc.,
Series 00-H 1A
7.000%, 9/25/30	5,184	5,172
Sequoia Mortgage Trust,
Series 10-2A1
3.370%, 10/20/27 (1)	316,099	316,881
Structured Asset Securities Corp.,
Series 01-3A 1A1
3.500%, 3/25/31 (1)	3,264	3,303
Series 01-21A 1A1
6.250%, 1/25/32 (1)	24,300	24,921
Series 02-HF1 A
3.310%, 1/25/33 (1)	16,575	16,638
Washington Mutual, Inc.,
Series 03-R1 A1
3.290%, 12/25/27 (1)	1,330,417	1,327,706
Series 02-AR10 A6
4.816%, 10/25/32 (1)	21,480	21,343
Series 02-AR2 A
3.567%, 2/27/34 (1)	54,267	54,567
Series 00-3A
3.522%, 12/25/40 (1)	236,684	236,263

		2,700,224

Total Asset-Backed and Mortgage-Backed Securities		3,414,612

Consumer Discretionary (2.0%)
Auto Components (0.4%)
Delphi Corp.
6.500%, 8/15/13	300,000	219,000
Dura Operating Corp.
8.625%, 4/15/12	100,000	85,000

		304,000

Automobiles (1.2%)
DaimlerChrysler NA Holdings Corp.
3.200%, 3/7/07 (1)	500,000	495,039
3.450%, 9/10/07 (1)	150,000	148,492
6.500%, 11/15/13	170,000	173,560
Ford Motor Credit Co.
6.875%, 2/1/06	100,000	101,152
General Motors Corp.
8.375%, 7/15/33	175,000	133,207

		1,051,450

Hotels, Restaurants & Leisure (0.1%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	100,000	109,625

Media (0.3%)
CSC Holdings, Inc.
8.125%, 7/15/09	100,000	102,500
7.625%, 4/1/11	50,000	50,750
Time Warner, Inc.
6.875%, 5/1/12	100,000	111,366

		264,616

Total Consumer Discretionary		1,729,691

Consumer Staples (0.4%)
Food & Staples Retailing (0.2%)
Delhaize America, Inc.
7.375%, 4/15/06	150,000	153,981

Food Products (0.2%)
H.J. Heinz Co.
6.189%, 12/1/05 (b)	200,000	202,598

Total Consumer Staples		356,579

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Energy (1.0%)
Oil & Gas (1.0%)
Amerada Hess Corp.
6.650%, 8/15/11		$200,000	$215,043
El Paso Corp.
7.750%, 1/15/32		65,000	59,800
El Paso Natural Gas Co.
8.375%, 6/15/32		300,000	340,977
Pemex Project Funding Master Trust
8.000%, 11/15/11		50,000	55,650
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §		73,128	71,657
Vintage Petroleum, Inc.
7.875%, 5/15/11		100,000	104,000

Total Energy			847,127

Financials (3.8%)
Commercial Banks (1.4%)
HSBC Bank USA N.A.
4.625%, 4/1/14		60,000	58,734
HSBC Capital Funding LP
10.176%, 12/29/49 §(1)		150,000	234,366
HSBC Holdings plc
5.375%, 12/20/12	EUR	180,000	260,351
Landwirtschaftliche Rentenbank
0.650%, 9/30/08	JPY	27,000,000	260,905
Rabobank Capital Funding II
5.260%, 12/31/49 §(1)		$160,000	161,187
Rabobank Capital Funding Trust III
5.254%, 12/31/49 §(1)		180,000	180,010

			1,155,553

Consumer Finance (1.2%)
General Motors Acceptance Corp.
4.395%, 10/20/05 (1)		940,000	937,967
6.750%, 1/15/06		30,000	30,222
6.125%, 9/15/06		100,000	99,404

			1,067,593

Diversified Financial Services (0.7%)
CIT Group, Inc.
7.750%, 4/2/12		250,000	291,516
Eircom Funding
8.250%, 8/15/13		100,000	108,000
Principal Life Global Funding I
3.470%, 4/19/06 §(1)		220,000	220,717

			620,233

Insurance (0.5%)
Metropolitan Life Global Funding I
2.960%, 5/22/06 §(1)		160,000	159,976
Protective Life U.S. Funding Trust
3.190%, 9/26/05 §†(1)		40,000	39,938
Prudential Financial, Inc.
4.104%, 11/15/06 (e)		122,000	122,751
Travelers Property Casualty Corp.
5.000%, 3/15/13		130,000	130,608

			453,273

Total Financials			3,296,652

Government Securities (76.4%)
Agency CMO (1.8%)
Federal Home Loan Mortgage Corp.
6.000%, 12/15/07		6,405	6,413
6.250%, 8/25/22		5,556	5,548
6.500%, 3/15/29		18,522	18,773
6.500%, 4/15/29		234,430	244,453
3.304%, 12/15/29 (1)		13,788	13,830
6.500%, 7/25/43		$63,757	$66,128
Federal National Mortgage Association
3.000%, 8/25/09		100,000	99,471
Government National Mortgage Association
6.500%, 6/20/32		119,514	126,477
Small Business Administration Participation Certificates
5.130%, 9/1/23		92,096	93,561
4.340%, 3/1/24		460,509	447,109
Series 05-20B 1
4.625%, 2/1/25		500,000	491,931

			1,613,694

Asset Backed Securities (0.4%)
SLM Student Loan Trust,
Series 05-2 A1
3.141%, 4/25/10 (l)		343,192	343,137

Foreign Governments (11.0%)
Federative Republic of Brazil
4.250%, 4/15/06 (l)		152,000	152,274
11.500%, 3/12/08		392,000	443,940
4.313%, 4/15/09 (l)		148,245	145,280
8.840%, 6/29/09 (l)		250,000	284,862
4.313%, 4/15/12 (l)		135,061	126,363
8.000%, 4/15/14		158,324	157,137
12.250%, 3/6/30		225,000	279,562
11.000%, 8/17/40		200,000	227,190
Government of Ecuador
8.000%, 8/15/30 (e)		900,000	720,000
Government of France
4.000%, 4/25/55	EUR	300,000	387,711
Hong Kong Government International Bond
5.125%, 8/1/14 §		$350,000	357,257
Republic of Italy
3.750%, 6/8/05	JPY	14,000,000	133,927
3.800%, 3/27/08	JPY	59,000,000	620,826
Republic of Panama
8.250%, 4/22/08		$300,000	324,750
9.625%, 2/8/11		225,000	263,813
Republic of Peru
9.125%, 1/15/08		460,000	506,000
9.125%, 2/21/12		150,000	171,750
Republic of South Africa
5.250%, 5/16/13	EUR	80,000	110,588
Russian Federation
8.750%, 7/24/05		$315,000	318,402
8.250%, 3/31/10		950,000	1,039,110
5.000%, 3/31/30 (e)		624,000	663,437
Spain Government Bond
3.100%, 9/20/06	JPY	22,000,000	218,517
5.750%, 7/30/32	EUR	790,000	1,320,576
4.200%, 1/31/37	EUR	100,000	133,671
Ukraine Government International Bond
11.000%, 3/15/07		149,340	159,868
United Mexican States
8.625%, 3/12/08		45,000	49,658
3.840%, 1/13/09 (l)		30,000	30,360
8.375%, 1/14/11		25,000	28,613
6.375%, 1/16/13		50,000	52,150
8.300%, 8/15/31		37,000	43,336
6.750%, 9/27/34		175,000	174,300

			9,645,228

Municipal Bonds (1.7%)
Fairfax County, Virginia,
Series A
5.250%, 4/1/13		80,000	90,303

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30,2005 (Unaudited)

	Principal Amount		Value (Note 1)
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39		$80,000	$85,112
7.900%, 6/1/42		40,000	46,196
New York City Municipal Water Finance Authority
5.000%, 6/15/35		150,000	156,078
Rhode Island Clean Water Finance Agency, Series A
5.000%, 10/1/28		100,000	104,964
San Antonio/Texas Water, Series A
5.000%, 5/15/32		300,000	310,230
South Carolina State Public Service Authority, Series A
5.000%, 1/1/13		160,000	176,899
Tobacco Settlement Authority of Iowa, Series B
5.600%, 6/1/35		100,000	94,862
Tobacco Settlement Financing Corp./New Jersey
6.375%, 6/1/32		255,000	262,854
6.000%, 6/1/37		130,000	129,904

			1,457,402

Supranational (0.2%)
Export-Import Bank of China
5.250%, 7/29/14 §		200,000	202,863

U.S. Government Agencies (38.8%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/13		91,260	91,838
6.500%, 1/1/17		188,245	196,058
Federal National Mortgage Association
5.000%, 2/1/19		29,515	29,765
5.000%, 8/1/19		754,376	760,248
5.000%, 11/1/19		700,859	706,315
5.000%, 1/1/20		285,346	287,567
3.275%, 3/1/33 (l)		332,404	335,159
5.147%, 4/1/33 (l)		47,087	47,695
5.500%, 5/25/35 TBA		25,700,000	25,940,937
Government National Mortgage Association
4.000%, 1/20/16 (l)		26,694	26,992
3.750%, 9/20/21 (l)		51,862	52,439
4.125%, 11/20/22 (l)		13,896	14,153
3.375%, 4/20/27 (l)		29,699	29,586
3.750%, 7/20/27 (l)		9,609	9,754
5.500%, 12/15/28		9,009	9,174
7.500%, 5/15/30		42,458	45,601
7.500%, 7/15/30		32,486	34,890
7.500%, 9/15/31		13,342	14,329
5.500%, 1/15/32		227,511	231,660
6.000%, 9/15/32		357,800	369,286
5.500%, 1/15/33		237,152	241,476
5.500%, 2/15/33		82,799	84,308
5.500%, 12/15/33		433,401	441,304
5.500%, 1/15/34		1,735,722	1,771,585
5.500%, 2/15/34		464,972	473,449
5.500%, 5/15/35 TBA		1,500,000	1,525,312
Small Business Administration
4.504%, 2/1/14		232,967	230,879

			34,001,759

U.S. Treasuries (22.5%)
U.S. Treasury Bonds Inflation Indexed
2.000%, 1/15/14		1,556,445	1,615,967
U.S. Treasury Notes
3.000%, 12/31/06		11,100,000	10,992,907
4.875%, 2/15/12		5,300,000	5,568,106
7.125%, 2/15/23		$450,000	$587,496
U.S. Treasury Notes Inflation Indexed
3.625%, 1/15/08		356,028	382,939
2.000%, 7/15/14		508,570	527,780

			19,675,195

Total Government Securities			66,939,278

Industrials (1.1%)
Airlines (1.0%)
Continental Airlines, Inc.
7.056%, 3/15/11		290,000	295,012
Delta Air Lines, Inc.,
Series 00-1
7.570%, 11/18/10		200,000	184,523
United Air Lines, Inc.
7.730%, 7/1/10 (h)		99,949	90,724
Series 00-2
7.186%, 4/1/11 (h)		195,464	179,749
6.602%, 9/1/13 (h)		145,742	137,364

			887,372

Machinery (0.1%)
Paccar Financial Corp.
3.085%, 10/20/05 (l)		100,000	100,011

Road & Rail (0.0%)
Burlington Northern Santa Fe Corp.
6.375%, 12/15/05		20,000	20,318

Total Industrials			1,007,701

Materials (0.6%)
Chemicals (0.3%)
Nalco Co.
8.875%, 11/15/13		250,000	256,250

Containers & Packaging (0.3%)
Packaging Corp. of America
4.375%, 8/1/08		257,000	253,157

Total Materials			509,407

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.9%)
Cincinnati Bell, Inc.
8.375%, 1/15/14		300,000	285,750
Deutsche Telekom International Finance BV
8.250%, 6/15/05		210,000	211,193
8.125%, 5/29/12	EUR	162,000	267,763
France Telecom S.A.
7.000%, 3/14/08	EUR	240,000	344,602
SBC Communications, Inc.
4.206%, 6/5/05 §		$270,000	270,256
4.125%, 9/15/09		350,000	344,211

			1,723,775

Wireless Telecommunication Services (0.4%)
American Cellular Corp.
10.000%, 8/1/11		100,000	93,500
Cingular Wireless LLC
6.500%, 12/15/11		120,000	130,814
Nextel Communications, Inc.
7.375%, 8/1/15		100,000	106,500

			330,814

Total Telecommunication Services			2,054,589

Utilities (1.7%)
Electric Utilities (1.1%)
AEP Texas Central Co.
6.650%, 2/15/33		230,000	261,352

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30,2005 (Unaudited)

	Principal Amount	Value (Note 1)
Nevada Power Co.
5.875%, 1/15/15 §	$200,000	$194,000
Niagara Mohawk Power Corp.
7.750%, 5/15/06	100,000	104,050
7.750%, 10/1/08	200,000	221,915
Pacific Gas & Electric Co.
3.820%, 4/3/06 (1)	36,000	36,082
Progress Energy, Inc.
7.100%, 3/1/11	130,000	142,380

		959,779

Multi-Utilities & Unregulated Power (0.6%)
El Paso Production Holding Co.
7.750%, 6/1/13	100,000	100,750
NRG Energy, Inc.
8.000%, 12/15/13 §	285,000	287,850
PSEG Energy Holdings, Inc.
8.500%, 6/15/11	100,000	107,000

		495,600

Total Utilities		1,455,379

Total Long-Term Debt Securities (93.2%) (Cost $80,879,630)		81,611,015

SHORT-TERM DEBT SECURITIES:
Commercial Paper (29.7%)
ANZ National International Ltd.
2.98%, 7/8/05 §	1,500,000	1,491,495
Barclays U.S. Funding Corp.
2.93%, 5/19/05	300,000	299,537
2.98%, 5/25/05	1,100,000	1,097,731
2.88%, 6/16/05	1,200,000	1,195,497
CBA (Delaware) Finance, Inc.
2.98%, 7/8/05	700,000	696,031
2.99%, 7/12/05	1,900,000	1,888,543
CDC IXIS Capital Markets
2.81%, 6/8/05 §	2,400,000	2,392,727
Danske Corp.
3.00%, 5/2/05	300,000	299,950
DnB NORBank ASA
3.03%, 7/14/05	600,000	596,238
Fortis Funding LLC
2.83%, 5/20/05 §	1,000,000	998,433
General Electric Capital Corporate
2.92%, 6/20/05	1,900,000	1,892,163
HBOS Treasury Services plc
2.88%, 6/16/05	600,000	597,748
3.05%, 7/28/05	700,000	694,764
ING U.S. Funding LLC
2.93%, 6/21/05	2,300,000	2,290,295
2.83%, 6/22/05	300,000	298,754
Nordea North America, Inc.
2.91%, 6/16/05	1,400,000	1,394,693
Rabobank USA Finance Corp.
2.76%, 6/1/05	1,100,000	1,097,305
Skandinaviska Enskilda Banken AB
2.83%, 5/17/05 §	600,000	599,199
2.85%, 5/23/05 §	800,000	798,546
3.03%, 7/13/05 §	1,000,000	993,820
Spintab-Swedmortgage A.B.
2.89%, 6/3/05	900,000	897,547
3.17%, 9/1/05	900,000	890,289
UBS Finance Delaware LLC
2.86%, 5/3/05	300,000	299,928
3.03%, 7/22/05	2,300,000	2,284,061

Total Commercial Paper		25,985,294

Government Securities (5.5%)
Federal Home Loan Mortgage Corp.
2.88%, 7/26/05 (o)	$2,400,000	$2,383,397
Federal National Mortgage Association
2.88%, 7/20/05 (o)	200,000	198,714
Government of France
1.96%, 6/16/05	EUR 500,000	643,829
Government of Spain
1.99%, 6/17/05	EUR 720,000	927,056
U.S. Treasury Bills
2.58%, 6/2/05 (a)	$110,000	109,740
2.55%, 6/16/05 (a)	575,000	573,091

Total Government Securities		4,835,827

Time Deposit (2.3%)
JPMorgan Chase Nassau
2.39%, 5/2/05	2,032,422	2,032,422

Total Short-Term Debt Securities (37.5%) (Amortized Cost $32,858,527)		32,853,543

Total Investments before Options Written (130.7%) (Cost/Amortized Cost $113,738,157)		114,464,558

	Number of Contracts
OPTIONS WRITTEN:
Call Options (-0.0)(d)*
U.S. 10 Year Treasury Note Future
June-05 @ $113.00	(40)	(5,000)
June-05 @ $115.00	(17)	(266)

		(5,266)

Put Options (-0.0)*
U.S. 10 Year Treasury Bond Future
June-05 @ $108.00	(6)	(94)
U.S. 10 Year Treasury Note Futures
June-05 @ $108.00	(40)	(1,250)
June-05 @ $109.00	(17)	(1,062)

		(2,406)

Total Options Written (-0.0%) (Premiums Received $32,462)		(7,672)

Total Investments Before Securities Sold Short (130.7%) (Cost/Amortized Cost $113,705,695)		114,456,886

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agency (-6.6%)
Federal National Mortgage Association
5.00%, 5/25/35 TBA
(Proceeds $5,677,656)	$(5,800,000)	(5,742,000)

Total Investments (124.1%) (Cost/Amortized Cost $108,028,039)		108,714,886
Other Assets Less Liabilities (-24.1%)		(21,163,524)

Net Assets (100%)		$87,551,362

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2005 (Unaudited)

*	Non-income producing.

†	Securities (totaling $250,351 or 0.29% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2005, the market value of these securities amounted to $9,756,251 or 11.14% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating rate security. Rate disclosed is as of April 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of April 30, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

JPY — Japanese Yen

TBA — Security is subject to delayed delivery.

At April 30, 2005 the Fund had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 4/30/05	Unrealized Appreciation/ (Depreciation)
EURO Dollar	40	June-05	$9,690,713	$9,657,500	$(33,213)
U.S. Treasury Bonds	21	June-05	2,332,813	2,411,719	78,906
U.S. 10 Year Treasury Notes	42	June-05	4,589,078	4,679,719	90,641
EURO Dollar	66	September-05	16,006,225	15,882,075	(124,150)
EURO Dollar	46	December-05	11,071,625	11,047,475	(24,150)

					$(11,966)

At April 30, 2005 the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 6/13/05	21,934	$203,565	$209,817	$6,252

Foreign Currency Sell Contracts
European Union, expiring 5/18/05	1,046	$1,352,672	$1,350,857	$1,815
European Union, expiring 5/25/05	1,970	2,580,257	2,544,616	35,641
European Union, expiring 6/30/05	500	647,488	646,535	953
Japanese Yen, expiring 6/13/05	21,433	202,872	205,025	(2,153)

				$36,256

				$42,508

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2005 (Unaudited)

Options written for the six months ended April 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2004	54	$33,641
Options Written	223	73,356
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(157)	(74,535)
Options Exercised	—	—

Options Outstanding—April 30, 2005	120	$32,462

Investment security transactions for the six months ended April 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$106,754,882
U.S. Government securities	42,019,708

$148,774,590

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$91,609,636
U.S. Government securities	28,080,388

$119,690,024

As of April 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,223,377
Aggregate gross unrealized depreciation	(504,931)

Net unrealized appreciation	$718,446

Federal income tax cost of investments	$113,746,112

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $243,052,875)	$302,071,701
Cash	1,314,406
Foreign cash	140
Receivable for securities sold	2,550,205
Receivable for Fund shares sold	1,095,995
Dividends, interest and other receivables	227,195
Other assets	66,300

Total assets	307,325,942

LIABILITIES
Payable for securities purchased	1,427,691
Investment management fees payable	31,223
Payable for Fund shares redeemed	653,357
Distribution fees payable	27,346
Administrative fees payable	8,770
Accrued expenses	152,489

Total liabilities	2,300,876

NET ASSETS	$305,025,066

Net assets were comprised of:
Paid in capital	$307,322,732
Accumulated net investment loss	(1,049,376)
Accumulated net realized loss	(60,267,257)
Unrealized appreciation on investments	59,018,967

Net assets	$305,025,066

Class A
Net asset value, offering and redemption price per share, $175,851,646 / 5,587,386 shares outstanding (unlimited amount authorized: $0.001 par value)	$31.47
Maximum sales charge (4.75% of offering price)	1.57

Maximum offering price to public	$33.04

Class B
Net asset value and offering price per share, $71,658,002 / 2,457,329 shares outstanding (unlimited amount authorized: $0.001 par value)	$29.16

Class C
Net asset value and offering price per share, $49,466,504 / 1,648,636 shares outstanding (unlimited amount authorized: $0.001 par value)	$30.00

Class Y
Net asset value, offering and redemption price per share, $8,048,914 / 246,311 shares outstanding (unlimited amount authorized: $0.001 par value)	$32.68

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $23,987 foreign withholding tax)	$1,532,644
Interest	78,752

Total income	1,611,396

EXPENSES
Investment management fees	1,114,917
Transfer agent fees	314,864
Sub-Transfer agent fees	54,503
Administrative fees	52,339
Printing and mailing expenses	42,327
Professional fees	26,926
Insurance fees	26,227
Custodian fees	16,527
Directors’ fees	7,725
Distribution fees - Class A	389,473
Distribution fees - Class B	359,477
Distribution fees - Class C	222,603
Miscellaneous	53,659

Gross expenses	2,681,567
Less: Fees paid indirectly	(20,795)

Net expenses	2,660,772

NET INVESTMENT LOSS	(1,049,376)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	9,994,182
Foreign currency transactions	(571)

Net realized gain	9,993,611

Change in unrealized appreciation (depreciation) on: Securities	4,095,856
Foreign currency translations	(1,343)

Net change in unrealized appreciation	4,094,513

NET REALIZED AND UNREALIZED GAIN	14,088,124

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,038,748

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,049,376)	$(1,653,304)	$(2,047,944)
Net realized gain on investments and foreign currency transactions	9,993,611	6,127,974	1,047,255
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,094,513	(2,612,470)	55,787,845

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	13,038,748	1,862,200	54,787,156

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [938,459, 1,275,975 and 1,348,834 shares, respectively]	30,214,917	37,749,874	36,011,244
Capital shares exchanged due to merger [0, 0 and 173,370 shares, respectively]	—	—	3,788,135
Capital shares repurchased [(669,247), (943,272) and (847,419) shares, respectively]	(21,450,261)	(27,808,197)	(21,342,658)

Total Class A transactions	8,764,656	9,941,677	18,456,721

Class B
Capital shares sold [338,561, 397,305 and 720,134 shares, respectively]	10,083,346	10,976,046	17,710,631
Capital shares exchanged due to merger [0, 0 and 249,098 shares, respectively]	—	—	5,104,416
Capital shares repurchased [(277,295), (555,136) and (514,004) shares, respectively]	(8,256,992)	(15,255,739)	(12,227,573)

Total Class B transactions	1,826,354	(4,279,693)	10,587,474

Class C
Capital shares sold [503,178, 508,156 and 426,395 shares, respectively]	15,403,928	14,404,868	10,956,673
Capital shares exchanged due to merger [0, 0 and 52,557 shares, respectively]	—	—	1,108,417
Capital shares repurchased [(148,602), (229,291) and (161,221) shares, respectively]	(4,553,705)	(6,492,363)	(4,019,795)

Total Class C transactions	10,850,223	7,912,505	8,045,295

Class Y
Capital shares sold [78,008, 138,484 and 95,212 shares, respectively]	2,591,877	4,232,503	2,603,455
Capital shares exchanged due to merger [0, 0 and 8,058 shares, respectively]	—	—	181,055
Capital shares repurchased [(61,452), (40,456) and (13,553) shares, respectively]	(2,044,424)	(1,235,016)	(343,030)

Total Class Y transactions	547,453	2,997,487	2,441,480

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	21,988,686	16,571,976	39,530,970

TOTAL INCREASE IN NET ASSETS	35,027,434	18,434,176	94,318,126
NET ASSETS:
Beginning of period	269,997,632	251,563,456	157,245,330

End of period (a)	$305,025,066	$269,997,632	$251,563,456

(a) Includes accumulated overdistributed net investment income of	$(1,049,376)	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE DEEP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $ 43,225,533)	$44,669,564
Receivable for securities sold	165,797
Receivable for Fund shares sold	94,848
Dividends, interest and other receivables	45,242
Receivable from investment manager	14,511
Other assets	58,118

Total assets	45,048,080

LIABILITIES
Overdraft payable	2,837
Payable for securities purchased	224,450
Payable for Fund shares redeemed	72,187
Distribution fees payable	4,364
Administrative fees payable	1,280
Accrued expenses	58,864

Total liabilities	363,982

NET ASSETS	$44,684,098

Net assets were comprised of:
Paid in capital	$39,159,690
Accumulated undistributed net investment income	151,824
Accumulated undistributed net realized gain	3,928,553
Unrealized appreciation on investments	1,444,031

Net assets	$44,684,098

Class A
Net asset value, offering and redemption price per share, $22,158,225 / 2,077,936 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.66
Maximum sales charge (4.75% of offering price)	0.53

Maximum offering price to public	$11.19

Class B
Net asset value and offering price per share, $15,471,657 / 1,460,103 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.60

Class C
Net asset value and offering price per share, $6,597,160 / 622,502 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.60

Class Y
Net asset value, offering and redemption price per share, $457,056 / 42,645 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.72

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $54 foreign withholding tax)	$491,471
Interest	12,140

Total income	503,611

EXPENSES
Investment management fees	156,692
Transfer agent fees	62,502
Insurance fees	19,329
Professional fees	15,058
Custodian fees	11,456
Sub-Transfer agent fees	7,960
Administrative fees	7,355
Printing and mailing expenses	5,950
Directors’ fees	1,094
Distribution fees - Class A	44,394
Distribution fees - Class B	75,522
Distribution fees - Class C	32,937
Miscellaneous	20,921

Gross expenses	461,170
Less: Waiver of investment management fees	(89,161)
Fees paid indirectly	(74,001)

Net expenses	298,008

NET INVESTMENT INCOME	205,603

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	4,571,546
Net change in unrealized depreciation on securities	(1,652,606)

NET REALIZED AND UNREALIZED GAIN	2,918,940

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,124,543

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE DEEP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$205,603	$99,998	$121,975
Net realized gain (loss) on investments	4,571,546	1,211,087	(316,062)
Net change in unrealized appreciation (depreciation) on investments	(1,652,606)	(609,197)	5,765,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,124,543	701,888	5,571,620

DIVIDENDS:
Dividends from net investment income
Class A	(120,701)	—	(92,955)
Class B	(18,640)	—	(36,303)
Class C	(8,327)	—	(17,274)
Class Y	(3,055)	—	(2,955)

TOTAL DIVIDENDS	(150,723)	—	(149,487)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 553,647, 645,669 and 789,574 shares, respectively ]	5,852,971	6,306,984	6,791,680
Capital shares issued in reinvestment of dividends [ 10,840, 0 and 8,671 shares, respectively ]	113,820	—	82,536
Capital shares repurchased [ (234,466), (284,434) and (206,884) shares, respectively ]	(2,480,076)	(2,776,082)	(1,714,427)

Total Class A transactions	3,486,715	3,530,902	5,159,609

Class B
Capital shares sold [ 179,563, 507,861 and 512,899 shares, respectively ]	1,891,548	4,922,404	4,323,444
Capital shares issued in reinvestment of dividends [ 1,614, 0 and 3,400 shares, respectively ]	16,870	—	32,159
Capital shares repurchased [ (209,399), (252,452) and (144,329) shares, respectively ]	(2,196,456)	(2,436,076)	(1,171,630)

Total Class B transactions	(288,038)	2,486,328	3,183,973

Class C
Capital shares sold [ 99,038, 295,097 and 298,472 shares, respectively ]	1,044,896	2,854,581	2,535,871
Capital shares issued in reinvestment of dividends [ 690, 0 and 1,431 shares, respectively ]	7,215	—	13,543
Capital shares repurchased [ (169,267), (122,405) and (94,080) shares, respectively ]	(1,761,722)	(1,177,251)	(776,271)

Total Class C transactions	(709,611)	1,677,330	1,773,143

Class Y
Capital shares sold [ 20,198, 16,979 and 6,062 shares, respectively ]	217,089	166,878	50,691
Capital shares issued in reinvestment of dividends [ 287, 0 and 201 shares, respectively ]	3,021	—	1,915
Capital shares repurchased [ (13,143), (11,813) and (9,174) shares, respectively ]	(137,041)	(116,693)	(76,957)

Total Class Y transactions	83,069	50,185	(24,351)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,572,135	7,744,745	10,092,374

TOTAL INCREASE IN NET ASSETS	5,545,955	8,446,633	15,514,507
NET ASSETS:
Beginning of period	39,138,143	30,691,510	15,177,003

End of period (a)	$44,684,098	$39,138,143	$30,691,510

(a) Includes accumulated undistributed net investment income of	$151,824	$99,998	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $136,633,178)	$161,309,622
Receivable for Fund shares sold	254,607
Receivable from investment manager	5,572
Dividends, interest and other receivables	460
Other assets	65,567

Total assets	161,635,828

LIABILITIES
Overdraft payable	78,778
Payable for Fund shares redeemed	1,396,967
Distribution fees payable	16,177
Administrative fees payable	4,726
Accrued expenses	140,009

Total liabilities	1,636,657

NET ASSETS	$159,999,171

Net assets were comprised of:
Paid in capital	$204,721,905
Accumulated net investment loss	(1,420,942)
Accumulated net realized loss	(67,978,236)
Unrealized appreciation on investments	24,676,444

Net assets	$159,999,171

Class A
Net asset value, offering and redemption price per share, $68,152,238 / 11,795,892 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.78
Maximum sales charge (4.75% of offering price)	0.29

Maximum offering price to public	$6.07

Class B
Net asset value and offering price per share, $47,902,999 / 8,633,669 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.55

Class C
Net asset value and offering price per share, $38,943,933 / 7,011,273 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.55

Class Y
Net asset value, offering and redemption price per share, $5,000,001 / 841,861 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.94

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$252,109
Interest	10,400

Total income	262,509

EXPENSES
Investment management fees	669,530
Transfer agent fees	223,493
Sub-Transfer agent fees	34,732
Administrative fees	31,463
Printing and mailing expenses	25,745
Custodian fees	22,407
Insurance fees	21,896
Professional fees	21,510
Directors’ fees	4,616
Distribution fees - Class A	171,874
Distribution fees - Class B	268,147
Distribution fees - Class C	215,596
Miscellaneous	39,037

Gross expenses	1,750,046
Less: Waiver of investment management fees	(66,595)

Net expenses	1,683,451

NET INVESTMENT LOSS	(1,420,942)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	681,363
Net change in unrealized depreciation on securities	(5,261,178)

NET REALIZED AND UNREALIZED LOSS	(4,579,815)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,000,757)

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,420,942)	$(2,258,250)	$(1,917,397)
Net realized gain (loss) on investments	681,363	(12,827,852)	(23,025,102)
Net change in unrealized appreciation (depreciation) on investments	(5,261,178)	19,172,671	72,713,223

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,000,757)	4,086,569	47,770,724

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [2,005,551, 4,246,852 and 6,950,806 shares, respectively]	12,459,912	25,035,477	34,939,704
Capital shares repurchased [(2,755,828), (4,506,659) and (2,987,394) shares, respectively]	(16,813,516)	(26,342,058)	(14,319,813)

Total Class A transactions	(4,353,604)	(1,306,581)	20,619,891

Class B
Capital shares sold [687,362, 1,493,584 and 3,107,250 shares, respectively]	4,102,449	8,450,795	15,126,348
Capital shares repurchased [(1,446,830), (1,866,703) and (1,869,889) shares, respectively]	(8,492,151)	(10,588,164)	(8,408,880)

Total Class B transactions	(4,389,702)	(2,137,369)	6,717,468

Class C
Capital shares sold [777,197, 1,729,320 and 2,619,730 shares, respectively]	4,668,426	9,794,818	12,616,552
Capital shares repurchased [(1,091,306), (1,325,872) and (1,429,866) shares, respectively]	(6,376,538)	(7,462,325)	(6,560,361)

Total Class C transactions	(1,708,112)	2,332,493	6,056,191

Class Y
Capital shares sold [247,141, 505,879 and 250,099 shares, respectively]	1,565,806	3,037,849	1,314,206
Capital shares repurchased [(188,667), (87,079) and (119,289) shares, respectively]	(1,164,495)	(524,762)	(576,530)

Total Class Y transactions	401,311	2,513,087	737,676

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,050,107)	1,401,630	34,131,226

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,050,864)	5,488,199	81,901,950
NET ASSETS:
Beginning of period	176,050,035	170,561,836	88,659,886

End of period (a)	$159,999,171	$176,050,035	$170,561,836

(a) Includes accumulated overdistributed net investment income of	$(1,420,942)	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $159,470,767)	$177,140,056
Receivable for securities sold	3,300,809
Receivable for Fund shares sold	1,005,954
Dividends, interest and other receivables	412,827
Receivable from investment manager	957
Other assets	59,172

Total assets	181,919,775

LIABILITIES
Payable for Fund shares redeemed	1,564,104
Payable for securities purchased	1,304,363
Distribution fees payable	16,347
Administrative fees payable	5,195
Accrued expenses	80,734

Total liabilities	2,970,743

NET ASSETS	$178,949,032

Net assets were comprised of:
Paid in capital	$152,633,459
Accumulated undistributed net investment income	711,190
Accumulated undistributed net realized gain	7,935,094
Unrealized appreciation on investments	17,669,289

Net assets	$178,949,032

Class A
Net asset value, offering and redemption price per share, $106,569,840 / 4,065,174 shares outstanding (unlimited amount authorized: $0.001 par value)	$26.22
Maximum sales charge (4.75% of offering price)	1.31

Maximum offering price to public	$27.53

Class B
Net asset value and offering price per share, $55,231,887 / 2,147,540 shares outstanding (unlimited amount authorized: $0.001 par value)	$25.72

Class C
Net asset value and offering price per share, $15,874,717 / 613,008 shares outstanding (unlimited amount authorized: $0.001 par value)	$25.90

Class Y
Net asset value, offering and redemption price per share, $1,272,588 / 48,479 shares outstanding (unlimited amount authorized: $0.001 par value)	$26.25

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,664 foreign withholding tax)	$2,500,549
Interest	74,651

Total income	2,575,200

EXPENSES
Investment management fees	632,084
Transfer agent fees	162,834
Administrative fees	29,672
Printing and mailing expenses	23,888
Custodian fees	23,633
Professional fees	20,874
Insurance fees	18,791
Sub-Transfer agent fees	14,467
Directors’ fees	4,491
Distribution fees - Class A	226,797
Distribution fees - Class B	259,020
Distribution fees - Class C	73,594
Miscellaneous	32,694

Gross expenses	1,522,839
Less: Waiver of investment management fees	(78,253)
Fees paid indirectly	(18,977)

Net expenses	1,425,609

NET INVESTMENT INCOME	1,149,591

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	8,211,526
Net change in unrealized depreciation on securities	(1,114,438)

NET REALIZED AND UNREALIZED GAIN	7,097,088

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,246,679

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,149,591	$907,228	$1,116,873
Net realized gain (loss) loss on investments	8,211,526	10,334,392	(2,652,646)
Net change in unrealized appreciation (depreciation) on investments	(1,114,438)	1,265,228	25,800,803

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,246,679	12,506,848	24,265,030

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(580,514)	(425,460)	(765,258)
Class B	(159,860)	(106,126)	(242,204)
Class C	(45,007)	(30,091)	(60,585)
Class Y	(7,524)	(3,048)	(3,878)

	(792,905)	(564,725)	(1,071,925)

Distributions from net realized capital gains
Class A	(1,308,016)	—	—
Class B	(687,768)	—	—
Class C	(193,635)	—	—
Class Y	(12,224)	—	—

	(2,201,643)	—	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,994,548)	(564,725)	(1,071,925)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,059,722, 1,131,436 and 396,317 shares, respectively]	28,218,857	27,406,889	7,902,772
Capital shares issued in reinvestment of dividends and distributions [66,150, 16,064 and 33,535 shares, respectively]	1,752,312	395,309	706,264
Capital shares repurchased [(631,883), (643,900) and (632,333) shares, respectively]	(16,639,516)	(15,586,606)	(12,157,169)

Total Class A transactions	13,331,653	12,215,592	(3,548,133)

Class B
Capital shares sold [603,673, 486,889 and 301,576 shares, respectively]	15,781,717	11,593,903	5,797,028
Capital shares issued in reinvestment of dividends and distributions [29,275, 3,960 and 10,578 shares, respectively]	762,323	95,803	218,226
Capital shares repurchased [(252,028), (383,038) and (358,886) shares, respectively]	(6,570,326)	(9,126,749)	(6,847,512)

Total Class B transactions	9,973,714	2,562,957	(832,258)

Class C
Capital shares sold [169,223, 190,916 and 133,292 shares, respectively]	4,455,503	4,584,686	2,558,113
Capital shares issued in reinvestment of dividends and distributions [8,057, 1,107 and 2,571 shares, respectively]	211,257	26,960	53,460
Capital shares repurchased [(82,721), (88,977) and (95,133) shares, respectively]	(2,155,071)	(2,115,735)	(1,801,186)

Total Class C transactions	2,511,689	2,495,911	810,387

Class Y
Capital shares sold [23,930, 16,499 and 612 shares, respectively]	636,413	404,722	11,994
Capital shares issued in reinvestment of dividends and distributions [338, 94 and 121 shares, respectively]	8,946	2,318	2,568
Capital shares repurchased [(2,787), (1,129) and (4,047) shares, respectively]	(74,906)	(27,512)	(70,814)

Total Class Y transactions	570,453	379,528	(56,252)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	26,387,509	17,653,988	(3,626,256)

TOTAL INCREASE IN NET ASSETS	31,639,640	29,596,111	19,566,849
NET ASSETS:
Beginning of period	147,309,392	117,713,281	98,146,432

End of period (a)	$178,949,032	$147,309,392	$117,713,281

(a) Includes accumulated undistributed net investment income of	$711,190	$374,139	$31,636

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $ 31,242,973)	$38,621,356
Foreign cash (Cost $147,555)	147,493
Dividends, interest and other receivables	206,276
Receivable for securities sold	20,773
Receivable for Fund shares sold	47,681
Receivable from investment manager	11,997
Other assets	42,424

Total assets	39,098,000

LIABILITIES
Overdraft payable	7,147
Payable for Fund shares redeemed	127,529
Distribution fees payable	3,016
Administrative fees payable	1,129
Accrued expenses	52,970

Total liabilities	191,791

NET ASSETS	$38,906,209

Net assets were comprised of:
Paid in capital	$31,081,399
Accumulated overdistributed net investment income	(205,380)
Accumulated undistributed net realized gain	649,488
Unrealized appreciation on investments	7,380,702

Net assets	$38,906,209

Class A
Net asset value, offering and redemption price per share, $13,765,179 / 1,830,620 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.52
Maximum sales charge (4.75% of offering price)	0.38

Maximum offering price to public	$7.90

Class B
Net asset value and offering price per share, $11,933,713 / 1,602,378 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.45

Class C
Net asset value and offering price per share, $3,992,845 / 537,621 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.43

Class Y
Net asset value, offering and redemption price per share, $9,214,472 / 1,220,982 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.55

STATEMENT OF OPERATIONS

For the six months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $28,919 foreign withholding tax)	$466,009
Interest	4,250
Securities lending (net)	612

Total income	470,871

EXPENSES
Investment management fees	165,195
Transfer agent fees	51,830
Insurance fees	20,889
Custodian fees	19,935
Professional fees	14,934
Administrative fees	6,844
Printing and mailing expenses	5,572
Sub Transfer agent fees	3,795
Directors’ fees	1,022
Distribution fees - Class A	31,007
Distribution fees - Class B	59,280
Distribution fees - Class C	19,624
Miscellaneous	23,913

Gross expenses	423,840
Less: Waiver of investment management fees	(61,240)

Net expenses	362,600

NET INVESTMENT INCOME	108,271

REALIZED AND UNREALIZED GAIN (LOSS)
Securities	637,198
Foreign currency transactions	17,835

Net realized gain	655,033

Change in unrealized appreciation (depreciation) on:
Securities	708,103
Foreign currency translations	(10,995)

Net change in unrealized appreciation	697,108

NET REALIZED AND UNREALIZED GAIN	1,352,141

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,460,412

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$108,271	$312,504	$319,091
Net realized gain on investments and foreign currency transactions	655,033	786,934	1,094,734
Net change in unrealized appreciation on investments and foreign currency translations	697,108	1,997,428	7,295,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,460,412	3,096,866	8,708,878

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(345,188)	—	(112,908)
Class B	(230,176)	—	(58,228)
Class C	(76,625)	—	(20,427)
Class Y	(274,530)	—	(108,744)

	(926,519)	—	(300,307)

Distributions from net realized capital gains
Class A	(440,242)	—	(30,408)
Class B	(382,249)	—	(28,003)
Class C	(127,249)	—	(7,910)
Class Y	(294,554)	—	(21,297)

	(1,244,294)	—	(87,618)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,170,813)	—	(387,925)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [344,491, 402,526 and 385,193 shares, respectively]	2,686,055	2,916,481	2,337,015
Capital shares issued in reinvestment of dividends and distributions [95,757, 0 and 20,043 shares, respectively]	749,778	—	135,546
Capital shares repurchased [(303,424), (309,539) and (519,111) shares, respectively]	(2,364,030)	(2,227,217)	(3,009,099)

Total Class A transactions	1,071,803	689,264	(536,538)

Class B
Capital shares sold [277,636, 259,663 and 261,691 shares, respectively]	2,156,109	1,870,603	1,551,507
Capital shares issued in reinvestment of dividends and distributions [74,241, 0 and 12,006 shares, respectively]	576,849	—	80,534
Capital shares repurchased [(190,460), (302,987) and (311,442) shares, respectively]	(1,472,009)	(2,171,663)	(1,756,944)

Total Class B transactions	1,260,949	(301,060)	(124,903)

Class C
Capital shares sold [104,920, 111,702 and 185,792 shares, respectively]	810,604	797,345	1,128,852
Capital shares issued in reinvestment of dividends and distributions [20,908, 0 and 3,663 shares, respectively]	162,036	—	24,538
Capital shares repurchased [(59,458), (72,376) and (63,782) shares, respectively]	(456,229)	(510,993)	(359,423)

Total Class C transactions	516,411	286,352	793,967

Class Y
Capital shares sold [20,064, 11,326 and 3,393 shares, respectively]	157,969	82,479	19,793
Capital shares issued in reinvestment of dividends and distributions [72,390, 0 and 19,208 shares, respectively]	567,537	—	130,038
Capital shares repurchased [(8,034), (11,939) and (10,129) shares, respectively]	(64,146)	(85,030)	(58,294)

Total Class Y transactions	661,360	(2,551)	91,537

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,510,523	672,005	224,063

TOTAL INCREASE IN NET ASSETS	2,800,122	3,768,871	8,545,016
NET ASSETS:
Beginning of period	36,106,087	32,337,216	23,792,200

End of period (a)	$38,906,209	$36,106,087	$32,337,216

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(205,380)	$312,504	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $15,465,114)	$16,333,309
Cash	106,329
Receivable for securities sold	115,251
Receivable for Fund shares sold	24,689
Dividends, interest and other receivables	23,160
Other assets	42,587

Total assets	16,645,325

LIABILITIES
Overdraft payable (Foreign cash $32)	32
Payable for securities purchased	262,261
Distribution fees payable	1,242
Administrative fees payable	471
Payable for Fund shares redeemed	15
Accrued expenses	27,360

Total liabilities	291,381

NET ASSETS	$16,353,944

Net assets were comprised of:
Paid in capital	$15,770,441
Accumulated overdistributed net investment income	(9,280)
Accumulated net realized loss	(275,317)
Unrealized appreciation on investments	868,100

Net assets	$16,353,944

Class A
Net asset value, offering and redemption price per share, $6,687,037 / 701,339 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.53
Maximum sales charge (4.75% of offering price)	0.48

Maximum offering price to public	$10.01

Class B
Net asset value and offering price per share, $2,775,233 / 297,921 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.32

Class C
Net asset value and offering price per share, $3,285,180 / 352,839 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.31

Class Y
Net asset value, offering and redemption price per share, $3,606,494 / 372,030 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.69

STATEMENT OF OPERATIONS
For the Six months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,377 foreign withholding tax)	$148,051
Interest	4,153

Total income	152,204

EXPENSES
Investment management fees	66,164
Insurance fees	22,773
Custodian fees	19,683
Transfer agent fees	16,806
Professional fees	14,177
Sub Transfer agent fees	3,466
Administrative fees	2,588
Printing and mailing expenses	2,066
Directors' fees	371
Distribution fees - Class A	14,332
Distribution fees - Class B	13,713
Distribution fees - Class C	14,143
Miscellaneous	20,930

Gross expenses	211,212
Less: Waiver of investment management fees	(66,164)
Reimbursement from investment manager	(7,356)
Fees paid indirectly	(587)

Net expenses	137,105

NET INVESTMENT INCOME	15,099

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	303,956
Foreign currency transactions	(5,284)

Net realized gain	298,672

Change in unrealized depreciation on:
Securities	(41,540)
Foreign currency translations	(177)

Net change in unrealized depreciation	(41,717)

NET REALIZED AND UNREALIZED GAIN	256,955

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$272,054

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,099	$8,898	$(7,941)
Net realized gain on investments and foreign currency transactions	298,672	446,864	5,727
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(41,717)	(144,246)	1,284,674

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS DIVIDENDS:	272,054	311,516	1,282,460

Dividends from net investment income
Class A	(13,998)	—	—
Class Y	(15,412)	—	—

TOTAL DIVIDENDS	(29,410)	—	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 158,024, 245,719 and 202,324 shares, respectively ]	1,554,723	2,233,365	1,574,961
Capital shares issued in reinvestment of dividends and distributions [ 1,240, 0 and 0 shares, respectively ]	12,315	—	—
Capital shares repurchased [ (59,003), (50,977) and (122,434) shares, respectively ]	(578,113)	(465,679)	(930,115)

Total Class A transactions	988,925	1,767,686	644,846

Class B
Capital shares sold [ 38,116, 82,799 and 85,774 shares, respectively ]	366,278	740,723	668,270
Capital shares repurchased [ (19,265), (20,103) and (20,463) shares, respectively ]	(183,056)	(180,927)	(152,033)

Total Class B transactions	183,222	559,796	516,237

Class C
Capital shares sold [ 122,739, 104,655 and 92,469 shares, respectively ]	1,185,888	935,732	727,527
Capital shares repurchased [ (13,576), (24,594) and (19,199) shares, respectively ]	(130,571)	(219,687)	(150,822)

Total Class C transactions	1,055,317	716,045	576,705

Class Y
Capital shares sold [ 176,180, 182,644 and 7,325 shares, respectively ]	1,770,527	1,664,444	58,744
Capital shares issued in reinvestment of dividends and distributions [ 654, 0 and 0 shares, respectively ]	6,591	—	—
Capital shares repurchased [ (8,386), (3,765) and (210) shares, respectively ]	(84,849)	(34,682)	(1,697)

Total Class Y transactions	1,692,269	1,629,762	57,047

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,919,733	4,673,289	1,794,835

TOTAL INCREASE IN NET ASSETS	4,162,377	4,984,805	3,077,295
NET ASSETS:
Beginning of period	12,191,567	7,206,762	4,129,467

End of period (a)	$16,353,944	$12,191,567	$7,206,762

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(9,280)	$8,898	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $ 215,642,974)	$218,712,329
Receivable for Fund shares sold	939,821
Dividends, interest and other receivables	903,160
Receivable for securities sold	68,399
Receivable from investment manager	57,077
Other assets	69,727

Total assets	220,750,513

LIABILITIES
Overdraft payable	432,543
Payable for Fund shares redeemed	903,666
Distribution fees payable	18,737
Administrative fees payable	6,294
Dividends payable	629,480
Accrued expenses	267,874

Total liabilities	2,258,594

NET ASSETS	$218,491,919

Net assets were comprised of:
Paid in capital	$215,167,503
Accumulated undistributed net investment income	277,326
Accumulated net realized loss	(22,265)
Unrealized appreciation on investments	3,069,355

Net assets	$218,491,919

Class A
Net asset value, offering and redemption price per share, $109,471,609 / 8,650,304 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.66
Maximum sales charge (4.75% of offering price)	0.63

Maximum offering price to public	$13.29

Class B
Net asset value and offering price per share, $68,742,716 / 5,440,275 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.64

Class C
Net asset value and offering price per share, $18,636,324 / 1,475,175 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.63

Class Y
Net asset value, offering and redemption price per share, $21,641,270 / 1,712,297 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.64

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$5,403,057

EXPENSES
Investment management fees	663,777
Transfer agent fees	227,990
Sub-Transfer agent fees	179,117
Administrative fees	39,006
Printing and mailing expenses	32,006
Custodian fees	29,996
Professional fees	23,581
Insurance fees	23,378
Directors’ fees	6,012
Distribution fees - Class A	247,926
Distribution fees - Class B	355,404
Distribution fees - Class C	97,463
Miscellaneous	44,703

Gross expenses	1,970,359
Less: Waiver of investment management fees	(383,236)

Net expenses	1,587,123

NET INVESTMENT INCOME	3,815,934

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	102
Net change in unrealized depreciation on securities	(1,449,325)

NET REALIZED AND UNREALIZED LOSS	(1,449,223)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,366,711

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,815,934	$6,477,093	$9,370,350
Net realized gain on investments	102	193,373	2,530,653
Net change in unrealized appreciation (depreciation) on investments	(1,449,325)	875,388	(7,268,702)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,366,711	7,545,854	4,632,301

DIVIDENDS:
Dividends from net investment income
Class A	(1,964,582)	(3,284,415)	(4,233,861)
Class B	(1,074,686)	(2,024,838)	(3,043,829)
Class C	(294,680)	(555,049)	(815,160)
Class Y	(412,668)	(686,057)	(552,316)

	(3,746,616)	(6,550,359)	(8,645,166)

Distributions from net realized capital gains
Class A	—	—	(232,973)
Class B	—	—	(191,582)
Class C	—	—	(51,708)
Class Y	—	—	(36,557)

	—	—	(512,820)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,746,616)	(6,550,359)	(9,157,986)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,079,536, 2,238,938 and 3,172,066 shares, respectively]	13,685,706	28,299,434	40,523,483
Capital shares issued in reinvestment of dividends and distributions [135,143, 226,674 and 293,594 shares, respectively]	1,711,524	2,863,091	3,747,742
Capital shares repurchased [(1,441,532), (2,274,244) and (4,505,082) shares, respectively]	(18,276,922)	(28,746,991)	(57,367,777)

Total Class A transactions	(2,879,692)	2,415,534	(13,096,552)

Class B
Capital shares sold [285,854, 647,192 and 1,748,742 shares, respectively]	3,617,987	8,155,376	22,369,156
Capital shares issued in reinvestment of dividends and distributions [68,300, 130,156 and 209,679 shares, respectively]	863,740	1,641,865	2,673,321
Capital shares repurchased [(829,836), (1,858,417) and (3,098,590) shares, respectively]	(10,504,150)	(23,398,608)	(39,419,709)

Total Class B transactions	(6,022,423)	(13,601,367)	(14,377,232)

Class C
Capital shares sold [200,978, 265,788 and 657,113 shares, respectively]	2,546,199	3,358,220	8,399,341
Capital shares issued in reinvestment of dividends and distributions [17,785, 33,540 and 50,661 shares, respectively]	224,829	422,968	645,845
Capital shares repurchased [(342,156), (592,235) and (988,721) shares, respectively]	(4,327,383)	(7,446,070)	(12,603,368)

Total Class C transactions	(1,556,355)	(3,664,882)	(3,558,182)

Class Y
Capital shares sold [297,387, 424,453 and 733,036 shares, respectively]	3,764,614	5,359,852	9,324,155
Capital shares issued in reinvestment of dividends and distributions [32,464, 54,161 and 45,605 shares, respectively]	410,499	683,244	580,559
Capital shares repurchased [(365,237), (210,390) and (95,452) shares, respectively]	(4,634,238)	(2,657,079)	(1,219,475)

Total Class Y transactions	(459,125)	3,386,017	8,685,239

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,917,595)	(11,464,698)	(22,346,727)

TOTAL DECREASE IN NET ASSETS	(12,297,500)	(10,469,203)	(26,872,412)
NET ASSETS:
Beginning of period	230,789,419	241,258,622	268,131,034

End of period (a)	$218,491,919	$230,789,419	$241,258,622

(a) Includes accumulated undistributed net investment income of	$277,326	$208,008	$65,534

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $1,347,244,159)	$1,435,847,895
Receivable for securities sold	13,707,503
Receivable for Fund shares sold	4,932,462
Dividends, interest and other receivables	1,134,978
Other assets	135,013

Total assets	1,455,757,851

LIABILITIES
Overdraft payable	76
Payable for securities purchased	14,091,474
Payable for Fund shares redeemed	6,897,477
Investment management fees payable	142,889
Distribution fees payable	124,716
Administrative fees payable	42,243
Accrued expenses	1,173,869

Total liabilities	22,472,744

NET ASSETS	$1,433,285,107

Net assets were comprised of:
Paid in capital	$1,572,731,980
Accumulated net investment loss	(3,802,214)
Accumulated net realized loss	(224,248,395)
Unrealized appreciation on investments	88,603,736

Net assets	$1,433,285,107

Class A
Net asset value, offering and redemption price per share, $887,303,961 / 55,791,191 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.90
Maximum sales charge (4.75% of offering price)	0.79

Maximum offering price to public	$16.69

Class B
Net asset value and offering price per share, $333,750,824 / 22,313,221 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.96

Class C
Net asset value and offering price per share, $171,622,884 / 11,315,499 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.17

Class Y
Net asset value, offering and redemption price per share, $40,607,438 / 2,435,100 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.68

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$9,452,568
Interest	567,007

Total income	10,019,575

EXPENSES
Investment management fees	5,835,116
Transfer agent fees	1,688,095
Sub-Transfer agent fees	340,879
Administrative fees	274,000
Printing and mailing expenses	225,436
Custodian fees	155,164
Professional fees	87,597
Directors’ fees	42,219
Insurance fees	29,894
Distribution fees - Class A	2,137,417
Distribution fees - Class B	1,859,369
Distribution fees - Class C	931,321
Miscellaneous	226,941

Gross expenses	13,833,448
Less: Fees paid indirectly	(11,659)

Net expenses	13,821,789

NET INVESTMENT LOSS	(3,802,214)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	87,210,462
Net change in unrealized depreciation on securities	(50,527,213)

NET REALIZED AND UNREALIZED GAIN	36,683,249

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,881,035

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(3,802,214)	$(7,625,222)	$(5,903,535)
Net realized gain (loss) on investments	87,210,462	57,387,825	(39,304,910)
Net change in unrealized appreciation (depreciation) on investments	(50,527,213)	(78,830,666)	270,139,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,881,035	(29,068,063)	224,930,729

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [6,419,641, 15,080,485 and 23,125,466 shares, respectively]	103,847,540	241,773,980	335,376,679
Capital shares repurchased [(12,191,023), (14,045,997) and (13,124,431) shares, respectively]	(197,543,889)	(224,264,183)	(189,470,494)

Total Class A transactions	(93,696,349)	17,509,797	145,906,185

Class B
Capital shares sold [743,071, 1,710,073 and 3,853,282 shares, respectively]	11,322,498	25,842,342	52,844,226
Capital shares repurchased [(5,008,553), (5,840,948) and (5,982,119) shares, respectively]	(76,398,012)	(88,363,749)	(81,761,833)

Total Class B transactions	(65,075,514)	(62,521,407)	(28,917,607)

Class C
Capital shares sold [712,891, 1,834,799 and 3,670,394 shares, respectively]	11,013,977	28,126,965	51,101,503
Capital shares repurchased [(2,490,989), (2,592,939) and (3,055,287) shares, respectively]	(38,558,876)	(39,692,961)	(42,764,731)

Total Class C transactions	(27,544,899)	(11,565,996)	8,336,772

Class Y
Capital shares sold [249,957, 713,534 and 1,457,018 shares, respectively]	4,230,142	11,936,438	21,702,316
Capital shares repurchased [(1,296,384), (670,524) and (933,499) shares, respectively]	(22,227,238)	(11,164,775)	(13,993,773)

Total Class Y transactions	(17,997,096)	771,663	7,708,543

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(204,313,858)	(55,805,943)	133,033,893

TOTAL DECREASE IN NET ASSETS	(171,432,823)	(84,874,006)	357,964,622
NET ASSETS:
Beginning of period	1,604,717,930	1,689,591,936	1,331,627,314

End of period (a)	$1,433,285,107	$1,604,717,930	$1,689,591,936

(a) Includes accumulated net investment loss of	$(3,802,214)	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $165,469,241)	$186,937,303
Cash	44,710
Receivable for securities sold	1,446,791
Receivable for Fund shares sold	306,373
Dividends, interest and other receivables	226,234
Receivable from investment manager	26,787
Other assets	65,470

Total assets	189,053,668

LIABILITIES
Payable for securities purchased	1,932,901
Payable for Fund shares redeemed	428,919
Distribution fees payable	17,092
Administrative fees payable	5,415
Accrued expenses	198,694

Total liabilities	2,583,021

NET ASSETS	$186,470,647

Net assets were comprised of:
Paid in capital	$196,608,414
Accumulated undistributed net investment income	641,717
Accumulated net realized loss	(32,247,546)
Unrealized appreciation on investments	21,468,062

Net assets	$186,470,647

Class A
Net asset value, offering and redemption price per share, $73,743,111 / 2,203,862 shares outstanding (unlimited amount authorized: $0.001 par value)	$33.46
Maximum sales charge (4.75% of offering price)	1.67

Maximum offering price to public	$35.13

Class B
Net asset value and offering price per share, $75,381,556 / 2,339,132 shares outstanding (unlimited amount authorized: $0.001 par value)	$32.23

Class C
Net asset value and offering price per share, $16,369,556 / 507,376 shares outstanding (unlimited amount authorized: $0.001 par value)	$32.26

Class Y
Net asset value, offering and redemption price per share, $20,976,424 / 608,381 shares outstanding (unlimited amount authorized: $0.001 par value)	$34.48

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$2,228,581
Interest	36,278

Total income	2,264,859

EXPENSES
Investment management fees	707,987
Transfer agent fees	253,056
Sub-Transfer agent fees	83,309
Administrative fees	33,265
Printing and mailing expenses	27,064
Custodian fees	25,310
Professional fees	21,930
Insurance fees	21,829
Directors’ fees	4,998
Distribution fees - Class A	164,763
Distribution fees - Class B	392,924
Distribution fees - Class C	83,710
Miscellaneous	38,364

Gross expenses	1,858,509
Less: Waiver of investment management fees	(224,322)
Fees paid indirectly	(11,045)

Net expenses	1,623,142

NET INVESTMENT INCOME	641,717

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	7,168,243
Net change in unrealized appreciation on securities	1,174,719

NET REALIZED AND UNREALIZED GAIN	8,342,962

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,984,679

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$641,717	$(136,321)	$137,209
Net realized gain (loss) on investments	7,168,243	11,595,129	(10,109,512)
Net change in unrealized appreciation (depreciation) on investments	1,174,719	(4,186,852)	46,803,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS DIVIDENDS:	8,984,679	7,271,956	36,831,330

Dividends from net investment income
Class A	—	—	(58,489)
Class Y	—	—	(79,251)

TOTAL DIVIDENDS	—	—	(137,740)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [369,752, 632,510 and 488,534 shares, respectively]	12,474,706	19,571,733	13,013,204
Capital shares issued in reinvestment of dividends and distributions [0, 0 and 1,848 shares, respectively]	—	—	55,123
Capital shares repurchased [(327,310), (448,831) and (601,895) shares, respectively]	(11,051,850)	(13,857,795)	(15,707,863)

Total Class A transactions	1,422,856	5,713,938	(2,639,536)

Class B
Capital shares sold [156,716, 226,085 and 365,141 shares, respectively]	5,105,333	6,771,062	9,318,100
Capital shares repurchased [(321,902), (576,372) and (620,003) shares, respectively]	(10,492,790)	(17,248,421)	(15,453,771)

Total Class B transactions	(5,387,457)	(10,477,359)	(6,135,671)

Class C
Capital shares sold [60,559, 117,571 and 138,396 shares, respectively]	1,970,322	3,515,019	3,550,604
Capital shares repurchased [(74,661), (132,088) and (171,300) shares, respectively]	(2,431,305)	(3,956,598)	(4,292,013)

Total Class C transactions	(460,983)	(441,579)	(741,409)

Class Y
Capital shares sold [81,184, 105,846 and 198,187 shares, respectively]	2,823,099	3,346,691	5,403,297
Capital shares issued in reinvestment of dividends and distributions [0, 0 and 2,574 shares, respectively]	—	—	78,641
Capital shares repurchased [(65,259), (61,075) and (58,798) shares, respectively]	(2,261,788)	(1,927,579)	(1,596,232)

Total Class Y transactions	561,311	1,419,112	3,885,706

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,864,273)	(3,785,888)	(5,630,910)

TOTAL INCREASE IN NET ASSETS	5,120,406	3,486,068	31,062,680
NET ASSETS:
Beginning of period	181,350,241	177,864,173	146,801,493

End of period (a)	$186,470,647	$181,350,241	$177,864,173

(a) Includes accumulated undistributed net investment income of	$641,717	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)
ASSETS
Investments at value (Cost $ 221,533,884)	$225,025,458
Cash	396,378
Dividends, interest and other receivables	5,186,635
Receivable for Fund shares sold	1,819,748
Receivable for securities sold	1,738,348
Receivable from investment manager	5,123
Other assets	58,606

Total assets	234,230,296

LIABILITIES
Payable for securities purchased	650,000
Payable for Fund shares redeemed	1,239,431
Dividends payable	1,203,218
Distribution fees payable	19,937
Administrative fees payable	6,810
Accrued expenses	187,294

Total liabilities	3,306,690

NET ASSETS	$230,923,606

Net assets were comprised of:
Paid in capital	$248,651,506
Accumulated undistributed net investment income	21,470
Accumulated net realized loss	(21,240,944)
Unrealized appreciation on investments	3,491,574

Net assets	$230,923,606

Class A
Net asset value, offering and redemption price per share, $101,273,544 / 10,578,088 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.57
Maximum sales charge (4.75% of offering price)	0.48

Maximum offering price to public	$10.05

Class B
Net asset value and offering price per share, $60,780,022 / 6,354,162 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.57

Class C
Net asset value and offering price per share, $38,355,636 / 4,011,038 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.56

Class Y
Net asset value, offering and redemption price per share, $30,514,404 / 3,184,880 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.58

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)
INVESTMENT INCOME
Interest	$9,352,282
Dividends	1,355
Securities lending (net)	1,709

Total income	9,355,346

EXPENSES
Investment management fees	714,707
Transfer agent fees	228,594
Custodian fees	50,662
Administrative fees	43,341
Sub-Transfer agent fees	39,842
Printing and mailing expenses	35,740
Professional fees	25,901
Insurance fees	20,815
Directors’ fees	6,704
Distribution fees - Class A	239,303
Distribution fees - Class B	332,560
Distribution fees - Class C	212,985
Miscellaneous	44,570

Gross expenses	1,995,724
Less: Waiver of investment management fees	(163,339)
Fees paid indirectly	(2,253)

Net expenses	1,830,132

NET INVESTMENT INCOME	7,525,214

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	2,446,923
Net change in unrealized depreciation on securities	(12,247,079)

NET REALIZED AND UNREALIZED LOSS	(9,800,156)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,274,942)

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,525,214	$13,510,322	$16,145,845
Net realized gain (loss) on investments	2,446,923	4,383,671	(2,156,334)
Net change in unrealized appreciation (depreciation) on investments	(12,247,079)	(1,136,238)	28,693,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,274,942)	16,757,755	42,683,490

DIVIDENDS:
Dividends from net investment income
Class A	(3,335,298)	(6,016,237)	(7,685,232)
Class B	(1,906,863)	(3,569,237)	(4,353,955)
Class C	(1,221,974)	(2,400,900)	(2,926,015)
Class Y	(1,022,184)	(1,523,948)	(1,180,643)

TOTAL DIVIDENDS	(7,486,319)	(13,510,322)	(16,145,845)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,328,308, 2,084,715 and 6,114,951 shares, respectively]	13,151,631	20,269,401	56,583,314
Capital shares issued in reinvestment of dividends and distributions [262,390, 453,675 and 558,146 shares, respectively]	2,585,798	4,420,593	5,209,212
Capital shares repurchased [(1,857,161), (4,299,960) and (5,113,580) shares, respectively]	(18,352,925)	(41,442,586)	(47,292,664)

Total Class A transactions	(2,615,496)	(16,752,592)	14,499,862

Class B
Capital shares sold [345,975, 1,051,609 and 2,961,118 shares, respectively]	3,432,598	10,283,684	27,335,926
Capital shares issued in reinvestment of dividends and distributions [122,177, 229,300 and 293,736 shares, respectively]	1,202,818	2,231,880	2,739,041
Capital shares repurchased [(1,278,996), (2,085,374) and (1,479,216) shares, respectively]	(12,624,443)	(20,173,568)	(13,738,019)

Total Class B transactions	(7,989,027)	(7,658,004)	16,336,948

Class C
Capital shares sold [324,146, 685,355 and 3,672,140 shares, respectively]	3,219,140	6,688,262	33,797,517
Capital shares issued in reinvestment of dividends and distributions [66,192, 133,187 and 176,725 shares, respectively]	651,821	1,296,604	1,651,963
Capital shares repurchased [(921,343), (2,090,015) and (1,355,437) shares, respectively]	(9,103,814)	(20,187,854)	(12,599,512)

Total Class C transactions	(5,232,853)	(12,202,988)	22,849,968

Class Y
Capital shares sold [472,256, 875,090 and 2,418,221 shares, respectively]	4,660,279	8,574,705	22,541,955
Capital shares issued in reinvestment of dividends and distributions [70,915, 97,481 and 79,166 shares, respectively]	698,521	950,230	747,112
Capital shares repurchased [(422,516), (627,369) and (411,899) shares, respectively]	(4,163,218)	(6,106,736)	(3,857,631)

Total Class Y transactions	1,195,582	3,418,199	19,431,436

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,641,794)	(33,195,385)	73,118,214

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,403,055)	(29,947,952)	99,655,859
NET ASSETS:
Beginning of period	255,326,661	285,274,613	185,618,754

End of period (a)	$230,923,606	$255,326,661	$285,274,613

Includes accumulated undistributed net investment income of	$21,470	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $59,531,217)	$65,202,390
Receivable for securities sold	452,950
Dividends, interest and other receivables	287,883
Receivable for Fund shares sold	204,064
Receivable from investment manager	7,771
Other assets	54,540

Total assets	66,209,598

LIABILITIES
Overdraft payable	6,410
Payable for Fund shares redeemed	264,006
Transfer agent fees payable	68,904
Distribution fees payable	5,829
Administrative fees payable	1,941
Accrued expenses	12,071

Total liabilities	359,161

NET ASSETS	$65,850,437

Net assets were comprised of:
Paid in capital	$90,093,892
Accumulated overdistributed net investment income	(176,317)
Accumulated net realized loss	(29,740,405)
Unrealized appreciation on investments	5,673,267

Net assets	$65,850,437

Class A
Net asset value, offering and redemption price per share, $33,340,789 / 2,455,242 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.58
Maximum sales charge (4.75% of offering price)	0.68

Maximum offering price to public	$14.26

Class B
Net asset value and offering price per share, $18, 091, 662 / 1,405,876 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.87

Class C
Net asset value and offering price per share, $9,236,238 / 712,927 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.96

Class Y
Net asset value, offering and redemption price per share, $5,181,748 / 374,459 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.84

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,222 foreign withholding tax)	$596,481
Interest	3,774
Securities lending (net)	415

Total income	600,670

EXPENSES
Investment management fees	303,188
Transfer agent fees	146,906
Administrative fees	12,555
Printing and mailing expenses	10,209
Insurance fees	17,885
Professional fees	16,980
Custodian fees	10,299
Sub-Transfer agent fees	8,742
Directors’ fees	1,931
Distribution fees - Class A	77,129
Distribution fees - Class B	94,256
Distribution fees - Class C	46,729
Miscellaneous	30,153

Gross expenses	776,962
Less: Waiver of investment management fees	(58,885)
Fees paid indirectly	(12,804)

Net expenses	705,273

NET INVESTMENT LOSS	(104,603)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	5,472,349
Foreign currency transactions	14,674

Net realized gain	5,487,023

Change in unrealized depreciation on:
Securities	(865,473)
Foreign currency translations	(3,497)

Net change in unrealized depreciation	(868,970)

NET REALIZED AND UNREALIZED GAIN	4,618,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,513,450

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE INTERNATIONAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(104,603)	$(27,352)	$(50,720)
Net realized gain (loss) on investments and foreign currency transactions	5,487,023	4,481,912	(7,345,406)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(868,970)	(7,882,347)	24,050,931

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS DIVIDENDS:	4,513,450	(3,427,787)	16,654,805

Dividends from net investment income
Class A	(46,848)	—	—
Class B	(27,276)	—	—
Class C	(13,225)	—	—
Class Y	(21,114)	—	—

TOTAL DIVIDENDS	(108,463)	—	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [432,976, 760,858 and 1,252,955 shares, respectively]	5,981,646	10,032,261	13,592,030
Capital shares issued in reinvestment of dividends and distributions [3,295, 0 and 0 shares, respectively]	45,501	—	—
Capital shares repurchased [(527,285), (488,781) and (1,233,862) shares, respectively]	(7,257,346)	(6,332,515)	(13,054,146)

Total Class A transactions	(1,230,199)	3,699,746	537,884

Class B
Capital shares sold [138,831, 309,780 and 504,238 shares, respectively]	1,820,980	3,938,320	5,331,301
Capital shares issued in reinvestment of dividends and distributions [1,968, 0 and 0 shares, respectively]	25,819	—	—
Capital shares repurchased [(221,638), (523,035) and (513,744) shares, respectively]	(2,900,321)	(6,509,336)	(5,216,817)

Total Class B transactions	(1,053,522)	(2,571,016)	114,484

Class C
Capital shares sold [100,937, 181,399 and 459,972 shares, respectively]	1,329,212	2,289,945	4,894,136
Capital shares issued in reinvestment of dividends and distributions [918, 0 and 0 shares, respectively]	12,129	—	—
Capital shares repurchased [(103,388), (144,040) and (422,161) shares, respectively]	(1,357,400)	(1,789,019)	(4,445,305)

Total Class C transactions	(16,059)	500,926	448,831

Class Y
Capital shares sold [55,354, 261,411 and 1,372,232 shares, respectively]	772,485	3,534,630	14,913,534
Capital shares issued in reinvestment of dividends and distributions [1,501, 0 and 0 shares, respectively]	21,084	—	—
Capital shares repurchased [(844,220), (212,907) and (1,280,953) shares, respectively]	(11,981,985)	(2,788,349)	(13,805,814)

Total Class Y transactions	(11,188,416)	746,281	1,107,720

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,488,196)	2,375,937	2,208,919

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,083,209)	(1,051,850)	18,863,724
NET ASSETS:
Beginning of period	74,933,646	75,985,496	57,121,772

End of period (a)	$65,850,437	$74,933,646	$75,985,496

(a) Includes accumulated overdistributed net investment income of	$(176,317)	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $107,345,137)	$112,579,450
Receivable for securities sold	1,201,088
Receivable for Fund shares sold	903,506
Dividends, interest and other receivables	392,162
Receivable from investment manager	43,602
Other assets	57,754

Total assets	115,177,562

LIABILITIES
Overdraft payable	324,013
Payable for Fund shares redeemed	1,113,394
Payable for securities purchased	751,621
Distribution fees payable	11,017
Administrative fees payable	3,302
Accrued expenses	165,749

Total liabilities	2,369,096

NET ASSETS	$112,808,466

Net assets were comprised of:
Paid in capital	$138,946,766
Accumulated undistributed net investment income	249,887
Accumulated net realized loss	(31,590,840)
Unrealized appreciation on investments	5,202,653

Net assets	$112,808,466

Class A
Net asset value, offering and redemption price per share, $59,720,824 / 8,659,360 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.90
Maximum sales charge (4.75% of offering price)	0.34

Maximum offering price to public	$7.24

Class B
Net asset value and offering price per share, $46,092,434 / 6,846,825 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.73

Class C
Net asset value and offering price per share, $6,684,195 / 996,338 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.71

Class Y
Net asset value, offering and redemption price per share, $311,013 / 44,749 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.95

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$863,085
Interest	758,265

Total income	1,621,350

EXPENSES
Investment management fees	447,620
Transfer agent fees	211,918
Custodian fees	60,173
Insurance fees	25,608
Administrative fees	21,036
Professional fees	18,400
Printing and mailing expenses	17,276
Sub-Transfer agent fees	14,013
Directors’ fees	3,228
Distribution fees - Class A	136,596
Distribution fees - Class B	257,479
Distribution fees - Class C	33,987
Miscellaneous	33,428

Gross expenses	1,280,762
Less: Waiver of investment management fees	(255,069)

Net expenses	1,025,693

NET INVESTMENT INCOME	595,657

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	3,905,919
Futures	51,589
Foreign currency transactions	(2,221)

Net realized gain	3,955,287

Change in unrealized depreciation on:
Securities	(403,792)
Futures	(9,630)

Net change in unrealized depreciation	(413,422)

NET REALIZED AND UNREALIZED GAIN	3,541,865

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,137,522

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$595,657	$320,976	$440,972
Net realized gain on investments and foreign currency transactions	3,955,287	7,785,783	315,951
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(413,422)	(6,291,478)	21,822,590

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,137,522	1,815,281	22,579,513

DIVIDENDS:
Dividends from net investment income
Class A	(500,632)	—	(489,743)
Class B	(143,249)	—	(221,365)
Class C	(18,354)	—	(28,213)
Class Y	(4,511)	—	(4,652)

TOTAL DIVIDENDS	(666,746)	—	(743,973)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [981,738, 2,142,195 and 1,457,641 shares, respectively]	6,864,097	14,276,434	8,974,311
Capital shares exchanged due to merger [0, 0 and 715,255 shares, respectively]	—	—	3,869,530
Capital shares issued in reinvestment of dividends [66,875, 0 and 71,401 shares, respectively]	474,144	—	466,915
Capital shares repurchased [(1,522,900), (1,752,487) and (2,072,674) shares, respectively]	(10,651,784)	(11,668,318)	(12,266,554)

Total Class A transactions	(3,313,543)	2,608,116	1,044,202

Class B
Capital shares sold [304,108, 691,443 and 1,078,927 shares, respectively]	2,077,438	4,504,088	6,279,445
Capital shares exchanged due to merger [0, 0 and 769,770 shares, respectively]	—	—	4,064,388
Capital shares issued in reinvestment of dividends [19,826, 0 and 33,254 shares, respectively]	137,400	—	212,273
Capital shares repurchased [(1,606,331), (2,755,735) and (2,970,747) shares, respectively]	(10,964,736)	(17,901,854)	(17,261,995)

Total Class B transactions	(8,749,898)	(13,397,766)	(6,705,889)

Class C
Capital shares sold [76,211, 260,265 and 268,132 shares, respectively]	517,148	1,686,944	1,563,335
Capital shares exchanged due to merger [0, 0 and 283,161 shares, respectively]	—	—	1,492,258
Capital shares issued in reinvestment of dividends [2,537, 0 and 4,222 shares, respectively]	17,531	—	26,897
Capital shares repurchased [(114,617), (183,130) and (250,402) shares, respectively]	(781,024)	(1,179,779)	(1,450,794)

Total Class C transactions	(246,345)	507,165	1,631,696

Class Y
Capital shares sold [181, 2,151 and 3,418 shares, respectively]	1,266	14,453	19,962
Capital shares exchanged due to merger [0, 0 and 30,735 shares, respectively]	—	—	167,917
Capital shares issued in reinvestment of dividends [541, 0 and 580 shares, respectively]	3,859	—	3,817
Capital shares repurchased [(12,010), (2,267) and (9,471) shares, respectively]	(85,038)	(15,314)	(55,310)

Total Class Y transactions	(79,913)	(861)	136,386

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,389,699)	(10,283,346)	(3,893,605)

TOTAL DECREASE IN NET ASSETS	(8,918,923)	(8,468,065)	(17,941,935)
NET ASSETS:
Beginning of period	121,727,389	130,195,454	112,253,519

End of period (a)	$112,808,466	$121,727,389	$130,195,454

(a) Includes accumulated undistributed net investment income of	$249,887	$320,976	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $304,535,611)	$311,052,592
Cash	53,912
Foreign cash (Cost $626,639)	624,696
Receivable for Fund shares sold	3,003,885
Dividends, interest and other receivables	281,445
Receivable for securities sold	13,334
Other assets	68,139

Total assets	315,098,003

LIABILITIES
Payable for securities purchased	2,667,183
Payable for Fund shares redeemed	649,383
Investment management fees payable	38,268
Distribution fees payable	27,644
Administrative fees payable	8,854
Accrued expenses	123,203

Total liabilities	3,514,535

NET ASSETS	$311,583,468

Net assets were comprised of:
Paid in capital	$300,159,626
Accumulated net investment loss	(261,126)
Accumulated undistributed net realized gain	5,170,453
Unrealized appreciation on investments	6,514,515

Net assets	$311,583,468

Class A
Net asset value, offering and redemption price per share, $149,014,210 / 13,214,805 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.28
Maximum sales charge (4.75% of offering price)	0.56

Maximum offering price to public	$11.84

Class B
Net asset value and offering price per share, $48,302,030 / 4,389,305 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.00

Class C
Net asset value and offering price per share, $86,792,705 / 7,885,591 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.01

Class Y
Net asset value, offering and redemption price per share, $27,474,523 / 2,389,116 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.50

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $61 foreign withholding tax)	$1,305,372
Interest	999,845
Securities lending (net)	218

Total income	2,305,435

EXPENSES
Investment management fees	1,229,818
Transfer agent fees	181,968
Sub-Transfer agent fees	52,445
Administrative fees	48,154
Custodian fees	44,277
Printing and mailing expenses	38,590
Professional fees	25,864
Insurance fees	17,879
Directors’ fees	7,087
Distribution fees - Class A	295,875
Distribution fees - Class B	232,995
Distribution fees - Class C	390,833
Miscellaneous	48,068

Gross expenses	2,613,853
Less: Fees paid indirectly	(47,292)

Net expenses	2,566,561

NET INVESTMENT LOSS	(261,126)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	5,694,325
Foreign currency transactions	1,687

Net realized gain	5,696,012

Change in unrealized appreciation (depreciation) on:
Securities	2,744,188
Foreign currency translations	(2,555)

Net change in unrealized appreciation	2,741,633

NET REALIZED AND UNREALIZED GAIN	8,437,645

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,176,519

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(261,126)	$(1,030,402)	$(835,259)
Net realized gain on investments and foreign currency transactions	5,696,012	7,199,227	6,685,189
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,741,633	(2,779,097)	8,543,854

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,176,519	3,389,728	14,393,784

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(4,249,512)	—	(881,310)
Class B	(1,594,755)	—	(469,383)
Class C	(2,570,787)	—	(556,421)
Class Y	(446,324)	—	(64,456)

TOTAL DISTRIBUTIONS	(8,861,378)	—	(1,971,570)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [3,930,317, 6,266,661 and 3,607,784 shares, respectively]	44,765,291	69,864,433	38,084,596
Capital shares issued in reinvestment of distributions [309,857, 0 and 63,530 shares, respectively]	3,507,579	—	696,924
Capital shares repurchased [(1,720,891), (1,717,553) and (724,035) shares, respectively]	(19,601,718)	(19,094,657)	(7,355,890)

Total Class A transactions	28,671,152	50,769,776	31,425,630

Class B
Capital shares sold [540,253, 1,554,114 and 1,321,036 shares, respectively]	6,019,774	17,003,245	13,637,817
Capital shares issued in reinvestment of distributions [124,177, 0 and 36,566 shares, respectively]	1,374,634	—	394,554
Capital shares repurchased [(385,490), (715,616) and (540,701) shares, respectively]	(4,298,864)	(7,806,644)	(5,446,090)

Total Class B transactions	3,095,544	9,196,601	8,586,281

Class C
Capital shares sold [1,969,161, 3,202,365 and 2,371,279 shares, respectively]	21,921,683	35,034,961	24,677,345
Capital shares issued in reinvestment of distributions [169,865, 0 and 38,272 shares, respectively]	1,880,407	—	412,962
Capital shares repurchased [(730,664), (669,611) and (364,709) shares, respectively]	(8,141,204)	(7,296,623)	(3,658,928)

Total Class C transactions	15,660,886	27,738,338	21,431,379

Class Y
Capital shares sold [1,526,362, 746,495 and 374,614 shares, respectively]	17,737,629	8,439,520	3,990,948
Capital shares issued in reinvestment of distributions [17,615, 0 and 1,433 shares, respectively]	202,923	—	15,903
Capital shares repurchased [(202,974), (135,031) and (43,141) shares, respectively]	(2,354,427)	(1,523,231)	(447,153)

Total Class Y transactions	15,586,125	6,916,289	3,559,698

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	63,013,707	94,621,004	65,002,988

TOTAL INCREASE IN NET ASSETS	62,328,848	98,010,732	77,425,202
NET ASSETS:
Beginning of period	249,254,620	151,243,888	73,818,686

End of period (a)	$311,583,468	$249,254,620	$151,243,888

(a) Includes accumulated overdistributed net investment income of	$(261,126)	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $363,106,347)	$363,106,347
Receivable for Fund shares sold	3,910,733
Dividends, interest and other receivables	410,758
Other assets	65,819

Total assets	367,493,657

LIABILITIES
Overdraft payable	1,469,304
Payable for Fund shares redeemed	2,407,146
Dividends payable	620,542
Investment management fees payable	55,420
Administrative fees payable	10,165
Accrued expenses	1,134,110

Total liabilities	5,696,687

NET ASSETS	$361,796,970

Net assets were comprised of:
Paid in capital	$361,791,031
Accumulated undistributed net investment income	1,400
Accumulated undistributed net realized gain	4,539

Net assets	$361,796,970

Class A
Net asset value, offering and redemption price per share, $311,429,475 / 311,425,011 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class B
Net asset value and offering price per share, $32,234,466 / 32,234,246 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class C
Net asset value and offering price per share, $10,437,927 / 10,437,628 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class Y
Net asset value, offering and redemption price per share, $7,695,102 / 7,694,759 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$4,222,278

EXPENSES
Investment management fees	628,175
Sub-Transfer agent fees	299,564
Transfer agent fees	206,741
Administrative fees	63,283
Printing and mailing expenses	52,014
Custodian fees	34,862
Professional fees	29,703
Insurance fees	22,500
Directors’ fees	9,893
Miscellaneous	64,900

Gross expenses	1,411,635
Less: Waiver of investment management fees	(154,591)

Net expenses	1,257,044

NET INVESTMENT INCOME	2,965,234

REALIZED GAIN
Net realized gain on securities	4,539

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,969,773

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,965,234	$2,114,765	$2,976,813
Net realized gain on investments	4,539	—	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,969,773	2,114,765	2,976,813

DIVIDENDS:
Dividends from net investment income
Class A	(2,531,927)	(1,821,509)	(2,490,574)
Class B	(278,257)	(200,018)	(372,211)
Class C	(87,658)	(56,323)	(88,020)
Class Y	(65,992)	(36,915)	(26,008)

TOTAL DIVIDENDS	(2,963,834)	(2,114,765)	(2,976,813)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [82,905,097, 177,395,232 and 364,525,321 shares, respectively]	82,905,086	177,395,233	364,525,321
Capital shares issued in reinvestment of dividends [1,978,937, 1,794,168 and 2,473,747 shares, respectively]	1,978,937	1,794,168	2,473,747
Capital shares repurchased [(108,802,811), (201,431,917) and (273,573,668) shares, respectively]	(108,802,812)	(201,431,917)	(273,573,668)

Total Class A transactions	(23,918,789)	(22,242,516)	93,425,400

Class B
Capital shares sold [9,119,651, 22,242,398 and 35,438,621 shares, respectively]	9,119,651	22,242,398	35,438,621
Capital shares issued in reinvestment of dividends [208,675, 197,016 and 347,688 shares, respectively]	208,675	197,016	347,688
Capital shares repurchased [(15,763,361), (30,222,314) and (45,657,081) shares, respectively]	(15,763,962)	(30,222,314)	(45,657,081)

Total Class B transactions	(6,435,636)	(7,782,900)	(9,870,772)

Class C
Capital shares sold [5,995,956, 11,094,851 and 19,734,566 shares, respectively]	5,995,956	11,094,851	19,734,566
Capital shares issued in reinvestment of dividends [64,902, 55,478 and 81,328 shares, respectively]	64,902	55,478	81,328
Capital shares repurchased [(6,924,447), (10,584,205) and (21,856,323) shares, respectively]	(6,924,447)	(10,584,205)	(21,856,323)

Total Class C transactions	(863,589)	566,124	(2,040,429)

Class Y
Capital shares sold [1,924,258, 4,661,824 and 2,660,554 shares, respectively]	1,924,258	4,661,824	2,660,554
Capital shares issued in reinvestment of dividends [52,356, 36,361 and 25,914 shares, respectively]	52,356	36,361	25,914
Capital shares repurchased [(1,851,070), (2,067,739) and (2,045,742) shares, respectively]	(1,851,070)	(2,067,739)	(2,045,742)

Total Class Y transactions	125,544	2,630,446	640,726

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(31,092,470)	(26,828,846)	82,154,925

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,086,531)	(26,828,846)	82,154,925
NET ASSETS:
Beginning of period	392,883,501	419,712,347	337,557,422

End of period (a)	$361,796,970	$392,883,501	$419,712,347

(a) Includes accumulated undistributed net investment income of	$1,400	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MULTI-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $75,729,134)	$74,782,131
Receivable for securities sold	198,787
Receivable for Fund shares sold	102,197
Dividends, interest and other receivables	58,008
Receivable from investment manager	12,172
Other assets	56,680

Total assets	75,209,975

LIABILITIES
Payable for securities purchased	537,200
Payable for Fund shares redeemed	319,654
Distribution fees payable	8,084
Administrative fees payable	2,186
Accrued expenses	115,996

Total liabilities	983,120

NET ASSETS	$74,226,855

Net assets were comprised of:
Paid in capital	$198,746,965
Accumulated undistributed net investment income	4,816
Accumulated net realized loss	(123,577,923)
Unrealized depreciation on investments	(947,003)

Net assets	$74,226,855

Class A
Net asset value, offering and redemption price per share, $28,039,643 / 4,002,380 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.01
Maximum sales charge (4.75% of offering price)	0.35

Maximum offering price to public	$7.36

Class B
Net asset value and offering price per share, $36,227,458 / 5,336,722 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.79

Class C
Net asset value and offering price per share, $9,769,086 / 1,441,782 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.78

Class Y
Net asset value, offering and redemption price per share, $190,668 / 26,582 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.17

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $304 foreign withholding tax)	$761,954
Interest	24,628

Total income	786,582

EXPENSES
Investment management fees	404,061
Transfer agent fees	200,662
Custodian fees	20,440
Insurance fees	20,348
Professional fees	16,882
Administrative fees	14,232
Sub-Transfer agent fees	11,839
Printing and mailing expenses	11,681
Directors’ fees	2,171
Distribution fees - Class A	68,425
Distribution fees - Class B	197,205
Distribution fees - Class C	53,428
Miscellaneous	25,955

Gross expenses	1,047,329
Less: Waiver of investment management fees	(100,964)
Fees paid indirectly	(164,599)

Net expenses	781,766

NET INVESTMENT INCOME	4,816

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	15,133,240
Net change in unrealized depreciation on securities	(9,904,819)

NET REALIZED AND UNREALIZED GAIN	5,228,421

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,233,237

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MULTI-CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,816	$(1,496,957)	$(1,384,246)
Net realized gain on investments	15,133,240	3,830,048	7,145,330
Net change in unrealized appreciation (depreciation) on investments	(9,904,819)	(5,211,068)	17,324,410

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,233,237	(2,877,977)	23,085,494

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [387,105, 1,170,930 and 1,102,927 shares, respectively]	2,742,347	8,033,475	6,775,534
Capital shares repurchased [(1,017,726), (1,374,538) and (1,418,516) shares, respectively]	(7,219,638)	(9,251,219)	(8,204,493)

Total Class A transactions	(4,477,291)	(1,217,744)	(1,428,959)

Class B
Capital shares sold [234,010, 657,854 and 1,161,430 shares, respectively]	1,610,214	4,370,617	6,832,673
Capital shares repurchased [(1,053,431), (1,593,450) and (1,374,830) shares, respectively]	(7,272,853)	(10,488,694)	(7,886,822)

Total Class B transactions	(5,662,639)	(6,118,077)	(1,054,149)

Class C
Capital shares sold [100,762, 228,796 and 412,468 shares, respectively]	693,728	1,499,696	2,444,804
Capital shares repurchased [(336,271), (459,585) and (508,792) shares, respectively]	(2,319,476)	(3,019,558)	(2,901,044)

Total Class C transactions	(1,625,748)	(1,519,862)	(456,240)

Class Y
Capital shares sold [1,684, 31,071 and 152,958 shares, respectively]	12,208	218,871	861,160
Capital shares repurchased [(18,948), (177,996) and (22,911) shares, respectively]	(137,604)	(1,174,166)	(144,285)

Total Class Y transactions	(125,396)	(955,295)	716,875

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,891,074)	(9,810,978)	(2,222,473)

TOTAL DECREASE IN NET ASSETS	(6,657,837)	(12,688,955)	20,863,021
NET ASSETS:
Beginning of period	80,884,692	93,573,647	72,710,626

End of period (a)	$74,226,855	$80,884,692	$93,573,647

(a) Includes accumulated undistributed net investment income of	$4,816	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SHORT DURATION BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $29,915,663)	$29,677,416
Receivable for securities sold	2,567,003
Dividends, interest and other receivables	191,888
Receivable for Fund shares sold	119,890
Receivable from investment manager	14,031
Other assets	43,554

Total assets	32,613,782

LIABILITIES
Overdraft payable	1,090,084
Dividends payable	72,875
Payable for Fund shares redeemed	36,545
Distribution fees payable	2,523
Administrative fees payable	903
Accrued expenses	33,046

Total liabilities	1,235,976

NET ASSETS	$31,377,806

Net assets were comprised of:
Paid in capital	$31,713,689
Accumulated overdistributed net investment income	(3,318)
Accumulated net realized loss	(94,318)
Unrealized depreciation on investments	(238,247)

Net assets	$31,377,806

Class A
Net asset value, offering and redemption price per share, $15,372,109 / 1,547,006 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.94
Maximum sales charge (3.5% of offering price)	0.36

Maximum offering price to public	$10.30

Class B
Net asset value and offering price per share, $8,439,696 / 851,002 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.92

Class C
Net asset value and offering price per share, $6,136,326 / 618,813 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.92

Class Y
Net asset value, offering and redemption price per share, $1,429,675 / 143,817 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.94

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$598,788

EXPENSES
Investment management fees	69,515
Transfer agent fees	32,824
Professional fees	14,491
Insurance fees	14,449
Custodian fees	10,589
Administrative fees	5,442
Printing and mailing expenses	4,444
Sub-Transfer agent fees	3,099
Directors’ fees	827
Distribution fees - Class A	18,317
Distribution fees - Class B	42,272
Distribution fees - Class C	31,886
Miscellaneous	26,322

Gross expenses	274,477
Less: Waiver of investment management fees	(69,515)
Reimbursement from investment manager	(12,171)

Net expenses	192,791

NET INVESTMENT INCOME	405,997

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(94,318)
Net change in unrealized depreciation on securities	(114,184)

NET REALIZED AND UNREALIZED LOSS	(208,502)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,495

See Notes Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SHORT DURATION BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$405,997	$495,042	$387,228
Net realized gain (loss) on investments	(94,318)	16,087	10,461
Net change in unrealized appreciation (depreciation) on investments	(114,184)	(195,364)	58,059

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	197,495	315,765	455,748

DIVIDENDS:
Dividends from net investment income
Class A	(219,905)	(254,621)	(203,013)
Class B	(95,099)	(129,881)	(119,873)
Class C	(71,740)	(87,963)	(68,918)
Class Y	(22,571)	(31,811)	(31,109)

TOTAL DIVIDENDS	(409,315)	(504,276)	(422,913)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [434,296, 666,740 and 1,562,245 shares, respectively]	4,331,189	6,690,964	15,730,491
Capital shares issued in reinvestment of dividends [19,045, 21,249 and 15,453 shares, respectively]	189,651	213,194	155,720
Capital shares repurchased [(280,511), (453,639) and (653,041) shares, respectively]	(2,793,951)	(4,557,294)	(6,574,343)

Total Class A transactions	1,726,889	2,346,864	9,311,868

Class B
Capital shares sold [89,074, 300,018 and 896,233 shares, respectively]	883,921	3,007,684	9,007,592
Capital shares issued in reinvestment of dividends [7,212, 9,864 and 8,765 shares, respectively]	71,676	98,819	88,144
Capital shares repurchased [(140,626), (338,833) and (207,267) shares, respectively]	(1,398,751)	(3,396,545)	(2,083,126)

Total Class B transactions	(443,154)	(290,042)	7,012,610

Class C
Capital shares sold [70,115, 327,481 and 458,119 shares, respectively]	696,750	3,279,654	4,607,510
Capital shares issued in reinvestment of dividends [4,766, 5,952 and 3,982 shares, respectively]	47,377	59,589	40,031
Capital shares repurchased [(126,347), (203,362) and (132,743) shares, respectively]	(1,255,862)	(2,036,777)	(1,334,505)

Total Class C transactions	(511,735)	1,302,466	3,313,036

Class Y
Capital shares sold [6,694, 28,768 and 24,332 shares, respectively]	66,400	289,693	246,160
Capital shares issued in reinvestment of dividends [491, 664 and 183 shares, respectively]	4,895	6,660	1,844
Capital shares repurchased [(5,729), (7,506) and (14,087) shares, respectively]	(57,138)	(75,213)	(142,306)

Total Class Y transactions	14,157	221,140	105,698

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	786,157	3,580,428	19,743,212

TOTAL INCREASE IN NET ASSETS	574,337	3,391,917	19,776,047
NET ASSETS:
Beginning of period	30,803,469	27,411,552	7,635,505

End of period (a)	$31,377,806	$30,803,469	$27,411,552

(a) Includes accumulated overdistributed net investment income of	$(3,318)	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $ 102,044,744)	$96,814,977
Receivable for securities sold	1,699,677
Receivable for Fund shares sold	311,938
Receivable from investment manager	35,176
Dividends, interest and other receivables	8,501
Other assets	58,899

Total assets	98,929,168

LIABILITIES
Payable for securities purchased	946,095
Payable for Fund shares redeemed	510,645
Distribution fees payable	9,204
Administrative fees payable	2,963
Accrued expenses	107,319

Total liabilities	1,576,226

NET ASSETS	$97,352,942

Net assets were comprised of:
Paid in capital	$98,524,997
Accumulated net investment loss	(410,368)
Accumulated undistributed net realized gain	4,468,080
Unrealized depreciation on investments	(5,229,767)

Net assets	$97,352,942

Class A
Net asset value, offering and redemption price per share, $40,313,576 / 1,556,426 shares outstanding (unlimited amount authorized: $0.001 par value)	$25.90
Maximum sales charge (4.75% of offering price)	1.29

Maximum offering price to public	$27.19

Class B
Net asset value and offering price per share, $33,911,359 / 1,375,213 shares outstanding (unlimited amount authorized: $0.001 par value)	$24.66

Class C
Net asset value and offering price per share, $13,574,699 / 548,569 shares outstanding (unlimited amount authorized: $0.001 par value)	$24.75

Class Y
Net asset value, offering and redemption price per share, $9,553,308 / 355,845 shares outstanding (unlimited amount authorized: $0.001 par value)	$26.85

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,096 foreign withholding tax)	$107,809
Interest	41,824
Securities lending (net)	1,178

Total income	150,811

EXPENSES
Investment management fees	546,680
Transfer agent fees	183,374
Sub-Transfer agent fees	41,325
Insurance fees	21,048
Custodian fees	19,877
Administrative fees	19,255
Professional fees	18,241
Printing and mailing expenses	15,746
Directors’ fees	2,926
Distribution fees - Class A	101,066
Distribution fees - Class B	191,462
Distribution fees - Class C	78,458
Miscellaneous	31,029

Gross expenses	1,270,487
Less: Waiver of investment management fees	(243,140)
Fees paid indirectly	(466,168)

Net expenses	561,179

NET INVESTMENT LOSS	(410,368)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	17,524,637

Change in unrealized depreciation on:
Securities	(18,743,441)
Foreign currency translations	(518)

Net change in unrealized depreciation	(18,743,959)

NET REALIZED AND UNREALIZED LOSS	(1,219,322)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,629,690)

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(410,368)	$(1,467,807)	$(1,577,580)
Net realized gain (loss) on investments and foreign currency transactions	17,524,637	353,032	(9,546,879)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(18,743,959)	(611,639)	31,596,052

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,629,690)	(1,726,414)	20,471,593

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [258,179, 480,830 and 710,256 shares, respectively]	7,281,712	12,727,936	16,553,454
Capital shares repurchased [(372,362), (465,901) and (512,231) shares, respectively]	(10,498,750)	(12,200,407)	(12,219,236)

Total Class A transactions	(3,217,038)	527,529	4,334,218

Class B
Capital shares sold [89,806, 184,737 and 366,283 shares, respectively]	2,408,954	4,712,486	8,260,168
Capital shares repurchased [(196,996), (353,102) and (309,628) shares, respectively]	(5,272,134)	(8,846,793)	(6,800,164)

Total Class B transactions	(2,863,180)	(4,134,307)	1,460,004

Class C
Capital shares sold [57,674, 158,784 and 273,884 shares, respectively]	1,546,827	4,040,386	6,184,385
Capital shares repurchased [(134,880), (176,875) and (126,312) shares, respectively]	(3,629,067)	(4,441,546)	(2,860,181)

Total Class C transactions	(2,082,240)	(401,160)	3,324,204

Class Y
Capital shares sold [62,488, 66,216 and 154,541 shares, respectively]	1,819,730	1,779,624	3,717,976
Capital shares repurchased [(88,109), (95,581) and (72,213) shares, respectively]	(2,579,101)	(2,615,591)	(1,817,400)

Total Class Y transactions	(759,371)	(835,967)	1,900,576

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,921,829)	(4,843,905)	11,019,002

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,551,519)	(6,570,319)	31,490,595
NET ASSETS:
Beginning of period	107,904,461	114,474,780	82,984,185

End of period (a)	$97,352,942	$107,904,461	$114,474,780

(a) Includes accumulated overdistributed net investment income of	$(410,368)	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value:
Unaffiliated issuers (Cost $424,651,714)	$579,364,883
Affiliated issuer (Cost $563,823)	793,050
Receivable for securities sold	1,953,358
Receivable for Fund shares sold	1,116,883
Dividends, interest and other receivables	233,125
Other assets	73,082

Total assets	583,534,381

LIABILITIES
Overdraft payable	5,146,704
Payable for Fund shares redeemed	1,599,039
Payable for securities purchased	546,000
Investment management fees payable	59,564
Distribution fees payable	59,175
Administrative fees payable	17,178
Accrued expenses	436,806

Total liabilities	7,864,466

NET ASSETS	$575,669,915

Net assets were comprised of:
Paid in capital	$418,340,363
Accumulated net investment loss	(2,187,626)
Accumulated undistributed net realized gain	4,574,782
Unrealized appreciation on investments	154,942,396

Net assets	$575,669,915

Class A
Net asset value, offering and redemption price per share, $248,161,982 / 22,915,399 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.83
Maximum sales charge (4.75% of offering price)	0.54

Maximum offering price to public	$11.37

Class B
Net asset value and offering price per share, $205,819,352 / 20,349,878 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.11

Class C
Net asset value and offering price per share, $111,082,050 / 10,707,709 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.37

Class Y
Net asset value, offering and redemption price per share, $10,606,531 / 929,741 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.41

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (including $6,120 of dividend income received from affiliate and net of $1,546 foreign withholding tax)	$3,554,833
Interest	56,483
Securities lending (net)	746

Total income	3,612,062

EXPENSES
Investment management fees	2,293,847
Transfer agent fees	639,523
Sub-Transfer agent fees	144,780
Administrative fees	107,679
Printing and mailing expenses	87,940
Custodian fees	80,094
Professional fees	41,990
Insurance fees	24,475
Directors’ fees	16,232
Distribution fees - Class A	594,007
Distribution fees - Class B	1,089,351
Distribution fees - Class C	595,993
Miscellaneous	93,820

Gross expenses	5,809,731
Less: Fees paid indirectly	(10,043)

Net expenses	5,799,688

NET INVESTMENT LOSS	(2,187,626)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	9,524,617
Net change in unrealized appreciation on securities	22,422,409

NET REALIZED AND UNREALIZED GAIN	31,947,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,759,400

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,187,626)	$(3,330,089)	$(3,599,490)
Net realized gain (loss) on investments and foreign currency transactions	9,524,617	12,857,356	(1,734,393)
Net change in unrealized appreciation on investments	22,422,409	26,693,537	160,832,831

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,759,400	36,220,804	155,498,948

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(3,477,468)	—	—
Class B	(3,030,602)	—	—
Class C	(1,633,776)	—	—
Class Y	(129,682)	—	—

TOTAL DISTRIBUTIONS	(8,271,528)	—	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [2,480,431, 5,521,926 and 6,172,557 shares, respectively]	27,816,406	55,847,527	50,888,658
Capital shares issued in reinvestment of distributions [272,458, 0 and 0 shares, respectively]	3,100,575	—	—
Capital shares repurchased [(4,178,450), (6,756,801) and (7,251,477) shares, respectively]	(46,954,804)	(67,906,655)	(56,856,555)

Total Class A transactions	(16,037,823)	(12,059,128)	(5,967,897)

Class B
Capital shares sold [1,140,713, 2,181,278 and 3,276,152 shares, respectively]	11,974,034	20,731,131	25,196,748
Capital shares issued in reinvestment of distributions [261,671, 0 and 0 shares, respectively]	2,786,766	—	—
Capital shares repurchased [(2,341,201), (3,713,644) and (3,779,480) shares, respectively]	(24,520,687)	(35,203,060)	(28,069,897)

Total Class B transactions	(9,759,887)	(14,471,929)	(2,873,149)

Class C
Capital shares sold [854,598, 2,127,488 and 3,051,530 shares, respectively]	9,188,281	20,688,196	24,447,800
Capital shares issued in reinvestment of distributions [128,127, 0 and 0 shares, respectively]	1,399,148	—	—
Capital shares repurchased [(1,701,768), (2,484,190) and (2,717,345) shares, respectively]	(18,313,803)	(24,138,069)	(20,942,132)

Total Class C transactions	(7,726,374)	(3,449,873)	3,505,668

Class Y
Capital shares sold [169,179, 241,245 and 344,163 shares, respectively]	1,984,768	2,543,204	3,023,385
Capital shares issued in reinvestment of distributions [8,282, 0 and 0 shares, respectively]	99,142	—	—
Capital shares repurchased [(121,380), (315,345) and (312,105) shares, respectively]	(1,442,790)	(3,590,269)	(2,702,739)

Total Class Y transactions	641,120	(1,047,065)	320,646

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,882,964)	(31,027,995)	(5,014,732)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,395,092)	5,192,809	150,484,216
NET ASSETS:
Beginning of period	587,065,007	581,872,198	431,387,982

End of period (a)	$575,669,915	$587,065,007	$581,872,198

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(2,187,626)	$—	$140,063

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $32,442,247)	$35,143,254
Cash	4,190
Dividends, interest and other receivables	66,028
Receivable from investment manager	27,983
Receivable for Fund shares sold	22,456
Other assets	41,926

Total assets	35,305,837

LIABILITIES
Payable for Fund shares redeemed	65,677
Distribution fees payable	3,573
Administrative fees payable	1,030
Accrued expenses	74,267

Total liabilities	144,547

NET ASSETS	$35,161,290

Net assets were comprised of:
Paid in capital	$32,886,696
Accumulated undistributed net investment income	32,452
Accumulated net realized loss	(458,865)
Unrealized appreciation on investments	2,701,007

Net assets	$35,161,290

Class A
Net asset value, offering and redemption price per share, $14,122,506 / 1,376,411 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.26
Maximum sales charge (4.75% of offering price)	0.51

Maximum offering price to public	$10.77

Class B
Net asset value and offering price per share, $12,989,421 / 1,283,749 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.12

Class C
Net asset value and offering price per share, $6,724,871 / 664,739 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.12

Class Y
Net asset value, offering and redemption price per share, $1,324,492 / 127,901 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.36

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$436,526
Interest	25,319

Total income	461,845

EXPENSES
Investment management fees	140,820
Transfer agent fees	48,648
Custodian fees	38,090
Insurance fees	21,065
Professional fees	14,892
Sub-Transfer agent fees	9,000
Administrative fees	6,617
Printing and mailing expenses	5,421
Directors’ fees	1,005
Distribution fees - Class A	33,537
Distribution fees - Class B	68,017
Distribution fees - Class C	38,275
Miscellaneous	20,265

Gross expenses	445,652
Less: Waiver of investment management fees	(108,335)

Net expenses	337,317

NET INVESTMENT INCOME	124,528

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	321,053
Net change in unrealized appreciation on securities	432,784

NET REALIZED AND UNREALIZED GAIN	753,837

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$878,365

See Notes to Financial Statements..

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$124,528	$(21,922)	$16,473
Net realized gain (loss) on investments	321,053	212,702	(143,667)
Net change in unrealized appreciation on investments	432,784	343,947	6,216,485

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	878,365	534,727	6,089,291

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(80,918)	—	(6,823)
Class B	(2,258)	—	—
Class C	(1,311)	—	—
Class Y	(13,769)	—	(5,347)

	(98,256)	—	(12,170)

Distributions from net realized capital gains
Class A	(10,915)	—	—
Class B	(9,962)	—	—
Class C	(5,784)	—	—
Class Y	(986)	—	—

	(27,647)	—	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(125,903)	—	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [264,168, 376,518 and 621,337 shares, respectively]	2,782,959	3,775,277	5,484,023
Capital shares issued in reinvestment of dividends and distributions [8,097, 0 and 613 shares, respectively]	86,633	—	5,953
Capital shares repurchased [(324,735), (291,507) and (261,291) shares, respectively]	(3,417,006)	(2,907,660)	(2,215,319)

Total Class A transactions	(547,414)	867,617	3,274,657

Class B
Capital shares sold [76,801, 269,031 and 456,028 shares, respectively]	794,580	2,660,518	3,966,209
Capital shares issued in reinvestment of dividends and distributions [1,029, 0 and 0 shares, respectively]	10,876	—	—
Capital shares repurchased [(154,044), (263,765) and (173,978) shares, respectively]	(1,589,895)	(2,606,012)	(1,467,567)

Total Class B transactions	(784,439)	54,506	2,498,642

Class C
Capital shares sold [39,196, 187,709 and 310,237 shares, respectively]	407,747	1,860,640	2,681,437
Capital shares issued in reinvestment of dividends and distributions [541, 0 and 0 shares, respectively]	5,721	—	—
Capital shares repurchased [(161,175), (139,422) and (96,060) shares, respectively]	(1,669,093)	(1,380,540)	(799,954)

Total Class C transactions	(1,255,625)	480,100	1,881,483

Class Y
Capital shares sold [1,332, 2,602 and 34,496 shares, respectively]	14,285	26,491	295,510
Capital shares issued in reinvestment of dividends and distributions [1,125, 0 and 430 shares, respectively].	12,125	—	4,216
Capital shares repurchased [(5,712), (7,245) and (40,167) shares, respectively]	(59,944)	(72,534)	(347,438)

Total Class Y transactions	(33,534)	(46,043)	(47,712)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,621,012)	1,356,180	7,607,070

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,868,550)	1,890,907	13,684,191
NET ASSETS:
Beginning of period	37,029,840	35,138,933	21,454,742

End of period (a)	$35,161,290	$37,029,840	$35,138,933

(a) Includes accumulated undistributed net investment income of	$32,452	$—	$6,180

See Note to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TAX-EXEMPT INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)
ASSETS
Investments at value (Cost $28,089,344)	$30,182,931
Dividends, interest and other receivables	458,244
Receivable for Fund shares sold	114,302
Receivable from investment manager	12,299
Other assets	54,929

Total assets	30,822,705

LIABILITIES
Overdraft payable	36,195
Dividends payable	85,289
Payable for Fund shares redeemed	16,142
Distribution fees payable	2,601
Administrative fees payable	879
Accrued expenses	49,083

Total liabilities	190,189

NET ASSETS	$30,632,516

Net assets were comprised of:
Paid in capital	$28,499,492
Accumulated undistributed net investment income	6,894
Accumulated undistributed net realized gain	32,543
Unrealized appreciation on investments	2,093,587

Net assets	$30,632,516

Class A
Net asset value, offering and redemption price per share, $20,840,198 / 1,476,126 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.12
Maximum sales charge (4.75% of offering price)	0.70

Maximum offering price to public	$14.82

Class B
Net asset value and offering price per share, $6,205,226 / 439,452 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.12

Class C
Net asset value and offering price per share, $3,479,136 / 246,445 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.12

Class Y
Net asset value, offering and redemption price per share, $107,956 / 7,645 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.12

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)
INVESTMENT INCOME
Interest	$722,793

EXPENSES
Investment management fees	77,287
Transfer agent fees	23,429
Insurance fees	17,805
Professional fees	14,509
Custodian fees	6,892
Administrative fees	5,450
Printing and mailing expenses	4,493
Sub-Transfer agent fees	1,915
Directors’ fees	843
Distribution fees - Class A	47,602
Distribution fees - Class B	31,630
Distribution fees - Class C	16,667
Miscellaneous	18,839

Gross expenses	267,361
Less: Waiver of investment management fees	(70,829)

Net expenses	196,532

NET INVESTMENT INCOME	526,261

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	32,589
Net change in unrealized depreciation on securities	(167,907)

NET REALIZED AND UNREALIZED LOSS	(135,318)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$390,943

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TAX-EXEMPT INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$526,261	$883,084	$1,150,774
Net realized gain on investments	32,589	27,119	361,227
Net change in unrealized depreciation on investments	(167,907)	(28,654)	(26,329)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	390,943	881,549	1,485,672

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(373,448)	(633,315)	(795,765)
Class B	(94,269)	(170,198)	(245,242)
Class C	(49,626)	(76,331)	(105,896)
Class Y	(2,024)	(3,240)	(3,871)

	(519,367)	(883,084)	(1,150,774)

Distributions from net realized capital gains
Class A	(18,705)	(42,079)	(174,718)
Class B	(5,560)	(13,719)	(61,259)
Class C	(2,800)	(6,047)	(26,268)
Class Y	(89)	(190)	(784)

	(27,154)	(62,035)	(263,029)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(546,521)	(945,119)	(1,413,803)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [58,547, 153,405 and 205,213 shares, respectively]	826,399	2,161,531	2,916,029
Capital shares issued in reinvestment of dividends and distributions [17,816, 32,920 and 46,689 shares, respectively]	250,959	461,225	662,869
Capital shares repurchased [(153,452), (236,830) and (363,660) shares, respectively]	(2,164,262)	(3,314,567)	(5,162,682)

Total Class A transactions	(1,086,904)	(691,811)	(1,583,784)

Class B
Capital shares sold [26,934, 31,580 and 82,474 shares, respectively]	379,444	446,088	1,169,843
Capital shares issued in reinvestment of dividends and distributions [4,769, 9,206 and 14,941 shares, respectively]	67,171	129,002	212,185
Capital shares repurchased [(65,235), (125,547) and (158,092) shares, respectively]	(920,322)	(1,749,396)	(2,247,603)

Total Class B transactions	(473,707)	(1,174,306)	(865,575)

Class C
Capital shares sold [43,542, 43,756 and 64,810 shares, respectively]	613,726	622,524	919,509
Capital shares issued in reinvestment of dividends and distributions [2,308, 4,484 and 6,965 shares, respectively]	32,513	62,805	98,909
Capital shares repurchased [(40,390), (46,363) and (98,639) shares, respectively]	(570,282)	(652,639)	(1,402,613)

Total Class C transactions	75,957	32,690	(384,195)

Class Y
Capital shares sold [364, 0 and 0 shares, respectively]	5,114	—	—
Capital shares issued in reinvestment of dividends and distributions [76, 124 and 165 shares, respectively]	1,071	1,738	2,339
Capital shares repurchased [(36), (47) and (206) shares, respectively]	(509)	(653)	(2,921)

Total Class Y transactions	5,676	1,085	(582)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,478,978)	(1,832,342)	(2,834,136)

TOTAL DECREASE IN NET ASSETS	(1,634,556)	(1,895,912)	(2,762,267)
NET ASSETS:
Beginning of period	32,267,072	34,162,984	36,925,251

End of period (a)	$30,632,516	$32,267,072	$34,162,984

(a) Includes accumulated undistributed net investment income of	$6,894	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $58,227,432)	$57,772,666
Receivable for Fund shares sold	74,488
Receivable from investment manager	35,008
Dividends, interest and other receivables	2,279
Other assets	57,727

Total assets	57,942,168

LIABILITIES
Payable for Fund shares redeemed	134,240
Distribution fees payable	.6,263
Administrative fees payable	1,720
Accrued expenses	114,072

Total liabilities	256,295

NET ASSETS	$57,685,873

Net assets were comprised of:
Paid in capital	$324,729,605
Accumulated net investment loss	(300,318)
Accumulated net realized loss	(266,288,648)
Unrealized depreciation on investments	(454,766)

Net assets	$57,685,873

Class A
Net asset value, offering and redemption price per share, $21,456,549 / 2,705,595 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.93
Maximum sales charge (4.75% of offering price)	0.40

Maximum offering price to public	$8.33

Class B
Net asset value and offering price per share, $28,507,667 / 3,706,446 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.69

Class C
Net asset value and offering price per share, $7,328,497 / 953,052 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.69

Class Y
Net asset value, offering and redemption price per share, $393,160 / 48,220 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.15

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$396,715
Interest	13,580

Total income	410,295

EXPENSES
Investment management fees	339,293
Transfer agent fees	222,819
Insurance fees	21,686
Custodian fees	18,219
Professional fees	17,372
Sub-Transfer agent fees	15,857
Administrative fees	11,950
Printing and mailing expenses	9,808
Directors’ fees	1,853
Distribution fees - Class A	57,392
Distribution fees - Class B	164,995
Distribution fees - Class C	44,135
Miscellaneous	33,884

Gross expenses	959,263
Less: Waiver of investment management fees	(200,566)
Fees paid indirectly	(48,084)

Net expenses	710,613

NET INVESTMENT LOSS	(300,318)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	6,099,446
Net change in unrealized depreciation on securities	(9,673,746)

NET REALIZED AND UNREALIZED LOSS	(3,574,300)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,874,618)

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(300,318)	$(1,470,861)	$(1,390,761)
Net realized gain on investments	6,099,446	3,621,485	16,983,505
Net change in unrealized depreciation on investments	(9,673,746)	(11,025,190)	22,296,852

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,874,618)	(8,874,566)	37,889,596

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [204,897, 729,404 and 888,994 shares, respectively]	1,765,905	6,754,157	6,829,671
Capital shares repurchased [(756,453), (1,005,807) and (891,438) shares, respectively]	(6,446,130)	(8,913,592)	(6,367,704)

Total Class A transactions	(4,680,225)	(2,159,435)	461,967

Class B
Capital shares sold [227,381, 569,488 and 963,236 shares, respectively]	1,889,159	5,131,256	7,123,793
Capital shares repurchased [(762,056),(1,258,081) and (1,043,750) shares, respectively]	(6,323,263)	(10,862,722)	(7,144,652)

Total Class B transactions	(4,434,104)	(5,731,466)	(20,859)

Class C
Capital shares sold [70,516, 167,928 and 408,091 shares, respectively]	586,281	1,512,919	3,079,276
Capital shares repurchased [(284,432), (306,836) and (298,963) shares, respectively]	(2,365,791)	(2,694,085)	(2,105,902)

Total Class C transactions	(1,779,510)	(1,181,166)	973,374

Class Y
Capital shares sold [2,876, 11,204 and 56,640 shares, respectively]	25,495	105,173	437,439
Capital shares repurchased [(18,385), (18,868) and (48,609) shares, respectively]	(160,494)	(175,146)	(387,994)

Total Class Y transactions	(134,999)	(69,973)	49,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,028,838)	(9,142,040)	1,463,927

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,903,456)	(18,016,606)	39,353,523
NET ASSETS:
Beginning of period	72,589,329	90,605,935	51,252,412

End of period (a)	$57,685,873	$72,589,329	$90,605,935

(a) Includes accumulated net investment loss of	$(300,318)	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)

ASSETS
Investments at value (Cost $113,738,157)	$114,464,558
Cash	32,674
Receivable for forward commitments	6,265,000
Dividends, interest and other receivables	601,957
Receivable for Fund shares sold	413,145
Unrealized appreciation of forward foreign currency contracts	44,661
Receivable from investment manager	25,702
Other assets	43,051

Total assets	121,890,748

LIABILITIES
Overdraft payable of foreign cash (Cost $14,917)	14,917
Payable for forward commitments	27,791,883
Securities sold short (Proceeds received $5,677,656)	5,742,000
Payable for Fund shares redeemed	457,315
Dividends payable	172,771
Variation margin payable on futures contracts	32,162
Distribution fees payable	8,708
Unrealized depreciation of forward foreign currency contracts	2,153
Administrative fees payable	2,509
Options written, at value (Premiums received $32,462)	7,672
Accrued expenses	107,296

Total liabilities	34,339,386

NET ASSETS	$87,551,362

Net assets were comprised of:
Paid in capital	$86,686,178
Accumulated undistributed net investment income	7,478
Accumulated undistributed net realized gain	141,169
Unrealized appreciation on investments	716,537

Net assets	$87,551,362

Class A
Net asset value, offering and redemption price per share, $40,210,690 / 3,899,752 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.31
Maximum sales charge (4.75% of offering price)	0.51

Maximum offering price to public	$10.82

Class B
Net asset value and offering price per share, $26,133,771 / 2,535,331 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.31

Class C
Net asset value and offering price per share, $19,326,442 / 1,875,237 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.31

Class Y
Net asset value, offering and redemption price per share, $1,880,459 / 182,521 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.30

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)
INVESTMENT INCOME
Interest	$1,444,164

EXPENSES
Investment management fees	278,946
Transfer agent fees	106,162
Custodian fees	37,331
Sub-Transfer agent fees	23,228
Insurance fees	21,631
Professional fees	19,309
Administrative fees	15,127
Printing and mailing expenses	12,371
Directors’ fees	2,303
Distribution fees - Class A	86,421
Distribution fees - Class B	130,107
Distribution fees - Class C	96,825
Miscellaneous	26,383

Gross expenses	856,144
Less: Waiver of investment management fees	(156,568)

Net expenses	699,576

NET INVESTMENT INCOME	744,588

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	143,210
Options written	74,535
Futures	121,455
Foreign currency transactions	68,838

Net realized gain	408,038

Change in unrealized appreciation (depreciation) on:
Securities	(221,693)
Short Sales	(64,344)
Options written	32,651
Futures	(387,405)
Foreign currency translations	38,270

Net change in unrealized depreciation	(602,521)

NET REALIZED AND UNREALIZED LOSS	(194,483)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$550,105

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$744,588	$743,193	$1,060,448
Net realized gain on investments and foreign currency transactions	408,038	2,405,502	1,807,628
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(602,521)	(328,363)	779,458

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	550,105	2,820,332	3,647,534

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(405,746)	(464,353)	(691,891)
Class B	(203,336)	(212,382)	(392,315)
Class C	(150,785)	(156,879)	(292,695)
Class Y	(26,634)	(31,929)	(52,993)

	(786,501)	(865,543)	(1,429,894)

Distributions from net realized capital gains
Class A	(898,335)	(258,693)	(434,218)
Class B	(623,244)	(192,936)	(322,266)
Class C	(468,259)	(140,772)	(243,955)
Class Y	(52,221)	(13,465)	(24,428)

	(2,042,059)	(605,866)	(1,024,867)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,828,560)	(1,471,409)	(2,454,761)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [850,872, 1,154,111 and 2,119,452 shares, respectively]	8,828,272	12,025,186	22,031,838
Capital shares issued in reinvestment of dividends and distributions [117,519, 63,752 and 98,347 shares, respectively]	1,214,825	660,005	1,024,342
Capital shares repurchased [(603,965),(1,298,100) and (1,191,958) shares, respectively]	(6,263,629)	(13,555,362)	(12,383,488)

Total Class A transactions	3,779,468	(870,171)	10,672,692

Class B
Capital shares sold [273,136, 519,429 and 1,323,414 shares, respectively]	2,842,851	5,424,623	13,745,237
Capital shares issued in reinvestment of dividends and distributions [72,611, 34,868 and 60,309 shares, respectively]	750,557	359,760	627,575
Capital shares repurchased [(300,834),(747,273) and (1,039,233) shares, respectively]	(3,120,854)	(7,774,439)	(10,759,251)

Total Class B transactions	472,554	(1,990,056)	3,613,561

Class C
Capital shares sold [255,285, 421,079 and 835,986 shares, respectively]	2,655,202	4,400,602	8,689,368
Capital shares issued in reinvestment of dividends and distributions [44,624, 22,209 and 40,755 shares, respectively]	461,280	229,088	424,175
Capital shares repurchased [(289,212), (610,396) and (464,948) shares, respectively]	(2,996,952)	(6,363,645)	(4,828,495)

Total Class C transactions	119,530	(1,733,955)	4,285,048

Class Y
Capital shares sold [22,771, 42,809 and 91,998 shares, respectively]	238,782	446,425	958,679
Capital shares issued in reinvestment of dividends and distributions [4,764, 2,999 and 4,524 shares, respectively]	49,234	31,069	47,061
Capital shares repurchased [(41,102), (52,328) and (94,442) shares, respectively]	(424,090)	(544,131)	(982,527)

Total Class Y transactions	(136,074)	(66,637)	23,213

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,235,478	(4,660,819)	18,594,514

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,957,023	(3,311,896)	19,787,287
NET ASSETS:
Beginning of period	85,594,339	88,906,235	69,118,948

End of period (a)	$87,551,362	$85,594,339	$88,906,235

(a) Includes accumulated undistributed net investment income of	$7,478	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class A				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$29.94	$29.66		$22.47	$27.23	$34.21	$46.61	$38.59

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.14)		(0.21)	(0.25)	(0.24)	(0.25)	(0.47)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.61	0.42		7.40	(4.51)	(6.75)	(5.44)	15.43

Total from investment operations	1.53	0.28		7.19	(4.76)	(6.99)	(5.69)	14.96

Less distributions:
Distributions from realized gains	—	—		—	—	—	(6.71)	(6.94)

Redemption fees	—	—#		—#	—#	0.01	—	—

Net asset value, end of period	$31.47	$29.94		$29.66	$22.47	$27.23	$34.21	$46.61

Total return (b)†	5.11%	0.94%		32.00%	(17.48)%	(20.40)%	(14.19)%	39.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$175,852	$159,201		$147,894	$96,878	$128,957	$176,467	$181,232
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.61%		1.62%	1.67%	1.61%	1.52%	1.52%
After waivers and fees paid indirectly (a)	1.59%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.60%	1.63%		1.62%	1.67%	1.63%	1.52%	1.52%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.52)%	(0.56)%		(0.82)%	(0.95)%	(0.84)%	(0.64)%	(1.15)%
After waivers and fees paid indirectly (a)	(0.51)%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	(0.52)%	**		**	**	**	**	**
Portfolio turnover rate (f)	37%	69%		82%	111%	111%	140%	170%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	—	**		**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class B				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$27.81	$27.69		$21.09	$25.70	$32.47	$44.80	$37.50

Income (loss) from investment operations:
Net investment loss	(0.16)	(0.25)		(0.33)	(0.37)	(0.37)	(0.43)	(0.68)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.51	0.37		6.93	(4.24)	(6.40)	(5.19)	14.92

Total from investment operations	1.35	0.12		6.60	(4.61)	(6.77)	(5.62)	14.24

Less distributions:
Distributions from realized gains	—	—		—	—	—	(6.71)	(6.94)

Redemption fees	—	—#		—#	—	—	—	—

Net asset value, end of period	$29.16	$27.81		$27.69	$21.09	$25.70	$32.47	$44.80

Total return (b)†	4.85%	0.43%		31.29%	(17.94)%	(20.85)%	(14.65)%	38.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$71,658	$66,639		$70,714	$44,262	$56,243	$74,887	$40,276
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.16%		2.17%	2.22%	2.16%	2.08%	2.08%
After waivers and fees paid indirectly (a)	2.14%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.15%	2.18%		2.17%	2.22%	2.18%	2.08%	2.08%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.07)%	(1.11	)%(e)	(1.39)%	(1.51)%	(1.40)%	(1.17)%	(1.69)%
After waivers and fees paid indirectly (a)	(1.06)%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	(1.07)%	**		**	**	**	**	**
Portfolio turnover rate (f)	37%	69%		82%	111%	111%	140%	170%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	—	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class C				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$28.62	$28.49		$21.70	$26.43	$33.40	$45.85	$38.25

Income (loss) from investment operations:
Net investment loss	(0.16)	(0.26)		(0.35)	(0.38)	(0.38)	(0.44)	(0.68)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.54	0.39		7.14	(4.35)	(6.59)	(5.30)	15.22

Total from investment operations	1.38	0.13		6.79	(4.73)	(6.97)	(5.74)	14.54

Less distributions:
Distributions from realized gains	—	—		—	—	—	(6.71)	(6.94)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$30.00	$28.62		$28.49	$21.70	$26.43	$33.40	$45.85

Total return (b)†	4.86%	0.46%		31.29%	(17.90)%	(20.87)%	(14.57)%	38.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,467	$37,032		$28,922	$15,135	$17,156	$23,483	$6,918
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.16%		2.16%	2.22%	2.16%	2.08%	2.11%
After waivers and fees paid indirectly (a)	2.14%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.15%	2.18%		2.16%	2.22%	2.18%	2.08%	2.11%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.07)%	(1.11)%		(1.39)%	(1.51)%	(1.39)%	(1.17)%	(1.69)%
After waivers and fees paid indirectly (a)	(1.06)%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	(1.07)%	**		**	**	**	**	**
Portfolio turnover rate (f)	37%	69%		82%	111%	111%	140%	170%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	—	**		**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class Y				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$31.01	$30.62		$23.09	$27.85	$34.84	$47.14	$38.79

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.03)		(0.12)	(0.14)	(0.11)	(0.07)	(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.68	0.42		7.65	(4.62)	(6.88)	(5.52)	15.57

Total from investment operations	1.67	0.39		7.53	(4.76)	(6.99)	(5.59)	15.29

Less distributions:
Distributions from realized gains	—	—		—	—	—	(6.71)	(6.94)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$32.68	$31.01		$30.62	$23.09	$27.85	$34.84	$47.14

Total return (b)	5.39%	1.27%		32.61%	(17.09)%	(20.06)%	(13.77)%	40.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,049	$7,125		$4,033	$970	$433	$532	$428
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.16	%(e)	1.16%	1.23%	1.16%	1.08%	1.07%
After waivers and fees paid indirectly (a)	1.14%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.15%	1.18	%(e)	1.16%	1.23%	1.18%	1.08%	1.07%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.07)%	(0.11)%		(0.46)%	(0.56)%	(0.40)%	(0.19)%	(0.69)%
After waivers and fees paid indirectly (a)	(0.06)%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	(0.07)%	**		**	**	**	**	**
Portfolio turnover rate (f)	37%	69%		82%	111%	111%	140%	170%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	—	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE DEEP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
Class A				2003(c)	2002(c)
Net asset value, beginning of period	$9.92	$9.71		$7.59	$9.93	$10.00

Income (loss) from investment operations:
Net investment income	0.07	0.05		0.07	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.74	0.16		2.12	(2.34)	(0.06)

Total from investment operations	0.81	0.21		2.19	(2.28)	(0.04)

Less distributions:
Dividends from net investment income	(0.07)	—		(0.07)	(0.05)	—
Distributions from realized gains	—	—		—	(0.01)	(0.03)

Total dividends and distributions	(0.07)	—		(0.07)	(0.06)	(0.03)

Net asset value, end of period	$10.66	$9.92		$9.71	$7.59	$9.93

Total return (b)†	8.18%	2.16%		28.87%	(22.97)%	(0.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,158	$17,347		$13,462	$6,037	$4,085
Ratio of expenses to average net assets:
After waivers (a)	1.50%	1.50%		1.50%	1.50%	1.50%
After waivers and fees paid indirectly (a)	1.14%	**		**	**	**
Before waivers and fees paid indirectly (a)	1.92%	1.88%		2.06%	2.29%	4.31%
Ratio of net investment income to average net assets:
After waivers (a)	0.91%	0.63%		0.90%	0.67%	0.28%
After waivers and fees paid indirectly (a)	1.27%	**		**	**	**
Before waivers and fees paid indirectly (a)	0.49%	**		**	**	**
Portfolio turnover rate (f)	96%	34%		30%	43%	16%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**		**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
Class B				2003(c)	2002(c)
Net asset value, beginning of period	$9.83	$9.67		$7.57	$9.90	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.01		0.03	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.74	0.15		2.10	(2.32)	(0.05)

Total from investment operations	0.78	0.16		2.13	(2.31)	(0.07)

Less distributions:
Dividends from net investment income	(0.01)	—		(0.03)	(0.01)	—
Distributions from realized gains	—	—		—	(0.01)	(0.03)

Total dividends and distributions	(0.01)	—		(0.03)	(0.02)	(0.03)

Net asset value, end of period	$10.60	$9.83		$9.67	$7.57	$9.90

Total return (b)†	7.97%	1.65%		28.14%	(23.35)%	(0.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,472	$14,634		$11,917	$6,515	$4,856
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%		2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	1.69%	**		**	**	**
Before waivers and fees paid indirectly (a)	2.47%	2.43%		2.62%	2.86%	4.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.36%	0.08	%(e)	0.36%	0.12%	(0.28)%
After waivers and fees paid indirectly (a)	0.72%	**		**	**	**
Before waivers and fees paid indirectly (a)	(0.06)%	**		**	**	**
Portfolio turnover rate (f)	96%	34%		30%	43%	16%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**		**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE DEEP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
Class C				2003(c)	2002(c)
Net asset value, beginning of period	$9.83	$9.67		$7.57	$9.90	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.01		0.03	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	0.74	0.15		2.10	(2.32)	(0.06)

Total from investment operations	0.78	0.16		2.13	(2.31)	(0.07)

Less distributions:
Dividends from net investment income	(0.01)	—		(0.03)	(0.01)	—
Distributions from realized gains	—	—		—	(0.01)	(0.03)

Total dividends and distributions	(0.01)	—		(0.03)	(0.02)	(0.03)

Net asset value, end of period	$10.60	$9.83		$9.67	$7.57	$9.90

Total return (d)	7.97%	1.65%		28.20%	(23.38)%	(0.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,597	$6,805		$5,020	$2,374	$2,039
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%		2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	1.69%	**		**	**	**
Before waivers and fees paid indirectly (a)	2.47%	2.43%		2.61%	2.86%	4.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.36%	0.08	%(e)	0.35%	0.13%	(0.26)%
After waivers and fees paid indirectly (a)	0.72%	**		**	**	**
Before waivers and fees paid indirectly (a)	(0.06)%	**		**	**	**
Portfolio turnover rate (f)	96%	34%		30%	43%	16%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**		**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
Class Y				2003(c)	2002(c)
Net asset value, beginning of period	$10.00	$9.75		$7.61	$9.95	$10.00

Income (loss) from investment operations:
Net investment income	0.09	0.09		0.12	0.10	0.04
Net realized and unrealized gain (loss) on investments	0.75	0.16		2.12	(2.35)	(0.06)

Total from investment operations	0.84	0.25		2.24	(2.25)	(0.02)

Less distributions:
Dividends from net investment income	(0.12)	—		(0.10)	(0.08)	—
Distributions from realized gains	—	—		—	(0.01)	(0.03)

Total dividends and distributions	(0.12)	—		(0.10)	(0.09)	(0.03)

Net asset value, end of period	$10.72	$10.00		$9.75	$7.61	$9.95

Total return	8.40%	2.56%		29.45%	(22.61)%	(0.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$457	$353		$294	$251	$166
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	0.69%	**		**	**	**
Before waivers and fees paid indirectly (a)	1.47%	1.43%		1.63%	1.88%	3.90%
Ratio of net investment income to average net assets:
After waivers (a)	1.36%	1.08	%(e)	1.39%	1.13%	0.71%
After waivers and fees paid indirectly (a)	1.72%	**		**	**	**
Before waivers and fees paid indirectly (a)	0.94%	**		**	**	**
Portfolio turnover rate (f)	96%	34%		30%	43%	16%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**		**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class A			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$5.98	$5.82	$3.86	$5.50	$6.81	$7.26	$6.47

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.06)	(0.06)	(0.06)	(0.07)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.16)	0.22	2.02	(1.58)	(1.21)	(0.26)	1.11

Total from investment operations	(0.20)	0.16	1.96	(1.64)	(1.28)	(0.33)	1.10

Less distributions:
Distributions from realized gains	—	—	—	—	(0.03)	(0.12)	(0.31)

Redemption fees	—#	—#	—#	—#	—	—	—

Net asset value, end of period	$5.78	$5.98	$5.82	$3.86	$5.50	$6.81	$7.26

Total return (b)†	(3.34)%	2.75%	50.78%	(29.82)%	(18.75)%	(4.82)%	17.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68,152	$74,983	$74,468	$34,148	$55,677	$54,319	$8,139
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers (a)	1.68%	1.64%	1.66%	1.78%	1.70%	1.79%	2.55%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.30)%	(1.27)%	(1.24)%	(1.29)%	(1.21)%	(0.89)%	(0.11)%
Before waivers (a)	(1.38)%	**	**	**	**	**	**
Portfolio turnover rate (f)	8%	16%	19%	15%	19%	27%	176%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	—#	**	**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class B			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$5.76	$5.63	$3.76	$5.38	$6.69	$7.17	$6.43

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.09)	(0.09)	(0.08)	(0.10)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.16)	0.22	1.96	(1.54)	(1.18)	(0.25)	1.09

Total from investment operations	(0.21)	0.13	1.87	(1.62)	(1.28)	(0.36)	1.05

Less distributions:
Distributions from realized gains	—	—	—	—	(0.03)	(0.12)	(0.31)

Redemption fees	—#	—#	—#	—	—	—	—

Net asset value, end of period	$5.55	$5.76	$5.63	$3.76	$5.38	$6.69	$7.17

Total return (b)†	(3.65)%	2.31%	49.73%	(30.11)%	(19.09)%	(5.30)%	16.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$47,903	$54,059	$54,939	$32,037	$52,441	$55,021	$11,431
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Before waivers (a)	2.23%	2.19%	2.22%	2.34%	2.25%	2.35%	3.10%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.85)%	(1.82)%	(1.80)%	(1.84)%	(1.76)%	(1.44)%	(0.66)%
Before waivers (a)	(1.93)%	**	**	**	**	**	**
Portfolio turnover rate (f)	8%	16%	19%	15%	19%	27%	176%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	—#	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class C				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$5.76	$5.63		$3.76	$5.39	$6.69	$7.17	$6.44

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.09)		(0.09)	(0.08)	(0.10)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.16)	0.22		1.96	(1.55)	(1.17)	(0.26)	1.08

Total from investment operations	(0.21)	0.13		1.87	(1.63)	(1.27)	(0.36)	1.04

Less distributions:
Distributions from realized gains	—	—		—	—	(0.03)	(0.12)	(0.31)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$5.55	$5.76		$5.63	$3.76	$5.39	$6.69	$7.17

Total return (b)†	(3.65)%	2.31%		49.73%	(30.24)%	(18.94)%	(5.30)%	16.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,944	$42,206		$38,988	$21,557	$35,995	$32,620	$2,144
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.15%		2.15%	2.15%	2.15%	2.15%	2.15%
Before waivers (a)	2.23%	2.19	%(e)	2.22%	2.34%	2.25%	2.33%	3.09%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.85)%	(1.82)%		(1.80)%	(1.84)%	(1.76)%	(1.46)%	(0.64)%
Before waivers (a)	(1.93)%	**		**	**	**	**	**
Portfolio turnover rate (f)	8%	16%		19%	15%	19%	27%	176%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	—#	**		**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class Y				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$6.13	$5.94		$3.93	$5.57	$6.85	$7.26	$6.43

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.04)		(0.04)	(0.04)	(0.04)	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	(0.16)	0.23		2.05	(1.60)	(1.21)	(0.26)	1.13

Total from investment operations	(0.19)	0.19		2.01	(1.64)	(1.25)	(0.29)	1.14

Less distributions:
Distributions from realized gains	—	—		—	—	(0.03)	(0.12)	(0.31)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$5.94	$6.13		$5.94	$3.93	$5.57	$6.85	$7.26

Total return (b)	(3.10)%	3.20%		51.15%	(29.44)%	(18.21)%	(4.26)%	17.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,000	$4,802		$2,166	$918	$1,004	$376	$161
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%		1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (a)	1.23%	1.19	%(e)	1.22%	1.35%	1.24%	1.37%	2.15%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.85)%	(0.82)%		(0.79)%	(0.83)%	(0.77)%	(0.43)%	0.21%
Before waivers (a)	(0.93)%	**		**	**	**	**	**
Portfolio turnover rate (f)	8%	16%		19%	15%	19%	27%	176%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	—#	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class A			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$25.21	$22.98	$18.40	$22.12	$25.72	$27.48	$26.89

Income (loss) from investment operations:
Net investment income	0.21	0.21	0.25	0.19	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.31	2.15	4.58	(3.55)	(3.24)	1.10	1.69

Total from investment operations	1.52	2.36	4.83	(3.36)	(3.04)	1.32	1.91

Less distributions:
Dividends from net investment income	(0.16)	(0.13)	(0.25)	(0.19)	(0.18)	(0.22)	(0.20)
Distributions from realized gains	(0.35)	—	—	(0.17)	(0.38)	(2.86)	(1.12)

Total dividends and distributions	(0.51)	(0.13)	(0.25)	(0.36)	(0.56)	(3.08)	(1.32)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$26.22	$25.21	$22.98	$18.40	$22.12	$25.72	$27.48

Total return (b)†	6.00%	10.28%	26.38%	(15.23)%	(11.83)%	5.44%	7.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$106,570	$90,020	$70,505	$60,165	$79,215	$95,009	$111,395
Ratio of expenses to average net assets:
After waivers (a)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
After waivers and fees paid indirectly (a)	1.48%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.59%	1.62%	1.65%	1.67%	1.58%	1.52%	1.51%
Ratio of net investment income to average net assets:
After waivers (a)	1.56%	1.05%	1.33%	0.91%	0.84%	0.83%	0.76%
After waivers and fees paid indirectly (a)	1.58%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.47%	**	**	**	**	**	**
Portfolio turnover rate (f)	42%	57%	105%	41%	48%	33%	32%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**	**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class B			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$24.74	$22.60	$18.11	$21.77	$25.32	$27.10	$26.57

Income (loss) from investment operations:
Net investment income	0.13	0.10	0.15	0.07	0.07	0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.28	2.10	4.49	(3.48)	(3.18)	1.09	1.65

Total from investment operations	1.41	2.20	4.64	(3.41)	(3.11)	1.16	1.71

Less distributions:
Dividends from net investment income	(0.08)	(0.06)	(0.15)	(0.08)	(0.06)	(0.08)	(0.06)
Distributions from realized gains	(0.35)	—	—	(0.17)	(0.38)	(2.86)	(1.12)

Total dividends and distributions	(0.43)	(0.06)	(0.15)	(0.25)	(0.44)	(2.94)	(1.18)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$25.72	$24.74	$22.60	$18.11	$21.77	$25.32	$27.10

Total return (b)†	5.69%	9.76%	25.68%	(15.67)%	(12.28)%	4.88%	6.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$55,232	$43,698	$37,491	$30,879	$38,273	$40,221	$44,574
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.03%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.14%	2.17%	2.19%	2.22%	2.13%	2.07%	2.07%
Ratio of net investment income to average net assets:
After waivers (a)	1.01%	0.50%	0.78%	0.36%	0.29%	0.28%	0.20%
After waivers and fees paid indirectly (a)	1.03%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	0.92%	**	**	**	**	**	**
Portfolio turnover rate (f)	42%	57%	105%	41%	48%	33%	32%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class C				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$24.90	$22.75		$18.23	$21.92	$25.49	$27.26	$26.70

Income (loss) from investment operations:
Net investment income	0.13	0.10		0.15	0.07	0.07	0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.30	2.12		4.52	(3.51)	(3.20)	1.10	1.69

Total from investment operations	1.43	2.22		4.67	(3.44)	(3.13)	1.17	1.75

Less distributions:
Dividends from net investment income	(0.08)	(0.07)		(0.15)	(0.08)	(0.06)	(0.08)	(0.07)
Distributions from realized gains	(0.35)	—		—	(0.17)	(0.38)	(2.86)	(1.12)

Total dividends and distributions	(0.43)	(0.07)		(0.15)	(0.25)	(0.44)	(2.94)	(1.19)

Redemption fees	—#	—#		—	—	—	—	—

Net asset value, end of period	$25.90	$24.90		$22.75	$18.23	$21.92	$25.49	$27.26

Total return (b)†	5.73%	9.76%		25.70%	(15.69)%	(12.28)%	4.89%	6.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,875	$12,910		$9,452	$6,829	$8,093	$8,391	$9,338
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%		2.05%	2.05%	2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.03%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.14%	2.17	%(e)	2.19%	2.22%	2.13%	2.07%	2.07%
Ratio of net investment income to average net assets:
After waivers (a)	1.01%	0.50	%(e)	0.78%	0.36%	0.29%	0.28%	0.20%
After waivers and fees paid indirectly (a)	1.03%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	0.92%	**		**	**	**	**	**
Portfolio turnover rate (f)	42%	57%		105%	41%	48%	33%	32%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**		**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class Y				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$25.24	$22.97		$18.38	$22.10	$25.70	$27.46	$26.87

Income (loss) from investment operations:
Net investment income	0.27	0.30		0.34	0.28	0.30	0.33	0.34
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.31	2.15		4.59	(3.55)	(3.23)	1.11	1.70

Total from investment operations	1.58	2.45		4.93	(3.27)	(2.93)	1.44	2.04

Less distributions:
Dividends from net investment income	(0.22)	(0.18)		(0.34)	(0.28)	(0.29)	(0.34)	(0.33)
Distributions from realized gains	(0.35)	—		—	(0.17)	(0.38)	(2.86)	(1.12)

Total dividends and distributions	(0.57)	(0.18)		(0.34)	(0.45)	(0.67)	(3.20)	(1.45)

Redemption fees	—#	—#		—	—	—	—	—

Net asset value, end of period	$26.25	$25.24		$22.97	$18.38	$22.10	$25.70	$27.46

Total return (b)	6.23%	10.68%		26.99%	(14.85)%	(11.44)%	5.94%	7.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,273	$681		$265	$273	$321	$125	$153
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.03%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.14%	1.17	%(e)	1.20%	1.22%	1.15%	1.07%	1.07%
Ratio of net investment income to average net assets:
After waivers (a)	2.01%	1.50	%(e)	1.79%	1.36%	1.28%	1.28%	1.20%
After waivers and fees paid indirectly (a)	2.03%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.92%	**		**	**	**	**	**
Portfolio turnover rate (f)	42%	57%		105%	41%	48%	33%	32%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$7.64	$6.97	$5.11	$5.82	$6.62	$5.58	$6.05

Income (loss) from investment operations:
Net investment income	0.03	0.07	0.07	0.09	0.04	0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31	0.60	1.88	(0.63)	(0.60)	1.17	(0.37)

Total from investment operations	0.34	0.67	1.95	(0.54)	(0.56)	1.22	(0.31)

Less distributions:
Dividends from net investment income	(0.20)	—	(0.07)	(0.08)	(0.05)	(0.05)	(0.04)
Distributions from realized gains	(0.26)	—	(0.02)	(0.09)	(0.19)	(0.13)	(0.12)

Total dividends and distributions	(0.46)	—	(0.09)	(0.17)	(0.24)	(0.18)	(0.16)

Redemption fees	—#	—#	—#	—	—	—	—

Net asset value, end of period	$7.52	$7.64	$6.97	$5.11	$5.82	$6.62	$5.58

Total return (b)†	4.24%	9.61%	38.21%	(9.21)%	(8.37)%	21.90%	(5.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,765	$12,943	$11,152	$8,760	$13,715	$15,674	$5,179
Ratio of expenses to average net assets:
After waivers (a)	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Before waivers (a)	2.07%	1.92%	1.96%	1.99%	1.92%	2.03%	2.92%
Ratio of net investment income to average net assets:
After waivers (a)	0.67%	1.20%	1.32%	1.55%	0.67%	0.90%	1.00%
Before waivers (a)	0.35%	**	**	**	**	**	**
Portfolio turnover rate (f)	6%	25%	87%	9%	56%	26%	16%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**	**	**	**	**	**

Class B	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$7.55	$6.92		$5.08	$5.78	$6.57	$5.55	$6.03

Income (loss) from investment operations:
Net investment income	—	0.04		0.04	0.05	0.01	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31	0.59		1.86	(0.61)	(0.59)	1.15	(0.37)

Total from investment operations	0.31	0.63		1.90	(0.56)	(0.58)	1.17	(0.34)

Less distributions:
Dividends from net investment income	(0.15)	—		(0.04)	(0.05)	(0.02)	(0.02)	(0.02)
Distributions from realized gains	(0.26)	—		(0.02)	(0.09)	(0.19)	(0.13)	(0.12)

Total dividends and distributions	(0.41)	—		(0.06)	(0.14)	(0.21)	(0.15)	(0.14)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$7.45	$7.55		$6.92	$5.08	$5.78	$6.57	$5.55

Total return (b)†	3.94%	9.10%		37.41%	(9.58)%	(8.84)%	21.18%	(5.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,934	$10,878		$10,264	$7,725	$9,429	$10,252	$4,661
Ratio of expenses to average net assets:
After waivers (a)	2.30%	2.30%		2.30%	2.30%	2.30%	2.30%	2.30%
Before waivers (a)	2.62%	2.47	%(e)	2.51%	2.55%	2.47%	2.61%	3.49%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.12%	0.65	%(e)	0.77%	0.96%	0.14%	0.31%	0.44%
Before waivers (a)	(0.20)%	**		**	**	**	**	**
Portfolio turnover rate (f)	6%	25%		87%	9%	56%	26%	16%

Effect of voluntary expense limitation during the period:

Per share benefit to net investment income	0.01	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$7.53	$6.90		$5.07	$5.78	$6.57	$5.56	$6.03

Income (loss) from investment operations:
Net investment income	—	0.04		0.05	0.06	0.01	0.02	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31	0.59		1.85	(0.63)	(0.59)	1.15	(0.34)

Total from investment operations	0.31	0.63		1.90	(0.57)	(0.58)	1.17	(0.32)

Less distributions:
Dividends from net investment income	(0.15)	—		(0.05)	(0.05)	(0.02)	(0.03)	(0.03)
Distributions from realized gains	(0.26)	—		(0.02)	(0.09)	(0.19)	(0.13)	(0.12)

Total dividends and distributions	(0.41)	—		(0.07)	(0.14)	(0.21)	(0.16)	(0.15)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$7.43	$7.53		$6.90	$5.07	$5.78	$6.57	$5.56

Total return (b)†	3.95%	9.13%		37.48%	(9.80)%	(8.73)%	21.07%	(5.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,993	$3,548		$2,980	$1,553	$2,056	$1,903	$718
Ratio of expenses to average net assets:
After waivers (a)	2.30%	2.30%		2.30%	2.30%	2.30%	2.30%	2.30%
Before waivers (a)	2.62%	2.47%		2.49%	2.54%	2.47%	2.59%	3.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.12%	0.65	%(e)	0.65%	0.98%	0.10%	0.27%	0.39%
Before waivers (a)	(0.20)%	**		**	**	**	**	**
Portfolio turnover rate (f)	6%	25%		87%	9%	56%	26%	16%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**		**	**	**	**	**

Class Y	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$7.69	$6.98		$5.12	$5.84	$6.64	$5.59	$6.05

Income (loss) from investment operations:
Net investment income	0.04	0.10		0.10	0.11	0.07	0.08	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.32	0.61		1.87	(0.63)	(0.60)	1.17	(0.38)

Total from investment operations	0.36	0.71		1.97	(0.52)	(0.53)	1.25	(0.28)

Less distributions:
Dividends from net investment income	(0.24)	—		(0.09)	(0.11)	(0.08)	(0.07)	(0.06)
Distributions from realized gains	(0.26)	—		(0.02)	(0.09)	(0.19)	(0.13)	(0.12)

Total dividends and distributions	(0.50)	—		(0.11)	(0.20)	(0.27)	(0.20)	(0.18)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$7.55	$7.69		$6.98	$5.12	$5.84	$6.64	$5.59

Total return (b)	4.44%	10.17%		38.67%	(8.80)%	(7.89)%	22.39%	(4.51)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,214	$8,737		$7,941	$5,754	$6,258	$6,770	$5,477
Ratio of expenses to average net assets:
After waivers (a)	1.30%	1.30%		1.30%	1.30%	1.30%	1.30%	1.30%
Before waivers (a)	1.62%	1.47	%(e)	1.51%	1.55%	1.47%	1.65%	2.57%
Ratio of net investment income to average net assets:
After waivers (a)	1.12%	1.65%		1.78%	1.96%	1.12%	1.36%	1.63%
Before waivers (a)	0.80%	**		**	**	**	**	**
Portfolio turnover rate (f)	6%	25%		87%	9%	56%	26%	16%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,			September 29, 2000* to December 31, 2000(c)
Class A				2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.24	$8.96		$7.09	$8.69	$9.75	$10.00

Income (loss) from investment operations:
Net investment income	0.02	0.03		0.01	—#	0.01	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.29	0.25		1.86	(1.63)	(1.05)	(0.33)

Total from investment operations	0.31	0.28		1.87	(1.63)	(1.04)	(0.25)

Less distributions:
Dividends from net investment income	(0.02)	—		—	—	—	—
Distributions from realized gains	—	—		—	—	(0.02)	—

Total dividends and distributions	(0.02)	—		—	—	(0.02)	—

Redemption fees	—#	—#		—	0.03	—	—

Net asset value, end of period	$9.53	$9.24		$8.96	$7.09	$8.69	$9.75

Total return (b)†	3.37%	3.13%		26.38%	(18.41)%	(10.70)%	(2.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,687	$5,554		$3,640	$2,314	$2,053	$1,103
Ratio of expenses to average net assets:
After waivers (a)	1.75%	1.75%		1.75%	1.75%	1.75%	1.75%
After waivers and fees paid indirectly (a)	1.74%	**		**	**	**	**
Before waivers and fees paid indirectly (a)	2.75%	2.53%		3.28%	3.55%	4.05%	13.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.32%	0.33%		0.08%	0.01%	0.10%	0.88%
After waivers and fees paid indirectly (a)	0.33%	**		**	**	**	**
Before waivers and fees paid indirectly (a)	(0.68)%	**		**	**	**	**
Portfolio turnover rate (f)	21%	32%		39%	32%	44%	16%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.05	**		**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,			September 29, 2000* to December 31, 2000(c)
Class B				2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.03	$8.80		$7.00	$8.62	$9.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)		(0.04)	(0.04)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.30	0.24		1.84	(1.60)	(1.06)	(0.29)

Total from investment operations	0.29	0.23		1.80	(1.64)	(1.10)	(0.26)

Less distributions:
Distributions from realized gains	—	—		—	—	(0.02)	—

Redemption fees	—#	—#		—	0.02	—	—

Net asset value, end of period	$9.32	$9.03		$8.80	$7.00	$8.62	$9.74

Total return (b)†	3.10%	2.61%		25.71%	(18.79)%	(11.33)%	(2.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,775	$2,521		$1,903	$1,057	$1,036	$588
Ratio of expenses to average net assets:
After waivers (a)	2.30%	2.30%		2.30%	2.30%	2.30%	2.30%
After waivers and fees paid indirectly (a)	2.29%	**		**	**	**	**
Before waivers and fees paid indirectly (a)	3.30%	3.08	%(e)	3.83%	4.08%	4.61%	13.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.23)%	(0.22	)%(e)	(0.48)%	(0.53)%	(0.43)%	0.33%
After waivers and fees paid indirectly (a)	(0.22)%	**		**	**	**	**
Before waivers and fees paid indirectly (a)	(1.23)%	**		**	**	**	**
Portfolio turnover rate (f)	21%	32%		39%	32%	44%	16%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	0.05	**		**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,			September 29, 2000* to December 31, 2000(c)
Class C				2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.03	$8.79		$6.99	$8.62	$9.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)		(0.04)	(0.04)	(0.04)	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.29	0.25		1.84	(1.61)	(1.06)	(0.30)

Total from investment operations	0.28	0.24		1.80	(1.65)	(1.10)	(0.26)

Less distributions:
Distributions from realized gains	—	—		—	—	(0.02)	—

Redemption fees	—#	—#		—	0.02	—	—

Net asset value, end of period	$9.31	$9.03		$8.79	$6.99	$8.62	$9.74

Total return (b)†	3.10%	2.73%		25.75%	(18.91)%	(11.33)%	(2.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,285	$2,200		$1,439	$632	$475	$361
Ratio of expenses to average net assets:
After waivers (a)	2.30%	2.30%		2.30%	2.30%	2.30%	2.30%
After waivers and fees paid indirectly (a)	2.29%	**		**	**	**	**
Before waivers and fees paid indirectly (a)	3.30%	3.08%		3.80%	4.14%	4.63%	13.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.23)%	(0.22	)%(e)	(0.51)%	(0.57)%	(0.43)%	0.45%
After waivers and fees paid indirectly (a)	(0.22)%	**		**	**	**	**
Before waivers and fees paid indirectly (a)	(1.23)%	**		**	**	**	**
Portfolio turnover rate (f)	21%	32%		39%	32%	44%	16%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	0.05	**		**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,			September 29, 2000* to December 31, 2000(c)
Class Y				2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.42	$9.10		$7.17	$8.74	$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.03		(0.04)	0.03	0.05	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.30	0.29		1.97	(1.62)	(1.05)	(0.36)

Total from investment operations	0.34	0.32		1.93	(1.59)	(1.00)	(0.24)

Less distributions:
Dividends from net investment income	(0.07)	—		—	—	—	—
Distributions from realized gains	—	—		—	—	(0.02)	—

Total dividends and distributions	(0.07)	—		—	—	(0.02)	—

Redemption fees	—#	—#		—	0.02	—	—

Net asset value, end of period	$9.69	$9.42		$9.10	$7.17	$8.74	$9.76

Total return (b)	3.56%	3.52%		26.92%	(17.96)%	(10.28)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,606	$1,917		$225	$126	$120	$98
Ratio of expenses to average net assets:
After waivers (a)	1.30%	1.30%		1.30%	1.30%	1.30%	1.30%
After waivers and fees paid indirectly (a)	1.29%	**		**	**	**	**
Before waivers and fees paid indirectly (a)	2.30%	2.08	%(e)	2.80%	3.12%	3.63%	12.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.77%	0.78	%(e)	0.50%	0.44%	0.57%	1.59%
After waivers and fees paid indirectly (a)	0.78%	**		**	**	**	**
Before waivers and fees paid indirectly (a)	(0.23)%	**		**	**	**	**
Portfolio turnover rate (f)	21%	32%		39%	32%	44%	16%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	0.05	**		**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class A				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$12.73	$12.67		$12.88	$12.38	$12.11	$11.57	$12.15

Income (loss) from investment operations:
Net investment income	0.23	0.37		0.49	0.59	0.66	0.65	0.65
Net realized and unrealized gain (loss) on investments	(0.08)	0.06		(0.22)	0.48	0.24	0.54	(0.58)

Total from investment operations	0.15	0.43		0.27	1.07	0.90	1.19	0.07

Less distributions:
Dividends from net investment income	(0.22)	(0.37)		(0.45)	(0.58)	(0.64)	(0.65)	(0.65)
Distributions from realized gains	—	—		(0.03)	—	—	—	—

Total dividends and distributions	(0.22)	(0.37)		(0.48)	(0.58)	(0.64)	(0.65)	(0.65)

Redemption fees	—#	—#		—#	0.01	0.01	—	—

Net asset value, end of period	$12.66	$12.73		$12.67	$12.88	$12.38	$12.11	$11.57

Total return (b)†	1.21%	3.49%		2.13%	8.96%	7.67%	10.69%	0.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109,472	$113,032		$110,070	$125,270	$94,130	$80,994	$73,706
Ratio of expenses to average net assets:
After waivers (a)	1.25%	1.25%		1.25%	1.27%	1.30%	1.30%	1.30%
Before waivers (a)	1.60%	1.52%		1.49%	1.47%	1.37%	1.36%	1.39%
Ratio of net investment income to average net assets:
After waivers (a)	3.63%	3.52%		3.82%	4.70%	5.32%	5.58%	5.46%
Before waivers (a)	3.28%	**		**	**	**	**	**
Portfolio turnover rate (f)	5%	8%		50%	11%	15%	7%	11%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**		**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class B				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$12.71	$12.65		$12.86	$12.37	$12.11	$11.57	$12.14

Income (loss) from investment operations:
Net investment income	0.19	0.31		0.42	0.52	0.59	0.59	0.58
Net realized and unrealized gain (loss) on investments	(0.07)	0.07		(0.22)	0.48	0.24	0.54	(0.57)

Total from investment operations	0.12	0.38		0.20	1.00	0.83	1.13	0.01

Less distributions:
Dividends from net investment income	(0.19)	(0.32)		(0.38)	(0.51)	(0.57)	(0.59)	(0.58)
Distributions from realized gains	—	—		(0.03)	—	—	—	—

Total dividends and distributions	(0.19)	(0.32)		(0.41)	(0.51)	(0.57)	(0.59)	(0.58)

Redemption fees	—#	—#		—#	—#	—	—	—

Net asset value, end of period	$12.64	$12.71		$12.65	$12.86	$12.37	$12.11	$11.57

Total return (b)†	0.94%	3.02%		1.57%	8.29%	7.00%	10.09%	0.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68,743	$75,214		$88,538	$104,677	$66,898	$41,344	$36,876
Ratio of expenses to average net assets:
After waivers (a)	1.80%	1.80%		1.80%	1.82%	1.85%	1.85%	1.85%
Before waivers (a)	2.15%	2.07%		2.04%	2.03%	1.92%	1.91%	1.95%
Ratio of net investment income to average net assets:
After waivers (a)	3.08%	2.97	%(e)	3.25%	4.13%	4.75%	5.06%	4.92%
Before waivers (a)	2.73%	**		**	**	**	**	**
Portfolio turnover rate (f)	5%	8%		50%	11%	15%	7%	11%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class C				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$12.71	$12.65		$12.86	$12.37	$12.11	$11.57	$12.14

Income (loss) from investment operations:
Net investment income	0.19	0.31		0.42	0.52	0.59	0.59	0.58
Net realized and unrealized gain (loss) on investments	(0.08)	0.07		(0.22)	0.48	0.24	0.54	(0.57)

Total from investment operations	0.11	0.38		0.20	1.00	0.83	1.13	0.01

Less distributions:
Dividends from net investment income	(0.19)	(0.32)		(0.38)	(0.51)	(0.57)	(0.59)	(0.58)
Distributions from realized gains	—	—		(0.03)	—	—	—	—

Total dividends and distributions	(0.19)	(0.32)		(0.41)	(0.51)	(0.57)	(0.59)	(0.58)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$12.63	$12.71		$12.65	$12.86	$12.37	$12.11	$11.57

Total return (b)†	0.86%	3.02%		1.57%	8.28%	6.99%	10.08%	0.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,636	$20,321		$23,930	$27,942	$16,798	$8,692	$5,516
Ratio of expenses to average net assets:
After waivers (a)	1.80%	1.80%		1.80%	1.82%	1.85%	1.85%	1.85%
Before waivers(a)	2.15%	2.07%		2.04%	2.03%	1.92%	1.90%	1.95%
Ratio of net investment income to average net assets:
After waivers (a)	3.08%	2.97	%(e)	3.26%	4.12%	4.72%	5.02%	4.92%
Before waivers (a)	2.73%	**		**	**	**	**	**
Portfolio turnover rate (f)	5%	8%		50%	11%	15%	7%	11%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**		**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class Y				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$12.72	$12.65		$12.86	$12.37	$12.11	$11.56	$12.14

Income (loss) from investment operations:
Net investment income	0.26	0.42		0.56	0.65	0.72	0.71	0.70
Net realized and unrealized gain (loss) on investments	(0.09)	0.07		(0.23)	0.48	0.24	0.55	(0.58)

Total from investment operations	0.17	0.49		0.33	1.13	0.96	1.26	0.12

Less distributions:
Dividends from net investment income	(0.25)	(0.42)		(0.51)	(0.64)	(0.70)	(0.71)	(0.70)
Distributions from realized gains	—	—		(0.03)	—	—	—	—

Total dividends and distributions	(0.25)	(0.42)		(0.54)	(0.64)	(0.70)	(0.71)	(0.70)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$12.64	$12.72		$12.65	$12.86	$12.37	$12.11	$11.56

Total return (b)	1.36%	3.95%		2.59%	9.37%	8.07%	11.28%	1.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,641	$22,222		$18,720	$10,242	$7,669	$7,171	$6,212
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%		0.80%	0.82%	0.85%	0.85%	0.85%
Before waivers (a)	1.15%	1.07%		1.05%	1.03%	0.92%	0.91%	0.94%
Ratio of net investment income to average net assets:
After waivers (a)	4.08%	3.97	%(e)	4.37%	5.18%	5.78%	6.06%	5.92%
Before waivers (a)	3.73%	**		**	**	**	**	**
Portfolio turnover rate (f)	5%	8%		50%	11%	15%	7%	11%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class A			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$15.61	$15.86	$13.64	$17.78	$20.52	$24.55	$21.07

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.05)	(0.03)	(0.05)	(0.06)	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	0.31	(0.20)	2.25	(4.09)	(2.68)	(1.88)	4.73

Total from investment operations	0.29	(0.25)	2.22	(4.14)	(2.74)	(1.97)	4.61

Less distributions:
Distributions from realized gains	—	—	—	—	—	(2.06)	(1.13)

Net asset value, end of period	$15.90	$15.61	$15.86	$13.64	$17.78	$20.52	$24.55

Total return (b)†	1.86%	(1.58)%	16.28%	(23.28)%	(13.35)%	(7.94)%	22.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$887,304	$961,077	$960,098	$689,196	$820,971	$1,029,590	$1,268,022
Ratio of expenses to average net assets:
After waivers (a)	1.59%	1.55%	1.55%	1.58%	1.49%	1.41%	1.40%
Before waivers (a)	1.59%	**	**	**	**	**	**
Ratio of net investment loss to average net assets:
After waivers (a)	(0.31)%	(0.35)%	(0.18)%	(0.30)%	(0.36)%	(0.41)%	(0.51)%
Before waivers (a)	(0.31)%	**	**	**	**	**	**
Portfolio turnover rate (f)	28%	41%	38%	43%	52%	65%	38%

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class B			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$14.72	$15.03	$13.00	$17.04	$19.76	$23.84	$20.62

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.11)	(0.10)	(0.13)	(0.16)	(0.21)	(0.24)
Net realized and unrealized gain (loss) on investments	0.30	(0.20)	2.13	(3.91)	(2.56)	(1.81)	4.59

Total from investment operations	0.24	(0.31)	2.03	(4.04)	(2.72)	(2.02)	4.35

Less distributions:
Distributions from realized gains	—	—	—	—	—	(2.06)	(1.13)

Net asset value, end of period	$14.96	$14.72	$15.03	$13.00	$17.04	$19.76	$23.84

Total return (b)†	1.63%	(2.06)%	15.62%	(23.71)%	(13.77)%	(8.40)%	21.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$333,751	$391,307	$461,562	$426,757	$605,432	$736,423	$811,706
Ratio of expenses to average net assets:
After waivers (a)	2.14%	2.10%	2.10%	2.12%	2.04%	1.96%	1.95%
Before waivers (a)	2.14%	**	**	**	**	**	**
Ratio of net investment loss to average net assets:
After waivers (a)	(0.86)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%	(0.95)%	(1.06)%
Before waivers (a)	(0.86)%	**	**	**	**	**	**
Portfolio turnover rate (f)	28%	41%	38%	43%	52%	65%	38%

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class C			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$14.93	$15.24	$13.18	$17.27	$20.04	$24.14	$20.87

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.11)	(0.10)	(0.13)	(0.16)	(0.21)	(0.24)
Net realized and unrealized gain (loss) on investments	0.31	(0.20)	2.16	(3.96)	(2.61)	(1.83)	4.64

Total from investment operations	0.24	(0.31)	2.06	(4.09)	(2.77)	(2.04)	4.40

Less distributions:
Distributions from realized gains	—	—	—	—	—	(2.06)	(1.13)

Net asset value, end of period	$15.17	$14.93	$15.24	$13.18	$17.27	$20.04	$24.14

Total return (b)†	1.61%	(2.03)%	15.63%	(23.68)%	(13.82)%	(8.38)%	21.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$171,623	$195,473	$211,086	$174,419	$214,230	$253,834	$294,683
Ratio of expenses to average net assets:
After waivers (a)	2.14%	2.10%	2.10%	2.13%	2.04%	1.96%	1.95%
Before waivers (a)	2.14%	**	**	**	**	**	**
Ratio of net investment loss to average net assets:
After waivers (a)	(0.86)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%	(0.96)%	(1.07)%
Before waivers (a)	(0.86)%	**	**	**	**	**	**
Portfolio turnover rate (f)	28%	41%	38%	43%	52%	65%	38%

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class Y			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$16.33	$16.53	$14.15	$18.37	$21.10	$25.06	$21.41

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01	(0.04)	0.02	0.02	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.34	(0.21)	2.42	(4.24)	(2.75)	(1.91)	4.80

Total from investment operations	0.35	(0.20)	2.38	(4.22)	(2.73)	(1.90)	4.78

Less distributions:
Distributions from realized gains	—	—	—	—	—	(2.06)	(1.13)

Net asset value, end of period	$16.68	$16.33	$16.53	$14.15	$18.37	$21.10	$25.06

Total return (b)	2.14%	(1.21)%	16.82%	(22.97)%	(12.94)%	(7.49)%	22.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,607	$56,861	$56,846	$41,255	$52,671	$66,749	$86,826
Ratio of expenses to average net assets:
After waivers (a)	1.14%	1.10%	1.10%	1.13%	1.04%	0.96%	0.95%
Before waivers (a)	1.14%	**	**	**	**	**	**
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.14%	0.10%	0.27%	0.15%	0.09%	0.03%	(0.07)%
Before waivers (a)	0.14%	**	**	**	**	**	**
Portfolio turnover rate (f)	28%	41%	38%	43%	52%	65%	38%

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$31.87	$30.52		$24.11	$32.88	$38.55	$38.57	$29.01

Income (loss) from investment operations:
Net investment income	0.15	0.04		0.09	0.03	0.07	0.06	— #
Net realized and unrealized gain (loss) on investments	1.44	1.31		6.35	(8.80)	(5.59)	(0.08)	9.57

Total from investment operations	1.59	1.35		6.44	(8.77)	(5.52)	(0.02)	9.57

Less distributions:
Dividends from net investment income	—	—		(0.03)	—	—	—	—
Distributions from realized gains	—	—		—	—	(0.15)	—	(0.01)

Total dividends and distributions	—	—		(0.03)	—	(0.15)	—	(0.01)

Net asset value, end of period	$33.46	$31.87		$30.52	$24.11	$32.88	$38.55	$38.57

Total return (b)†	5.09%	4.33%		26.71%	(26.67)%	(14.32)%	(0.05)%	32.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,743	$68,849		$60,352	$50,361	$84,159	$94,885	$65,759
Ratio of expenses to average net assets:
After waivers (a)	1.50%	1.50%		1.50%	1.50%	1.50%	1.50%	1.50%
After waivers and fees paid indirectly (a)	1.49%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.74%	1.72%		1.74%	1.71%	1.59%	1.54%	1.64%
Ratio of net investment income to average net assets:
After waivers (a)	0.90%	0.16%		0.37%	0.11%	0.21%	0.15%	0.00%
After waivers and fees paid indirectly (a)	0.91%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	0.66%	**		**	**	**	**	**
Portfolio turnover rate (f)	20%	33%		118%	17%	3%	10%	3%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.04	**		**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class B				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$30.78	$29.60		$23.49	$32.22	$37.99	$38.20	$28.90

Income (loss) from investment operations:
Net investment income (loss)	0.06	(0.10)		(0.05)	(0.12)	(0.12)	(0.16)	(0.18)
Net realized and unrealized gain (loss) on investments	1.39	1.28		6.16	(8.61)	(5.50)	(0.05)	9.49

Total from investment operations	1.45	1.18		6.11	(8.73)	(5.62)	(0.21)	9.31

Less distributions:
Distributions from realized gains	—	—		—	—	(0.15)	—	(0.01)

Net asset value, end of period	$32.23	$30.78		$29.60	$23.49	$32.22	$37.99	$38.20

Total return (b)†	4.81%	3.89%		26.01%	(27.09)%	(14.80)%	(0.55)%	32.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,382	$77,038		$84,510	$73,049	$118,866	$124,127	$74,597
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%		2.05%	2.05%	2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.04%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.29%	2.27	%(e)	2.29%	2.26%	2.14%	2.09%	2.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.35%	(0.39)%		(0.18)%	(0.43)%	(0.35)%	(0.40)%	(0.56)%
After waivers and fees paid indirectly (a)	0.36%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	0.11%	**		**	**	**	**	**
Portfolio turnover rate (f)	20%	33%		118%	17%	3%	10%	3%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.04	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$30.81	$29.64	$23.52	$32.25	$38.03	$38.24	$28.91

Income (loss) from investment operations:
Net investment income (loss)	0.06	(0.10)	(0.05)	(0.12)	(0.12)	(0.16)	(0.19)
Net realized and unrealized gain (loss) on investments	1.39	1.27	6.17	(8.61)	(5.51)	(0.05)	9.53

Total from investment operations	1.45	1.17	6.12	(8.73)	(5.63)	(0.21)	9.34

Less distributions:
Distributions from realized gains	—	—	—	—	(0.15)	—	(0.01)

Net asset value, end of period	$32.26	$30.81	$29.64	$23.52	$32.25	$38.03	$38.24

Total return (b)†	4.77%	3.88%	26.02%	(27.07)%	(14.81)%	(0.55)%	32.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,370	$16,060	$15,884	$13,380	$22,263	$22,239	$13,710
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.04%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.29%	2.27%	2.29%	2.26%	2.14%	2.09%	2.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.35%	(0.39)%	(0.18)%	(0.43)%	(0.35)%	(0.40)%	(0.58)%
After waivers and fees paid indirectly (a)	0.36%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	0.11%	**	**	**	**	**	**
Portfolio turnover rate (f)	20%	33%	118%	17%	3%	10%	3%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.04	**	**	**	**	**	**

Class Y	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$32.77	$31.26	$24.67	$33.50	$39.08	$38.91	$29.13

Income (loss) from investment operations:
Net investment income	0.23	0.16	0.22	0.16	0.23	0.23	0.14
Net realized and unrealized gain (loss) on investments	1.48	1.35	6.52	(8.99)	(5.66)	(0.06)	9.65

Total from investment operations	1.71	1.51	6.74	(8.83)	(5.43)	0.17	9.79

Less distributions:
Dividends from net investment income	—	—	(0.15)	—	—	—	—
Distributions from realized gains	—	—	—	—	(0.15)	—	(0.01)

Total dividends and distributions	—	—	(0.15)	—	(0.15)	—	(0.01)

Net asset value, end of period	$34.48	$32.77	$31.26	$24.67	$33.50	$39.08	$38.91

Total return (b)	5.31%	4.73%	27.33%	(26.36)%	(13.90)%	0.44%	33.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,976	$19,403	$17,118	$10,011	$13,217	$16,892	$17,116
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.04%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.29%	1.27%	1.29%	1.26%	1.14%	1.09%	1.18%
Ratio of net investment income to average net assets:
After waivers (a)	1.35%	0.61%	0.81%	0.56%	0.66%	0.58%	0.41%
After waivers and fees paid indirectly (a)	1.36%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.11%	**	**	**	**	**	**
Portfolio turnover rate (f)	20%	33%	118%	17%	3%	10%	3%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.04	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class A			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$9.97	$9.80	$8.76	$9.48	$9.74	$10.99	$11.53

Income (loss) from investment operations:
Net investment income	0.31	0.52	0.65	0.69	0.81	0.94	0.94
Net realized and unrealized gain (loss) on investments	(0.37)	0.17	1.04	(0.73)	(0.26)	(1.25)	(0.53)

Total from investment operations	(0.06)	0.69	1.69	(0.04)	0.55	(0.31)	0.41

Less distributions:
Dividends from net investment income	(0.34)	(0.52)	(0.65)	(0.69)	(0.81)	(0.94)	(0.94)
Distributions from capital gains	—	—	—	—	—	—	(0.01)

Total dividends and distributions	(0.34)	(0.52)	(0.65)	(0.69)	(0.81)	(0.94)	(0.95)

Redemption fees	—#	—#	—#	0.01	—	—	—

Net asset value, end of period	$9.57	$9.97	$9.80	$8.76	$9.48	$9.74	$10.99

Total return (b)†	(0.99)%	7.28%	19.90%	(0.18)%	5.73%	(2.96)%	3.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101,274	$108,142	$123,603	$96,790	$63,928	$54,612	$64,038
Ratio of expenses to average net assets:
After waivers (a)	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
After waivers and fees paid indirectly (a)	1.30%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.43%	1.38%	1.39%	1.47%	1.45%	1.42%	1.41%
Ratio of net investment income to average net assets:
After waivers (a)	6.30%	6.39%	6.92%	7.69%	8.27%	9.01%	8.30%
After waivers and fees paid indirectly (a)	6.30%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	6.17%	**	**	**	**	**	**
Portfolio turnover rate (f)	20%	58%	55%	66%	75%	61%	84%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**	**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class B			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$9.96	$9.79	$8.75	$9.48	$9.74	$10.99	$11.52

Income (loss) from investment operations:
Net investment income	0.28	0.47	0.60	0.64	0.76	0.88	0.88
Net realized and unrealized gain (loss) on investments	(0.36)	0.17	1.04	(0.73)	(0.26)	(1.25)	(0.52)

Total from investment operations	(0.08)	0.64	1.64	(0.09)	0.50	(0.37)	0.36

Less distributions:
Dividends from net investment income	(0.31)	(0.47)	(0.60)	(0.64)	(0.76)	(0.88)	(0.88)
Distributions from capital gains	—	—	—	—	—	—	(0.01)

Total dividends and distributions	(0.31)	(0.47)	(0.60)	(0.64)	(0.76)	(0.88)	(0.89)

Redemption fees	—#	—#	—#	—	—	—	—

Net asset value, end of period	$9.57	$9.96	$9.79	$8.75	$9.48	$9.74	$10.99

Total return (b)†	(1.15)%	6.79%	19.26%	(0.83)%	5.15%	(3.49)%	3.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,780	$71,373	$78,059	$54,214	$47,564	$32,631	$36,673
Ratio of expenses to average net assets:
After waivers (a)	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
After waivers and fees paid indirectly (a)	1.85%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.98%	1.93%	1.94%	2.02%	2.00%	1.97%	1.96%
Ratio of net investment income to average net assets:
After waivers (a)	5.75%	5.84%	6.37%	7.15%	7.71%	8.47%	7.75%
After waivers and fees paid indirectly (a)	5.75%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	5.62%	**	**	**	**	**	**
Portfolio turnover rate (f)	20%	58%	55%	66%	75%	61%	84%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class C				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$9.96	$9.79		$8.75	$9.48	$9.74	$10.99	$11.53

Income (loss) from investment operations:
Net investment income	0.28	0.47		0.60	0.64	0.76	0.88	0.88
Net realized and unrealized gain (loss) on investments	(0.37)	0.17		1.04	(0.73)	(0.26)	(1.25)	(0.53)

Total from investment operations	(0.09)	0.64		1.64	(0.09)	0.50	(0.37)	0.35

Less distributions:
Dividends from net investment income	(0.31)	(0.47)		(0.60)	(0.64)	(0.76)	(0.88)	(0.88)
Distributions from capital gains	—	—		—	—	—	—	(0.01)

Total dividends and distributions	(0.31)	(0.47)		(0.60)	(0.64)	(0.76)	(0.88)	(0.89)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$9.56	$9.96		$9.79	$8.75	$9.48	$9.74	$10.99

Total return (b)†	(1.25)%	6.79%		19.25%	(0.84)%	5.15%	(3.49)%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,356	$45,239		$56,936	$29,060	$13,902	$7,035	$6,841
Ratio of expenses to average net assets:
After waivers (a)	1.85%	1.85%		1.85%	1.85%	1.85%	1.85%	1.85%
After waivers and fees paid indirectly (a)	1.85%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.98%	1.93%		1.94%	2.02%	1.99%	1.96%	1.96%
Ratio of net investment income to average net assets:
After waivers (a)	5.75%	5.84	%(e)	6.29%	7.12%	7.64%	8.47%	7.73%
After waivers and fees paid indirectly (a)	5.75%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	5.62%	**		**	**	**	**	**
Portfolio turnover rate (f)	20%	58%		55%	66%	75%	61%	84%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**		**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October31, 2004(c)		Year Ended December 31,
Class Y				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$9.98	$9.81		$8.77	$9.49	$9.74	$10.99	$11.51

Income (loss) from investment operations:
Net investment income	0.33	0.55		0.68	0.73	0.86	0.99	0.99
Net realized and unrealized gain (loss) on investments	(0.37)	0.17		1.05	(0.72)	(0.25)	(1.25)	(0.51)

Total from investment operations	(0.04)	0.72		1.73	0.01	0.61	(0.26)	0.48

Less distributions:
Dividends from net investment income	(0.36)	(0.55)		(0.69)	(0.73)	(0.86)	(0.99)	(0.99)
Distributions from capital gains	—	—		—	—	—	—	(0.01)

Total dividends and distributions	(0.36)	(0.55)		(0.69)	(0.73)	(0.86)	(0.99)	(1.00)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$9.58	$9.98		$9.81	$8.77	$9.49	$9.74	$10.99

Total return (b)	(0.76)%	7.67%		20.41%	0.29%	6.32%	(2.52)%	4.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,514	$30,572		$26,677	$5,555	$4,189	$808	$1,179
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.85%		0.85%	0.85%	0.85%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.85%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	0.98%	0.93%		0.94%	1.02%	1.00%	0.97%	0.96%
Ratio of net investment income to average net assets:
After waivers (a)	6.75%	6.84	%(e)	7.15%	8.17%	8.72%	9.48%	8.73%
After waivers and fees paid indirectly (a)	6.75%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	6.62%	**		**	**	**	**	**
Portfolio turnover rate (f)	20%	58%		55%	66%	75%	61%	84%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class A				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$12.86	$13.39		$10.30	$12.82	$18.35	$23.81	$18.89

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.01		0.01	0.04	(0.07)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.75	(0.54)		3.04	(2.58)	(5.49)	(4.53)	7.37

Total from investment operations	0.74	(0.53)		3.05	(2.54)	(5.56)	(4.69)	7.26

Less distributions:
Dividends from net investment income	(0.02)	—		—	—	—	—	(0.16)
Distributions from realized gains	—	—		—	—	—	(0.77)	(2.18)

Total dividends and distributions	(0.02)	—		—	—	—	(0.77)	(2.34)

Redemption fees	—#	—#		0.04	0.02	0.03	—	—

Net asset value, end of period	$13.58	$12.86		$13.39	$10.30	$12.82	$18.35	$23.81

Total return (b)†	5.74%	(3.96)%		30.00%	(19.66)%	(30.14)%	(19.75)%	39.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,341	$32,757		$30,444	$23,226	$34,589	$49,770	$55,426
Ratio of expenses to average net assets:
After waivers (a)	1.85%	1.85%		1.85%	1.85%	1.96%	1.85%	1.94%
After waivers and fees paid indirectly (a)	1.82%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.02%	1.88%		1.95%	2.10%	1.96%	1.85%	1.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.17)%	0.05%		0.06%	0.35%	(0.50)%	(0.76)%	(0.53)%
After waivers and fees paid indirectly (a)	(0.14)%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	(0.34)%	**		**	**	**	**	**
Portfolio turnover rate (f)	53%	115%		56%	182%	99%	66%	131%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.01	**		**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class B				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$12.23	$12.78		$9.89	$12.40	$17.89	$23.40	$18.62

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.05)		(0.05)	(0.02)	(0.16)	(0.27)	(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.70	(0.50)		2.87	(2.49)	(5.33)	(4.47)	7.23

Total from investment operations	0.66	(0.55)		2.82	(2.51)	(5.49)	(4.74)	7.02

Less distributions:
Dividends from net investment income	(0.02)	—		—	—	—	—	(0.06)
Distributions from realized gains	—	—		—	—	—	(0.77)	(2.18)

Total dividends and distributions	(0.02)	—		—	—	—	(0.77)	(2.24)

Redemption fees	—#	—		0.07	—	—	—	—

Net asset value, end of period	$12.87	$12.23		$12.78	$9.89	$12.40	$17.89	$23.40

Total return (b)†	5.38%	(4.30)%		29.22%	(20.24)%	(30.69)%	(20.32)%	39.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,092	$18,181		$21,726	$16,905	$21,738	$26,569	$23,475
Ratio of expenses to average net assets:
After waivers (a)	2.40%	2.40%		2.40%	2.40%	2.53%	2.40%	2.48%
After waivers and fees paid indirectly (a)	2.37%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.57%	2.43	%(e)	2.50%	2.65%	2.53%	2.40%	2.48%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.72)%	(0.45)%		(0.49)%	(0.21)%	(1.13)%	(1.32)%	(1.10)%
After waivers and fees paid indirectly (a)	(0.69)%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	(0.89)%	**		**	**	**	**	**
Portfolio turnover rate (f)	53%	115%		56%	182%	99%	66%	131%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.01	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class C				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$12.31	$12.88		$9.97	$12.50	$18.04	$23.59	$18.77

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.05)		(0.05)	(0.02)	(0.15)	(0.27)	(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.71	(0.52)		2.89	(2.52)	(5.39)	(4.51)	7.29

Total from investment operations	0.67	(0.57)		2.84	(2.54)	(5.54)	(4.78)	7.07

Less distributions:
Dividends from net investment income	(0.02)	—		—	—	—	—	(0.07)
Distributions from realized gains	—	—		—	—	—	(0.77)	(2.18)

Total dividends and distributions	(0.02)	—		—	—	—	(0.77)	(2.25)

Redemption fees	—#	—#		0.07	0.01	—	—	—

Net asset value, end of period	$12.96	$12.31		$12.88	$9.97	$12.50	$18.04	$23.59

Total return (b)†	5.43%	(4.43)%		29.19%	(20.24)%	(30.71)%	(20.33)%	38.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,236	$8,796		$8,718	$6,375	$8,512	$7,750	$5,771
Ratio of expenses to average net assets:
After waivers (a)	2.40%	2.40%		2.40%	2.40%	2.52%	2.40%	2.48%
After waivers and fees paid indirectly (a)	2.37%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.57%	2.43	%(e)	2.50%	2.65%	2.52%	2.40%	2.48%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.72)%	(0.45	)%(e)	(0.51)%	(0.19)%	(1.12)%	(1.32)%	(1.12)%
After waivers and fees paid indirectly (a)	(0.69)%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	(0.89)%	**		**	**	**	**	**
Portfolio turnover rate (f)	53%	115%		56%	182%	99%	66%	131%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.01	**		**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,
Class Y				2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$13.08	$13.56		$10.39	$12.90	$18.41	$23.82	$18.88

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.06		0.06	0.09	(0.02)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.76	(0.54)		3.04	(2.61)	(5.49)	(4.58)	7.40

Total from investment operations	0.78	(0.48)		3.10	(2.52)	(5.51)	(4.64)	7.37

Less distributions:
Dividends from net investment income	(0.02)	—		—	—	—	—	(0.25)
Distributions from realized gains	—	—		—	—	—	(0.77)	(2.18)

Total dividends and distributions	(0.02)	—		—	—	—	(0.77)	(2.43)

Redemption fees	—#	—#		0.07	0.01	—	—	—

Net asset value, end of period	$13.84	$13.08		$13.56	$10.39	$12.90	$18.41	$23.82

Total return (b)	5.95%	(3.54)%		30.51%	(19.46)%	(29.93)%	(19.53)%	40.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,182	$15,199		$15,097	$10,616	$13,797	$20,515	$20,738
Ratio of expenses to average net assets:
After waivers (a)	1.40%	1.40%		1.40%	1.40%	1.53%	1.39%	1.48%
After waivers and fees paid indirectly (a)	1.37%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.57%	1.43	%(e)	1.50%	1.65%	1.53%	1.39%	1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.28%	0.55	%(e)	0.50%	0.80%	(0.12)%	0.30%	(0.14)%
After waivers and fees paid indirectly (a)	0.31%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	0.11%	**		**	**	**	**	**
Portfolio turnover rate (f)	53%	115%		56%	182%	99%	66%	131%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class A			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$6.72	$6.61	$5.54	$7.08	$8.03	$9.06	$9.26

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.03	0.04	0.01	(0.01)	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.20	0.08	1.09	(1.55)	(0.94)	(0.03)	0.61

Total from investment operations	0.24	0.11	1.13	(1.54)	(0.95)	0.03	0.67

Less distributions:
Dividends from net investment income	(0.06)	—	(0.06)	—	—	(0.07)	(0.06)
Distributions from realized gains	—	—	—	—	—	(0.99)	(0.81)

Total dividends and distributions	(0.06)	—	(0.06)	—	—	(1.06)	(0.87)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$6.90	$6.72	$6.61	$5.54	$7.08	$8.03	$9.06

Total return (b)†	3.51%	1.66%	20.35%	(21.75)%	(11.83)%	0.46%	7.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$59,721	$61,415	$57,797	$47,471	$82,109	$104,057	$144,519
Ratio of expenses to average net assets:
After waivers (a)	1.45%	1.45%	1.45%	1.49%	1.50%	1.51%	1.48%
Before waivers (a)	1.88%	1.76%	1.78%	1.73%	1.58%	1.52%	1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.26%	0.59%	0.67%	0.24%	(0.08)%	0.77%	0.60%
Before waivers (a)	0.83%	**	**	**	**	**	**
Portfolio turnover rate (f)	36%	53%	78%	88%	130%	22%	95%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	0.01	**	**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class B			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$6.54	$6.46	$5.42	$6.96	$7.93	$8.96	$9.17

Income (loss) from investment operations:
Net investment income (loss)	0.02	—#	0.01	(0.02)	(0.05)	0.02	—#
Net realized and unrealized gain (loss) on investments	0.19	0.08	1.05	(1.52)	(0.92)	(0.04)	0.61

Total from investment operations	0.21	0.08	1.06	(1.54)	(0.97)	(0.02)	0.61

Less distributions:
Dividends from net investment income	(0.02)	—	(0.02)	—	—	(0.02)	(0.01)
Distributions from realized gains	—	—	—	—	—	(0.99)	(0.81)

Total dividends and distributions	(0.02)	—	(0.02)	—	—	(1.01)	(0.82)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$6.73	$6.54	$6.46	$5.42	$6.96	$7.93	$8.96

Total return (b)†	3.18%	1.24%	19.59%	(22.13)%	(12.23)%	(0.12)%	6.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,092	$53,200	$65,876	$61,098	$93,248	$111,848	$149,098
Ratio of expenses to average net assets:
After waivers (a)	2.00%	2.00%	2.00%	2.03%	2.05%	2.06%	2.03%
Before waivers (a)	2.43%	2.31%	2.33%	2.28%	2.13%	2.07%	2.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.71%	0.04%	0.14%	(0.30)%	(0.63)%	0.23%	0.04%
Before waivers (a)	0.28%	**	**	**	**	**	**
Portfolio turnover rate (f)	36%	53%	78%	88%	130%	22%	95%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	0.01	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class C			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$6.52	$6.44	$5.41	$6.96	$7.93	$8.96	$9.09

Income (loss) from investment operations:
Net investment income (loss)	0.02	—#	0.01	(0.02)	(0.05)	0.02	—#
Net realized and unrealized gain (loss) on investments	0.19	0.08	1.05	(1.53)	(0.92)	(0.04)	0.68

Total from investment operations	0.21	0.08	1.06	(1.55)	(0.97)	(0.02)	0.68

Less distributions:
Dividends from net investment income	(0.02)	—	(0.03)	—	—	(0.02)	—
Distributions from realized gains	—	—	—	—	—	(0.99)	(0.81)

Total dividends and distributions	(0.02)	—	(0.03)	—	—	(1.01)	(0.81)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$6.71	$6.52	$6.44	$5.41	$6.96	$7.93	$8.96

Total return (b)†	3.19%	1.24%	19.59%	(22.27)%	(12.23)%	(0.15)%	7.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,684	$6,732	$6,149	$3,513	$5,597	$7,382	$9,957
Ratio of expenses to average net assets:
After waivers (a)	2.00%	2.00%	2.00%	2.04%	2.05%	2.06%	2.03%
Before waivers (a)	2.43%	2.31%	2.33%	2.28%	2.13%	2.07%	2.03%
Ratio of net investment income to average net assets:
After waivers (a)	0.71%	0.04%	0.09%	(0.31)%	(0.63)%	0.23%	0.05%
Before waivers (a)	0.28%	**	**	**	**	**	**
Portfolio turnover rate (f)	36%	53%	78%	88%	130%	22%	95%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	0.01	**	**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class Y			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$6.79	$6.65	$5.57	$7.10	$8.01	$9.05	$9.25

Income from investment operations:
Net investment income	0.06	0.06	0.07	0.02	0.03	0.10	0.10
Net realized and unrealized gain (loss) on investments	0.19	0.08	1.09	(1.55)	(0.94)	(0.04)	0.62

Total from investment operations	0.25	0.14	1.16	(1.53)	(0.91)	0.06	0.72

Less distributions:
Dividends from net investment income	(0.09)	—	(0.08)	—	—	(0.11)	(0.11)
Distributions from realized gains	—	—	—	—	—	(0.99)	(0.81)

Total dividends and distributions	(0.09)	—	(0.08)	—	—	(1.10)	(0.92)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$6.95	$6.79	$6.65	$5.57	$7.10	$8.01	$9.05

Total return (b)	3.65%	2.11%	20.91%	(21.55)%	(11.36)%	0.83%	7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$311	$381	$374	$172	$43,417	$54,761	$81,090
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.05%	1.05%	1.06%	1.03%
Before waivers (a)	1.43%	1.31%	1.33%	1.20%	1.13%	1.07%	1.03%
Ratio of net investment income to average net assets:
After waivers (a)	1.71%	1.04%	1.10%	0.28%	0.37%	1.23%	1.04%
Before waivers (a)	1.28%	**	**	**	**	**	**
Portfolio turnover rate (f)	36%	53%	78%	88%	130%	22%	95%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
Class A			2003(c)	2002(c)
Net asset value, beginning of period	$11.26	$11.05	$9.70	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	(0.03)	(0.06)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.41	0.24	1.56	(0.31)	0.21

Total from investment operations	0.41	0.21	1.50	(0.33)	0.22

Less distributions:
Distributions from realized gains	(0.39)	—	(0.15)	(0.07)	(0.12)

Redemption fees	—#	—#	—	—	—

Net asset value, end of period	$11.28	$11.26	$11.05	$9.70	$10.10

Total return (b)†	3.64%	1.90%	15.45%	(3.28)%	2.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$149,014	$120,465	$67,912	$31,022	$23,876
Ratio of expenses to average net assets:
After waivers (a)	1.69%	1.74%	1.76%	1.83%	1.90%
After waivers and fees paid indirectly (a)	1.65%	**	**	**	**
Before waivers and fees paid indirectly (a)	1.69%	1.74%	1.76%	1.83%	2.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%	(0.33)%	(0.57)%	(0.16)%	0.16%
After waivers and fees paid indirectly (a)	0.04%	**	**	**	**
Before waivers and fees paid indirectly (a)	—%	**	**	**	**
Portfolio turnover rate (f)	93%	138%	233%	184%	238%

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
Class B				2003(c)	2002(c)
Net asset value, beginning of period	$11.03	$10.87		$9.59	$10.05	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.08)		(0.11)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.39	0.24		1.54	(0.32)	0.20

Total from investment operations	0.36	0.16		1.43	(0.39)	0.17

Less distributions:
Distributions from realized gains	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption fees	—#	—#		—	—	—

Net asset value, end of period	$11.00	$11.03		$10.87	$9.59	$10.05

Total return (b)†	3.26%	1.47%		14.90%	(3.89)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,302	$45,335		$35,564	$23,554	$21,195
Ratio of expenses to average net assets:
After waivers (a)	2.24%	2.29	%(e)	2.31%	2.38%	2.45%
After waivers and fees paid indirectly (a)	2.20%	**		**	**	**
Before waivers and fees paid indirectly (a)	2.24%	2.29	%(e)	2.31%	2.38%	2.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.55)%	(0.88	)%(e)	(1.12)%	(0.71)%	(0.37)%
After waivers and fees paid indirectly (a)	(0.51)%	**		**	**	**
Before waivers and fees paid indirectly (a)	(0.55)%	**		**	**	**
Portfolio turnover rate (f)	93%	138%		233%	184%	238%

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
Class C				2003(c)	2002(c)
Net asset value, beginning of period	$11.03	$10.87		$9.60	$10.05	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.08)		(0.11)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.40	0.24		1.53	(0.31)	0.20

Total from investment operations	0.37	0.16		1.42	(0.38)	0.17

Less distributions:
Distributions from realized gains	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption fees	—#	—#		—	—	—

Net asset value, end of period	$11.01	$11.03		$10.87	$9.60	$10.05

Total return (b)†	3.35%	1.47%		14.78%	(3.79)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,793	$71,454		$42,882	$18,229	$11,543
Ratio of expenses to average net assets:
After waivers (a)	2.24%	2.29	%(e)	2.31%	2.39%	2.45%
After waivers and fees paid indirectly (a)	2.20%	**		**	**	**
Before waivers and fees paid indirectly (a)	2.24%	2.29	%(e)	2.31%	2.39%	2.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.55)%	(0.88	)%(e)	(1.12)%	(0.72)%	(0.37)%
After waivers and fees paid indirectly (a)	(0.51)%	**		**	**	**
Before waivers and fees paid indirectly (a)	(0.55)%	**		**	**	**
Portfolio turnover rate (f)	93%	138%		233%	184%	238%

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
Class Y				2003(c)	2002(c)
Net asset value, beginning of period	$11.45	$11.19		$9.77	$10.13	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.01		(0.01)	0.03	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.41	0.25		1.58	(0.32)	0.19

Total from investment operations	0.44	0.26		1.57	(0.29)	0.25

Less distributions:
Distributions from realized gains	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption fees	—#	—#		—	—	—

Net asset value, end of period	$11.50	$11.45		$11.19	$9.77	$10.13

Total return (b)	3.85%	2.32%		16.06%	(2.87)%	2.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,475	$12,001		$4,885	$1,014	$724
Ratio of expenses to average net assets:
After waivers (a)	1.24%	1.29	%(e)	1.31%	1.38%	1.45%
After waivers and fees paid indirectly (a)	1.20%	**		**	**	**
Before waivers and fees paid indirectly (a)	1.24%	1.29	%(e)	1.31%	1.38%	1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.45%	0.12	%(e)	(0.11)%	0.30%	0.68%
After waivers and fees paid indirectly (a)	0.49%	**		**	**	**
Before waivers and fees paid indirectly (a)	0.45%	**		**	**	**
Portfolio turnover rate (f)	93%	138%		233%	184%	238%

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class A			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.01	0.01	0.01	0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—	—

Total from investment operations	0.01	0.01	0.01	0.01	0.04	0.06	0.05

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)

Payment by Affiliate	—	—	—#	—	—	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)†	0.83%	0.53%	0.68%	1.34%	3.71%	6.05%	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$311,429	$335,344	$357,586	$264,161	$251,503	$272,225	$204,403
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.69%	0.65%	0.68%	0.62%	0.56%	0.59%
Before waivers (a)	0.79%	**	**	**	**	**	**
Ratio of net investment income to average net assets:
After waivers (a)	1.65%	0.63%	0.67%	1.32%	3.65%	5.91%	4.74%
Before waivers (a)	1.56%	**	**	**	**	**	**
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	—#	**	**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class B			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.01	0.01	0.01	0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—	—

Total from investment operations	0.01	0.01	0.01	0.01	0.04	0.06	0.05

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)

Payment by Affiliate	—	—	—#	—	—	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)†	0.83%	0.53%	0.68%	1.34%	3.71%	6.05%	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,234	$38,670	$46,452	$56,323	$44,045	$28,096	$32,863
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.69%	0.65%	0.68%	0.62%	0.56%	0.60%
Before waivers (a)	0.79%	**	**	**	**	**	**
Ratio of net investment income to average net assets:
After waivers (a)	1.65%	0.63%	0.67%	1.32%	3.65%	5.91%	4.86%
Before waivers (a)	1.56%	**	**	**	**	**	**
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	—#	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class C			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.01	0.01	0.01	0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—	—

Total from investment operations	0.01	0.01	0.01	0.01	0.04	0.06	0.05

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)

Payment by Affiliate	—	—	—#	—	—	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)†	0.83%	0.53%	0.68%	1.34%	3.71%	6.05%	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,438	$11,301	$10,735	$12,775	$10,632	$8,709	$7,296
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.69%	0.65%	0.68%	0.62%	0.56%	0.59%
Before waivers (a)	0.79%	**	**	**	**	**	**
Ratio of net investment income to average net assets:
After waivers (a)	1.65%	0.63%	0.67%	1.32%	3.65%	5.91%	4.76%
Before waivers (a)	1.56%	**	**	**	**	**	**
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	—#	**	**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class Y			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.01	0.01	0.01	0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—	—

Total from investment operations	0.01	0.01	0.01	0.01	0.04	0.06	0.05

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.04)	(0.06)	(0.05)

Payment by Affiliate	—	—	—#	—	—	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)	0.83%	0.53%	0.68%	1.34%	3.71%	6.05%	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,695	$7,569	$4,939	$4,298	$3,160	$2,666	$3,477
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.69%	0.65%	0.68%	0.62%	0.56%	0.59%
Before waivers (a)	0.79%	**	**	**	**	**	**
Ratio of net investment income to average net assets:
After waivers (a)	1.65%	0.63%	0.67%	1.32%	3.65%	5.91%	4.72%
Before waivers (a)	1.56%	**	**	**	**	**	**
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	—#	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MULTI-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,				July 1, 1999* to December 31, 1999(c)
Class A			2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.58	$6.78	$5.07	$7.90	$9.56	$13.74	$5.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.09)	(0.08)	(0.09)	(0.08)	(0.14)	(0.05)
Net realized and unrealized gain (loss) on investments	0.42	(0.11)	1.79	(2.74)	(1.58)	(4.04)	9.00

Total from investment operations	0.43	(0.20)	1.71	(2.83)	(1.66)	(4.18)	8.95

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(0.21)

Net asset value, end of period	$7.01	$6.58	$6.78	$5.07	$7.90	$9.56	$13.74

Total return (b)†	6.53%	(2.95)%	33.73%	(35.82)%	(17.36)%	(30.42)%	179.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,040	$30,501	$32,770	$26,114	$55,095	$81,279	$49,206
Ratio of expenses to average net assets:
After waivers (a)	2.00%	2.00%	1.96%	1.85%	1.85%	1.85%	1.85%
After waivers and fees paid indirectly (a)	1.59%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.25%	2.09%	2.15%	2.20%	2.02%	1.92%	2.43%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.06)%	(1.66)%	(1.33)%	(1.43)%	(0.98)%	(1.10)%	(1.06)%
After waivers and fees paid indirectly (a)	0.35%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	(0.31)%	**	**	**	**	**	**
Portfolio turnover rate (f)	140%	143%	161%	189%	105%	127%	32%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**	**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,				July 1, 1999* to December 31, 1999(c)
Class B			2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.40	$6.61	$4.97	$7.79	$9.49	$13.70	$5.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.12)	(0.11)	(0.12)	(0.12)	(0.21)	(0.07)
Net realized and unrealized gain (loss) on investments	0.40	(0.09)	1.75	(2.70)	(1.58)	(4.00)	8.98

Total from investment operations	0.39	(0.21)	1.64	(2.82)	(1.70)	(4.21)	8.91

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(0.21)

Net asset value, end of period	$6.79	$6.40	$6.61	$4.97	$7.79	$9.49	$13.70

Total return (b)†	6.09%	(3.18)%	33.00%	(36.20)%	(17.91)%	(30.73)%	178.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,227	$39,379	$46,888	$36,329	$68,173	$87,458	$39,854
Ratio of expenses to average net assets:
After waivers (a)	2.55%	2.55%	2.51%	2.40%	2.40%	2.40%	2.40%
After waivers and fees paid indirectly (a)	2.14%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.80%	2.64%	2.70%	2.75%	2.57%	2.47%	2.90%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.61)%	(2.21)%	(1.88)%	(1.98)%	(1.54)%	(1.63)%	(1.64)%
After waivers and fees paid indirectly (a)	(0.20)%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	(0.86)%	**	**	**	**	**	**
Portfolio turnover rate (f)	140%	143%	161%	189%	105%	127%	32%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.01	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MULTI-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,				July 1, 1999* to December 31, 1999(c)
Class C			2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.38	$6.60	$4.97	$7.78	$9.48	$13.70	$5.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.12)	(0.11)	(0.12)	(0.12)	(0.21)	(0.07)
Net realized and unrealized gain (loss) on investments	0.41	(0.10)	1.74	(2.69)	(1.58)	(4.01)	8.98

Total from investment operations	0.40	(0.22)	1.63	(2.81)	(1.70)	(4.22)	8.91

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(0.21)

Net asset value, end of period	$6.78	$6.38	$6.60	$4.97	$7.78	$9.48	$13.70

Total return (b)†	6.27%	(3.33)%	32.80%	(36.12)%	(17.93)%	(30.80)%	178.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,769	$10,709	$12,597	$9,956	$20,646	$30,826	$13,864
Ratio of expenses to average net assets:
After waivers (a)	2.55%	2.55%	2.51%	2.40%	2.40%	2.40%	2.40%
After waivers and fees paid indirectly (a)	2.14%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.80%	2.64%	2.70%	2.75%	2.57%	2.47%	2.92%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.61)%	(2.21)%	(1.88)%	(1.98)%	(1.53)%	(1.63)%	(1.62)%
After waivers and fees paid indirectly (a)	(0.20)%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	(0.86)%	**	**	**	**	**	**
Portfolio turnover rate (f)	140%	143%	161%	189%	105%	127%	32%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.01	**	**	**	**	**	**

Class Y	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,				July 1, 1999* to December 31, 1999(c)
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$6.73	$6.91		$5.14	$7.98	$9.62	$13.76	$5.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	(0.07)		(0.06)	(0.06)	(0.04)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	0.41	(0.11)		1.83	(2.78)	(1.60)	(4.05)	8.99

Total from investment operations	0.44	(0.18)		1.77	(2.84)	(1.64)	(4.14)	8.97

Less distributions:
Distributions from realized gains	—	—		—	—	—	—	(0.21)

Net asset value, end of period	$7.17	$6.73		$6.91	$5.14	$7.98	$9.62	$13.76

Total return (b)	6.54%	(2.60)%		34.44%	(35.59)%	(17.05)%	(30.09)%	179.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$191	$295		$1,318	$312	$403	$609	$641
Ratio of expenses to average net assets:
After waivers (a)	1.55%	1.55%		1.51%	1.40%	1.40%	1.40%	1.40%
After waivers and fees paid indirectly (a)	1.14%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.80%	1.64	%(e)	1.68%	1.76%	1.57%	1.46%	2.42%
Ratio of net investment loss to average net assets:
After waivers (a)	0.39%	(1.21)%		(0.88)%	(0.98)%	(0.53)%	(0.67)%	(0.51)%
After waivers and fees paid indirectly (a)	0.80%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	0.14%	**		**	**	**	**	**
Portfolio turnover rate (f)	140%	143%		161%	189%	105%	127%	32%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.01	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SHORT DURATION BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31, 2003(c)	November 29, 2002* to December 31, 2002(c)
Net asset value, beginning of period	$10.00	$10.07	$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.15	0.20	0.24	0.01
Net realized and unrealized gain (loss) on investments	(0.06)	(0.06)	0.05	0.02

Total from investment operations	0.09	0.14	0.29	0.03

Less distributions:
Dividends from net investment income	(0.15)	(0.21)	(0.24)	(0.01)

Redemption fees	—#	—#	—	—

Net asset value, end of period	$9.94	$10.00	$10.07	$10.02

Total return (b)†	0.88%	1.53%	2.96%	0.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,372	$13,747	$11,479	$2,155
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.25%
Before waivers (a)	1.43%	1.21%	1.39%	8.04%
Ratio of net investment income to average net assets:
After waivers (a)	2.98%	2.43%	2.33%	1.40%
Before waivers (a)	2.45%	**	**	**
Portfolio turnover rate (f)	37%	23%	18%	—
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**	**	**

Class B	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)	November 29, 2002* to December 31, 2002(c)
Net asset value, beginning of period	$9.98	$10.05		$10.01	$10.00

Income (loss) from investment operations:
Net investment income	0.11	0.14		0.16	0.01
Net realized and unrealized gain (loss) on investments	(0.06)	(0.07)		0.06	0.01

Total from investment operations	0.05	0.07		0.22	0.02

Less distributions:
Dividends from net investment income	(0.11)	(0.14)		(0.18)	(0.01)

Redemption fees	—#	—#		—	—

Net asset value, end of period	$9.92	$9.98		$10.05	$10.01

Total return (b)†	0.51%	0.91%		2.22%	0.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,440	$8,940		$9,290	$2,268
Ratio of expenses to average net assets:
After waivers (a)	1.65%	1.65%		1.65%	1.00%
Before waivers (a)	2.18%	1.96%		2.15%	8.71%
Ratio of net investment income to average net assets:
After waivers (a)	2.23%	1.68	%(e)	1.58%	0.61%
Before waivers (a)	1.70%	**		**	**
Portfolio turnover rate (f)	37%	23%		18%	—
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**		**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SHORT DURATION BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)	November 29, 2002* to December 31, 2002(c)
Net asset value, beginning of period	$9.98	$10.05		$10.01	$10.00

Income (loss) from investment operations:
Net investment income	0.11	0.14		0.16	0.01
Net realized and unrealized gain (loss) on investments	(0.06)	(0.07)		0.06	0.01

Total from investment operations	0.05	0.07		0.22	0.02

Less distributions:
Dividends from net investment income	(0.11)	(0.14)		(0.18)	(0.01)

Redemption fees	—#	—#		—	—

Net asset value, end of period	$9.92	$9.98		$10.05	$10.01

Total return (b)†	0.51%	0.90%		2.21%	0.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,136	$6,692		$5,429	$2,110
Ratio of expenses to average net assets:
After waivers (a)	1.65%	1.65%		1.65%	1.00%
Before waivers (a)	2.18%	1.96	%(e)	2.17%	8.63%
Ratio of net investment income to average net assets:
After waivers (a)	2.23%	1.68%		1.55%	0.63%
Before waivers (a)	1.70%	**		**	**
Portfolio turnover rate (f)	37%	23%		18%	—
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**		**	**

Class Y	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)	November 29, 2002* to December 31, 2002(c)
Net asset value, beginning of period	$10.01	$10.08		$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.16	0.23		0.26	0.01
Net realized and unrealized gain (loss) on investments	(0.07)	(0.07)		0.07	0.02

Total from investment operations	0.09	0.16		0.33	0.03

Less distributions:
Dividends from net investment income	(0.16)	(0.23)		(0.27)	(0.01)

Redemption fees	—#	—#		—	—

Net asset value, end of period	$9.94	$10.01		$10.08	$10.02

Total return (b)	0.90%	1.75%		3.28%	0.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,430	$1,425		$1,213	$1,102
Ratio of expenses to average net assets:
After waivers (a)	0.65%	0.65%		0.65%	0.00%
Before waivers (a)	1.18%	0.96%		1.25%	7.69%
Ratio of net investment income to average net assets:
After waivers (a)	3.23%	2.68	%(e)	2.55%	1.57%
Before waivers (a)	2.70%	**		**	**
Portfolio turnover rate (f)	37%	23%		18%	—
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**		**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$26.45	$26.74	$21.76	$28.90	$30.90	$33.26	$22.44

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.29)	(0.33)	(0.35)	(0.39)	(0.43)	(0.35)
Net realized and unrealized gain (loss) on investments	(0.48)	—#	5.31	(6.79)	(1.40)	0.44	11.17

Total from investment operations	(0.55)	(0.29)	4.98	(7.14)	(1.79)	0.01	10.82

Less distributions:
Distributions from realized gains	—	—	—	—	(0.22)	(2.37)	—

Redemption fees	—#	—#	—#	—#	0.01	—	—

Net asset value, end of period	$25.90	$26.45	$26.74	$21.76	$28.90	$30.90	$33.26

Total return (b)†	(2.08)%	(1.08)%	22.89%	(24.71)%	(5.72)%	0.55%	48.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,314	$44,184	$44,265	$31,714	$37,413	$35,921	$19,024
Ratio of expenses to average net assets:
After waivers (a)	1.65%	1.65%	1.65%	1.73%	1.85%	1.85%	1.85%
After waivers and fees paid indirectly (a)	0.80%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.10%	2.02%	2.04%	2.09%	2.01%	1.98%	2.29%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.37)%	(1.34)%	(1.41)%	(1.43)%	(1.40)%	(1.26)%	(1.38)%
After waivers and fees paid indirectly (a)	(0.52)%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	(1.82)%	**	**	**	**	**	**
Portfolio turnover rate (f)	120%	88%	81%	35%	42%	53%	62%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.06	**	**	**	**	**	**

Class B	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$25.25	$25.64	$20.98	$28.02	$30.11	$32.62	$22.13

Income (loss) from investment operations:
Net investment loss	(0.14)	(0.40)	(0.44)	(0.47)	(0.53)	(0.61)	(0.48)
Net realized and unrealized gain (loss) on investments	(0.45)	0.01	5.10	(6.57)	(1.34)	0.47	10.97

Total from investment operations	(0.59)	(0.39)	4.66	(7.04)	(1.87)	(0.14)	10.49

Less distributions:
Distributions from realized gains	—	—	—	—	(0.22)	(2.37)	—

Redemptions fees	—#	—#	—#	—	—	—	—

Net asset value, end of period	$24.66	$25.25	$25.64	$20.98	$28.02	$30.11	$32.62

Total return (b)†	(2.34)%	(1.52)%	22.21%	(25.12)%	(6.17)%	0.10%	47.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,911	$37,430	$42,327	$33,447	$41,749	$38,084	$19,798
Ratio of expenses to average net assets:
After waivers (a)	2.20%	2.20%	2.20%	2.28%	2.40%	2.40%	2.40%
After waivers and fees paid indirectly (a)	1.35%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.65%	2.57%	2.59%	2.64%	2.56%	2.53%	2.84%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.92)%	(1.89)%	(1.95)%	(1.98)%	(1.95)%	(1.81)%	(1.93)%
After waivers and fees paid indirectly (a)	(1.07)%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	(2.37)%	**	**	**	**	**	**
Portfolio turnover rate (f)	120%	88%	81%	35%	42%	53%	62%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.06	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class C			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$25.34	$25.73	$21.05	$28.11	$30.21	$32.73	$22.21

Income (loss) from investment operations:
Net investment loss	(0.14)	(0.40)	(0.45)	(0.46)	(0.53)	(0.62)	(0.47)
Net realized and unrealized gain (loss) on investments	(0.45)	0.01	5.13	(6.60)	(1.35)	0.47	10.99

Total from investment operations	(0.59)	(0.39)	4.68	(7.06)	(1.88)	(0.15)	10.52

Less distributions:
Distributions from realized gains	—	—	—	—	(0.22)	(2.37)	—

Redemption fees	—#	—#	—#	—	—	—	—

Net asset value, end of period	$24.75	$25.34	$25.73	$21.05	$28.11	$30.21	$32.73

Total return (b)†	(2.33)%	(1.52)%	22.23%	(25.12)%	(6.18)%	0.07%	47.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,575	$15,856	$16,567	$10,448	$9,367	$8,596	$4,654
Ratio of expenses to average net assets:
After waivers (a)	2.20%	2.20%	2.20%	2.27%	2.40%	2.40%	2.40%
After waivers and fees paid indirectly (a)	1.35%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.65%	2.57%	2.59%	2.66%	2.56%	2.53%	2.84%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.92)%	(1.89)%	(1.95)%	(1.97)%	(1.95)%	(1.81)%	(1.93)%
After waivers and fees paid indirectly (a)	(1.07)%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	(2.37)%	**	**	**	**	**	**
Portfolio turnover rate (f)	120%	88%	81%	35%	42%	53%	62%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.06	**	**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class Y			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$27.35	$27.55	$22.31	$29.51	$31.39	$33.56	$22.55

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.20)	(0.23)	(0.26)	(0.27)	(0.28)	(0.23)
Net realized and unrealized gain (loss) on investments	(0.49)	—#	5.47	(6.94)	(1.39)	0.48	11.24

Total from investment operations	(0.50)	(0.20)	5.24	(7.20)	(1.66)	0.20	11.01

Less distributions:
Distributions from realized gains	—	—	—	—	(0.22)	(2.37)	—

Redemption fees	—#	—#	—#	—	—	—	—

Net asset value, end of period	$26.85	$27.35	$27.55	$22.31	$29.51	$31.39	$33.56

Total return (b)	(1.83)%	(0.73)%	23.49%	(24.40)%	(5.25)%	1.12%	48.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,553	$10,434	$11,317	$7,375	$9,257	$9,350	$9,296
Ratio of expenses to average net assets:
After waivers (a)	1.20%	1.20%	1.20%	1.29%	1.40%	1.40%	1.40%
After waivers and fees paid indirectly (a)	0.35%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	1.65%	1.57%	1.59%	1.64%	1.56%	1.52%	1.84%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.92)%	(0.89)%	(0.95)%	(0.98)%	(0.95)%	(0.82)%	(0.93)%
After waivers and fees paid indirectly (a)	(0.07)%	**	**	**	**	**	**
Before waivers and fees paid indirectly (a)	(1.37)%	**	**	**	**	**	**
Portfolio turnover rate (f)	120%	88%	81%	35%	42%	53%	62%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.06	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class A			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$10.45	$9.78	$7.09	$8.17	$7.84	$8.53	$7.92

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.03)	(0.04)	(0.04)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.54	0.70	2.73	(0.93)	0.38	0.51	1.28

Total from investment operations	0.52	0.67	2.69	(0.97)	0.36	0.50	1.26

Less distributions:
Distributions from realized gains	(0.14)	—	—	(0.11)	(0.03)	(1.19)	(0.65)

Redemption fees	—#	—#	—	—#	—#	—	—

Net asset value, end of period	$10.83	$10.45	$9.78	$7.09	$8.17	$7.84	$8.53

Total return (b)†	4.95%	6.85%	37.94%	(11.88)%	4.63%	6.52%	16.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$248,162	$254,300	$250,241	$188,979	$218,905	$174,043	$135,222
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.59%	1.60%	1.64%	1.57%	1.55%	1.63%
Before waivers (a)	1.60%	**	**	**	**	**	**
Ratio of net investment loss to average net assets:
After waivers (a)	(0.42)%	(0.38)%	(0.46)%	(0.50)%	(0.21)%	(0.12)%	(0.22)%
Before waivers (a)	(0.42)%	**	**	**	**	**	**
Portfolio turnover rate (f)	3%	10%	8%	0.19%	32%	71%	46%

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class B			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$9.79	$9.21	$6.71	$7.78	$7.52	$8.27	$7.74

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.07)	(0.08)	(0.08)	(0.06)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.51	0.65	2.58	(0.88)	0.35	0.50	1.24

Total from investment operations	0.46	0.58	2.50	(0.96)	0.29	0.44	1.18

Less distributions:
Distributions from realized gains	(0.14)	—	—	(0.11)	(0.03)	(1.19)	(0.65)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$10.11	$9.79	$9.21	$6.71	$7.78	$7.52	$8.27

Total return (b)†	4.67%	6.30%	37.26%	(12.35)%	3.89%	6.00%	15.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$205,819	$208,457	$210,248	$156,569	$161,373	$117,125	$98,472
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.14%	2.15%	2.19%	2.12%	2.10%	2.18%
Before waivers (a)	2.15%	**	**	**	**	**	**
Ratio of net investment loss to average net assets:
After waivers (a)	(0.97)%	(0.93)%	(1.01)%	(1.04)%	(0.76)%	(0.66)%	(0.78)%
Before waivers (a)	(0.97)%	**	**	**	**	**	**
Portfolio turnover rate (f)	3%	10%	8%	19%	32%	71%	46%

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class C			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$10.04	$9.45	$6.88	$7.98	$7.71	$8.45	$7.90

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.08)	(0.08)	(0.08)	(0.06)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.52	0.67	2.65	(0.91)	0.36	0.51	1.26

Total from investment operations	0.47	0.59	2.57	(0.99)	0.30	0.45	1.20

Less distributions:
Distributions from realized gains	(0.14)	—	—	(0.11)	(0.03)	(1.19)	(0.65)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$10.37	$10.04	$9.45	$6.88	$7.98	$7.71	$8.45

Total return (b)	4.66%	6.24%	37.35%	(12.42)%	3.93%	6.00%	15.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$111,082	$114,721	$111,311	$78,811	$78,665	$54,638	$35,265
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.14%	2.15%	2.19%	2.13%	2.10%	2.19%
Before waivers (a)	2.15%	**	**	**	**	**	**
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.97)%	(0.93)%	(1.01)%	(1.04)%	(0.76)%	(0.65)%	(0.76)%
Before waivers (a)	(0.97)%	**	**	**	**	**	**
Portfolio turnover rate (f)	3%	10%	8%	19%	32%	71%	46%

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class Y			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$10.97	$10.24	$7.39	$8.47	$8.09	$8.73	$8.06

Income (loss) from investment operations:
Net investment income	—	0.01	—#	—#	0.01	0.03	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.58	0.72	2.85	(0.97)	0.40	0.52	1.30

Total from investment operations	0.58	0.73	2.85	(0.97)	0.41	0.55	1.32

Less distributions:
Distributions from realized gains	(0.14)	—	—	(0.11)	(0.03)	(1.19)	(0.65)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$11.41	$10.97	$10.24	$7.39	$8.47	$8.09	$8.73

Total return (b)	5.27%	7.13%	38.57%	(11.46)%	5.10%	6.95%	16.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,607	$9,587	$10,072	$7,029	$7,067	$851	$619
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.14%	1.15%	1.19%	1.15%	1.10%	1.18%
Before waivers (a)	1.15%	**	**	**	**	**	**
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.03%	0.07%	(0.01)%	(0.04)%	0.18%	0.31%	0.23%
Before waivers (a)	0.03%	**	**	**	**	**	**
Portfolio turnover rate (f)	3%	10%	8%	19%	32%	71%	46%

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,		August 31, 2001* to December 31, 2001(c)
Class A			2003(c)	2002(c)
Net asset value, beginning of period	$10.08	$9.90	$7.91	$10.15	$10.00

Income (loss) from investment operations:
Net investment income	0.05	0.02	0.01	0.02	—#
Net realized and unrealized gain (loss) on investments	0.19	0.16	1.99	(2.26)	0.17

Total from investment operations	0.24	0.18	2.00	(2.24)	0.17

Less distributions:
Dividends from net investment income	(0.05)	—	(0.01)	—	—
Distributions from realized gains	(0.01)	—	—	—	(0.02)

Total dividends and distributions	(0.06)	—	(0.01)	—	(0.02)

Net asset value, end of period	$10.26	$10.08	$9.90	$7.91	$10.15

Total return (b)†	2.39%	1.82%	25.23%	(22.07)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,123	$14,406	$13,303	$7,779	$8,182
Ratio of expenses to average net assets:
After waivers (a)	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers (a)	2.08%	1.86%	2.03%	2.18%	4.00%
Ratio of net investment income to average net assets:
After waivers (a)	0.96%	0.23%	0.37%	0.27%	0.06%
Before waivers (a)	0.38%	**	**	**	**
Portfolio turnover rate (f)	4%	12%	9%	23%	18%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,		August 31, 2001* to December 31, 2001(c)
Class B			2003(c)	2002(c)
Net asset value, beginning of period	$9.92	$9.79	$7.86	$10.14	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.03)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.19	0.16	1.95	(2.26)	0.18

Total from investment operations	0.21	0.13	1.93	(2.28)	0.16

Less distributions:
Distributions from realized gains	(0.01)	—	—	—	(0.02)

Net asset value, end of period	$10.12	$9.92	$9.79	$7.86	$10.14

Total return (b)†	2.10%	1.33%	24.55%	(22.49)%	1.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,989	$13,490	$13,260	$8,435	$5,318
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%	2.05%	2.05%
Before waivers (a)	2.63%	2.41%	2.59%	2.73%	4.54%
Ratio of net investment income to average net assets:
After waivers (a)	0.41%	(0.32)%	(0.19)%	(0.24)%	(0.47)%
Before waivers (a)	(0.17)%	**	**	**	**
Portfolio turnover rate (f)	4%	12%	9%	23%	18%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,		August 31, 2001* to December 31, 2001(c)
Class C			2003(c)	2002(c)
Net asset value, beginning of period	$9.92	$9.78	$7.86	$10.14	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.03)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.19	0.17	1.94	(2.26)	0.18

Total from investment operations	0.21	0.14	1.92	(2.28)	0.16

Less distributions:
Distributions from realized gains	(0.01)	—	—	—	(0.02)

Net asset value, end of period	$10.12	$9.92	$9.78	$7.86	$10.14

Total return (b)†	2.10%	1.43%	24.43%	(22.49)%	1.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,725	$7,796	$7,220	$4,117	$3,148
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%	2.05%	2.05%
Before waivers (a)	2.63%	2.41%	2.58%	2.73%	4.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.41%	(0.32)%	(0.18)%	(0.26)%	(0.48)%
Before waivers (a)	(0.17)%	**	**	**	**
Portfolio turnover rate (f)	4%	12%	9%	23%	18%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,		August 31, 2001* to December 31, 2001(c)
Class Y			2003(c)	2002(c)
Net asset value, beginning of period	$10.20	$9.98	$7.97	$10.17	$10.00

Income (loss) from investment operations:
Net investment income	0.07	0.06	0.07	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.20	0.16	1.98	(2.26)	0.17

Total from investment operations	0.27	0.22	2.05	(2.20)	0.19

Less distributions:
Dividends from net investment income	(0.10)	—	(0.04)	—	—
Distributions from realized gains	(0.01)	—	—	—	(0.02)

Total dividends and distributions	(0.11)	—	(0.04)	—	(0.02)

Net asset value, end of period	$10.36	$10.20	$9.98	$7.97	$10.17

Total return (b)	2.63%	2.20%	25.72%	(21.63)%	1.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,324	$1,338	$1,355	$1,124	$1,224
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)	1.63%	1.41%	1.59%	1.74%	3.59%
Ratio of net investment income to average net assets:
After waivers (a)	1.41%	0.68%	0.81%	0.72%	0.50%
Before waivers (a)	0.83%	**	**	**	**
Portfolio turnover rate (f)	4%	12%	9%	23%	18%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TAX-EXEMPT INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class A			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$14.19	$14.19	$14.16	$13.49	$13.60	$12.82	$13.84

Income (loss) from investment operations:
Net investment income	0.25	0.40	0.48	0.51	0.53	0.55	0.54
Net realized and unrealized gain (loss) on investments	(0.06)	0.03	0.14	0.70	(0.11)	0.78	(0.92)

Total from investment operations	0.19	0.43	0.62	1.21	0.42	1.33	(0.38)

Less distributions:
Dividends from net investment income	(0.25)	(0.40)	(0.48)	(0.51)	(0.53)	(0.55)	(0.54)
Distributions from realized gains	(0.01)	(0.03)	(0.11)	(0.03)	—	—	(0.10)

Total dividends and distributions	(0.26)	(0.43)	(0.59)	(0.54)	(0.53)	(0.55)	(0.64)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$14.12	$14.19	$14.19	$14.16	$13.49	$13.60	$12.82

Total return (b)†	1.34%	3.06%	4.43%	9.09%	3.09%	10.65%	(2.76)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,840	$22,034	$22,753	$24,296	$21,992	$22,240	$21,703
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Before waivers (a)	1.56%	1.32%	1.33%	1.34%	1.33%	1.36%	1.44%
Ratio of net investment income to average net assets:
After waivers (a)	3.57%	3.39%	3.36%	3.66%	3.86%	4.23%	4.05%
Before waivers (a)	3.11%	**	**	**	**	**	**
Portfolio turnover rate (f)	7%	14%	15%	20%	34%	41%	110%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**	**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class B			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$14.19	$14.19	$14.17	$13.50	$13.60	$12.82	$13.84

Income (loss) from investment operations:
Net investment income	0.21	0.33	0.40	0.43	0.45	0.48	0.47
Net realized and unrealized gain (loss) on investments	(0.06)	0.03	0.13	0.70	(0.10)	0.78	(0.92)

Total from investment operations	0.15	0.36	0.53	1.13	0.35	1.26	(0.45)

Less distributions:
Dividends from net investment income	(0.21)	(0.33)	(0.40)	(0.43)	(0.45)	(0.48)	(0.47)
Distributions from realized gains	(0.01)	(0.03)	(0.11)	(0.03)	—	—	(0.10)

Total dividends and distributions	(0.22)	(0.36)	(0.51)	(0.46)	(0.45)	(0.48)	(0.57)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$14.12	$14.19	$14.19	$14.17	$13.50	$13.60	$12.82

Total return (b)†	1.07%	2.59%	3.78%	8.49%	2.60%	10.05%	(3.29)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,205	$6,712	$7,915	$8,760	$6,939	$6,650	$5,640
Ratio of expenses to average net assets:
After waivers (a)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Before waivers (a)	2.11%	1.87%	1.88%	1.90%	1.87%	1.91%	1.99%
Ratio of net investment income to average net assets:
After waivers (a)	3.02%	2.84%	2.80%	3.11%	3.29%	3.68%	3.51%
Before waivers (a)	2.56%	**	**	**	**	**	**
Portfolio turnover rate (f)	7%	14%	15%	20%	34%	41%	110%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TAX-EXEMPT INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class C			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$14.19	$14.19	$14.16	$13.49	$13.60	$12.82	$13.84

Income from investment operations:
Net investment income	0.21	0.33	0.40	0.43	0.45	0.48	0.47
Net realized and unrealized gain (loss) on investments	(0.06)	0.03	0.14	0.70	(0.11)	0.78	(0.92)

Total from investment operations	0.15	0.36	0.54	1.13	0.34	1.26	(0.45)

Less distributions:
Dividends from net investment income	(0.21)	(0.33)	(0.40)	(0.43)	(0.45)	(0.48)	(0.47)
Distributions from realized gains	(0.01)	(0.03)	(0.11)	(0.03)	—	—	(0.10)

Total dividends and distributions	(0.22)	(0.36)	(0.51)	(0.46)	(0.45)	(0.48)	(0.57)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$14.12	$14.19	$14.19	$14.16	$13.49	$13.60	$12.82

Total return (b)†	1.06%	2.59%	3.88%	8.49%	2.52%	9.96%	(3.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,479	$3,419	$3,393	$3,767	$1,821	$1,577	$1,706
Ratio of expenses to average net assets:
After waivers (a)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Before waivers (a)	2.11%	1.87%	1.88%	1.90%	1.87%	1.91%	1.97%
Ratio of net investment income to average net assets:
After waivers (a)	3.02%	2.84%	2.82%	3.07%	3.28%	3.68%	3.54%
Before waivers (a)	2.56%	**	**	**	**	**	**
Portfolio turnover rate (f)	7%	14%	15%	20%	34%	41%	110%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**	**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class Y			2003(c)	2002(c)	2001(c)	2000(c)	1999(c)
Net asset value, beginning of period	$14.19	$14.19	$14.17	$13.49	$13.60	$12.82	$13.84

Income from investment operations:
Net investment income	0.28	0.45	0.54	0.57	0.59	0.61	0.61
Net realized and unrealized gain (loss) on investments	(0.06)	0.03	0.13	0.71	(0.11)	0.78	(0.92)

Total from investment operations	0.22	0.48	0.67	1.28	0.48	1.39	(0.31)

Less distributions:
Dividends from net investment income	(0.28)	(0.45)	(0.54)	(0.57)	(0.59)	(0.61)	(0.61)
Distributions from realized gains	(0.01)	(0.03)	(0.11)	(0.03)	—	—	(0.10)

Total dividends and distributions	(0.29)	(0.48)	(0.65)	(0.60)	(0.59)	(0.61)	(0.71)

Redemption fees	—#	—#	—	—	—	—	—

Net asset value, end of period	$14.12	$14.19	$14.19	$14.17	$13.49	$13.60	$12.82

Total return (b)	1.56%	3.45%	4.83%	9.66%	3.56%	11.15%	(2.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108	$103	$102	$102	$78	$49	$61
Ratio of expenses to average net assets:
After waivers (a)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Before waivers (a)	1.11%	0.87%	0.88%	0.90%	0.88%	0.91%	0.99%
Ratio of net investment income to average net assets:
After waivers (a)	4.02%	3.84%	3.82%	4.11%	4.31%	4.68%	4.51%
Before waivers (a)	3.56%	**	**	**	**	**	**
Portfolio turnover rate (f)	7%	14%	15%	20%	34%	41%	110%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.03	**	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,				July 1, 1999* to December 31, 1999(c)
Class A				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$8.46	$9.34		$5.28	$10.22	$15.47	$31.72	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.13)		(0.12)	(0.12)	(0.17)	(0.47)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.51)	(0.75)		4.18	(4.82)	(5.08)	(15.68)	22.19

Total from investment operations	(0.53)	(0.88)		4.06	(4.94)	(5.25)	(16.15)	22.07

Less distributions:
Distributions from realized gains	—	—		—	—	—	(0.10)	(0.35)

Redemption fees	—#	—#		—#	—#	—#	—	—

Net asset value, end of period	$7.93	$8.46		$9.34	$5.28	$10.22	$15.47	$31.72

Total return (b)†	(6.26)%	(9.42)%		76.89%	(48.34)%	(33.94)%	(51.10)%	220.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,457	$27,549		$33,008	$18,684	$49,028	$90,800	$119,283
Ratio of expenses to average net assets:
After waivers (a)	1.90%	1.90%		1.90%	1.90%	1.90%	1.86%	1.90%
After waivers and fees paid indirectly (a)	1.76%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.49%	2.22%		2.34%	2.56%	2.11%	1.86%	2.04%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.69)%	(1.79)%		(1.65)%	(1.68)%	(1.36)%	(1.64)%	(1.28)%
After waivers and fees paid indirectly (a)	(0.55)%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	(1.28)%	**		**	**	**	**	**
Portfolio turnover rate (f)	127%	240%		233%	322%	331%	256%	31%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.03	**		**	**	**	**	**

	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,				July 1, 1999* to December 31, 1999(c)
Class B				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$8.23	$9.13		$5.19	$10.10	$15.36	$31.65	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.17)		(0.16)	(0.15)	(0.23)	(0.62)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.49)	(0.73)		4.10	(4.76)	(5.03)	(15.57)	22.18

Total from investment operations	(0.54)	(0.90)		3.94	(4.91)	(5.26)	(16.19)	22.00

Less distributions:
Distributions from realized gains	—	—		—	—	—	(0.10)	(0.35)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$7.69	$8.23		$9.13	$5.19	$10.10	$15.36	$31.65

Total return (b)†	(6.56)%	(9.86)%		75.92%	(48.61)%	(34.24)%	(51.34)%	220.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,508	$34,889		$45,001	$26,016	$57,356	$98,049	$107,176
Ratio of expenses to average net assets:
After waivers (a)	2.45%	2.45%		2.45%	2.45%	2.45%	2.41%	2.45%
After waivers and fees paid indirectly (a)	2.31%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	3.04%	2.77	%(e)	2.89%	3.12%	2.66%	2.41%	2.56%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.24)%	(2.34)%		(2.21)%	(2.23)%	(1.91)%	(2.20)%	(1.85)%
After waivers and fees paid indirectly (a)	(1.10)%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	(1.83)%	**		**	**	**	**	**
Portfolio turnover rate (f)	127%	240%		233%	322%	331%	256%	31%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.03	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,				July 1, 1999* to December 31, 1999(c)
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$8.22	$9.12		$5.19	$10.09	$15.35	$31.65	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.17)		(0.16)	(0.15)	(0.23)	(0.63)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.48)	(0.73)		4.09	(4.75)	(5.03)	(15.57)	22.17

Total from investment operations	(0.53)	(0.90)		3.93	(4.90)	(5.26)	(16.20)	22.00

Less distributions:
Distributions from realized gains	—	—		—	—	—	(0.10)	(0.35)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$7.69	$8.22		$9.12	$5.19	$10.09	$15.35	$31.65

Total return (b)†	(6.45)%	(9.87)%		75.72%	(48.56)%	(34.27)%	(51.37)%	220.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,328	$9,598		$11,916	$6,211	$15,021	$31,162	$35,448
Ratio of expenses to average net assets:
After waivers (a)	2.45%	2.45%		2.45%	2.45%	2.45%	2.41%	2.45%
After waivers and fees paid indirectly (a)	2.31%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	3.04%	2.77	%(e)	2.88%	3.11%	2.66%	2.41%	2.57%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.24)%	(2.34)%		(2.20)%	(2.23)%	(1.90)%	(2.20)%	(1.84)%
After waivers and fees paid indirectly (a)	(1.10)%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	(1.83)%	**		**	**	**	**	**
Portfolio turnover rate (f)	127%	240%		233%	322%	331%	256%	31%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.03	**		**	**	**	**	**

Class Y	Six Months Ended April 30, 2005(c) (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,				July 1, 1999* to December 31, 1999(c)
				2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$8.68	$9.55		$5.38	$10.35	$15.60	$31.82	$10.00

Income (loss) from investment operations:
Net investment loss	—	(0.10)		(0.09)	(0.08)	(0.11)	(0.34)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.53)	(0.77)		4.26	(4.89)	(5.14)	(15.78)	22.23

Total from investment operations	(0.53)	(0.87)		4.17	(4.97)	(5.25)	(16.12)	22.17

Less distributions:
Distributions from realized gains	—	—		—	—	—	(0.10)	(0.35)

Redemption fees	—#	—#		—#	—	—	—	—

Net asset value, end of period	$8.15	$8.68		$9.55	$5.38	$10.35	$15.60	$31.82

Total return (b)	(6.11)%	(9.11)%		77.51%	(48.02)%	(33.65)%	(50.84)%	221.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$393	$553		$682	$341	$430	$605	$1,381
Ratio of expenses to average net assets:
After waivers (a)	1.45%	1.45%		1.45%	1.45%	1.45%	1.39%	1.45%
After waivers and fees paid indirectly (a)	1.31%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	2.04%	1.77	%(e)	1.87%	2.12%	1.66%	1.39%	1.79%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.24)%	(1.34)%		(1.21)%	(1.20)%	(0.93)%	(1.16)%	(0.68)%
After waivers and fees paid indirectly (a)	(0.10)%	**		**	**	**	**	**
Before waivers and fees paid indirectly (a)	(0.83)%	**		**	**	**	**	**
Portfolio turnover rate (f)	127%	240%		233%	322%	331%	256%	31%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	0.03	**		**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,		August 31, 2001* to December 31, 2001(c)
Class A			2003(c)	2002(c)
Net asset value, beginning of period	$10.59	$10.42	$10.24	$10.04	$10.00

Income from investment operations:
Net investment income	0.15	0.12	0.16	0.32	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	0.25	0.35	0.43	0.11

Total from investment operations	0.13	0.37	0.51	0.75	0.21

Less distributions:
Dividends from net investment income	(0.16)	(0.13)	(0.21)	(0.34)	(0.10)
Distributions from realized gains	(0.25)	(0.07)	(0.12)	(0.21)	(0.07)

Total dividends and distributions	(0.41)	(0.20)	(0.33)	(0.55)	(0.17)

Redemption fees	—#	—#	—	—	—

Net asset value, end of period	$10.31	$10.59	$10.42	$10.24	$10.04

Total return (b)†	0.74%	3.66%	5.05%	7.56%	2.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,211	$37,432	$37,681	$26,530	$6,991
Ratio of expenses to average net assets:
After waivers (a)	1.35%	1.35%	1.35%	1.35%	1.35%
Before waivers (a)	1.71%	1.62%	1.59%	1.71%	2.98%
Ratio of net investment income to average net assets:
After waivers (a)	2.01%	1.33%	1.54%	3.25%	3.17%
Before waivers (a)	1.65%	**	**	**	**
Portfolio turnover rate (f)	207%	260%	396%	467%	160%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**	**	**	**

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,		August 31, 2001* to December 31, 2001(c)
Class B			2003(c)	2002(c)
Net asset value, beginning of period	$10.58	$10.42	$10.24	$10.03	$10.00

Income from investment operations:
Net investment income	0.12	0.07	0.11	0.26	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)	0.24	0.34	0.44	0.10

Total from investment operations	0.11	0.31	0.45	0.70	0.19

Less distributions:
Dividends from net investment income	(0.13)	(0.08)	(0.15)	(0.28)	(0.09)
Distributions from realized gains	(0.25)	(0.07)	(0.12)	(0.21)	(0.07)

Total dividends and distributions	(0.38)	(0.15)	(0.27)	(0.49)	(0.16)

Redemption fees	—#	—#	—	—	—

Net asset value, end of period	$10.31	$10.58	$10.42	$10.24	$10.03

Total return (b)†	0.56%	3.09%	4.48%	7.09%	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,134	$26,356	$27,953	$23,950	$6,143
Ratio of expenses to average net assets:
After waivers (a)	1.90%	1.90%	1.90%	1.90%	1.90%
Before waivers (a)	2.26%	2.17%	2.14%	2.27%	3.50%
Ratio of net investment income to average net assets:
After waivers (a)	1.46%	0.78%	1.02%	2.69%	2.65%
Before waivers (a)	1.10%	**	**	**	**
Portfolio turnover rate (f)	207%	260%	396%	467%	160%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		August 31, 2001* to December 31, 2001(c)
Class C				2003(c)	2002(c)
Net asset value, beginning of period	$10.58	$10.42		$10.24	$10.03	$10.00

Income from investment operations:
Net investment income	0.12	0.07		0.11	0.26	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)	0.24		0.34	0.44	0.10

Total from investment operations	0.11	0.31		0.45	0.70	0.19

Less distributions:
Dividends from net investment income	(0.13)	(0.08)		(0.15)	(0.28)	(0.09)
Distributions from realized gains	(0.25)	(0.07)		(0.12)	(0.21)	(0.07)

Total dividends and distributions	(0.38)	(0.15)		(0.27)	(0.49)	(0.16)

Redemption fees	—#	—#		—	—	—

Net asset value, end of period	$10.31	$10.58		$10.42	$10.24	$10.03

Total return (b)†	0.57%	3.09%		4.48%	7.07%	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,326	$19,730		$21,162	$16,586	$2,981
Ratio of expenses to average net assets:
After waivers (a)	1.90%	1.90%		1.90%	1.90%	1.90%
Before waivers (a)	2.26%	2.17%		2.14%	2.26%	3.55%
Ratio of net investment income to average net assets:
After waivers (a)	1.46%	0.78%		1.01%	2.62%	2.59%
Before waivers (a)	1.10%	**		**	**	**
Portfolio turnover rate (f)	207%	260%		396%	467%	160%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**		**	**	**

	Six Months Ended April 30, 2005 (Unaudited)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		August 31, 2001* to December 31, 2001(c)
Class Y				2003(c)	2002(c)
Net asset value, beginning of period	$10.58	$10.42		$10.24	$10.03	$10.00

Income from investment operations:
Net investment income	0.18	0.15		0.22	0.36	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.03)	0.25		0.34	0.44	0.10

Total from investment operations	0.15	0.40		0.56	0.80	0.22

Less distributions:
Dividends from net investment income	(0.18)	(0.17)		(0.26)	(0.38)	(0.12)
Distributions from realized gains	(0.25)	(0.07)		(0.12)	(0.21)	(0.07)

Total dividends and distributions	(0.43)	(0.24)		(0.38)	(0.59)	(0.19)

Redemption fees	—#	—#		—	—	—

Net asset value, end of period	$10.30	$10.58		$10.42	$10.24	$10.03

Total return (b)	0.98%	3.95%		5.53%	8.16%	2.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,880	$2,075		$2,111	$2,053	$1,495
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%		0.90%	0.90%	0.90%
Before waivers (a)	1.26%	1.17	%(e)	1.14%	1.27%	2.68%
Ratio of net investment income to average net assets:
After waivers (a)	2.46%	1.78	%(e)	2.07%	3.79%	3.56%
Before waivers (a)	2.10%	**		**	**	**
Portfolio turnover rate (f)	207%	260%		396%	467%	160%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	0.02	**		**	**	**

*	Commencement of operations.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

FINANCIAL HIGHLIGHTS — (Concluded)

**	Prior to April 30, 2005, these ratios and per share amounts were not provided.

#	Per share amount is less than $0.005.

†	The total returns for Class A, Class B and Class C do not include sales charges.

(a)	Ratios for periods less than one year are annualized.

(b)	Total return for periods less than one year are not annualized.

(c)	Net investment income and capital changes per share are based on daily average shares outstanding.

(d)	In 2003, 0.21% of the Fund’s total return consisted of a voluntary reimbursement by the adviser for a realized investment loss.

(e)	Reflects overall fund ratios adjusted for class specific expenses.

(f)	Portfolio turnover rate for periods less than one year are not annualized.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited)

Note 1 Organization and Significant Accounting Policies

The Enterprise Group of Funds, Inc. (“EGF” or “Corporation”) is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 22 Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund (other than the Enterprise Money Market Fund) is Enterprise Capital Management, Inc. (“Enterprise” or “Manager”). The investment manager for the Enterprise Money Market Fund is AXA Equitable Life Insurance Company (“Equitable” or the “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the Manager.

Under the EGF’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to EGF. In addition, in the normal course of business, EGF enters into contracts with vendors and others that provide for general indemnifications. EGF’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against EGF. However, based on experience, EGF and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under EGF’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

Enterprise Capital Appreciation Fund (advised by Marsico Capital Management, LLC) — Seeks maximum capital appreciation.

Enterprise Deep Value Fund (advised by Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)) — Seeks total return through capital appreciation with income as a secondary consideration. Effective December 17, 2004, Barrow replaced Wellington Management Company LLP (“Wellington”).

Enterprise Equity Fund (advised by TCW Investment Management Company (“TCW”)) — Seeks long-term capital appreciation.

Enterprise Equity Income Fund (advised by Boston Advisors, Inc. (“Boston Advisors”)) — Seeks a combination of growth and income to achieve an above average and consistent total return.

Enterprise Global Financial Services Fund (advised by Sanford C. Bernstein & Co., LLC) (an affiliate of Equitable)) — Seeks capital appreciation.

Enterprise Global Socially Responsive Fund (advised by Rockefeller & Co., Inc.) — Seeks total return.

Enterprise Government Securities Fund (advised by TCW) — Seeks current income and safety of principal.

Enterprise Growth Fund ((advised by Montag & Caldwell, Inc. (“Montag”)) — Seeks capital appreciation.

Enterprise Growth and Income Fund (advised by UBS Global Asset Management (Americas), Inc. (“UBS”)) — Seeks total return through capital appreciation with income as a secondary consideration.

Enterprise High-Yield Bond Fund (advised by Caywood-Scholl Capital Management) — Seeks maximum current income.

Enterprise International Growth Fund (advised by SSgA Funds Management, Inc.) — Seeks capital appreciation.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Enterprise Managed Fund (advised by Wellington) — Seeks growth of capital over time.

Enterprise Mergers & Acquisitions Fund ((advised by GAMCO Investors, Inc.)(“GAMCO”)) — Seeks capital appreciation.

Enterprise Money Market Fund (advised by J.P. Morgan Investment Management, Inc.) — Seeks the highest possible level of current income consistent with preservation of capital and liquidity.

Enterprise Multi-Cap Growth Fund (advised by Montag) — Seeks long-term capital appreciation. Effective December 17, 2004, Montag replaced Fred Alger Management, Inc. (“Alger”).

Enterprise Short Duration Bond Fund (advised by Boston Advisors) — Seeks current income with reduced volatility of principal.

Enterprise Small Company Growth Fund (advised by Eagle Asset Management, Inc. (“Eagle”)) — Seeks capital appreciation. Effective December 17, 2004, Eagle replaced William D. Witter, Inc.

Enterprise Small Company Value Fund (advised by GAMCO) — Seeks maximum capital appreciation.

Enterprise Strategic Allocation Fund (advised by UBS) — Seeks total return, consisting of long-term capital appreciation and current income.

Enterprise Tax-Exempt Income Fund (advised by MBIA Capital Management Corp.) — Seeks a high level of current income exempt from federal income tax, with consideration given to preservation of principal.

Enterprise Technology Fund (advised by Alger) — Seeks long-term capital appreciation.

Enterprise Total Return Fund (advised by Pacific Investment Management Company, LLC) — Seeks total return.

The following is a summary of the significant accounting policies of EGF:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Directors (“Directors”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The Enterprise Money Market Fund values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Directors.

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in EGF’s calculation of net asset values for each applicable Fund when EGF’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds, other than the Money Market Fund, are made at least annually. Dividends from net investment income, if any, for all Funds other than the fixed-income Funds, are declared and paid at least annually. Dividends from net investment income for the fixed-income Funds are declared daily and paid monthly. Dividends from net investment income and any net realized capital gains for the Money Market Fund are declared daily and paid or reinvested monthly in additional shares of the Money Market Fund at net asset value. Income distributions are paid out at the class level whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method is accrued daily. EGF records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of EGF not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods. Custodian fees for the Funds are shown gross of expense offsets, if any, for custodian balance credits on uninvested cash or for credits earned by the Funds under certain directed brokerage arrangements. The Funds may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Funds. These amounts, if any, are reported in the statements of operations.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of EGF are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities – at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses – at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency tranlations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

EGF intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the ten months ended October 31, 2004 and year ended December 31, 2003, were as follows:

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

	Ten Months Ended October 31, 2004					Year Ended December 31, 2003
	Distributed Ordinary Income		Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income		Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
Enterprise Capital Appreciation Fund	$—		$—	$—	$—	$—		$—	$—	$—
Enterprise Deep Value Fund	—		—	96,944	—	149,487		—	—	—
Enterprise Equity Fund	—		—	—	—	—		—	—	—
Enterprise Equity Income Fund	564,725		—	354,504	2,201,524	1,071,925		—	31,636	—
Enterprise Global Financial Services Fund	—		—	1,850,750	318,930	387,925		—	867,465	—
Enterprise Global Socially Responsive Fund	—		—	5,031	—	—		—	—	—
Enterprise Government Securities Fund	6,550,359		—	820,309	—	8,645,166		512,820	65,534	—
Enterprise Growth Fund	—		—	—	—	—		—	—	—
Enterprise Growth and Income Fund	—		—	—	—	137,740		—	—	—
Enterprise High-Yield Bond Fund	13,510,322		—	115,095	—	16,145,845		—	79,815	—
Enterprise International Growth Fund	—		—	108,280	—	—		—	108,294	—
Enterprise Managed Fund	—		—	320,976	—	743,973		—	—	—
Enterprise Mergers and Acquisitions Fund	—		—	7,595,742	1,250,693	1,971,570		—	3,059,149	—
Enterprise Money Market Fund	2,114,765		—	—	—	2,976,813		—	4,959	—
Enterprise Multi-Cap Growth Fund	—		—	—	—	—		—	—	—
Enterprise Short Duration Bond Fund	503,554		722	—	—	422,913		—	—	—
Enterprise Small Company Growth Fund	—		—	—	—	—		—	—	—
Enterprise Small Company Value Fund	—		—	—	8,271,088	—		—	—	—
Enterprise Strategic Allocation Fund	—		—	6,029	27,297	—		—	6,029	—
Enterprise Tax-Exempt Income Fund	883,084	*	62,035	—	27,108	1,150,774	*	263,029	—	62,024
Enterprise Technology Fund	—		—	—	—	—		—	—	—
Enterprise Total Return Fund	1,313,711		157,698	969,647	1,114,511	—		155,766	448,225	157,664

*	Distributions are tax-exempt.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Fees Paid Indirectly:

For all Funds, the Directors have approved the payment of certain expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended April 30, 2005, several Funds reduced expenses under these arrangements as follows:

Enterprise Capital Appreciation Fund	$20,795
Enterprise Deep Value Fund	74,001
Enterprise Equity Income Fund	18,977
Enterprise Global Socially Responsive Fund	587
Enterprise Growth Fund	11,659
Enterprise Growth and Income Fund	11,045
Enterprise High-Yield Bond Fund	2,253
Enterprise International Growth Fund	$12,804
Enterprise Mergers and Acquisitions Fund	47,292
Enterprise Multi-Cap Growth Fund	164,599
Enterprise Small Company Growth Fund	466,168
Enterprise Small Company Value Fund	10,043
Enterprise Technology Fund	48,084

Securities Lending:

For all Funds, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. For the six months ended April 30, 2005, the Funds did not lend any securities.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with EGF’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with EGF’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with EGF’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by EGF’s Board of Directors. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at April 30, 2005.

Inflation Indexed Bonds:

The Funds may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Fund will not receive the principal until sold or until maturity.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at April 30, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

As part of their investment program, certain Funds may invest in collateralized mortgage obligations (“CMOs”). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Funds invest, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

The high-yield securities in which certain Funds may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Funds may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions and will generally fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Certain Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Note 2 Management of EGF

The Funds are charged investment advisory fees by the Managers for furnishing advisory and administrative services. The advisory fees are equal to the following annual percentages of average daily net assets for each Fund:

Fund	Management Fee
Enterprise Capital Appreciation Fund	0.75% of average daily net assets
Enterprise Deep Value Fund	0.75% of average daily net assets
Enterprise Equity Fund	0.75% of average daily net assets
Enterprise Equity Income Fund	0.75% of average daily net assets
Enterprise Global Financial Services Fund	0.85% of average daily net assets
Enterprise Global Socially Responsive Fund	0.90% of average daily net assets
Enterprise Government Securities Fund	0.60% of average daily net assets
Enterprise Growth Fund	0.75% of average daily net assets
Enterprise Growth and Income Fund	0.75% of average daily net assets
Enterprise High-Yield Bond Fund	0.60% of average daily net assets for the first $200 million and 0.50% thereafter
Enterprise International Growth Fund	0.85% of average daily net assets
Enterprise Managed Fund	0.75% of average daily net assets
Enterprise Mergers and Acquisitions Fund	0.90% of average daily net assets
Enterprise Money Market Fund	0.35% of average daily net assets
Enterprise Multi-Cap Growth Fund	1.00% of average daily net assets
Enterprise Short Duration Bond Fund	0.45% of average daily net assets
Enterprise Small Company Growth Fund	1.00% of average daily net assets
Enterprise Small Company Value Fund	0.75% of average daily net assets
Enterprise Strategic Allocation Fund	0.75% of average daily net assets
Enterprise Tax-Exempt Income Fund	0.50% of average daily net assets
Enterprise Technology Fund	1.00% of average daily net assets
Enterprise Total Return Fund	0.65% of average daily net assets

Note 3 Administrative Fees

Effective November 1, 2004, pursuant to a Mutual Funds Service Agreement, Equitable provides EGF with certain fund accounting and compliance services. For these services, EGF pays Equitable a fee at an annual rate of 0.035% of EGF’s total average daily net assets.

Pursuant to a sub-administration arrangement with Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custodian Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Funds’ portfolio securities and other assets. Under the terms of the Custody Agreement between EGF and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Note 5 Distribution Plan

Enterprise Fund Distributors, Inc., (the “Distributor”) an indirect wholly-owned subsidiary of Enterprise, serves as the principal underwriter for shares of EGF. EGF has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a Distributor’s Agreement and Plan of Distribution (the “Plan”). The Plan provides that each Fund, (except Enterprise Short Duration Bond Fund and Enterprise Money Market Fund) pay an annual distribution fee, accrued daily and payable monthly, of 0.45% of its average daily net assets for Class A shares and 1.00% for Class B shares and Class C. Class Y shares are not included in the Plan and the Funds pay no distribution fees with respect to those shares. The Enterprise Short Duration Bond Fund’s distribution fees are 0.25%, 1.00% and 1.00%. respectively, for its Class A, B and C shares. The Enterprise Money Market Fund pays no distribution fees.

For the six months ended April 30, 2005, the portions of EGF sales charges paid to MONY Securities Corporation, AXA Advisors and The Advest Group, Inc., each a wholly-owned subsidiary of AXA Financial, Inc. and affiliates of AXA Equitable and ECM, were $1,957,345, $148,187 and $181,159, respectively.

Excluding the Enterprise Money Market Fund, the Distributor received sales charges on each Fund’s Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributor has advised the Funds that for the six months ended April 30, 2005, the proceeds retained from sales and redemptions are as follows:

	Class A	Class A	Class B	Class C
	Sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Contingent deferred sales charge
Enterprise Capital Appreciation Fund	$38,715	$3,049	$90,026	$3,387
Enterprise Deep Value Fund	6,558	1,023	19,112	531
Enterprise Equity Fund	14,436	5,281	101,707	3,917
Enterprise Equity Income Fund	41,305	2,162	44,630	1,080
Enterprise Global Financial Services Fund	5,608	787	11,810	437
Enterprise Global Socially Responsive Fund	4,701	67	3,145	31
Enterprise Government Securities Fund	12,445	5,695	94,639	1,524
Enterprise Growth Fund	52,540	53,212	488,463	12,123
Enterprise Growth and Income Fund	13,632	1,023	101,257	1,375
Enterprise High-Yield Bond Fund	22,533	3,254	131,955	2,868
Enterprise International Growth Fund	7,643	2,877	34,704	965
Enterprise Managed Fund	11,373	1,611	51,833	823
Enterprise Mergers and Acquisitions Fund	66,891	2,561	91,409	13,053
Enterprise Money Market Fund	—	713	100,584	1,061
Enterprise Multi-Cap Growth Fund	5,056	3,998	75,905	806
Enterprise Short Duration Bond Fund	2,271	119	8,727	1,532
Enterprise Small Company Growth Fund	9,677	3,626	61,749	3,408
Enterprise Small Company Value Fund	38,570	12,285	223,284	6,807
Enterprise Strategic Allocation Fund	3,749	1,321	23,071	188
Enterprise Tax-Exempt Income Fund	1,977	—	7,567	50
Enterprise Technology Fund	3,291	709	64,269	845
Enterprise Total Return Fund	10,816	3,696	55,631	1,247

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

The Distributor uses its distribution fee from EGF to pay expenses on behalf of EGF related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the six months ended April 30, 2005, the Distributor incurred approximate distribution fees of $1,123,800, $11,500 and $112,200 payable to MONY Securities Corporation, AXA Advisors, and The Advest Group Inc., respectively.

Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust’s Distributors and do not represent expenses of the Funds.

Note 6 Redemption Fees

EGF charges a 2% redemption fee on non-Money Market Fund exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the benefit of the remaining shareholders and are recorded by the Fund as paid in capital. For the six months ended April 30, 2005, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C
Enterprise Capital Appreciation Fund	$4,480	$714	$1,200
Enterprise Deep Value Fund	—	156	—
Enterprise Equity Fund	1,362	199	227
Enterprise Equity Income Fund	496	987	1,260
Enterprise Global Financial Services Fund	803	—	—
Enterprise Global Socially Responsive Fund	200	118	—
Enterprise Government Securities Fund	385	598	804
Enterprise Growth Fund	7,789	389	184
Enterprise Growth and Income Fund	—	1,494	—
Enterprise High-Yield Bond Fund	909	3,869	—
Enterprise International Growth Fund	4,015	281	—
Enterprise Managed Fund	298	—	—
Enterprise Mergers and Acquisitions Fund	2,042	—	197
Enterprise Multi-Cap Growth Fund	—	63	54
Enterprise Short Duration Bond Fund	164	—	132
Enterprise Small Company Growth Fund	3,267	217	—
Enterprise Small Company Value Fund	826	857	200
Enterprise Strategic Allocation Fund	—	146	—
Enterprise Tax-Exempt Income Fund	—	—	—
Enterprise Technology Fund	547	534	—
Enterprise Total Return Fund	1,777	1,003	—

Note 7 Expense Limitation

Pursuant to a contract, Enterprise has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2006 (“Expense Limitation Agreement”). Enterprise may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and Enterprise has recouped any eligible previous

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund are currently limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
Enterprise Capital Appreciation Fund	1.75%	2.30%	2.30%	1.30%
Enterprise Deep Value Fund	1.50%	2.05%	2.05%	1.05%
Enterprise Equity Fund	1.60%	2.15%	2.15%	1.15%
Enterprise Equity Income Fund	1.50%	2.05%	2.05%	1.05%
Enterprise Global Financial Services Fund	1.75%	2.30%	2.30%	1.30%
Enterprise Global Socially Responsive Fund	1.75%	2.30%	2.30%	1.30%
Enterprise Government Securities Fund	1.25%	1.80%	1.80%	0.80%
Enterprise Growth Fund	1.60%	2.15%	2.15%	1.15%
Enterprise Growth and Income Fund	1.50%	2.05%	2.05%	1.05%
Enterprise High-Yield Bond Fund	1.30%	1.85%	1.85%	0.85%
Enterprise International Growth Fund	1.85%	2.40%	2.40%	1.40%
Enterprise Managed Fund	1.45%	2.00%	2.00%	1.00%
Enterprise Mergers and Acquisitions Fund	1.90%	2.45%	2.45%	1.45%
Enterprise Money Market Fund	0.70%	0.70%	0.70%	0.70%
Enterprise Multi-Cap Growth Fund	2.00%	2.55%	2.55%	1.55%
Enterprise Short Duration Bond Fund	0.90%	1.65%	1.65%	0.65%
Enterprise Small Company Growth Fund	1.65%	2.20%	2.20%	1.20%
Enterprise Small Company Value Fund	1.75%	2.30%	2.30%	1.30%
Enterprise Strategic Allocation Fund	1.50%	2.05%	2.05%	1.05%
Enterprise Tax-Exempt Income Fund	1.10%	1.65%	1.65%	0.65%
Enterprise Technology Fund	1.90%	2.45%	2.45%	1.45%
Enterprise Total Return Fund	1.35%	1.90%	1.90%	0.90%

During the six months ended April 30, 2005, the Manager received no reimbursement. At April 30, 2005, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through		Total Eligible for Reimbursement
	2007	2008
Enterprise Capital Appreciation Fund	$—	$—	$—
Enterprise Deep Value Fund	25,408	89,161	114,569
Enterprise Equity Fund	25,574	66,595	92,169
Enterprise Equity Income Fund	51,250	78,253	129,503
Enterprise Global Financial Services Fund	11,463	61,240	72,703
Enterprise Global Socially Responsive Fund	15,279	73,520	88,799
Enterprise Government Securities Fund	123,191	383,236	506,427
Enterprise Growth Fund	—	—	—
Enterprise Growth and Income Fund	78,315	224,321	302,636
Enterprise High-Yield Bond Fund	46,923	163,339	210,262
Enterprise International Growth Fund	13,875	58,885	72,760
Enterprise Managed Fund	65,807	255,069	320,876
Enterprise Mergers and Acquisitions Fund	—	—	—
Enterprise Money Market Fund	—	154,591	154,591

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

	Amount Eligible through		Total Eligible for Reimbursement
	2007	2008
Enterprise Multi-Cap Growth Fund	$7,259	$100,964	$108,223
Enterprise Short Duration Bond Fund	36,369	81,686	118,055
Enterprise Small Company Growth Fund	66,905	243,139	310,044
Enterprise Small Company Value Fund	—	—	—
Enterprise Strategic Allocation Fund	23,163	108,336	131,499
Enterprise Tax-Exempt Income Fund	19,320	70,827	90,147
Enterprise Technology Fund	20,422	200,567	220,989
Enterprise Total Return Fund	47,211	156,568	203,779

Note 8 Transactions with Affiliates

The Manager is a wholly-owned subsidiary of AXA Financial, Inc., the parent company of AXA Equitable. At April 30, 2005, Equitable and its subsidiaries and affiliates held investments in each of the Funds as follows:

Percentage of Ownership
Enterprise Capital Appreciation Fund	0.09%
Enterprise Deep Value Fund	0.31
Enterprise Equity Fund	0.12
Enterprise Equity Income Fund	0.19
Enterprise Global Socially Responsive Fund	5.80
Enterprise Government Securities Fund	0.11
Enterprise Growth Fund	0.08
Enterprise High-Yield Bond Fund	0.09
Enterprise International Growth Fund	0.03
Enterprise Managed Fund	0.17
Enterprise Money Market Fund	0.28
Enterprise Short Duration Bond Fund	0.18
Enterprise Small Company Growth Fund	0.05
Enterprise Small Company Value Fund	0.01
Enterprise Strategic Allocation Fund	0.29
Enterprise Tax-Exempt Income Fund	0.16
Enterprise Technology Fund	0.58
Enterprise Total Return Fund	—#

#	Percentage of ownership is less than 0.005%.

Shares of some of the Funds are held by the AXA Enterprise Allocation Funds of the AXA Enterprise Multimanager Funds Trust, an entity also advised by Equitable. The AXA Enterprise Allocation Funds invest exclusively in shares of other mutual funds managed by the Manager. The following table represents the percentage of ownership that each AXA Allocation Fund has in the underlying investment companies net assets as of April 30, 2005.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Fund:	AXA Enterprise Conservative Allocation	AXA Enterprise Moderate Allocation	AXA Enterprise Aggressive Allocation
Enterprise Capital Appreciation Fund	—#	0.04%	0.03%
Enterprise Deep Value Fund	—	0.10%	0.09%
Enterprise Equity Fund	—#	0.07%	0.05%
Enterprise Equity Income Fund	—	0.01%	0.01%
Enterprise Growth Fund	—#	—#	—#
Enterprise Government Securities Fund	0.02%	0.08%	0.01%
Enterprise High-Yield Bond Fund	0.01%	0.05%	—
Enterprise Short Duration Bond Fund	0.03%	0.14%	0.02%
Enterprise Small Company Growth Fund	—#	0.03%	0.03%
Enterprise Small Company Value Fund	—#	0.01%	—#

#	Percentage of ownership is less than 0.005%.

Note 9 Approvals of Investment Advisory Arrangements during the Semi-Annual Period Ended April 30, 2005

Approval of Investment Management Agreements

At a meeting held on December 15, 2004, the Board of Directors, including the Independent Directors, approved the Investment Adviser’s Agreement with ECM (“ECM Management Agreement”) with respect to each of the Funds shown in the table below (except the Money Market Fund), the Investment Management Agreement with AXA Equitable (“AXA Equitable Management Agreement” and together with the ECM Management Agreement the “Management Agreements”) with respect to the Money Market Fund, and each Investment Advisory Agreement (each, a “Subadvisory Agreement” and together with the Management Agreements, the “Agreements”) with each Subadviser as shown in the table below with respect to the Fund listed opposite its name.

Fund	Subadviser
Enterprise Capital Appreciation Fund	Marsico Capital Management, LLC
Enterprise Deep Value Fund	Barrow, Hanley, Mewhinney & Strauss, Inc.
Enterprise Equity Fund	TCW Investment Management Company
Enterprise Equity Income Fund	Boston Advisors, Inc.
Enterprise Global Financial Services Fund	Sanford C. Bernstein & Co., LLC
Enterprise Global Socially Responsive Fund	Rockefeller & Co., Inc.
Enterprise Government Securities Fund	TCW Investment Management Company
Enterprise Growth Fund	Montag & Caldwell, Inc.
Enterprise Growth and Income Fund	UBS Global Asset Management (Americas) Inc.
Enterprise High-Yield Bond Fund	Caywood-Scholl Capital Management
Enterprise International Growth Fund	SSgA Funds Management, Inc.
Enterprise Managed Fund	Wellington Management Company, LLP
Enterprise Mergers and Acquisitions Fund	GAMCO Investors, Inc.
Enterprise Money Market Fund	J.P. Morgan Investment Management Inc.
Enterprise Multi-Cap Growth Fund	Montag & Caldwell, Inc.
Enterprise Short Duration Bond Fund	Boston Advisors, Inc.
Enterprise Small Company Growth Fund	Eagle Asset Management, Inc.
Enterprise Small Company Value Fund	GAMCO Investors, Inc.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Fund	Subadviser
Enterprise Strategic Allocation Fund	UBS Global Asset Management (US) Inc.
Enterprise Tax-Exempt Income Fund	MBIA Capital Management Corp.
Enterprise Technology Fund	Fred Alger Management, Inc.
Enterprise Total Return Fund	Pacific Investment Management Company LLC

In approving each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the Fund(s). In this connection, the Board considered factors it deemed relevant with respect to each Fund, including: (1) the nature, quality and extent of the services to be provided to the Fund by the Manager, Subadviser and each of their affiliates; (2) the Manager’s and Subadviser’s investment process, personnel and operations; (3) the Manager’s and Subadviser’s financial condition; (4) the level of the Fund’s management fee; (5) the anticipated effect of growth and size on the Fund’s performance and expenses, where applicable; (6) the estimated profitability of the Manager and Subadviser under their respective agreements; (7) the performance of the Fund as compared to a selected peer group and an appropriate benchmark; (8) “fall-out” benefits to be realized by the Manager, the Subadviser and each of their affiliates (i.e., ancillary benefits to be realized by the Manager, the Subadviser and each of their affiliates from their relationship with the Corporation); and (9) possible conflicts of interest. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling.

In this connection, the Board was provided with information addressing key factors the Board customarily considers in evaluating the approval of investment management agreements and investment advisory agreements, including an analysis for each Fund of how performance and fees compare to its selected peer group and appropriate benchmarks, as applicable. The Independent Directors were assisted by independent counsel during their deliberations.

The Board, in examining the nature and quality of the services to be provided by each Manager and each Subadviser to the Funds, recognized each Manager’s and each Subadviser’s experience in serving as an investment adviser for funds comparable to the Funds they advise. The Board noted the extensive responsibilities that each Manager has as an investment manager to the Funds and each Subadviser has as a subadviser to the Funds, including the selection and monitoring of subadvisers for the Funds or the provision of investment advice to the Funds (as applicable), oversight of compliance with Fund policies and objectives, review of brokerage matters, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding each Subadviser’s investment process and the qualifications and experience of each portfolio manager of each Subadviser who would provide services to the Funds. In considering each Manager’s and each Subadviser’s financial condition, the Board reviewed financial information regarding the company and its affiliates (as applicable).

The Board considered the fees payable under each Agreement. In this connection, the Board evaluated each Manager’s and each Subadviser’s anticipated costs and profitability (to the extent practicable) in providing services to the Funds, including the costs associated with the research and investment processes, personnel, systems and equipment necessary to perform their functions. The Board also examined the fees and total expense ratios for each Fund in light of the level of services provided and the responsibilities of each Manager and each Subadviser to each Fund. The Board also considered that each Fund’s management fee structure does not provide for a reduction of payments as assets increase but that the Manager had undertaken contractual expense limitations with respect to many of the Funds, which were subject to renewal by the Board and the respective Manager on an annual basis.

The Board noted that AXA Equitable serves as the administrator for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Corporation’s audits, financial statements and tax returns and managing expenses and budgeting for the Corporation. The Board also recognized that the Managers’ affiliate, Enterprise Fund Distributors, Inc., serves as the underwriter for the Corporation, and as such, receives Rule 12b-1 payments from the Funds.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

The Board noted, however, that such payments are used to provide valuable shareholder services and to finance activities that are intended to result in the sale of Fund shares, which potentially could lead to growth in the Corporation’s assets and the corresponding benefits of that growth, including economies of scale and greater portfolio diversification. Further, the Board recognized that Sanford C. Bernstein & Co., LLC (“Bernstein”) and The Advest Group, Inc. (“Advest”), each of which is a registered broker-dealer, are affiliates of the Managers and from time to time may receive brokerage commissions from the Funds in connection with the purchase and sale of portfolio securities. The Board noted, however, that transactions with Bernstein and Advest, among other things, must meet the requirements for best execution.

The Board also noted that each Subadviser, through its relationship as a subadviser to a Fund, may engage in soft dollar transactions. The Board considered each Subadviser’s procedures for executing portfolio transactions for the Funds and each Subadviser’s policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers. Further, the Board recognized that many Subadvisers to the Funds are affiliated with registered broker-dealers and these broker-dealers may from time to time execute transactions on behalf of the Funds. The Board noted, however, that all Subadvisers must select brokers who meet the requirements for best execution.

Based on these considerations, the Board concluded, with respect to each Fund, that: (1) the Fund was likely to benefit from the nature and quality of the Manager’s and the Subadviser’s services based on their investment process, experience, personnel and operations; (2) the Manager and the Subadviser each have the resources to provide the services and to carry out their responsibilities under their respective Agreements; and (3) the Manager’s and the Subadviser’s compensation, including ancillary benefits, is fair and reasonable. The Board also made the conclusions described below with respect to the performance of each Fund. Based on the foregoing and the conclusions described below, the Board, including the Independent Trustees, approved each Agreement with respect to the Funds.

Capital Appreciation Fund

With respect to the performance of the Capital Appreciation Fund, the Board considered that the Fund had outperformed its primary benchmark for the three- and five-year periods ended September 30, 2004 but had slightly underperformed its benchmark for the one- and ten-year periods ended on that date. The Board also considered that the Fund’s performance was in the top quartile of its peer group for each of one-, three- and five-year periods. Based on the foregoing, the Board concluded that the Fund’s performance has been favorable.

Deep Value Fund

With respect to the performance of the Deep Value Fund, the Board considered that the Manager had proposed that the Board approve the Subadviser to replace another subadviser for performance-related reasons, as the Fund had underperformed its primary benchmark for the one-year, three-year and since inception periods ended September 30, 2004 and had placed in the bottom half of its peer group for the one- and three-year periods. The Board also considered that the new Subadviser’s comparable accounts generally had outperformed their primary benchmark over relevant time periods. Based on the foregoing, the Board concluded that the Manager had taken reasonable steps to address the Fund’s underperformance and that the new Subadviser was reasonably likely to enhance the Fund’s performance over the long-term.

Equity Fund

With respect to the performance of the Equity Fund, the Board considered that the Fund had outperformed its primary benchmark for the three- and five-year periods ended September 30, 2004 but had slightly underperformed its benchmark for the one-year period ended on that date and had moderately underperformed its benchmark for the since inception period ended on that date. The Board also considered that the Fund’s performance was in the top quartile of its peer group for each of the one-, three and five-year periods. Based on the foregoing, the Board concluded that the Fund’s performance has been favorable.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Equity Income Fund

With respect to the performance of the Equity Income Fund, the Board considered that the Fund had outperformed its primary benchmark for the one-, three- and five-year periods ended September 30, 2004 but had slightly underperformed its benchmark for the 10-year period ended on that date. The Board also considered that the Fund’s performance was in the top quartile of its peer group for each of the one- and three-year periods and the third quartile for the five-year period. Based on the foregoing, the Board concluded that the Fund’s performance has been favorable.

Global Financial Services Fund

With respect to the performance of the Global Financial Services Fund, the Board considered that the Fund had outperformed its primary benchmark for the one-year, three-year, five-year and since inception periods ended September 30, 2004. The Board also considered that the Fund’s performance was in the top half of its peer group for each of the one-, three and five-year periods. Based on the foregoing, the Board concluded that the Fund’s performance has been favorable.

Global Socially Responsive Fund

With respect to the performance of the Global Socially Responsive Fund, the Board considered that the Fund had slightly underperformed its primary benchmark for the one- and three-year periods ended September 30, 2004 but had outperformed its benchmark for the since inception period ended on that date. The Board also considered that the Fund’s benchmark provides a somewhat limited basis on which to evaluate the performance of the Fund in light of the Fund’s focus on investments in socially responsive companies. In this connection, the Board considered that the Fund’s performance was in the top half of its peer group for the one- and three-year periods. Based on the foregoing, the Board concluded that the Fund’s performance was reasonable in light of the Fund’s investment policies.

Government Securities Fund

With respect to the performance of the Government Securities Fund, the Board considered that the Fund had outperformed its primary benchmark for the one-, three-, five- and ten-year periods ended September 30, 2004. The Board also considered that the Fund’s performance was in the top quartile of its peer group for each of the one-, three and five-year periods. Based on the foregoing, the Board concluded that the Fund’s performance has been favorable.

Growth Fund

With respect to the performance of the Growth Fund, the Board considered that the Fund had significantly underperformed its primary benchmark for the one- and three-year periods ended on September 30, 2004 and had slightly underperformed its benchmark for the five- and ten-year periods ended on that date. The Board also considered that the Fund’s performance was in the top half of its peer group for the one- and five-year periods and the third quartile for the three-year period. Based on the foregoing, the Board concluded that the Fund’s long-term performance has been reasonable.

Growth and Income Fund

With respect to the performance of the Growth and Income Fund, the Board considered that the Fund had outperformed its primary benchmark for the one-, five- and ten-year periods ended on September 30, 2004 but had moderately underperformed its benchmark for the three-year period ended on that date. The Board also considered that the Fund’s performance was in the top half of its peer group for each of the three- and five-year periods and top quartile for the one-year period. Based on the foregoing, the Board concluded that the Fund’s performance has been favorable.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

High-Yield Bond Fund

With respect to the performance of the High-Yield Bond Fund, the Board considered that the Fund had outperformed its primary benchmark for the five-year period ended on September 30, 2004 but had slightly underperformed its benchmark for the one-, three- and ten-year periods ended on that date. The Board also considered that the Fund’s performance was in the third quartile for each of the one- and three-year periods but was in the top quartile for the five-year period. Based on the foregoing, the Board concluded that the Fund’s long-term performance has been favorable.

International Growth Fund

With respect to the performance of the International Growth Fund, the Board considered that the Fund had significantly underperformed its primary benchmark for the one-, three-, five- and ten-year periods ended on September 30, 2004. The Board also considered that the Fund’s performance was in the bottom half of its peer group for the one-, three- and five-year periods. The Board also considered that the Subadviser, in consultation with the Manager, had recently implemented changes to the Subadviser’s investment process that were intended to enhance the Fund’s performance. Based on the foregoing, the Board concluded that the Manager had taken reasonable steps to improve the Fund’s performance and that the changes implemented by the Subadviser were reasonably likely to enhance the Fund’s performance.

Managed Fund

With respect to the performance of the Managed Fund, the Board considered that the Fund had underperformed its primary benchmark for the one-year, three-year, five-year and since inception periods ended on September 30, 2004. The Board also considered that the Fund’s performance was in the bottom half of its peer group for the one-, three- and five-year periods. The Board noted, however, that the Fund’s underperformance for the three- and five-year periods was relatively moderate. Based on the foregoing, the Board concluded that the Fund’s long-term performance has been reasonable.

Mergers and Acquisitions Fund

With respect to the performance of the Mergers and Acquisitions Fund, the Board considered that the Fund had outperformed its primary benchmark for the three-year and since inception periods ended on September 30, 2004 but had underperformed its benchmark for the one-year period ended on that date. The Board also considered that the Fund’s performance was in the top quartile of its peer group for the three-year period and top half for the one-year period. Based on the foregoing, the Board concluded that the Fund’s performance has been favorable.

Money Market Fund

With respect to the performance of the Money Market Fund, the Board considered that the Subadviser had replaced another adviser, as the Fund generally had underperformed its primary benchmark and had placed in the bottom quartile of its peer group for each of the one-, three- and five-year periods ended September 30, 2004. The Board also considered that the new Subadviser’s comparable accounts generally had outperformed their primary benchmark over relevant time periods. Based on the foregoing, the Board concluded that the Manager had taken reasonable steps to address the Fund’s underperformance and that the new Subadviser was reasonably likely to enhance the Fund’s performance over the long-term.

Multi-Cap Growth Fund

With respect to the performance of the Multi-Cap Growth Fund, the Board considered that the Manager had proposed that the Board approve the Subadviser to replace another subadviser for performance-related reasons, as the Fund had significantly underperformed its primary benchmark for the one-, three-, five- and ten-year periods ended September 30, 2004 and had placed in the bottom half of its peer group for each of the one-, three- and five-year periods. The Board also considered that the new

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2005 (Unaudited)

Subadviser’s comparable accounts generally had outperformed their primary benchmark over relevant time periods. Based on the foregoing, the Board concluded that the Manager had taken reasonable steps to address the Fund’s underperformance and that the new Subadviser was reasonably likely to enhance the Fund’s performance over the long-term.

Short Duration Fund

With respect to the performance of the Short Duration Bond Fund, the Board considered that the Fund had a relatively short performance history but had slightly outperformed its primary benchmark for the one-year and since inception periods ended on September 30, 2004. The Board also considered that the Fund’s performance was in the top quartile of its peer group for the one-year period. Based on the foregoing, the Board concluded that the Fund’s performance has been favorable.

Small Company Growth Fund

With respect to the performance of the Small Company Growth Fund, the Board considered that the Manager had proposed that the Board approve the Subadviser to replace another subadviser for performance-related reasons, as the Fund had underperformed its primary benchmark for the one-, three, five- and ten-year periods ended September 30, 2004 and had placed in the bottom half of its peer group for each of the one- and three-year periods. The Board also considered that the new Subadviser’s comparable accounts generally had outperformed their primary benchmark over relevant time periods. Based on the foregoing, the Board concluded that the Manager had taken reasonable steps to address the Fund’s underperformance and that the new Subadviser was reasonably likely to enhance the Fund’s performance over the long-term.

Small Company Value Fund

With respect to the performance of the Small Company Value Fund, the Board considered that the Fund had outperformed its primary benchmark for the one-, five- and ten-year periods ended on September 30, 2004 but had slightly underperformed its benchmark for the three-year period ended on that date. The Board also considered that the Fund’s performance was in the third quartile of its peer group for the one-, three- and five-year period. Based on the foregoing, the Board concluded that the Fund’s performance has been favorable.

Strategic Allocation Fund

With respect to the performance of the Strategic Allocation Fund, the Board considered that the Fund had underperformed its primary benchmark for the one-year, three-year and since inception periods ended on September 30, 2004 but that the underperformance for each period was relatively moderate. The Board also considered that the Fund’s performance was in the top half of its peer group for the one-year period and bottom quartile for the three-year period. Based on the foregoing, the Board concluded that the Fund’s performance generally has been reasonable.

Tax Exempt Income Fund

With respect to the performance of the Tax Exempt Income Fund, the Board considered that the Fund had slightly underperformed its primary benchmark for the one-, three-, five- and ten-year periods ended on September 30, 2004. The Board also considered that the Fund generally has had a higher overall portfolio quality than its benchmark, which includes lower rated securities that have the potential for higher returns but are also subject to greater risks. In this connection, the Board considered that the Fund’s performance was in the top half of its peer group for the three- and five-year periods and third quartile for the one-year period. Based on the foregoing, the Board concluded that the Fund’s performance has been reasonable in light of the overall quality of the Fund’s portfolio.

Technology Fund

With respect to the performance of the Technology Fund, the Board considered that the Fund had underperformed its primary benchmark for the one-year, three-year, five-year and since inception periods

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Concluded)

April 30, 2005 (Unaudited)

ended on September 30, 2004. The Board also considered, however, that the Fund’s benchmark is a general market index and does not necessarily reflect the performance of the technology sector, which tends to be more volatile than the general market. In this connection, the Board considered that the Fund’s performance was in the top half of its peer group for the one-year period and third quartile for the three- and five-year periods. Based on the foregoing, the Board concluded that the Fund’s performance generally has been reasonable.

Total Return Fund

With respect to the performance of the Total Return Fund, the Board considered that the Fund had slightly underperformed its primary benchmark for the one-year, three-year and since inception periods ended on September 30, 2004. The Board also considered that the Fund’s performance was in the top half of its peer group for the three-year period and third quartile for the one-year period. Based on the foregoing, the Board concluded that the Fund’s performance has been reasonable.

Note 10 Subsequent Event

At a meeting of shareholders held on May 24, 2005, shareholders of the Enterprise Total Return Fund approved a merger of the Enterprise Total Return Fund into the AXA Enterprise Multimanager Core Bond Fund. This merger took place as of the close of business on June 3, 2005.

At a meeting of shareholders held on May 24, 2005, shareholders of the Enterprise Managed Fund approved a merger of the Enterprise Managed Fund into the AXA Enterprise Moderate-Plus Allocation Fund. This merger took place as of the close of business on June 3, 2005.

At a meeting of shareholders held on May 24, 2005, shareholders approved the reorganization of the following funds:

Acquired Funds	Acquiring Funds
Enterprise Deep Value Fund	AXA Enterprise Deep Value Fund
Enterprise Equity Income Fund	AXA Enterprise Equity Income Fund
Enterprise Global Financial Services Fund	AXA Enterprise Global Financial Services Fund
Enterprise Global Socially Responsive Fund	AXA Enterprise Global Socially Responsive Fund
Enterprise Government Securities Fund	AXA Enterprise Government Securities Fund
Enterprise Growth and Income Fund	AXA Enterprise Growth and Income Fund
Enterprise International Growth Fund	AXA Enterprise International Growth Fund
Enterprise Money Market Fund	AXA Enterprise Money Market Fund
Enterprise Short Duration Bond Fund	AXA Enterprise Short Duration Bond Fund
Enterprise Small Company Growth Fund	AXA Enterprise Small Company Growth Fund
Enterprise Strategic Allocation Fund	AXA Enterprise Growth Fund
Enterprise Tax-Exempt Income Fund	AXA Enterprise Tax-Exempt Income Fund

The acquiring funds listed above are a series of funds of the AXA Enterprise Funds Trust, a Delaware business trust.

MANAGEMENT OF THE CORPORATION (UNAUDITED)

The Board of Directors has the responsibility for the overall management of the Corporation and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Corporation who are responsible for administering the Corporation’s day-to-day operations. The Directors and officers of the Corporation, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Directors and Officers

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years	Number of Portfolios in EGF	Other Directorships

Non-Interested Parties:

Arthur T. Dietz, Atlanta, GA 1923	Director	1972	President, ADT Advisory Corp.	22	None

Arthur Howell, Esquire, Atlanta, GA 1918	Director	1968	Of Counsel, Alston & Bird LLP (law firm)	22	None

William A. Mitchell, Jr., Atlanta, GA 1940	Director and Chairman	1987	Chairman, Carter & Associates (real estate development)	22	None

Lonnie H. Pope, Macon, GA 1934	Director	1985	CEO, Longleaf Industries, Inc., (chemical manufacturing)	22	None

Interested Parties:

Steven M. Joenk, New York, NY 1958	President and Chief Executive Officer, Director	2004	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, chairman and president of ECM, co-chairman of EFD and a director of MONY Capital Management Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisors, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	22	None

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years	Number of Portfolios in EGF	Other Directorships
Interested Parties: (Continued)

Kenneth T. Kozlowski, New York, NY 1961	Chief Financial Officer and Treasurer	2004	From July 2004 to present, a director of ECM; from February 2001 to present, Vice President of AXA Financial; from October 1999 to February 2001, Assistant Vice President of AXA Financial.	22	None

Patricia Louie, New York, NY 1955	Vice President and Secretary	2004	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and counsel of AXA Financial and AXA Equitable.	22	None

Joseph J. Paolo, New York, NY 1970	Chief Compliance Officer	2004	From March 2004 to present, Vice President of AXA Financial and AXA Equitable and Chief Compliance Officer of AXA Financial’s Funds Management Group; from MAY 2002 to March 2004, Assistant Vice President and Compliance Director of AXA Financial and AXA Equitable, from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable; from June 1998 to February 2001, Principal Consultant, PricewaterhouseCoopers LLP.	22	None

Brian E. Walsh, New York, NY 1968	Vice President and Controller	2004	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable.	22	None

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years	Number of Portfolios in EGF	Other Directorships
		Interested Parties: (Continued)

Kenneth B. Beitler, New York, NY 1958	Vice President	2004	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA - CREF.	22	None

Patricia A. Cox, New York, NY 1958	Vice President	2005	From September 2001 to present, Senior Vice President of Operations for Enterprise Funds Distributors, Inc.; from May 1996 to September 2001, Vice President of Operations for Enterprise Funds Distributors, Inc.	22	None

Andrew S. Novak, Esq. New York, NY 1968	Vice President and Assistant Secretary	2005	From May 2003 to present, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.; from August 1997 to August 2000, Vice President and Assistant General Counsel of Mitchell Hutchins Asset Management.	22	None

EGF - The Enterprise Group of Funds, Inc.

ECM - Enterprise Capital Management, Inc.

EFD - Enterprise Fund Distributors, Inc.

The Enterprise Group of Funds Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request by calling 1-800-432-4320.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of directors has determined that Arthur T. Dietz, a member of the board’s Audit Committee, is an “audit committee financial expert” as defined in Item 3. Mr. Dietz is considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 12(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 12(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Enterprise Group of Funds, Inc.

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2005

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
June 30, 2005